Northern Institutional Funds
                        (formerly The Benchmark Funds)



                            MONEY MARKET PORTFOLIOS

                                                                    MAY 31, 1998


Semi-Annual Report

           Effective July 15, 1998, the name of The Benchmark Funds
           changed to "Northern Institutional Funds". Although the
               former name was in effect as of the date of the
           financial statements contained in this Semi-Annual Report
                       dated May 31, 1998, the new name,
                         Northern Institutional Funds,
               has been used throughout to alleviate confusion.

Northern Institutional Funds (formerly The Benchmark Funds)
Money Market Portfolios

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Investment Outlook.........................................................   3
Statements of Investments
  Investment Abbreviations and Notes.......................................   4
  Diversified Assets Portfolio.............................................   5
  Government Portfolio.....................................................   9
  Government Select Portfolio..............................................  10
  Tax Exempt Portfolio.....................................................  11
Statements of Assets and Liabilities.......................................  16
Statements of Operations...................................................  17
Statements of Changes in Net Assets........................................  18
Financial Highlights.......................................................  19
Notes to the Financial Statements..........................................  23

--------------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Northern Institutional Funds
Money Market Portfolios
-------------------------------------------------------------------------------
INVESTMENT OUTLOOK

WHAT HAS CHANGED

The worsening economic crisis in Asia dimmed prospects for global growth. Troubles in the Far East deepened as Japan's economy entered recession, pushing the U.S. dollar to an eight-year high against the yen. On the home front, flight-to-quality trading pushed the yield on the 30-year Treasury to a 21-year low, Congress moved to lower the long-term capital gains holding period to 12 months, and stocks rebounded to near all-time highs as worries diminished concerning second quarter earnings.

ECONOMIC OUTLOOK

MODERATE ECONOMIC GROWTH IS EXPECTED TO CONTINUE

Economic growth is slowing to a more moderate pace from its almost boom-like first quarter performance. For now, this slowdown is concentrated in the manufacturing sector. Exports to Asia have fallen because of the recession there. Domestic business equipment spending is slowing in the face of falling factory capacity utilization and weaker demand. Inventory growth also is expected to slow because of the rapid accumulation in the first quarter and General Motors ("GM") strike-related shutdown. More than offsetting these brakes on economic activity is a vibrant household sector. With unemployment very low and real incomes rising, consumer spending has remained strong. These same factors that are contributing to consumer spending, in combination with low nominal interest rates, are keeping the demand for residential real estate high. Nonresidential real estate activity is also strong because of rising rents, increased acquisition costs, and readily available financing. In the coming months, the weakness in the manufacturing sector is likely to filter through to other parts of the economy, slowing, but not stalling them.

  The Asian economic crisis worsened markedly in recent weeks, so much so that references to deflationary spirals and Asian depressions have begun to appear in market analyses and news reports. Japan's economy has entered a recession, with Hong Kong likely to follow. The second largest economy in Asia, that of mainland China, has slowed significantly. Although the previously-announced Japanese fiscal stimulus program, which is only now being implemented, will stimulate some domestic demand, it remains to be seen if it will be enough to stabilize the Japanese economy, let alone generate job-creating growth. There are suggestions that the ruling Japanese political party will recommend permanent tax cuts in the run-up to the July 12, 1998 parliamentary elections. Although the Japanese government appears to have a greater urgency to resolve the bad-loan problems of the banks, a resolution, in and of itself, will have only a marginally salutary impact on domestic demand. In order to ease the credit crunch in Japan quickly, the government would have to use public funds to recapitalize the banking system. After more than eight years of Japan's "muddling through" its various crises, financial markets are skeptical that these new policy changes will be implemented in a timely and successful manner. Meanwhile, the Chinese government is expected to use fiscal and monetary policies to boost domestic demand rather than devaluing its currency in an effort to increase exports.

  U.S. consumer inflation has started to edge higher in the face of very strong demand, human capital constraints, and slowing productivity, but declining import prices continue to act as a governor on inflation. Falling commodity prices, especially energy prices, also have been a limiting factor with regard to inflation. The expected moderation in U.S. economic activity will likely relieve some of the cyclical inflationary pressures. The Federal Reserve shares this outlook and is likely to keep policy on hold for the foreseeable future. Making their job even more difficult over the next few months will be the distortion imparted to reported economic data by the temporary negative effects from the GM strike. The monetary policymakers are also aware that the global financial markets are currently very fragile. A tightening in U.S. monetary policy in this environment would run the risk of triggering an avalanche in global equity share prices, which, in turn, could slow the U.S. economy more than desired. With inflation still low, and, perhaps as important, inflation expectations low, the Federal Reserve believes that it can be less preemptive now than otherwise would be the case_____July.9, 1998

Shares of Northern Institutional Funds are not bank deposits or obligations of, or guaranteed, endorsed or otherwise supported by The Northern Trust Company, its parent company, or its affiliates, and are not Federally insured or guaranteed by the U.S. Government, Federal Deposit Insurance Corporation, Federal Reserve Board, or any other governmental agency. Northern Institutional Money Market Portfolios seek to maintain a net asset value of $1.00 per unit, but there can be no assurance that they will be able to do so on a continuous basis.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1998
(Unaudited)
INVESTMENT ABBREVIATIONS AND NOTES:
ADP  --Automatic Data Processing
AMBAC--American Municipal Bond Assurance Corp.
BAN  --Bond Anticipation Note
BTP  --Bankers Trust Partnership
Colld.
     --Collateralized
CP   --Commercial Paper
FGIC --Financial Guaranty Insurance Corp.
FNMA --Federal National Mortgage Association
FRN  --Floating Rate Note
FSA  --Financial Security Assurance Corp.
GO   --General Obligation
Gtd. --Guaranteed
GNMA --Government National Mortgage Association

HDA  --Housing Development Authority
HFA  --Housing Finance Authority
IDA  --Industrial Development Authority
IDR  --Industrial Development Revenue
I.S.D.
     --Independent School District
LOC  --Letter of Credit
MBIA --Municipal Bond Insurance Association
ML SG--Merrill Lynch/Societe Generale
P-Floats
     --Puttable Floating Rate Security
PCR  --Pollution Control Revenue
SD   --School District
Soc Gen
     --Societe Generale
TOB  --Tender Option Bond
TRAN --Tax and Revenue Anticipation Note
VRDN --Variable Rate Demand Note

 . The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

 . Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

 . Maturity dates represent either the stated date on the security or the next interest reset date for floating and variable rate securities per SEC rules.

 . Amortized cost also represents cost for federal income tax purposes.

 . Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1998
(All amounts in thousands)
(Unaudited)

           Description
------------------------------------------------------
 Principal          Maturity    Amortized
  Amount   Rate     Date             Cost
------------------------------------------------------
                          DIVERSIFIED ASSETS PORTFOLIO
 BANK NOTES--2.6%
           Bank One, Milwaukee
 $17,000     5.600% 01/29/99   $   16,995
           Bayerische
           Landesbank
  25,000     5.755  08/14/98       25,015
   3,000     5.802  08/14/98        3,002
           Huntington
           National Bank
  23,000     5.460  09/22/98       23,017
           Morgan Guaranty
           Trust Co.
  30,000     6.000  06/22/98       29,999
           Sun Trust Bank
  20,000     5.891  07/14/98       19,999
------------------------------------------------------
 TOTAL BANK NOTES              $  118,027
------------------------------------------------------
 CERTIFICATES OF DEPOSIT--10.6%
 DOMESTIC DEPOSITORY INSTITUTIONS--4.0%
           Bankers Trust New
           York Corp.
 $50,000     5.460% 07/14/98   $   50,015
  25,000     5.640  01/22/99       24,990
           Crestar Bank
  20,000     5.570  08/27/98       20,000
             5.600  02/02/99       19,998
           Huntington
           National Bank
  16,000     5.460  09/18/98       16,015
           Union Bank of
           California
  49,000     5.720  06/10/98       49,000
                               ----------
                                  180,018
                               ----------
 FOREIGN DEPOSITORY INSTITUTIONS--6.6%
           Bank Nationale de
           Paris, New York
  20,000     5.710  02/18/99       19,972
  20,000     5.820  03/30/99       19,982
  25,000     5.800  04/23/99       24,989
           Barclays Bank, New
           York
  25,000     5.460  06/25/98       25,005
   5,000     5.630  02/25/99        4,998
           Canadian Imperial
           Bank of Commerce,
           New York
  24,000     5.470  10/21/98       24,036
  25,000     5.850  04/28/99       24,976
           National
           Westminster Bank,
           New York
  15,000     6.000  06/28/98       14,999
           Societe Generale,
           New York
  15,000     5.740  03/05/99       14,997
   2,000     5.805  04/19/99        1,999
  15,000     5.810  04/19/99       14,994
  18,000     5.540  07/13/98       18,000
  45,000     5.610  07/17/98       45,007
  40,000     5.640  01/07/99       40,009
                               ----------
                                  293,963
------------------------------------------------------
 TOTAL CERTIFICATES OF DE-
  POSIT                        $  473,981
------------------------------------------------------

           Description
-----------------------------------------
 Principal          Maturity    Amortized
  Amount   Rate     Date             Cost
-----------------------------------------
 COMMERCIAL PAPER--56.5%
 ASSET-BACKED SECURITIES--21.5%
           ABC Funding
 $12,360     5.553% 06/01/98   $   12,360
  15,000     5.855  06/01/98       15,000
           Apreco
  12,000     5.598  07/10/98       11,928
  18,000     5.598  07/15/98       17,879
           Beta Finance Corp.
  25,000     5.508  07/14/98       24,840
           Certain Funding
           Corp.
   6,800     5.643  07/23/98        6,745
           Clipper
           Receivables Co.
  40,000     5.544  06/01/98       40,000
           Compass
           Securitization
   9,000     5.577  06/15/98        8,981
  15,000     5.576  06/25/98       14,945
   8,000     5.586  06/25/98        7,970
  20,000     5.604  07/27/98       19,827
  11,755     5.639  07/27/98       11,653
  47,000     5.629  08/25/98       46,384
           Eureka
           Securitization,
           Inc.
  16,250     5.572  07/06/98       16,163
           International
           Securitization
           Corp.
  15,000     5.627  06/29/98       14,935
           Kitty Hawk Funding
           Corp.
   6,998     5.601  06/05/98        6,994
  13,653     5.612  08/17/98       13,493
  10,000     5.643  09/21/98        9,829
           KZH Crescent II
           Corp.
  15,167     5.662  06/09/98       15,148
   6,011     5.610  07/08/98        5,977
           KZH Holding Corp.
           III
   4,311     5.603  06/30/98        4,292
           KZH IV Corp.
   2,424     5.598  06/12/98        2,420
           KZH Pamco
   3,822     5.640  09/29/98        3,752
           KZH Soleil Corp.
   3,036     5.638  06/09/98        3,032
  13,480     5.644  06/12/98       13,457
   6,076     5.644  06/16/98        6,062
  13,221     5.614  06/30/98       13,162
   5,038     5.626  06/30/98        5,015
  10,101     5.630  06/31/98       10,008
           Old Line Funding
  30,000     5.544  06/01/98       30,000
  37,000     5.584  06/24/98       36,868
           R.O.S.E., Inc.
  55,795     5.629  07/29/98       55,296
  10,000     5.639  08/28/98        9,864
           SALTS (II) Cayman
           Islands Corp.
  23,930     5.738  06/18/98       23,930

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1998
(All amounts in thousands)
(Unaudited)

           Description
-----------------------------------------------------------
 Principal          Maturity    Amortized
  Amount   Rate     Date             Cost
-----------------------------------------------------------
                    DIVERSIFIED ASSETS PORTFOLIO--CONTINUED
ASSET-BACKED SECURITIES--Continued
           SALTS (III) Cayman
           Islands Corp.
 $25,000     6.038% 06/18/98   $   25,000
  90,000     5.725  07/23/98       90,000
           Sheffield
           Receivables
  30,000     5.554  06/01/98       30,000
  12,500     5.637  08/25/98       12,336
           Thames Asset
           Global
           Securitization,
           Inc.
  12,452     5.617  06/23/98       12,409
  40,000     5.601  07/13/98       39,741
  30,000     5.608  07/15/98       29,797
   6,359     5.626  08/11/98        6,289
           Trident Capital
           Finance, Inc.
  30,000     5.544  06/01/98       30,000
  60,000     5.572  07/07/98       59,670
           Variable Funding
           Capital
  30,000     5.544  06/01/98       30,000
  43,100     5.686  06/05/98       43,073
           WCP Funding, Inc.
  12,500     5.578  07/13/98       12,420
           Windmill Funding
           Corp.
   1,055     5.551  06/19/98        1,052
           Wood Street
           Funding Co.
   7,592     5.544  06/01/98        7,592
                               ----------
                                  967,588
                               ----------
 COMMUNICATIONS--0.8%
           GTE Financial
           Corp.
  10,000     5.571  06/19/98        9,972
           GTE Funding, Inc.
  25,000     5.648  06/23/98       24,915
                               ----------
                                   34,887
                               ----------
 ELECTRICAL SERVICES--0.3%
           Duke Capital Corp.
  12,500     5.609  07/22/98       12,402
                               ----------
 ELECTRONIC AND OTHER ELECTRIC COMPO-
  NENTS--3.3%
           General Electric
           Capital Corp.
 100,000     5.753  06/01/98      100,000
  50,000     5.558  07/17/98       49,655
                               ----------
                                  149,655
                               ----------
 FOOD AND KINDRED SPIRITS-1.0%
           Cofco Capital
           Corp. (Credit
           Suisse LOC)
  18,000     5.611  08/06/98       17,817
           Deageo PLC
  25,000     5.523  07/06/98       24,869
                               ----------
                                   42,686
                               ----------
 FOREIGN DEPOSITORY INSTITUTIONS--6.3%
           Abbey National
           North America
  60,000     5.618  06/17/98       59,854
           Halifax Building
           Society
  70,000     5.763  06/16/98       69,837

           Description
-----------------------------------------
 Principal          Maturity    Amortized
  Amount   Rate     Date             Cost
-----------------------------------------
           HSBC Americas,
           Inc.
 $45,000     5.620% 08/20/98   $   44,446
           LLoyds Bank PLC
  60,000     5.508  07/13/98       59,625
           Spintab
           AB/Swedmortgage
  15,210     5.594  07/15/98       15,108
  20,790     5.604  07/28/98       20,609
           Swedbank, Inc.
  15,000     5.574  06/11/98       14,977
                               ----------
                                  284,456
                               ----------
 GENERAL MERCHANDISE STORES--1.4%
           Sears Roebuck
           Acceptance Corp.
  62,400     5.554  06/01/98       62,400
                               ----------
 INSURANCE CARRIERS--3.3%
           AON Corp.
  12,015     5.712  06/11/98       11,996
  10,000     5.594  06/16/98        9,977
           Prudential Funding
           Corp.
  87,000     5.753  06/01/98       87,000
           Special Purpose
           Accounts
           Receivable
           Cooperative Corp.
  10,000     5.603  07/13/98        9,935
           Torchmark, Inc.
  15,000     5.632  06/09/98       14,981
  15,000     5.641  06/09/98       14,981
                               ----------
                                  148,870
                               ----------
 MEASURING, ANALYZING AND CONTROL IN-
  STRUMENTS--2.7%
           Xerox Capital
           Europe
 120,000     5.733  06/01/98      120,000
                               ----------
 NONDEPOSITORY BUSINESS CREDIT INSTITU-
  TIONS--1.2%
           FBA Properties,
           Inc. (NationsBank,
           Georgia LOC)
   4,350     5.649  08/27/98        4,291
           Finova Capital
            Corp.
   3,825     5.625  06/25/98        3,811
  19,000     5.626  06/26/98       18,927
  20,000     5.588  06/12/98       19,966
           Sunkyong America,
           Inc. (Credit
           Suisse LOC)
   8,000     5.566  06/08/98        7,992
                               ----------
                                   54,987
                               ----------
 NONDEPOSITORY PERSONAL CREDIT INSTITU-
  TIONS--1.1%
           Cendant Residen-
           tial Mortgage
           Trust
  12,500     5.607  06/03/98       12,496
           Countrywide Home
            Loans
  18,000     5.564  06/01/98       18,000
           Household Finance
            Corp.
  20,000     5.544  06/01/98       20,000
                               ----------
                                   50,496
                               ----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
-----------------------------------------
 Principal          Maturity    Amortized
  Amount   Rate     Date             Cost
-----------------------------------------
 PETROLEUM REFINING AND RELATED--1.6%
           Atlantic Richfield
           Co.
 $22,800     5.567% 06/02/98   $   22,796
  50,000     5.569  06/05/98       49,969
                               ----------
                                   72,765
                               ----------
 SECURITY AND COMMODITY BROKERS--1.9%
           Lehman Brothers
           Holding Corp.
  60,000     5.600  07/01/98       59,723
           Salomon Smith Bar-
            ney Holding
            Corp., Inc.
  25,000     5.571  07/07/98       24,864
                               ----------
                                   84,587
                               ----------
 TRANSPORTATION--9.9%
           BMW US Capital
           Corp.
  23,400     5.544  06/01/98       23,400
           Chrysler Financial
            Corp.
  15,000     5.556  06/10/98       14,979
  59,000     5.596  07/13/98       58,620
           Ford Credit Corp.
  30,000     5.569  06/02/98       29,995
  20,000     5.569  06/05/98       19,988
  25,000     5.582  06/12/98       24,958
  25,000     5.613  07/07/98       24,862
  15,000     5.511  07/16/98       14,900
  10,000     5.601  07/20/98        9,925
  25,000     5.554  08/06/98       24,753
           General Motors Ac-
            ceptance Corp.
  10,000     5.627  06/10/98        9,986
  10,000     6.000  06/11/98        9,984
  10,000     5.623  06/23/98        9,966
  30,000     5.742  07/08/98       29,828
  25,000     5.655  07/07/98       24,862
   5,000     5.599  07/15/98        4,966
  15,000     5.608  07/16/98       14,896
  15,000     5.612  07/20/98       14,887
  10,000     5.612  07/28/98        9,912
  20,000     5.588  07/30/98       19,822
  15,000     5.566  08/12/98       14,837
  12,500     5.566  08/13/98       12,363
  15,000     5.670  09/25/98       14,733
  10,000     5.645  10/14/98        9,794
                               ----------
                                  447,216
                               ----------
 WHOLESALE TRADE-DURABLE GOODS--0.2%
           Sinochem American
           Holdings, Inc.
  10,500     5.581  06/03/98       10,497
-----------------------------------------
 TOTAL COMMERCIAL PAPER        $2,543,492
-----------------------------------------
 CORPORATE NOTES--3.3%
           Beta Finance
 $10,000     6.000% 10/27/98   $   10,000
  60,000     5.563  02/04/99       60,000

           Description
---------------------------------------------
 Principal          Maturity    Amortized
  Amount   Rate     Date             Cost
---------------------------------------------
           Crozer Keystone
           Health VRDN
 $  7,600    5.582% 06/03/98   $    7,600
           GE Engine
           Receivables 1995-1
           Trust FRN
   10,619    5.642  06/12/98       10,619
           GE Engine
           Receivables 1996-1
           Trust FRN
   34,732    5.642  06/12/98       34,732
           Morgan Stanley
           Trust Certificates
           1996-2 F
   26,624    5.748  06/23/98       26,624
---------------------------------------------
 TOTAL CORPORATE NOTES         $  149,575
---------------------------------------------
 EURODOLLAR TIME DEPOSITS--
  10.7%
           Banque Brussels
           Lambert, London
 $ 75,000    5.750% 06/01/98   $   75,000
           Berliner Handels
           Und Frankfurter,
           Grand Cayman
           Islands
   49,949    5.688  06/01/98       49,949
           Chase Manhattan
           Bank, London
  100,000    5.688  06/01/98      100,000
           Firstar Bank,
           Milwaukee, Grand
           Cayman Islands
  136,000    5.688  06/01/98      136,000
           ING Bank, Grand
           Cayman Islands
  100,000    5.750  06/01/98      100,000
           Svenska
           Handlesbanken,
           Stockholm
   20,000    5.656  06/05/98       20,000
---------------------------------------------
 TOTAL EURODOLLAR TIME
  DEPOSITS                     $  480,949
---------------------------------------------
 GUARANTEED INVESTMENT
  CONTRACTS--4.3%
           General American
           Life Insurance Co.
           FRN
 $100,000    5.850% 06/23/98   $  100,000
           Integrity Life
           Insurance Co. FRN
   30,000    5.890  07/01/98       30,000
           Transamerica Life
           Insurance and
           Annuity Co. FRN
   35,000    5.646  03/19/99       35,000
   30,000    5.656  04/30/99       30,000
---------------------------------------------
 TOTAL GUARANTEED INVESTMENT
  CONTRACTS                    $  195,000
---------------------------------------------
 MUNICIPAL INVESTMENTS--7.9%
           City of
           Minneapolis-St.
           Paul (Minnesota)
           Metro Airport GO
           Bond
 $ 28,930    5.756% 07/01/98   $   28,930
           City of Seattle
           (Washington) Ltd.
           GO VRDN
   46,525    5.450  06/03/98       46,525
           Communaute Urbaine
           de Lille, Series A
   30,000    5.888  08/15/98       30,000
           County of Harris
           (Texas) Industrial
           Develop
   10,000    5.600  07/09/98       10,000
           County of Los
           Angeles
           (California)
           Pension
           Obligation, Series
           B
   40,000    5.702  06/30/98       40,000

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1998
(All amounts in thousands)
(Unaudited)

           Description
-----------------------------------------------------------
 Principal          Maturity    Amortized
  Amount   Rate     Date             Cost
-----------------------------------------------------------
                    DIVERSIFIED ASSETS PORTFOLIO--CONTINUED

 MUNICIPAL INVESTMENTS--
  Continued
           County of Kern
           (California)
           Pension Obligation
 $ 18,000    5.756% 08/15/98   $   18,000
           County of Sonoma
           (California)
           Pension Obligation
   22,800    5.756  06/01/98       22,800
           Health Insurance
           Plan of Greater
           New York
   17,500    5.550  06/01/98       17,500
           Municipal Electric
           Authority of
           Georgia, Series A
    5,000    5.600  06/12/98        5,000
           State of New
           Jersey Economic
           Development
           Authority
   25,000    5.680  06/01/98       25,000
           State of Virginia
           Housing
           Development
           Commonwealth
           Mortgage
   97,868    5.500  06/01/98       97,868
           State of Virginia
           Housing
           Development
           Commonwealth
           Mortgage, Series B
    3,350    5.500  06/01/98        3,350
           Texas Municipal
           Power Agency,
           Series 1997
   10,000    5.600  07/13/98       10,000
-----------------------------------------------------------
 TOTAL MUNICIPAL INVESTMENTS   $  354,973
-----------------------------------------------------------
 U.S. GOVERNMENT
  OBLIGATIONS--1.1%
 U.S. TREASURY BILLS
 $ 50,000    5.286% 02/04/99   $   48,267
-----------------------------------------------------------
 TOTAL U.S. GOVERNMENT
  OBLIGATIONS                  $   48,267
-----------------------------------------------------------
 REPURCHASE AGREEMENTS--3.3%
 REPURCHASE AGREEMENT--2.2%
           UBS Securities
           Inc., Dated
           5/29/98,
           Repurchase Price
           $100,046 (U.S.
           Government
           Securities Colld.)
 $100,000    5.510% 06/01/98   $  100,000
 JOINT REPURCHASE AGREEMENT--
  1.1%
           UBS Securities
           Inc., Dated
           8/29/97 (U.S.
           Government
           Securities Colld.)
           Accrued Interest
           $154
   50,000    5.628  06/01/98       50,000
-----------------------------------------------------------
 TOTAL REPURCHASE AGREEMENTS   $  150,000
-----------------------------------------------------------
 TOTAL INVESTMENTS--100.3%     $4,514,264
-----------------------------------------------------------
 Liabilities, less other
  assets--(0.3)%                  (14,421)
-----------------------------------------------------------
 NET ASSETS--100.0%            $4,499,843
-----------------------------------------------------------
-----------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
---------------------------------------------------------------
 Principal                           Maturity        Amortized
  Amount           Rate                Date             Cost
---------------------------------------------------------------
                              GOVERNMENT PORTFOLIO
 U.S. GOVERNMENT AGENCIES--54.5%
 FANNIE MAE MEDIUM TERM NOTES--3.8%
 $  5,000    5.630%              08/14/98            $    4,998
   46,000    5.380               02/09/99                45,962
                                                     ----------
                                                         50,960
                                                     ----------
 FHLB DISCOUNT NOTE--3.0%
   40,531    5.452               06/01/98                40,531
                                                     ----------
 FHLB MEDIUM TERM NOTES--16.8%
   67,000    5.720               07/07/98                66,996
   82,000    5.715               07/21/98                81,997
   17,500    5.710               10/01/98                17,501
    7,765    5.690               10/02/98                 7,763
   10,230    5.792               10/23/98                10,232
   10,000    5.775               10/30/98                 9,999
   20,800    5.520               03/23/99                20,787
   13,000    5.500               03/26/99                12,990
                                                     ----------
                                                        228,265
                                                     ----------
 FREDDIE MAC DISCOUNT NOTE--27.3%
  370,000    5.553               06/01/98               370,000
                                                     ----------
 SLM HOLDING CORP. MEDIUM TERM NOTES--3.6%
   12,000    5.630               08/06/98                11,998
    6,000    5.600               08/11/98                 5,997
    4,475    5.790               09/16/98                 4,476
   26,000    5.400               02/10/99                25,981
                                                     ----------
                                                         48,452
---------------------------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES                      $  738,208
---------------------------------------------------------------
 REPURCHASE AGREEMENTS--48.0%
 REPURCHASE AGREEMENTS--44.3%
           Chase Manhattan, Inc., Dated 5/29/98,
           Repurchase Price $275,127
           (U.S. Government Securities Colld.)
 $275,000    5.520%              06/01/98            $  275,000
           SBC Warburg, Inc., Dated 5/29/98,
           Repurchase Price $325,149
           (U.S. Government Securities Colld.)
  325,000    5.510               06/01/98               325,000
                                                     ----------
                                                        600,000
                                                     ----------

           Description
--------------------------------------------------------------
 Principal                           Maturity      Amortized
  Amount           Rate                Date           Cost
--------------------------------------------------------------
 JOINT REPURCHASE AGREEMENT--3.7%
           UBS Securities, Inc., Dated 08/29/97,
           (U.S. Government Securities Colld.)
           Accrued Interest $148
 $50,000     5.628%              06/01/98          $   50,000
--------------------------------------------------------------
 TOTAL REPURCHASE AGREEMENTS                       $  650,000
--------------------------------------------------------------
 TOTAL INVESTMENTS--102.5%                         $1,388,208
--------------------------------------------------------------
 Liabilities, less other assets--(2.5)%               (33,395)
--------------------------------------------------------------
 NET ASSETS--100.0%                                $1,354,813
--------------------------------------------------------------
--------------------------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1998
(All amounts in thousands, except shares)
(Unaudited)

           Description
-----------------------------------------------------
 Principal               Maturity Amortized
  Amount       Rate        Date      Cost
-----------------------------------------------------
                          GOVERNMENT SELECT PORTFOLIO
 U.S. GOVERNMENT AGENCIES--102.0%
 FEDERAL FARM CREDIT BANK--1.4%
 $  7,000    5.750%      07/01/98 $    6,999
   12,000    5.700       12/01/98     11,994
                                  ----------
                                      18,993
                                  ----------
 FEDERAL FARM CREDIT BANK DISCOUNT NOTES--
  21.3%
    9,000    5.395       06/22/98      8,972
   19,000    5.407       06/22/98     18,940
    4,000    5.396       06/23/98      3,987
   79,000    5.407       06/23/98     78,740
   35,550    5.428       06/23/98     35,433
   62,000    5.397       06/24/98     61,787
   26,860    5.407       06/24/98     26,768
   28,000    5.398       06/26/98     27,896
   20,550    5.413       06/30/98     20,461
                                  ----------
                                     282,984
                                  ----------
 FHLB--21.1%
   64,000    5.720       07/07/98     63,997
   54,000    5.715       07/21/98     53,999
   11,150    5.710       10/01/98     11,151
    8,340    5.690       10/02/98      8,338
   22,875    5.700       10/23/98     22,870
   24,000    5.775       10/30/98     23,999
   21,000    5.435       02/02/99     20,975
   22,750    5.520       03/23/99     22,736
   14,000    5.500       03/26/99     13,989
   13,000    5.610       04/08/99     12,990
   25,000    5.630       05/05/99     24,974
                                  ----------
                                     280,018
                                  ----------
 FHLB DISCOUNT NOTES--52.8%
  218,653    5.452       06/01/98    218,653
   92,600    5.419       06/12/98     92,447
   44,000    5.413       06/17/98     43,895
   13,750    5.423       06/17/98     13,717
   34,000    5.403       06/19/98     33,908
   18,000    5.427       06/22/98     17,943
  116,000    5.411       06/24/98    115,600
   91,200    5.418       06/24/98     90,886
   73,400    5.411       06/26/98     73,125
                                  ----------
                                     700,174
                                  ----------
 SLM HOLDING CORP.--5.4%
   17,000    6.080       08/11/98     16,991
   17,000    5.820       09/16/98     17,003
   15,500    5.720       11/20/98     15,496
   22,000    5.740       12/17/98     21,988
                                  ----------
                                      71,478
-----------------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES   $1,353,647
-----------------------------------------------------

          Description
--------------------------------------------
                        Maturity Amortized
  Shares      Rate        Date      Cost
--------------------------------------------
 OTHER INVESTMENT--0.0%
          Dreyfus Treasury Prime Cash
          Management,
          Class A
    1,001 --            --       $        1
--------------------------------------------
 TOTAL OTHER INVESTMENT          $        1
--------------------------------------------
 TOTAL INVESTMENTS--102.0%       $1,353,648
--------------------------------------------
 Liabilities, less other as-
  sets--(2.0)%                      (27,505)
--------------------------------------------
 NET ASSETS--100.0%              $1,326,143
--------------------------------------------
--------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

Description
-----------------------------------------------------------------------------------------------------
Principal                                                Maturity                           Amortized
 Amount                 Rate                               Date                               Cost
-----------------------------------------------------------------------------------------------------
                              TAX-EXEMPT PORTFOLIO
MUNICIPAL INVESTMENTS--97.4%
ALABAMA--1.6%
Greenville City IDR VRDN, Series
 1992, Allied-Signal Project
 (Allied-Signal Inc. Gtd.)
$ 1,350                 3.950%                           06/07/98                           $  1,350
Jefferson County Revenue VRDN,
 Series A (FGIC Insured)
  5,050                 4.000                            06/07/98                              5,050
University of Alabama Hospital
 Revenue VRDN,
 Series 1997B
  3,700                 3.950                            06/07/98                              3,700
                                                                                            --------
                                                                                              10,100
                                                                                            --------
ALASKA--0.6%
Alaska Housing Finance Corp.
 VRDN, Series 1994 PT-37,
 Merrill P-Floats (Alaska HFA
 Colld.)
  3,820                 3.870                            06/01/98                              3,820
                                                                                            --------
ARIZONA--1.8%
Maricopa County Community
 College Dist. GO VRDN, Series
 BTP-29
 10,640                 3.850                            06/07/98                             10,640
Maricopa County PCR VRDN,
 Arizona Public Service Palo
 Verde Project, 1994 F (Bank of
 America LOC)
  1,000                 4.000                            06/01/98                              1,000
                                                                                            --------
                                                                                              11,640
                                                                                            --------
CALIFORNIA--5.0%
California State GO VRDN, Series
 1998 A (MBIA Insured)
  1,550                 3.800                            06/07/98                              1,550
Freemont City Unified School
 District TRAN, Series 1997/98
  4,600                 4.250                            06/30/98                              4,601
Irvine County Ranch Water
 District VRDN, Series 1993 B,
 Districts 2, 102, 103, & 206
 (Morgan Guaranty Trust Co. LOC)
  7,500                 3.750                            06/01/98                              7,500
Los Angeles County TRAN, Series
 A
  5,000                 4.500                            06/30/98                              5,003
Riverside County TRAN, Series A
  5,000                 4.500                            06/30/98                              5,002
San Marcos Public Facilities
 Authority Revenue VRDN, Series
 1989 B, Civic Center Project
 (U.S. Government Securities
 Colld.)
  7,961                 3.600                            03/25/99                              7,961
                                                                                            --------
                                                                                              31,617
                                                                                            --------
FLORIDA--5.0%
Broward County Housing Finance
 Authority Revenue VRDN,
 Sanctuary Park Apts Multifamily
 Project (PNC LOC)
  1,460                 3.850                            06/01/98                              1,460
Dade County School Dist GO VRDN,
 Series 1994 BTP-66 (MBIA
 Insured)
  5,535                 3.900                            06/07/98                              5,535
Dade County Solid Waste System
 Revenue Bond BAN
  5,000                 4.750                            09/01/98                              5,006

Description
-----------------------------------------------------------------------------------------------------
Principal                                                Maturity                           Amortized
 Amount                 Rate                               Date                               Cost
-----------------------------------------------------------------------------------------------------
Florida State Board of Education
 Capital Outlay Board VRDN
 Series B, BTP-52 ADP
$ 7,800                 3.900%                           06/07/98                           $  7,800
Florida State Board of Education
 VRDN, Series 1991 B,
 BTP 233 (U.S. Govt Secs.
 Colld.)
  4,000                 3.900                            10/08/98                              4,000
Hillsborough County IDA IDR
 VRDN, Tampa Electric Co. Gannon
 Goal Project
  2,000                 3.850                            06/01/98                              2,000
Jacksonville City Capital
 Project Revenue VRDN, Series 1
 (AMBAC Insured)
  1,600                 3.900                            06/07/98                              1,600
Orange County Housing Finance
 Authority VRDN, Citicorp Eagle
 Trust, Series 1987-A (GNMA
 Securities Colld.)
  4,700                 3.970                            06/07/98                              4,700
                                                                                            --------
                                                                                              32,101
                                                                                            --------
GEORGIA--6.9%
Burke County Development
 Authority PCR Public Utility
 VRDN, Series 1995-4, Georgia
 Power Co. Plant Vogtle Project
 (Georgia Power Gtd.)
  1,300                 3.850                            06/01/98                              1,300
DeKalb County Development
 Authority PCR VRDN, Series
 1987, General Motors Project
 (General Motors Corp. Gtd.)
  6,000                 3.900                            06/07/98                              6,000
Elbvert County Development
 Authority IDR VRDN, Series
 1992, Allied-Signal Project
 (FMC Corp. Gtd.)
  2,430                 3.950                            06/07/98                              2,430
Fulton County Development
 Authority Educational/School
 VRDN, Series 1997, Woodward
 Academy, Inc. Project (Sun
 Trust Bank Fla. LOC)
  4,000                 3.900                            06/07/98                              4,000
Fulton County Development
 Authority IDR VRDN, General
 Motors Project (General Motors
 Corp. Gtd.)
  2,100                 3.900                            06/07/98                              2,100
Fulton County Resident Elderly
 Authority VRDN, St. Anne's
 Terrace Project (NationsBank
 South LOC)
  2,500                 3.900                            06/07/98                              2,500
Georgia State GO VRDN, Series
 1993 F, BTP-82A
  9,900                 3.750                            10/15/98                              9,900
Georgia State GO VRDN, Series
 1994 D, BTP-100
  6,035                 3.750                            10/15/98                              6,035
Metro Atlanta Rapid Transit
 Authority Revenue Public
 Utility VRDN, Series A, Class
 B, BTP-58, ADP (AMBAC Insured)
  5,965                 3.900                            06/07/98                              5,965
Putnam County Development Authority PCR Public Utility
 VRDN, Series 1996, Georgia Power Co., Plant Project
 (Georgia Power Co. Gtd.)
  1,700                 3.850                            06/01/98                              1,700
Putnam County Georgia Power PCR VRDN, Series 1998,
 Georgia Power Plan Branch 1st Series,
 (Georgia Power Co. Gtd.)
  2,300                 3.850                            06/01/98                              2,300
                                                                                            --------
                                                                                              44,230
                                                                                            --------

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1998
(All amounts in thousands)
(Unaudited)

Description
-----------------------------------------------------------------------------------------------------
Principal                                                Maturity                           Amortized
 Amount                 Rate                               Date                               Cost
-----------------------------------------------------------------------------------------------------
                        TAX-EXEMPT PORTFOLIO--CONTINUED
HAWAII--0.9%
Hawaii State GO VRDN, Unlimited
 Series CS, BTP-302 (MBIA
 Insured)
$ 6,000                 3.850%                           06/07/98                           $  6,000
                                                                                            --------
ILLINOIS--7.3%
Chicago Board of Education
 Education VRDN, BTP-239,
 (AMBAC Insured)
  9,320                 3.850                            06/07/98                              9,320
Chicago G.O. Refunding GO VRDN,
 Series 1998, Citicorp Eagle
 Trust 981302 (FSA Insured)
  2,500                 3.970                            06/07/98                              2,500
Galesburg City Education VRDN,
 Series 1996, Knox College
 Project (LaSalle National Bank
 LOC)
  2,500                 3.850                            06/07/98                              2,500
Illinois Development Finance
 Authority Hospital Revenue
 VRDN, Seri Provena Health
 System (MBIA Insured)
  3,000                 3.900                            06/07/98                              3,000
Illinois Development Finance
 Authority PCR VRDN,
 Series 1994, UNO-VEN Company
 Project (National Bank of
 Detroit LOC)
  1,100                 3.800                            06/07/98                              1,100
Illinois Health Facilities
 Authority Pooled Revenue VRDN,
 Series 1998, Revolving Pooled
 Loan Facility
 (First National Bank of
 Chicago LOC)
  2,000                 3.800                            06/07/98                              2,000
Illinois Health Facilities
 Authority VRDN, Series 1990,
 Gottlieb Health Resources,
 Inc.
 (Harris Trust and Savings Bank
 LOC)
  2,000                 3.800                            06/07/98                              2,000
Illinois State GO VRDN, Series
 1998, PCR-10 Citibank T.O.B.
 (FSA Insured)
  5,000                 4.020                            06/07/98                              5,000
Illinois Metropolitan Pier and
 Exposition Authority Dedicated
 Sales Tax Revenue, BTP-230 A
 (U.S Government Securities
 Colld.)
 10,000                 3.700                            09/22/98                             10,000
Naperville City IDR VRDN,
 General Motors Project
 (General Motors Corp. Gtd.)
  1,480                 3.900                            06/07/98                              1,480
Peoria IDR VRDN, Series 1997, Peoria Production Shop
 Project (Bank One LOC)
  2,905                 4.000                            06/07/98                              2,905
South Barrington Village GO VRDN, Series 1998
 (Harris Trust and Savings Bank LOC)
  4,600                 3.800                            06/07/98                              4,600
                                                                                            --------
                                                                                              46,405
                                                                                            --------
INDIANA--1.8%
Indiana Bond Bank Operating
 Municipal Notes, Series 1998
 A-2, Advanced Funding Program
  7,425                 4.000                            01/20/99                              7,443

Description
---------------------------------------------------------------------------------------------------
Principal
 Amount               Rate                       Maturity Date                       Amortized Cost
---------------------------------------------------------------------------------------------------
Indiana Development Finance
 Authority VRDN, Series 1997,
 Culver Educational Foundation
 Project (Chase Manhattan Bank
 LOC)
$ 2,000                3.800%                             06/07/98                             $  2,000
Jasper County PCR CP, Series
 1988D, Northern Indiana Public
 Service Project (Northern
 Indiana Public Service)
  2,000                3.550                              06/19/98                                2,000
                                                                                               --------
                                                                                                 11,443
                                                                                               --------
IOWA--0.8%
Council Bluffs City PCR Revenue
 VRDN, Series 1995, Iowa-
 Illinois Gas and Electric
 Project (MidAmerican Energy
 Company)
  5,100                3.850                              06/07/98                                5,100
                                                                                               --------
KANSAS--3.2%
LaCygne City Environmental Revenue Refunding VRDN,
 Series 1994 Kansas City Power and Light Project
 (Kansas City Power & Light Gtd.)
  2,182                4.000                              06/07/98                                2,182
Lawrence City GO Temporary Notes, Series 1998-1
  6,355                3.790                              06/01/98                                6,355
Topeka City GO Temporary Notes, Series A
  3,800                4.000                              07/15/98                                3,800
Topeka City GO Temporary Notes, Series A
  3,300                3.800                              08/15/98                                3,302
Wichita City Operating GO Temporary Notes, Series 1994-1
  5,000                4.250                              08/27/98                                5,007
                                                                                               --------
                                                                                                 20,646
                                                                                               --------
KENTUCKY--2.9%
Danville City Lease Revenue CP,
 Municipal Pooled Lease Program
 (PNC Bank LOC)
  3,000                3.650                              07/17/98                                3,000
Kentucky Interlocal School
 Transportation Association
 TRAN
 10,000                4.090                              06/30/98                               10,000
Mayfield City Lease Revenue
 VRDN, Series 1996, Kentucky
 League of Cities Pooled
 Project
 (PNC Bank LOC)
  5,700                4.000                              06/07/98                                5,700
                                                                                               --------
                                                                                                 18,700
                                                                                               --------
LOUISIANA--4.8%
Ascension Parish PCR VRDN,
 Allied-Signal Project (Allied-
 Signal Inc. Gtd.)
  6,600                3.950                              06/07/98                                6,600
Caddo Parish IDR VRDN, General
 Motors Project
 (General Motors Corp. Gtd.)
  3,800                3.900                              06/07/98                                3,800
Greater Baton Rouge Port
 Commission PCR Bonds,
 Series 1983-A, Dow Chemical
 Company Project
 (Dow Chemical Gtd.)
  5,035                3.950                              12/15/98                                5,035
Huntington City Industrial
 Development PCR VRDN,
 Allied-Signal Project (Allied-
 Signal Inc. Gtd.)
  1,900                3.950                              06/07/98                                1,900
Louisiana Public Facilities
 Authority PCR VRDN,
 Series 1992, Allied-Signal
 Project (FMC Corp. Gtd.)
  7,915                3.950                              06/07/98                                7,915

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                   Description
-------------------------------------------------------------------------------------------
Principal
 Amount               Rate                     Maturity Date                 Amortized Cost
-------------------------------------------------------------------------------------------
West Baton Rouge Parish PCR CP,
 Series 1987-3, Dow Chemical
 Project (Dow Chemical Gtd.)
$ 5,050                3.550%                             06/01/98                             $  5,050
                                                                                               --------
                                                                                                 30,300
                                                                                               --------
MARYLAND--1.0%
Maryland State Community
 Development Administration,
 Series 1993 PT-12, Merrill P-
 Floats
 (Maryland Community Development
 Authority)
  3,899                3.870                              06/01/98                                3,899
Maryland State Economic
 Development Authority Pooled
 Revenue VRDN, Series 1995
 (NationsBank LOC)
  2,400                3.900                              06/07/98                                2,400
                                                                                               --------
                                                                                                  6,299
                                                                                               --------
MASSACHUSETTS--1.3%
Massachusetts Bay Transportation
 Authority GO Notes,
 Series 1998 A
  8,000                4.250                              02/26/99                                8,037
                                                                                               --------
MICHIGAN--0.9%
Michigan State Strategic Fund
 IDR VRDN, Allied-Signal Inc.
 Project (FMC Corp. Gtd.)
  2,500                3.900                              06/07/98                                2,500
Michigan State TRAN, Series 1997
 B
  3,000                4.500                              07/02/98                                3,002
                                                                                               --------
                                                                                                  5,502
                                                                                               --------
MINNESOTA--0.3%
St. Paul HDA VRDN, Series A,
 Science Museum of Minnesota
 Project (US Bank LOC)
  2,100                3.700                              06/07/98                                2,100
                                                                                               --------
MISSISSIPPI--0.2%
Jackson County PCR Refunding
 VRDN, Series 1993, Chevron
 U.S.A. Inc. Project (Chevron
 Oil Gtd.)
  1,130                4.050                              06/01/98                                1,130
                                                                                               --------
MISSOURI--4.2%
Missouri State Environmental
 Improvement Authority Revenue
 Bond, Series 1992, Kansas Power
 and Light Company Project
 (Kansas City Power and Light
 Gtd.)
  6,000                3.750                              10/09/98                                6,000
Missouri State TOB Custodial
 Receipt GO VRDN, Series A
  8,860                3.900                              06/07/98                                8,860
St. Charles County IDA IDR VRDN,
 Refunding-Venture Stores Inc.
 Project (Bank of America LOC)
  2,000                3.800                              06/07/98                                2,000
St. Louis City TRAN, Series 1997
  5,400                4.500                              06/30/98                                5,403
St. Louis County IDA Hospital
 VRDN, Series 1996-B, Friendship
 Village West County Project
 (LaSalle National Bank LOC)
  4,370                3.850                              06/07/98                                4,370
                                                                                               --------
                                                                                                 26,633
                                                                                               --------

                       Description
-----------------------------------------------------------------------------------------------------
Principal                                                  Maturity                         Amortized
 Amount                   Rate                               Date                             Cost
-----------------------------------------------------------------------------------------------------
NEVADA--1.4%
Clark County School District GO
 VRDN, Citicorp EagleTrust No.
 962804 (FGIC Insured)
$ 2,900                   3.970%                           06/07/98                         $  2,900
Nevada State GO VRDN, Series
 1997 SGB31 (FGIC Insured)
  5,800                   4.000                            06/07/98                            5,800
                                                                                            --------
                                                                                               8,700
                                                                                            --------
NEW YORK--3.0%
Long Island Power Authority
 VRDN, Electric Systems Revenue
 Sub. Series 2 (Bayerische
 Landesbank LOC)
  6,000                   4.000                            06/07/98                            6,000
New York City GO VRDN, Sub.
 Series 1993 E-3 (Morgan
 Guaranty Trust Co. LOC)
  2,000                   4.000                            06/01/98                            2,000
New York City Municipal Water
 Finance Authority VRDN (MBIA
 Insured)
  3,800                   3.920                            06/07/98                            3,800
New York State Environment
 Facilities Corp. PCR VRDN,
 Eagle Trust No. 943204 (FSA
 Insured)
  5,800                   3.970                            06/07/98                            5,800
Pooled VRDN P-Floats, Series
 PPT2
  1,425                   3.900                            06/01/98                            1,425
                                                                                            --------
                                                                                              19,025
                                                                                            --------
NORTH CAROLINA--1.4%
Buncombe County PCR IDR VRDN,
 Series 1996,
 Cooper Industries, Inc. Project
 (Cooper Industries Gtd.)
  3,200                   3.950                            06/07/98                            3,200
Persons County Industrial
 Facilities and Pollution
 Control PCR VRDN, Series 1992A,
 Carolina Power and Light
 Project (Carolina Power and
 Light Gtd.)
  5,500                   4.000                            06/07/98                            5,500
                                                                                            --------
                                                                                               8,700
                                                                                            --------
OHIO--3.9%
Ohio Air Quality Facilities
 Revenue Bond, Series 1988A,
 Ohio Edison Company Project
 (Toronto-Dominion Bank LOC)
  4,000                   3.650                            02/01/99                            4,000
Ohio State Air Quality
 Development Authority Bond,
 Series A, Pollution Control-
 Duquesne Electric
 (Union Bank of Switzerland LOC)
  4,000                   3.950                            07/10/98                            4,000
Ohio State Higher Education
 Capital Facilities VRDN,
 Series 1994 A, BTP-69 (AMBAC
 Insured)
  8,545                   3.900                            06/07/98                            8,545
Ohio State Water Development
 Authority PCR VRDN,
 Philip Morris Cos., Inc.
 Project
 (Philip Morris Cos., Inc. LOC)
  5,000                   4.000                            06/07/98                            5,000
Red Roof Inns Mortgage Bond
 Trust VRDN
 (National City Bank LOC)
  3,129                   3.800                            06/15/98                            3,129
                                                                                            --------
                                                                                              24,674
                                                                                            --------

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1998
(All amounts in thousands, except shares)
(Unaudited)

                       Description
-----------------------------------------------------------------------------------------------------
Principal                                                  Maturity                         Amortized
 Amount                   Rate                               Date                             Cost
-----------------------------------------------------------------------------------------------------
                        TAX-EXEMPT PORTFOLIO--CONTINUED
OKLAHOMA--1.3%
Oklahoma Water Resources Board,
 Series 1994 A,
 State Loan Program
$ 8,000                   3.550%                           09/01/98                         $  8,000
                                                                                            --------
OREGON--0.8%
Portland City Sewer System VRDN,
 Series A (FGIC Insured)
  5,365                   4.020                            06/07/98                            5,365
                                                                                            --------
PENNSYLVANIA--6.9%
Allegheny County Hospital
 Development Authority VRDN,
 Series B-2, Presbyterian
 University Hospital Project
 (PNC Bank LOC)
    985                   3.800                            06/01/98                              985
Allegheny County Hospital VRDN,
 Series D, Presbyterian Health
 Center Project (MBIA Insured)
  1,200                   3.800                            06/01/98                            1,200
Allegheny County IDA VRDN,
 Series A, Sewickley Academy
 Project (PNC Bank LOC)
  2,000                   3.900                            06/07/98                            2,000
Delaware County IDA PCR VRDN,
 Series 1985, British Petroleum
 Oil Inc. Project (British
 Petroleum PLC Gtd.)
  2,000                   4.000                            06/01/98                            2,000
Emmaus General Authority Pooled
 VRDN, Series 1996, Pennsylvania
 Variable Rate Loan Program (FSA
 Insured)
  5,400                   3.800                            06/07/98                            5,400
Pennsylvania State Higher
 Education Facilities Authority
 VRDN, Series A2, Council of
 Independent Colleges
 (Allied Irish Banks LOC)
  2,000                   3.800                            06/01/98                            2,000
Pennsylvania State Higher
 Education Facilities Authority,
 Series I (AMBAC Insured)
  3,000                   4.500                            11/01/98                            3,008
Philadelphia Hospital and Higher
 Education Facilities Authority
 VRDN, Series A, Children's
 Hospital Project
  1,800                   4.000                            06/01/98                            1,800
Philadelphia School District
 TRAN (Commerzbank LOC)
 10,000                   4.500                            06/30/98                           10,004
Quakertown Hospital Authority
 Revenue VRDN, HPS Group
 Financing Project (PNC Bank
 LOC)
  8,500                   3.950                            06/07/98                            8,500
Schuylkill County IDA Recovery
 IDR VRDN, Gilberton Power
 Project (Mellon Bank LOC)
  4,500                   3.950                            06/07/98                            4,500
Warren County Hospital Authority
 VRDN, Series 1994 B, Warren
 General Hospital Project (PNC
 Bank LOC)
  1,650                   3.900                            06/07/98                            1,650
Washington County Hospital
 Authority VRDN, Series B1-E,
 Eye and Ear Hospital (PNC Bank
 LOC)
    850                   3.800                            06/01/98                              850
                                                                                            --------
                                                                                              43,897
                                                                                            --------
SOUTH CAROLINA--0.4%
Lexington County IDR VRDN,
 Series 1992, Allied-Signal
 Project (FMC Corp. Gtd.)
    800                   3.950                            06/07/98                              800

                       Description
-----------------------------------------------------------------------------------------------------
Principal                                                  Maturity                         Amortized
 Amount                   Rate                               Date                             Cost
-----------------------------------------------------------------------------------------------------
Lexington County IDR VRDN,
 Series 1992 A, Allied-Signal
 Project (FMC Corp. Gtd.)
$ 1,880                   3.950%                           06/07/98                         $  1,880
                                                                                            --------
                                                                                               2,680
                                                                                            --------
SOUTH DAKOTA--1.6%
South Dakota HDA Homeowner
 Mortgage Housing VRDN, Series
 1996 PT-73-A, Merrill P-Floats
  9,875                   4.020                            06/07/98                            9,875
                                                                                            --------
TENNESSEE--1.9%
Bradley County IDA IDR VRDN,
 Series 1993 C, Olin Corporation
 Project
 (Wachovia Bank of North
 Carolina LOC)
  3,100                   3.950                            06/01/98                            3,100
Chattanooga-Hamilton Company
 Hospital Authority VRDN, Series
 1987, Erlanger Medical Center
 Project
 (Morgan Guaranty Trust Co.)
  2,000                   4.000                            06/01/98                            2,000
Memphis Health Education and
 Housing Facilities VRDN,
 Multifamily--Wesley Housing
 Project (Barclays LOC)
  3,320                   3.950                            06/07/98                            3,320
Shelby County GO Bond, Series B,
 BTP-216
  4,000                   3.750                            10/22/98                            4,000
                                                                                            --------
                                                                                              12,420
                                                                                            --------
TEXAS--13.9%
Angelina and Neches River
 Authority VRDN, Series 1984C,
 Solid Waste Disposal
 Facilities, TEEC, Inc. Project
 (Credit Suisse First Boston
 LOC)
  2,200                   4.000                            06/01/98                            2,200
Angelina and Neches River
 Authority VRDN, Series 1984D,
 Solid Waste Disposal
 Facilities, TEEC, Inc. Project
 (Credit Suisse First Boston
 LOC)
  1,400                   4.000                            06/01/98                            1,400
Austin City School District
 Building and Refunding VRDN,
 Series ML SG, Series SG-68
 (Permanent School Fund of Texas
 Gtd.)
  4,900                   4.020                            06/07/98                            4,900
Bastrop City Independent School
 District GO VRDN, Series 1997,
 Series SGB 37
 (Permanent School Fund of Texas
 Gtd.)
 13,770                   4.000                            06/07/98                           13,770
Bexar County Multifamily Housing
 Finance Authority VRDN, Series
 1988 A, Creighton's Mill
 Development Project (New
 England Mutual Gtd.)
  2,600                   4.050                            06/07/98                            2,600
Brazos River Harbor Nav. Dist.
 PCR CP, Series 1987A,
 Dow Chemical (Dow Chemical
 Gtd.)
  9,250                   3.550                            06/01/98                            9,250
Dallas-Ft Worth Airport Revenue
 Refunding VRDN,
 Series 1995 SG, Series SGB-5
 (FGIC Insured)
  6,600                   4.000                            06/07/98                            6,600
Denton City Independent School
 District GO Bond, Series B
 (Permanent School Fund of Texas
 Gtd.)
  6,000                   3.900                            08/15/98                            6,000

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                      Description
---------------------------------
Principal
 Amount               Rate                       Maturity Date                       Amortized Cost
---------------------------------------------------------------------------------------------------
Harris County GO VRDN, Series
 19, Toll Road Unlimited Sub
 Lien CR138
$ 6,900                3.970%                             06/07/98                             $  6,900
Harris County Toll Road
 Unlimited Tax Revenue VRDN,
 Series 1994 A, Citicorp Eagle
 Trust No. 954302
  5,500                4.020                              06/07/98                                5,500
Houston Water and Sewer System
 CP, Series A
  5,000                3.650                              07/23/98                                5,000
Pearland I. S. D. GO VRDN, ML SG
 Trust Receipts SG-106
 (Permanent School Fund of Texas
 Gtd.)
  4,000                4.020                              06/07/98                                4,000
San Antonio Electric and Gas
 System Revenue Bond, ML SG
 Trust Receipts SG-105
 10,000                4.020                              06/07/98                               10,000

Texas State GO Water Financing
 Assistance Refunding VRDN,
 Series 1998A, BTP-309
  5,385                4.020                              06/07/98                                5,385
Texas State TRAN, Series A
  5,000                4.750                              08/31/98                                5,011
                                                                                               --------
                                                                                                 88,516
                                                                                               --------

UTAH--0.9%
Utah State GO Highway CP, Series
 1998B
  6,000                3.700                              10/08/98                                6,000

VIRGINIA--4.0%
Louisa Town PCR CP, Series 1987
 (Virginia Electric Power Co.
 Gtd.)
  4,700                3.650                              07/17/98                                4,700
Norfolk GO VRDN, Eagle Trust No.
 944601
 10,100                4.020                              06/07/98                               10,100
Richmond City Redevelopment and
 Housing Authority VRDN, Series
 1995 A, Old Manchester Project
 (Wachovia Bank of North
 Carolina LOC)
  2,000                3.800                              06/07/98                                2,000
Roanoke IDA Hospital Revenue
 VRDN, Series 1997A, Carilion
 Health System Obligated Group
  1,500                4.000                              06/01/98                                1,500
Virginia State GO VRDN, Series
 1994, Citicorp EagleTrust No.
 954601
  7,000                4.020                              06/07/98                                7,000
                                                                                               --------
                                                                                                 25,300
                                                                                               --------
WASHINGTON--3.8%
Kent City Economic Development
 Corp. IDR VRDN, Associated
 Grocers Project (Bank of
 America LOC)
  3,500                4.632                              06/07/98                                3,500
Spokane County SD #81 GO
 Unlimited Bond, Series 1998
  8,590                3.650                              03/18/99                                8,590
Washington State GO VRDN, Smith-
 Barney Soc Gen, Series 1993 B,
 SGB-13
 11,950                4.000                              06/07/98                               11,950
                                                                                               --------
                                                                                                 24,040
                                                                                               --------

                      Description
-------------------------------------------------------------------------------------------------
Principal
 Amount/                                                Maturity                       Amortized
 Shares                  Rate                             Date                         Cost/Value
-------------------------------------------------------------------------------------------------
WISCONSIN--1.4%
Pleasant Prairie PCR VRDN,
 Series 1995 B,
 Wisconsin Electric Power
 Company Project
 (Wisconsin Electric Company
 Gtd.)
$ 2,500                  3.950%                         06/07/98                        $  2,500
Sheboygan PCR VRDN, Series 1995,
 Wisconsin Electric Power
 Company Project
 (Wisconsin Electric Company
 Gtd.)
  2,850                  3.950                          06/07/98                           2,850
Wisconsin Housing and Economic
 Development Authority Housing
 Revenue Bond, Series A
  3,260                  3.600                          09/01/98                           3,260
                                                                                        --------
                                                                                           8,610
                                                                                        --------
WYOMING--0.3%
Green River City PCR VRDN
 Allied-Signal Project
 (FMC Corp. Gtd.)
  2,225                  3.950                          06/07/98                           2,225
-------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL INVESTMENTS                                                             $619,830
-------------------------------------------------------------------------------------------------
OTHER INVESTMENTS--0.5%
AIM Tax Free Money Market Fund
    320                     --                                --                        $    320
Dreyfus Tax Exempt Cash Management Fund
    400                     --                                --                             400
Federated Tax-Free Trust Money
 Market Fund #15
  1,245                     --                                --                           1,245
Federated Tax-Free Trust Money
 Market Fund #73
    819                     --                                --                             820
Provident Municipal Fund
    437                     --                                --                             437

--------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS                                                $  3,222
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--97.9%                                               $623,052
--------------------------------------------------------------------------------
Other assets, less liabilities--2.1%                                     13,502
--------------------------------------------------------------------------------
NET ASSETS--100.0%                                                     $636,554
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 1998
(All amounts in thousands, except net asset value per share)
(Unaudited)

                                 Diversified              Government
                                   Assets     Government    Select   Tax-Exempt
                                  Portfolio   Portfolio   Portfolio  Portfolio
-------------------------------------------------------------------------------
ASSETS:
Investments in securities, at
amortized cost                   $4,364,264   $  738,208  $1,353,648  $623,052
Repurchase agreements, at cost
which approximates market value     150,000      650,000          --        --
Cash                                     --            1          --        30
Receivables:
 Interest                            27,344        6,017       5,604     6,788
 Fund shares sold                   179,353        4,474         224    15,238
 Investment securities sold              --           --          --     1,150
 Administrator                          215           82          62        57
Other assets                             51           23          --        13
-------------------------------------------------------------------------------
TOTAL ASSETS                      4,721,227    1,398,805   1,359,538   646,328
-------------------------------------------------------------------------------
LIABILITIES:
Payable for:
 Fund shares redeemed               199,504       37,816      27,014     7,628
 Distributions to shareholders       20,307        5,730       6,100     1,911
Accrued expenses:
 Advisory fees                          955          272         114       136
 Administration fees                    382          109         114        54
 Custodian fees                          41           14          13        10
 Transfer agent fees                     21            6           5         3
Other liabilities                       174           45          35        32
-------------------------------------------------------------------------------
TOTAL LIABILITIES                   221,384       43,992      33,395     9,774
-------------------------------------------------------------------------------
NET ASSETS                       $4,499,843   $1,354,813  $1,326,143  $636,554
-------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
Paid-in capital                  $4,500,828   $1,354,842  $1,326,141  $636,339
Accumulated net realized gains
(losses) on investment transac-
tions                                  (985)         (29)          2       215
-------------------------------------------------------------------------------
NET ASSETS                       $4,499,843   $1,354,813  $1,326,143  $636,554
-------------------------------------------------------------------------------
Total shares outstanding (no
par value), unlimited shares
authorized                        4,500,828    1,354,842   1,326,141   636,339
-------------------------------------------------------------------------------
Net asset value, offering and
redemption price per share            $1.00        $1.00       $1.00     $1.00
-------------------------------------------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Six Months Ended May 31, 1998
(All amounts in thousands)
(Unaudited)

                                  Diversified            Government
                                    Assets    Government   Select   Tax-Exempt
                                   Portfolio  Portfolio  Portfolio  Portfolio
------------------------------------------------------------------------------
INTEREST INCOME                    $118,648    $34,953    $37,899    $11,680
------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees              5,188      1,543      1,690        788
Administration fees                   2,075        617        676        315
Registration fees                       225         47         62         31
Custodian fees                          203         83         87         38
Professional fees                       156         54         44         24
Transfer agent fees                      99         28         12         15
Trustee fees                             63         22         17          8
Other                                    77         38         24         25
------------------------------------------------------------------------------
Total expenses                        8,086      2,432      2,612      1,244
Less: Voluntary waivers of in-
 vestment advisory fees                  --         --     (1,014)        --
Less: Expenses reimbursable by
 Administrator                         (823)      (271)      (246)      (141)
------------------------------------------------------------------------------
Net expenses                          7,263      2,161      1,352      1,103
------------------------------------------------------------------------------
NET INVESTMENT INCOME               111,385     32,792     36,547     10,577
Net realized gains on investment
 transactions                           382         64         --         47
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RE-
 SULTING FROM OPERATIONS           $111,767    $32,856    $36,547    $10,624
------------------------------------------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended May 31, 1998 (Unaudited) and the Year Ended November 30, 1997
(All amounts in thousands)

                              Diversified Assets
                                   Portfolio           Government Portfolio
                            ------------------------  ------------------------
                               1998         1997         1998         1997
-------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS FROM:
OPERATIONS:
 Net investment income         $111,385     $189,676      $32,792      $67,160
 Net realized gains on
  investment transactions           382          207           64          212
-------------------------------------------------------------------------------
Net increase in net assets
 resulting from operations      111,767      189,883       32,856       67,372
-------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
 Net investment income         (111,385)    (189,676)     (32,792)     (67,160)
-------------------------------------------------------------------------------
SHARE TRANSACTIONS (AT
$1.00 PER SHARE):
 Proceeds from the sale of
  shares                     28,756,236   49,976,344    8,379,423   16,517,258
 Reinvested distributions         2,242        2,169          357          580
 Cost of shares redeemed    (28,200,603) (49,216,663)  (8,076,432) (16,735,164)
-------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 share transactions             557,875      761,850      303,348     (217,326)
-------------------------------------------------------------------------------
Net increase (decrease)         558,257      762,057      303,412     (217,114)
Net assets--beginning of
 period                       3,941,586    3,179,529    1,051,401    1,268,515
-------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD    $4,499,843   $3,941,586   $1,354,813   $1,051,401
-------------------------------------------------------------------------------
                               Government Select
                                   Portfolio           Tax-Exempt Portfolio
                            ------------------------  ------------------------
                               1998         1997         1998         1997
-------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS FROM:
OPERATIONS:
 Net investment income          $36,547      $53,967      $10,577      $23,443
 Net realized gains on
  investment transactions            --           78           47           27
-------------------------------------------------------------------------------
Net increase in net assets
 resulting from operations       36,547       54,045       10,624       23,470
-------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
 Net investment income          (36,547)     (53,967)     (10,577)     (23,443)
-------------------------------------------------------------------------------
SHARE TRANSACTIONS (AT
$1.00 PER SHARE):
 Proceeds from the sale of
  shares                      3,702,748    6,143,005    2,537,484    5,626,217
 Reinvested distributions         3,056        4,952          108          172
 Cost of shares redeemed     (3,619,054)  (5,744,991)  (2,486,244)  (5,679,764)
-------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 share transactions              86,750      402,966       51,348      (53,375)
-------------------------------------------------------------------------------
Net increase (decrease)          86,750      403,044       51,395      (53,348)
Net assets--beginning of
 period                       1,239,393      836,349      585,159      638,507
-------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD    $1,326,143   $1,239,393     $636,554     $585,159
-------------------------------------------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Six Months Ended May 31, 1998 (Unaudited) and the Years Ended November
30,
DIVERSIFIED ASSETS PORTFOLIO

                      1998        1997        1996        1995           1994        1993        1992        1991        1990
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PE-
RIOD                    $1.00       $1.00       $1.00       $1.00          $1.00       $1.00       $1.00       $1.00       $1.00
INCOME FROM IN-
VESTMENT OPERA-
TIONS:
 Net investment
 income                  0.03        0.05        0.05        0.06           0.04        0.03        0.04        0.06        0.08
---------------------------------------------------------------------------------------------------------------------------------
Total income from
investment opera-
tions                    0.03        0.05        0.05        0.06           0.04        0.03        0.04        0.06        0.08
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS
FROM:
 Net investment
 income                 (0.03)      (0.05)      (0.05)      (0.06)         (0.04)      (0.03)      (0.04)      (0.06)      (0.08)
---------------------------------------------------------------------------------------------------------------------------------
Total distribu-
tions to share-
holders                 (0.03)      (0.05)      (0.05)      (0.06)         (0.04)      (0.03)      (0.04)      (0.06)      (0.08)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
END OF PERIOD           $1.00       $1.00       $1.00       $1.00          $1.00       $1.00       $1.00       $1.00       $1.00
---------------------------------------------------------------------------------------------------------------------------------
Total return (a)         2.71%       5.42%       5.30%       5.78%(b)       3.92%       3.00%       3.80%       6.19%       8.01%
Ratio to average
net assets of
(c):
 Expenses, net of
 waivers and re-
 imbursements            0.35%       0.35%       0.34%       0.34%          0.35%       0.34%       0.34%       0.35%       0.35%
 Expenses, before
 waivers and re-
 imbursements            0.39%       0.36%       0.34%       0.34%          0.35%       0.36%       0.35%       0.36%       0.36%
 Net investment
 income, net of
 waivers and
 reimbursements          5.37%       5.30%       5.18%       5.63%          3.74%       3.00%       3.79%       6.18%       8.01%
 Net investment
 income, before
 waivers and
 reimbursements          5.33%       5.29%       5.18%       5.63%          3.74%       2.98%       3.78%       6.17%       8.00%
Net assets at end
of period (in
thousands)         $4,499,843  $3,941,586  $3,179,529  $2,610,347     $2,891,880  $3,200,288  $2,801,744  $2,784,485  $2,192,756
---------------------------------------------------------------------------------------------------------------------------------
                      1989        1988
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PE-
RIOD                    $1.00       $1.00
INCOME FROM IN-
VESTMENT OPERA-
TIONS:
 Net investment
 income                  0.09        0.07
---------------------------------------------------------------------------------------------------------------------------------
Total income from
investment opera-
tions                    0.09        0.07
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS
FROM:
 Net investment
 income                 (0.09)      (0.07)
---------------------------------------------------------------------------------------------------------------------------------
Total distribu-
tions to share-
holders                 (0.09)      (0.07)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
END OF PERIOD           $1.00       $1.00
---------------------------------------------------------------------------------------------------------------------------------
Total return (a)         8.98%       7.15%
Ratio to average
net assets of
(c):
 Expenses, net of
 waivers and re-
 imbursements            0.37%       0.39%
 Expenses, before
 waivers and re-
 imbursements            0.37%       0.39%
 Net investment
 income, net of
 waivers and
 reimbursements          8.98%       7.15%
 Net investment
 income, before
 waivers and
 reimbursements          8.98%       7.15%
Net assets at end
of period (in
thousands)         $1,871,713  $1,528,203
---------------------------------------------------------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(b) Total return for the year ended November 30, 1995 would have been 5.73% absent the effect of a capital contribution equivalent to $.0005 per share received from Northern Trust Corporation.
(c) Annualized for periods less than one year.


See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Six Months Ended May 31, 1998 (Unaudited) and the Years Ended November
30,
GOVERNMENT PORTFOLIO

                      1998        1997        1996       1995         1994       1993        1992       1991      1990
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PE-
RIOD                    $1.00       $1.00       $1.00     $1.00        $1.00       $1.00       $1.00     $1.00     $1.00
INCOME FROM IN-
VESTMENT OPERA-
TIONS:
 Net investment
 income                  0.03        0.05        0.05      0.06         0.04        0.03        0.04      0.06      0.08
-------------------------------------------------------------------------------------------------------------------------
Total income from
investment opera-
tions                    0.03        0.05        0.05      0.06         0.04        0.03        0.04      0.06      0.08
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS
FROM:
 Net investment
 income                 (0.03)      (0.05)      (0.05)    (0.06)       (0.04)      (0.03)      (0.04)    (0.06)    (0.08)
-------------------------------------------------------------------------------------------------------------------------
Total distribu-
tions to share-
holders                 (0.03)      (0.05)      (0.05)    (0.06)       (0.04)      (0.03)      (0.04)    (0.06)    (0.08)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
END OF PERIOD           $1.00       $1.00       $1.00     $1.00        $1.00       $1.00       $1.00     $1.00     $1.00
-------------------------------------------------------------------------------------------------------------------------
Total return (a)         2.68%       5.31%       5.20%     5.64%(b)     3.78%       2.91%       3.91%     6.18%     7.89%
Ratio to average
net assets of
(c):
 Expenses, net of
 waivers and re-
 imbursements            0.35%       0.35%       0.35%     0.35%        0.34%       0.34%       0.34%     0.35%     0.37%
 Expenses, before
 waivers and re-
 imbursements            0.39%       0.37%       0.38%     0.40%        0.41%       0.38%       0.40%     0.40%     0.46%
 Net investment
 income, net of
 waivers and
 reimbursements          5.31%       5.18%       5.08%     5.49%        3.60%       2.92%       3.71%     6.03%     7.88%
 Net investment
 income, before
 waivers and
 reimbursements          5.27%       5.16%       5.05%     5.44%        3.53%       2.88%       3.65%     5.98%     7.79%
Net assets at end
of period (in
thousands)         $1,354,813  $1,051,401  $1,268,515  $850,664     $787,816  $1,065,705  $1,163,905  $895,405  $971,720
-------------------------------------------------------------------------------------------------------------------------
                     1989      1988
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PE-
RIOD                  $1.00     $1.00
INCOME FROM IN-
VESTMENT OPERA-
TIONS:
 Net investment
 income                0.09      0.07
-------------------------------------------------------------------------------------------------------------------------
Total income from
investment opera-
tions                  0.09      0.07
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS
FROM:
 Net investment
 income               (0.09)    (0.07)
-------------------------------------------------------------------------------------------------------------------------
Total distribu-
tions to share-
holders               (0.09)    (0.07)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
END OF PERIOD         $1.00     $1.00
-------------------------------------------------------------------------------------------------------------------------
Total return (a)       8.63%     6.83%
Ratio to average
net assets of
(c):
 Expenses, net of
 waivers and re-
 imbursements          0.50%     0.54%
 Expenses, before
 waivers and re-
 imbursements          0.50%     0.55%
 Net investment
 income, net of
 waivers and
 reimbursements        8.63%     6.83%
 Net investment
 income, before
 waivers and
 reimbursements        8.63%     6.82%
Net assets at end
of period (in
thousands)         $423,517  $335,301
-------------------------------------------------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(b) Total return for the year ended November 30, 1995 would have been 5.53% absent the effect of a capital contribution equivalent to $.0011 per share received from Northern Trust Corporation.
(c) Annualized for periods less than one year.


See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Six Months Ended May 31, 1998 (Unaudited) and the Years Ended November
30,
GOVERNMENT SELECT PORTFOLIO

                            1998        1997       1996      1995         1994      1993      1992      1991    1990(a)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
NING OF PERIOD                $1.00       $1.00     $1.00     $1.00        $1.00     $1.00     $1.00     $1.00    $1.00
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income         0.03        0.05      0.05      0.06         0.04      0.03      0.04      0.06     0.01
------------------------------------------------------------------------------------------------------------------------
Total income from in-
vestment operations            0.03        0.05      0.05      0.06         0.04      0.03      0.04      0.06     0.01
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHARE-
HOLDERS FROM:
 Net investment income        (0.03)      (0.05)    (0.05)    (0.06)       (0.04)    (0.03)    (0.04)    (0.06)   (0.01)
------------------------------------------------------------------------------------------------------------------------
Total distributions to
shareholders                  (0.03)      (0.05)    (0.05)    (0.06)       (0.04)    (0.03)    (0.04)    (0.06)   (0.01)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                        $1.00       $1.00     $1.00     $1.00        $1.00     $1.00     $1.00     $1.00    $1.00
------------------------------------------------------------------------------------------------------------------------
Total return (b)               2.73%       5.41%     5.31%     5.82%(c)     3.84%     3.00%     3.71%     5.82%    0.50%
Ratio to average net
assets of (d):
 Expenses, net of waiv-
 ers and reimbursements        0.20%       0.20%     0.20%     0.20%        0.20%     0.20%     0.20%     0.20%    0.20%
 Expenses, before waiv-
 ers and reimbursements        0.39%       0.39%     0.40%     0.41%        0.43%     0.49%     0.52%     0.60%    1.33%
 Net investment income,
 net of waivers and
 reimbursements                5.41%       5.30%     5.19%     5.67%        3.83%     2.99%     3.70%     5.78%    7.65%
 Net investment income,
 before waivers and
 reimbursements                5.22%       5.11%     4.99%     5.46%        3.60%     2.70%     3.38%     5.38%    6.52%
Net assets at end of
period (in thousands)    $1,326,143  $1,239,393  $836,349  $685,142     $493,718  $386,507  $264,756  $160,750  $44,215
------------------------------------------------------------------------------------------------------------------------

(a) For the period November 7, 1990 (commencement of operations) through November 30, 1990.
(b) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(c) Total return for the year ended November 30, 1995 would have been 5.80% absent the effect of a capital contribution equivalent to $.0002 per share received from Northern Trust Corporation.
(d) Annualized for periods less than one year.


See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Six Months Ended May 31, 1998 (Unaudited) and the Years Ended November
30,
TAX-EXEMPT PORTFOLIO

                     1998      1997      1996      1995      1994       1993        1992       1991      1990      1989
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PE-
RIOD                  $1.00     $1.00     $1.00     $1.00     $1.00       $1.00       $1.00     $1.00     $1.00     $1.00
INCOME FROM IN-
VESTMENT OPERA-
TIONS:
 Net investment
 income                0.02      0.03      0.03      0.04      0.02        0.02        0.03      0.05      0.06      0.06
--------------------------------------------------------------------------------------------------------------------------
Total income from
investment opera-
tions                  0.02      0.03      0.03      0.04      0.02        0.02        0.03      0.05      0.06      0.06
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS
FROM:
 Net investment
 income               (0.02)    (0.03)    (0.03)    (0.04)    (0.02)      (0.02)      (0.03)    (0.05)    (0.06)    (0.06)
--------------------------------------------------------------------------------------------------------------------------
Total distribu-
tions to share-
holders               (0.02)    (0.03)    (0.03)    (0.04)    (0.02)      (0.02)      (0.03)    (0.05)    (0.06)    (0.06)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
END OF PERIOD         $1.00     $1.00     $1.00     $1.00     $1.00       $1.00       $1.00     $1.00     $1.00     $1.00
--------------------------------------------------------------------------------------------------------------------------
Total return (a)       1.69%     3.44%     3.37%     3.71%     2.62%       2.27%       2.97%     4.57%     5.71%     6.04%
Ratio to average
net assets of
(b):
 Expenses, net of
 waivers and re-
 imbursements          0.35%     0.35%     0.35%     0.35%     0.35%       0.34%       0.34%     0.35%     0.36%     0.49%
 Expenses, before
 waivers and re-
 imbursements          0.39%     0.39%     0.40%     0.41%     0.36%       0.38%       0.39%     0.40%     0.43%     0.49%
 Net investment
 income, net of
 waivers and
 reimbursements        3.35%     3.38%     3.32%     3.63%     2.40%       2.27%       2.95%     4.57%     5.71%     6.03%
 Net investment
 income, before
 waivers and
 reimbursements        3.31%     3.34%     3.27%     3.57%     2.39%       2.23%       2.90%     4.52%     5.64%     6.03%
Net assets at end
of period (in
thousands)         $636,554  $585,159  $638,507  $803,730  $853,103  $1,191,932  $1,226,480  $872,405  $752,257  $545,215
--------------------------------------------------------------------------------------------------------------------------
                     1988
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PE-
RIOD                  $1.00
INCOME FROM IN-
VESTMENT OPERA-
TIONS:
 Net investment
 income                0.05
--------------------------------------------------------------------------------------------------------------------------
Total income from
investment opera-
tions                  0.05
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS
FROM:
 Net investment
 income               (0.05)
--------------------------------------------------------------------------------------------------------------------------
Total distribu-
tions to share-
holders               (0.05)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
END OF PERIOD         $1.00
--------------------------------------------------------------------------------------------------------------------------
Total return (a)       4.92%
Ratio to average
net assets of
(b):
 Expenses, net of
 waivers and re-
 imbursements          0.48%
 Expenses, before
 waivers and re-
 imbursements          0.48%
 Net investment
 income, net of
 waivers and
 reimbursements        4.92%
 Net investment
 income, before
 waivers and
 reimbursements        4.92%
Net assets at end
of period (in
thousands)         $529,680
--------------------------------------------------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the end of the period. Total return is not annualized for periods less than one year.
(b) Annualized for periods less than one year.


See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
May 31, 1998
(Unaudited)

1. ORGANIZATION
Northern Institutional Funds (the "Trust") is a Delaware business trust which was formed on July 1, 1997, and is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust, formerly known as The Benchmark Funds, changed it's name effective July 15, 1998. The Trust includes seventeen portfolios, each with its own investment objective. Prior to March 31, 1998, each portfolio was a series of The Benchmark Funds, a Massachusetts business trust, which reorganized into the Trust at the close of business on that date. The Northern Trust Company ("Northern") is the investment adviser for all actively managed Portfolios and is the custodian and transfer agent for all Northern Institutional Funds. Goldman, Sachs & Co. ("Goldman Sachs") acts as the Trust's administrator and distributor. Presented herein are the financial statements of the money market portfolios.
 The Trust includes four diversified money market portfolios: Diversified Assets Portfolio, Government Portfolio, Government Select Portfolio and Tax-Exempt Portfolio (the "Portfolios"). Each of these Portfolios has three classes of shares: Shares, Services Shares and Premier Shares. Each class is distinguished by the level of administrative, liaison and transfer agent service provided. As of May 31, 1998, no Service or Premier Shares have been sold.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Portfolios in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(a) Investment Valuation
Investments are valued at amortized cost, which approximates market value. Under the amortized cost method, investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

(b) Repurchase Agreements
During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held in a customer-only account of Northern, as custodian for the Trust, at the Federal Reserve Bank of Chicago.
 Each Portfolio may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern. Northern administers and manages these repurchase agreements in accordance with and as part of its duties under its investment advisory agreements with the Portfolios and does not collect any additional fees from the Portfolios. The Diversified Assets and Government Portfolios had entered into such joint repurchase agreements as of May 31, 1998, as reflected in the accompanying Statements of Investments.

(c) Interest Income
Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.

(d) Federal Taxes
It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income and tax-exempt income to its shareholders. Therefore, no provision is made for federal taxes.
 At November 30, 1997, the Trust's most recent tax year end, there were capital loss carryforwards for U.S. federal tax purposes of approximately $1,367,000 and $93,000 for the Diversified Assets and Government Portfolios, respectively. These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations. These capital loss carryforwards expire in 2002.

(e) Expenses
Expenses arising in connection with a specific Portfolio are allocated to that Portfolio. Certain expenses arising in connection with a class of shares are allocated to that class of shares.
 Expenses incurred which do not specifically relate to an individual Portfolio are allocated among the Portfolios based on each Portfolio's relative average net assets for the year.

Northern Institutional Funds
Money Market Portfolios
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--CONTINUED
May 31, 1998
(Unaudited)

(f) Distributions
Each Portfolio's net investment income is declared daily as a dividend to shareholders of record as of 3:00 p.m., Chicago time. Net realized short-term capital gains, if any in excess of net capital loss carryforwards, are declared and distributed at least annually.
 Distributions of net investment income with respect to a calendar month (including with respect to shares redeemed at any time during the month) are made as soon as practicable following the end of the month. Distributions are made by each Portfolio to Northern in cash or automatically reinvested in additional shares of the Portfolio. Northern has undertaken to credit or arrange for the crediting of such distributions to each shareholder's account with Northern, its affiliates or its correspondents.

3. ADVISORY, TRANSFER AGENCY, CUSTODIAN AND OTHER AGREEMENTS
As compensation for the services rendered as investment adviser, including the assumption by Northern of the expenses related thereto, Northern is entitled to a fee, computed daily and payable monthly, at an annual rate of .25% of each Portfolio's average daily net assets.
 Until further notice, Northern has voluntarily agreed to waive .15% of its advisory fee for the Government Select Portfolio, reducing such fee to .10% per annum. The effect of this waiver by Northern for the six months ended May 31, 1998 was to reduce advisory fees as shown on the accompanying Statements of Operations.
 As compensation for the services rendered as custodian and transfer agent, including the assumption by Northern of the expenses related thereto, Northern receives compensation based on a pre-determined schedule of charges approved by the Board.

4. ADMINISTRATION AND DISTRIBUTION AGREEMENTS
The Trust has an administration agreement with Goldman Sachs whereby each Portfolio pays the Administrator a fee, computed daily and payable monthly, at an annual rate of .10% of each Portfolio's daily net assets.
 In addition, if in any fiscal year the sum of a Portfolio's expenses, including the administration fee, but excluding the investment advisory fee to Northern pursuant to its agreements with the Trust, servicing fees, and extraordinary expenses (such as taxes, interest and indemnification expenses), exceeds on an annualized basis .10% of a Portfolio's average net assets, Goldman Sachs will reimburse each Portfolio for the amount of the excess pursuant to the terms of the administration agreement.
 No administrator fees were waived under this agreement during the six months ended May 31, 1998. Furthermore, Goldman Sachs voluntarily agreed to reimburse each Portfolio for certain expenses in the event that such expenses, as defined, exceed on an annualized basis .10% of its average daily net assets.
 Expenses reimbursed during the six months ended May 31, 1998 are shown on the accompanying Statements of Operations.
 Goldman Sachs receives no compensation under the distribution agreement.

5. SERVICE PLAN
The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with institutions or other financial intermediaries under which they will render certain administrative support services and in some cases personal and account maintenance services for their customers or investors who beneficially own Service and Premier Shares. As compensation under the Service Plan, the institution or other financial intermediary receives a fee at an annual rate of up to .25% and .50% of the average daily net asset value of the outstanding Service and Premier Shares, respectively. Furthermore, the Service Plan also provides for consulting services, technology and systems support services to the Service and Premier Shares customers for a fee at an annual rate of up to .08% of the average daily net asset value of such shares serviced.

6. BANK LOANS
Prior to January 16, 1998, the Trust maintained a $5,000,000 revolving bank credit line and a $15,000,000 conditional revolving credit line for liquidity and other purposes. As of January 16, 1998, the Trust maintains a $100,000,000 revolving bank credit line and a $15,000,000 conditional revolving credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at 1% above the federal funds rate and are secured by pledged securities equal to or exceeding 120% of the outstanding balance.
 There were no borrowings under this agreement during the six months ended May 31, 1998.

      Investment Adviser, Transfer Agent and Custodian:
      The Northern Trust Company
      50 South LaSalle Street
      Chicago, Illinois 60675

      Administrator and Distributor:
      Goldman, Sachs & Co.
      4900 Sears Tower
      Chicago, IL 60606


      This Semi-Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Prospectus which contains facts concerning the objectives and policies, management expenses and other information.

Northern Institutional Funds
                        (formerly The Benchmark Funds)


                      FIXED INCOME AND EQUITY PORTFOLIOS

MAY 31, 1998

Semi-Annual Report

           Effective July 15, 1998, the name of The Benchmark Funds
           changed to "Northern Institutional Funds". Although the
               former name was in effect as of the date of the
           financial statements contained in this Semi-Annual Report
                       dated May 31, 1998, the new name,
                         Northern Institutional Funds,
               has been used throughout to alleviate confusion.

Northern Institutional Funds (formerly The Benchmark Funds)
Fixed Income and Equity Portfolios

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Investment Outlook.........................................................   2
Voting Results of Special Meeting of Shareholders..........................   5
Fixed Income Portfolios
  Statements of Investments
    Bond Portfolio.........................................................   6
    Intermediate Bond Portfolio............................................   8
    International Bond Portfolio...........................................   9
    Short-Intermediate Bond Portfolio......................................  10
    U.S. Government Securities Portfolio...................................  12
    U.S. Treasury Index Portfolio..........................................  13
  Statements of Assets and Liabilities.....................................  14
  Statements of Operations.................................................  15
  Statements of Changes in Net Assets......................................  16
  Financial Highlights.....................................................  18
Equity Portfolios
  Statements of Investments
    Balanced Portfolio.....................................................  24
    Diversified Growth Portfolio...........................................  27
    Equity Index Portfolio.................................................  29
    Focused Growth Portfolio...............................................  35
    International Equity Index Portfolio...................................  37
    International Growth Portfolio.........................................  48
    Small Company Index Portfolio..........................................  50
  Statements of Assets and Liabilities.....................................  70
  Statements of Operations.................................................  71
  Statements of Changes in Net Assets......................................  72
  Financial Highlights.....................................................  74
Notes to the Financial Statements..........................................  81

--------------------------------------------------------------------------------

Northern Institutional Funds
Fixed Income and Equity Portfolios
-------------------------------------------------------------------------------
INVESTMENT OUTLOOK
WHAT HAS CHANGED
The worsening economic crisis in Asia dimmed prospects for global growth. Troubles in the Far East deepened as Japan's economy entered recession, pushing the U.S. dollar to an eight-year high against the yen. On the home front, flight-to-quality trading pushed the yield on the 30-year Treasury to a 21-year low, Congress moved to lower the long-term capital gains holding period to 12 months, and stocks rebounded to near all-time highs as worries diminished concerning second quarter earnings.

ECONOMIC OUTLOOK
MODERATE ECONOMIC GROWTH IS EXPECTED TO CONTINUE
Economic growth is slowing to a more moderate pace from its almost boom-like first quarter performance. For now, this slowdown is concentrated in the manufacturing sector. Exports to Asia have fallen because of the recession there. Domestic business equipment spending is slowing in the face of falling factory capacity utilization and weaker demand. Inventory growth also is expected to slow because of the rapid accumulation in the first quarter and General Motors ("GM") strike-related shutdown. More than offsetting these brakes on economic activity is a vibrant household sector. With unemployment very low and real incomes rising, consumer spending has remained strong. These same factors that are contributing to consumer spending, in combination with low nominal interest rates, are keeping the demand for residential real estate high. Nonresidential real estate activity is also strong because of rising rents, increased acquisition costs, and readily available financing. In the coming months, the weakness in the manufacturing sector is likely to filter through to other parts of the economy, slowing, but not stalling them.
  The Asian economic crisis worsened markedly in recent weeks, so much so that references to deflationary spirals and Asian depressions have begun to appear in market analyses and news reports. Japan's economy has entered a recession, with Hong Kong likely to follow. The second largest economy in Asia, that of mainland China, has slowed significantly. Although the previously-announced Japanese fiscal stimulus program, which is only now being implemented, will stimulate some domestic demand, it remains to be seen if it will be enough to stabilize the Japanese economy, let alone generate job-creating growth. There are suggestions that the ruling Japanese political party will recommend permanent tax cuts in the run-up to the July 12, 1998 parliamentary elections. Although the Japanese government appears to have a greater urgency to resolve the bad-loan problems of the banks, a resolution, in and of itself, will have only a marginally salutary impact on domestic demand. In order to ease the credit crunch in Japan quickly, the government would have to use public funds to re-capitalize the banking system. After more than eight years of Japan's "muddling through" its various crises, financial markets are skeptical that these new policy changes will be implemented in a timely and successful manner. Meanwhile, the Chinese government is expected to use fiscal and monetary policies to boost domestic demand rather than devaluing its currency in an effort to increase exports.
  U.S. consumer inflation has started to edge higher in the face of very strong demand, human capital constraints, and slowing productivity, but declining import prices continue to act as a governor on inflation. Falling commodity prices, especially energy prices, also have been a limiting factor with regard to inflation. The expected moderation in U.S. economic activity will likely relieve some of the cyclical inflationary pressures. The Federal Reserve shares this outlook and is likely to keep policy on hold for the foreseeable future. Making their job even more difficult over the next few months will be the distortion imparted to reported economic data by the temporary negative effects from the GM strike. The monetary policymakers are also aware that the global financial markets are currently very fragile. A tightening in U.S. monetary policy in this environment would run the risk of triggering an avalanche in global equity share prices, which, in turn, could slow the U.S. economy more than desired. With inflation still low, and, perhaps as important, inflation expectations low, the Federal Reserve believes that it can be less preemptive now than otherwise would be the case.

FIXED INCOME OUTLOOK
BONDS REMAIN AN ATTRACTIVE INVESTMENT
Bond investors experienced a volatile but rewarding quarter as renewed turmoil in Asia more than offset concerns about



Shares of Northern Institutional Funds are not bank deposits or obligations of, or guaranteed, endorsed or otherwise supported by The Northern Trust Company, its parent company, or its affiliates, and are not Federally insured or guaranteed by the U.S. Government, Federal Deposit Insurance Corporation, Federal Reserve Board, or any other governmental agency. Investment in the portfolios involves investment risks, including possible loss of principal amount invested.

-------------------------------------------------------------------------------
continued strong growth in the domestic economy. Economic and policy developments emanating from Asia caused bond sentiment to shift from expectations that the Federal Reserve was contemplating raising rates in order to cool the economy to a belief that a possible economic slowdown was in the offing. Bonds rallied sharply and the yield curve flattened amidst this shift, initially in a classic "flight to quality" and subsequently on growing expectations that Asia's woes would curb U.S. growth and keep inflation subdued. The change in sentiment and ensuing rally drew considerable support from Chairman Greenspan's early June testimony to Congress where his comments began with a declaration that "an assessment (of U.S. economic conditions) cannot be made in isolation but depends critically on what is happening in the rest of the world."
  We have long anchored our constructive outlook for bonds in a plethora of favorable secular trends which were viewed as being both significant and long lasting. Over the past several years, we have encountered periods of relative cyclical strength that tested our convictions. With each occurrence, upon evaluation, we concluded that the strength of our favorable secular arguments dominated whatever risks were posed by the cyclical threat. Presently, and uncharacteristically, we find the cyclical wind at our back. While we continue to view all of our oft-mentioned secular developments in a constructive light, we now believe that fallout from Asia's financial crisis is making the cyclical U.S. economic environment more supportive for bonds. We think the case that the economy will slow to a below-trend pace has strengthened in recent weeks. In his comments to Congress, Greenspan noted several factors likely to cause growth to slow in the quarters ahead. Most importantly, weakening demand in Asia and the stronger dollar will continue to cause U.S. exports to decline. With Japan now in a recession, the likelihood has increased that Asia's weakness will deteriorate further and spread to other regions causing net exports to post additional declines. Secondly, a draw down in inventories is likely to slow real Gross Domestic Product from its very strong first-quarter pace. Also mentioned by Greenspan was the fact that the recent trend of narrowing profit margins appeared to be causing a reassessment of the expected returns on plant and equipment which could lead to a decline in business investment. Looking back to the first quarter, there is little doubt that some of the earlier strength was borrowed from the future as residential construction, for example, benefited from mild winter weather.
More recently, the GM strike will slow near-term growth. So far, the dampening effects of Asia on the U.S. economy have not had much impact on the consumer, which has been supported by the favorable labor situation and strong stock market. However, consumer spending would be vulnerable to a collapse in Japan, whether directly via falling exports or indirectly via a downward revaluation of equity prices.
  The combination of slower cyclical growth and subdued inflation should allow the Federal Reserve to keep monetary policy on hold for the rest of the year. Bonds should perform well in this environment, especially when viewed against a secular backdrop which remains highly favorable. As we noted last month, our constructive view of the bond market has not been built on expectations of continuous global economic and financial strife. However, repeating our comments from a month ago, the scope and severity of near-term uncertainties continues to enhance the constructive fundamental case we have long been making for bonds.

EQUITY OUTLOOK

EQUITIES ARE MODERATELY OVERVALUED
An end-of-quarter rally after several pronounced earnings disappointments enabled the market to rise 4% for the most recent three months, albeit in a choppy and volatile fashion. Cash flows into mutual funds remained strong and global events buffeted investors' perceptions perhaps more strongly than actual results. The re-emergence of the Asian problem led to a sell-off, in mid-quarter, of nearly 5% in the S&P 500, but closer to 10% in the other broad averages, a normal and healthy occurrence. As the new quarter begins, attention is again focused on earnings that are thought to have risen 3% to 4% according to the IBES consensus. We continue to believe that the 7% to 8% growth estimates for 1998 will prove optimistic and believe the current earnings softness will extend into 1999.
  We gathered two interesting insights on the U.S. market on a recent trip to Europe. First, European investors have been very wrong regarding both the U.S. and Japan, underweighting the former and overweighting the latter. As events in 1998 have played out, these investors have been reducing their weight in Japan and raising it here in the U.S. While there is no real long-term bullishness on the U.S. as it is still seen as too richly valued, it looks better than Japan and the dollar looks safer than the yen. It is also possible that with a huge bull market in Europe to capture their attention, investors have moved to "neutralize" the other two major areas of the world.

Northern Institutional Funds
Fixed Income and Equity Portfolios
-------------------------------------------------------------------------------
INVESTMENT OUTLOOK--CONTINUED
  The other insight supports our long-held favorable view of U.S. bonds. A long-time global investor pointed out that U.S. stocks were not so expensive, rather, that the U.S. bond market was incredibly cheap. With rates across Europe at under 5%, why should the strongest economy and strongest currency have a bond market yielding 100 basis points higher? Over time, the argument went, rates would converge toward 4% in a low-inflation world with the best returns in dollar bonds and the worst in yen bonds. While we have not been quite that bullish on bonds, this analysis could provide a "super Goldilocks" environment where financial assets perform well for several more years.

GLOBAL OUTLOOK
FUNDAMENTALS SUPPORT EUROPE; ASIA IS MIXED
Over the past few months we have articulated our positive view on Europe, especially relative to Asia and emerging markets. Europe (excluding the U.K.) is the best earnings growth story in the world. Economic growth has picked up as EMU constraints have lessened now that 11 members have qualified. Earnings growth is surging with the first set of earnings upgrades beginning in 1997 and continuing this year after six years of downgrades. We expect growth to average 15% in 1998 and 15% to 17% in 1999 in continental Europe. (U.K. growth will likely parallel that of the U.S.) This contrasts with growth of perhaps 4% to 6% in the U.S. and sharp falls in Asia.
  Not only are earnings set to rise from a normal cyclical upturn, but three additional factors will exert further upside pressure on earnings. First, tax reductions in several countries could boost results 2% to 3%. Second, share buybacks, still being legalized in countries such as France, the Netherlands, and Scandinavia, could add 3% to 5% to reported results. In the U.S., buybacks were approximately $175 billion in both 1996 and 1997 compared with just $12 billion in Europe. This year we see buybacks of nearly $25 billion on the Continent, and the level could reach $50 billion in another year or two. Third, mergers, disposals, and restructuring benefits are just beginning to aid results, adding perhaps another percent or two to growth. It is fairly easy to envision 20% earnings per share growth this year and next as these factors begin to have an impact. The other major factor to consider is the longer-term improvement in profitability that is under way. From a return on equity standpoint, we see Europe moving from 10% to 11% in 1997 to 16% to 18% by the year 2000, similar to the U.S. achievement in the early 1990s.
  The other great story in Europe that is comparable to recent U.S. experience is the strong liquidity flows into equities from fixed income and cash. Compared with the nearly $250 billion of mutual fund buying in the U.S., Europe has seen just $14 billion in 1996 and $66 billion in 1997 flow into mutual funds. However, as yields have fallen sharply and converged under 5% for 10-year bonds and toward 4% on short-term rates, a rather dramatic move to stocks have begun and should build significantly. The run rate so far in 1998 is $100 billion and if markets keep rising, quite a lot more is possible. In addition, institutional assets are heavily invested in bonds and European institutions under-own stocks. Conservative estimates expect nearly two trillion dollars of bond investments to be reallocated to stocks over the next two to three years. For example, other than the U.K.'s high 52% equity exposure, only French and Danish pension funds have more than 20% invested in stocks. Germany has just 6% in equities, while Spain and Italy have just 3%! In fact, the liquidity story in Europe (again excluding the U.K.) is possibly as big as that of the U.S. since 1990.
  From a valuation perspective, good news is in the price to a degree as markets generally sell for 20-23 earnings versus about 23 times for the U.S. but estimates are rising in Europe even as they are being reduced in the States. The markets in Europe have had a good 12-month run, but only recently have they reversed six years of underperformance. We conclude that it is early to mid life in the European bull market with more upgrades and higher liquidity likely to filter in over the next 18 months. While the traditional correction or lull is likely, especially with the World Cup taking place in France, we think the investment case remains strongly positive.

                                                                   July 9, 1998

Northern Institutional Funds
Fixed Income and Equity Portfolios
--------------------------------------------------------------------------------
VOTING RESULTS OF SPECIAL MEETING OF UNITHOLDERS*
At a Special Meeting of Unitholders of the U.S. Government Securities Portfolio of The Benchmark Funds, a Massachusetts business trust (the "Meeting"), called on January 26, 1998, the following actions were taken:
  (1) An Agreement and Plan of Reorganization pursuant to which the U.S. Government Securities Portfolio was reorganized as a series of a Delaware business trust also named The Benchmark Funds was approved by the U.S. Government Securities Portfolio with 1,727,747 votes for, 1,099 votes against, 4,580 votes abstained.
  (2) A new fundamental investment restriction for the U.S. Government Securities Portfolio (a diversified portfolio) concerning issuer diversification was approved by U.S. Government Securities Portfolio with 1,727,747 votes for, 1,099 votes against, and 4,580 votes abstained.
  *Prior to the reorganization of the Portfolios of the Trust as series of the Delaware Business Trust on March 31, 1998, ownership interests in the
Portfolios were designated as "units" rather than "shares."

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1998
(All amounts in thousands, except shares)
(Unaudited)

           Description
-----------------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
-----------------------------------------------
                                 BOND PORTFOLIO
 ASSET-BACKED SECURITIES--9.2%
 AUTOMOTIVE--7.0%
           Banc One Auto
            Grantor Trust,
           Series 1997-B, Class
            A
 $12,800     6.290%      07/20/04 $12,885
           WFS Financial Owner
            Trust,
           Series 1997-A, Class
            A-3
  10,000     6.500       09/20/01  10,066
           Series 1997-D, Class
            A-3
  16,000     6.250       03/20/02  16,090
                                  -------
                                   39,041
                                  -------
 HOME EQUITY LOANS--2.2%
           IMC Excess Cashflow
           Securities Trust,
           Series 1997-A, Class
           A
   8,156     7.410       11/26/28   8,118
           The Money Store
            Trust, Series 1997-
            1(/1/)
   4,228     7.360       05/16/01   4,227
                                  -------
                                   12,345
-----------------------------------------------
 TOTAL ASSET-BACKED SECURITIES
  (Cost $51,178)                  $51,386
-----------------------------------------------
 COLLATERALIZED MORTGAGE OBLIGATIONS--
  18.9%
           American Southwest
           Financial Securities
           Corp., Series 1996
           FHA-1, Class A-1
 $   982     6.675%      12/25/01 $   990
           Contimortgage Home
           Equity Loan Trust,
           Interest Only
           Stripped Security,
           Series 1998-1, Class
           A10I
   --        6.612       09/15/00  13,279
           Contimortgage Net
           Interest Margin
           Notes, Series 1998-
           A, Class A(/1/)
   8,400     7.920       03/16/28   8,378
           Countrywide Funding
            Corp.,
           Series 1993-1, Class
            A-4
  12,006     4.384       10/25/23  11,340
           Countrywide Mortgage
           Backed Securities,
           Inc., Series 1993-D,
           Class A-11
   6,047     5.796       01/25/09   5,443
           Delta Funding Corp.,
           Interest Only
           Stripped Security,
           Series 1991-1, Class
           A-4(/1/)
   --       18.000       01/01/06      17
           Donaldson, Lufkin, &
           Jenrette
           Mortgage Acceptance
           Corp.,
           Adjustable Rate,
           Interest Only
           Stripped Security,
           Series 1995-QE10
   --       18.000       11/25/25     617
           Donaldson, Lufkin, &
           Jenrette
           Mortgage Acceptance
           Corp.,
           Series 1994-Q8,
           Class 2-A1
   3,914     7.250       05/25/24   4,053

           Description
------------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
------------------------------------------
           First Union-Lehman
           Brothers-Bank of
           America Commercial
           Mortgage Trust,
           Series 1998-C2,
            Class A-2
 $11,840     6.560%      11/18/08 $ 12,017
           Lehman FHA Title
           Loan Trust,
           Interest Only
           Stripped Security,
           Series 1996-2, Class
           S
      --    11.949       05/25/17    2,438
           Morgan Stanley
           Capital I,
           Series 1998-WF1,
           Class A2
  20,000     6.550       12/15/07   20,405
           PNC Mortgage
            Securities Corp.,
           Series 1996-PR1,
            Class A(/1/)
   8,807     8.151       04/28/27    9,117
           Residential Asset
            Securitization
            Trust,
           Series 1997-A8,
            Class A-3
  10,163     7.000       10/25/27   10,182
           Residential Funding
           Mortgage Securities
           I, Inc., Principal
           Only Stripped
           Security,
           Series 1997-S18,
            Class A-2
   8,396     --          11/25/27    6,830
------------------------------------------
 TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS (Cost $104,496)     $105,106
------------------------------------------
 CORPORATE AND FOREIGN GOVERNMENT BONDS--
  16.2%
 BEVERAGES--2.8%
           Coca-Cola (The) Co.
 $14,935     6.700%      10/15/36 $ 15,515
                                  --------
 FOREIGN GOVERNMENT BOND--3.2%
           Quebec Province,
           Canada
           Medium Term Note
  15,450     7.220       07/22/36   17,603
                                  --------
 INDUSTRIAL--2.8%
           Penney (J.C.) & Co.,
            Inc.
  15,000     6.900       08/15/03   15,645
                                  --------
 INSURANCE SERVICES--4.5%
           Anthem
            Insurance(/1/)
   6,000     9.000       04/01/27    6,700
           Lumberman's Mutual Casualty
            Co.
   4,170     9.150       07/01/26    4,996
   1,830     8.300       12/01/37    2,000
           Prudential Insurance
            Co.
  10,000     8.300       07/01/25   11,501
                                  --------
                                    25,197
                                  --------
 SANITARY SERVICES--2.9%
           WMX Technologies,
            Inc.
  15,300     7.100       08/01/26   15,903
------------------------------------------
 TOTAL CORPORATE AND FOREIGN
  GOVERNMENT BONDS (Cost
  $85,185)                        $ 89,863
------------------------------------------

See accompanying notes to financial statements.

-------------------------------------------------------------------------------

           Description
------------------------------------------

 Principal               Maturity
  Amount   Rate            Date    Value
------------------------------------------
 U.S. GOVERNMENT AGENCIES--4.2%
 COLLATERALIZED MORTGAGE OBLIGATIONS--
  4.2%
 FANNIE MAE REMIC TRUST--2.0%
           Series 1991-127,
            Class SA
 $    367  11.759%       09/25/98 $    368
           Series 1996-M4,
            Class A
    5,567   7.750        03/17/17    5,721
           Series 1992-73,
            Class G
    5,232   7.500        04/25/21    5,292
                                  --------
 FANNIE MAE REMIC TRUST             11,381
                                  --------
  INTEREST ONLY STRIPPED SECURI-
  TIES--0.8%
           Series 278, Class 2
       --  18.165        08/01/25    1,382
           Series 1997-20,
            Class IO
       --  14.207        03/25/27    2,779
                                  --------
                                     4,161
                                  --------
 FANNIE MAE REMIC TRUST
  PRINCIPAL ONLY STRIPPED SECU-
  RITIES--1.4%
           Series 1993-132,
            Class D
    1,573  10.698        10/25/22    1,083
           Series 1994-9, Class
            G
      317   4.954        11/25/23      304
           Series 1996-14,
            Class PR
    7,614   9.533        01/25/24    6,315
                                  --------
                                     7,702
                                  --------
 MORTGAGE-BACKED SECURITIES--
  0.0%
 FREDDIE MAC--0.0%
 $      1    6.500%      06/01/04 $      1
------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES
  (Cost $22,022)                  $ 23,245
------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--
  38.6%
 U.S. TREASURY BONDS--35.5%
 $105,000    6.625%      07/31/01 $108,101
   63,860    7.125       02/15/23   73,888
   15,000    6.000       02/15/26   15,225
                                  --------
                                   197,214
                                  --------
 U.S. TREASURY NOTES--3.1%
    5,000    6.875       08/31/99    5,078
   10,995    7.500       02/15/05   12,122
                                  --------
                                    17,200
------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGA-
  TIONS
  (Cost $206,112)                 $214,414
------------------------------------------

           Description
------------------------------------------
  Shares/
 Principal               Maturity
  Amount   Rate            Date    Value
------------------------------------------
 PREFERRED STOCKS--3.4%
 AGENCY--2.6%
  15,000   Home Ownership
            Funding Corp.         $ 14,637
 REAL ESTATE--0.8%
   4,600   Tier One Properties,
            Inc.                     4,477
------------------------------------------
 TOTAL PREFERRED STOCKS (Cost
  $19,600)                        $ 19,114
------------------------------------------
 FLOATING RATE BANK NOTES--5.2%
           Lloyds Bank PLC
 $14,950     6.188%      06/15/98 $ 13,370
           Midland Bank PLC
   2,500     6.188       06/28/98    2,113
           National Westminster
            Bank
  15,300     5.813       08/28/98   13,264
------------------------------------------
 TOTAL FLOATING RATE BANK NOTES
  (Cost $28,033)                  $ 28,747
------------------------------------------
 SHORT-TERM INVESTMENT--2.7%
           Marshall & Isley
            Bank, Grand Cayman
 $14,805     5.688%      06/01/98 $ 14,805
------------------------------------------
 TOTAL SHORT-TERM INVESTMENT
  (Cost $14,805)                  $ 14,805
------------------------------------------
 TOTAL INVESTMENTS--98.4%
  (Cost $531,431)                 $546,680
------------------------------------------
 Other assets, less liabili-
  ties--1.6%                         8,932
------------------------------------------
 NET ASSETS--100.0%               $555,612
------------------------------------------
------------------------------------------

(/1/)At May 31, 1998, the Portfolio owned restricted securities valued at approximately $28,439 (5.1% of net assets), with an aggregate cost basis of $27,861. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers or, if not available, in accordance with procedures established by the Trustees.

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1998
(All amounts in thousands)
(Unaudited)

           Description
-----------------------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
-----------------------------------------------------
                          INTERMEDIATE BOND PORTFOLIO
 ASSET-BACKED SECURITIES--10.3%
 AUTOMOTIVE--6.0%
           Chevy Chase
           Automobile
           Receivables Trust,
           Series 1997-4, Class
           A
 $  476      6.250%      06/15/04 $   477
           Olympic Automobile
           Receivables Trust,
           Series 1996-D, Class
           A-4
    500      6.050       08/15/02     502
           WFS Financial Owner
           Trust,
           Series 1997-D, Class
           A-3
    500        6.250     03/20/02     503
                                  -------
                                    1,482
                                  -------
 HOME EQUITY LOANS--4.3%
           Advanta Mortgage
           Loan Trust, Interest
           Only Stripped
           Security,
           Series 1998-1 Class
           AI0
  4,700        3.096     10/25/00     527
           Contimortgage Net
           Interest Margin
           Notes, Series 1998-
           A, Class A(/1/)
    256        7.920     03/16/28     255
           IMC Excess Cashflow
           Securities Trust,
           Series 1997-A, Class
           A
    177        7.410     11/26/28     176
           The Money Store
           Trust, Series 1997-
           1(/1/)
     95        7.360     05/16/01      95
                                  -------
                                    1,053
-----------------------------------------------------
 TOTAL ASSET-BACKED SECURITIES
  (Cost $2,541)                   $ 2,535
-----------------------------------------------------
 COLLATERALIZED MORTGAGE OBLIGATIONS--
  9.5%
           First Union-Lehman
           Brothers-Bank of
           America Commercial
           Mortgage Trust,
           Series 1998-C2,
           Class A-2
 $  500        6.560%    11/18/08 $   508
           GE Capital Mortgage
           Services, Inc.,
           Series 1997-5, Class
           A2
    500        7.500     06/25/27     514
           Morgan Stanley
           Capital I,
           Series 1998-WF1,
           Class A2
    355        6.550     12/15/07     362
           Mortgage Capital
           Funding,
           Series 1998-MC1,
           Class A2
    540        6.663     01/18/08     549
           Residential Asset
           Securitization
           Trust,
           Series 1997-A8,
           Class A-3
    412        7.000     10/25/27     413
-----------------------------------------------------
 TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS (Cost $2,325)       $ 2,346
-----------------------------------------------------
 CORPORATE BONDS--8.7%
 FOOD AND BEVERAGE--2.1%
           Coca-Cola (The) Co.
 $  500        6.700%    10/15/36 $   520
                                  -------
 INDUSTRIAL--1.8%
           Penney (J.C.) & Co.,
           Inc.
    400        7.400     04/01/37     444
                                  -------

           Description
-----------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
-----------------------------------------
 INSURANCE SERVICES--2.9%
           Lumberman's Mutual
           Casualty Co.
 $   300       9.150     07/01/26 $   359
           Prudential Insurance
           Co.
     300     8.300%      07/01/25     345
                                  -------
                                      704
                                  -------
 SANITARY SERVICES--1.9%
           WMX Technologies,
           Inc.
     440       7.100     08/01/03     457
-----------------------------------------
 TOTAL CORPORATE BONDS (Cost
  $2,087)                         $ 2,125
-----------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--
  54.2%
 U.S. TREASURY BOND--24.1%
 $ 5,750     6.625%      07/31/01 $ 5,920
                                  -------
 U.S. TREASURY NOTES--30.1%
   1,700     6.750       05/31/99   1,720
   5,160     7.500       02/15/05   5,689
                                  -------
                                    7,409
-----------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGA-
  TIONS
  (Cost $13,299)                  $13,329
-----------------------------------------
 FLOATING RATE BANK NOTES--3.6%
           Lloyds Bank PLC
 $   500     6.188%      06/15/98 $   447
           National Westminster
           Bank
     500     6.000       08/28/98     433
-----------------------------------------
 TOTAL FLOATING RATE BANK NOTES
  (Cost $920)                     $   880
-----------------------------------------
 SHORT-TERM INVESTMENTS--12.2%
           Federal Home Loan
           Bank Discount Note
 $ 2,017     5.450%      06/01/98 $ 2,017
           Marshall & Isley
           Bank, Grand Cayman
     981     5.688       06/01/98     981
-----------------------------------------
 TOTAL SHORT-TERM INVESTMENTS
  (Cost $2,997)                   $ 2,998
-----------------------------------------
 TOTAL INVESTMENTS--98.5%
  (Cost $24,169)                  $24,213
-----------------------------------------
 Other assets, less liabili-
  ties--1.5%                          368
-----------------------------------------
 NET ASSETS--100.0%               $24,581
-----------------------------------------
-----------------------------------------

(/1/)At May 31, 1998, the Portfolio owned restricted securities valued at approximately $350 (1.4% of net assets), with an aggregate cost basis of $350. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers or, if not available, in accordance with procedures established by the Trustees.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
------------------------------------------------------
   Local
 Currency/
 Principal               Maturity
  Amount   Rate            Date    Value
------------------------------------------------------
                          INTERNATIONAL BOND PORTFOLIO
 DEBT OBLIGATIONS--93.7%
 AUSTRALIAN DOLLAR--2.8%
           Commonwealth of
           Australia
       980     10.000%   10/15/02 $   732
                                  -------
 BELGIAN FRANC--2.3%
           Kingdom of Belgium
    18,275      7.500    07/29/08     593
                                  -------
 BRITISH POUND STERLING--17.2%
           Abbey National PLC
       825      6.000    08/10/99   1,328
           BAA PLC
       525      7.875    02/10/07     930
           Lloyds Bank PLC
       800      7.375    03/11/04   1,360
           Treasury of Great
           Britain
       400      8.000    06/07/21     848
                                  -------
                                    4,466
                                  -------
 CANADIAN DOLLAR--3.1%
           Province of Ontario
     1,050      7.250    09/27/05     794
                                  -------
 DANISH KRONE--6.8%
           Kingdom of Denmark
    10,100      8.000    03/15/06   1,768
                                  -------
 FRENCH FRANC--4.8%
           Electricite de
           France
     6,200      8.600    04/09/04   1,246
                                  -------
 GERMAN MARK--15.9%
           Federal Republic of
           Germany
     1,795      6.250    01/04/24   1,121
           LKB Global Bond
     1,500      6.000    05/10/99     856
           Republic of Austria
     1,670      8.000    01/30/02   1,045
           Republic of Finland
     1,920      5.500    02/09/01   1,109
                                  -------
                                    4,131
                                  -------
 ITALIAN LIRA--10.4%
           Republic of Italy
 4,000,000      8.500    04/01/04   2,693
                                  -------
 JAPANESE YEN--14.4%
           Asian Development
           Bank
    90,000      5.000    02/05/03     770
           European Bank for
           Reconstruction and
           Development
    95,000      5.875    11/26/99     741

           Description
-----------------------------------------
   Local
 Currency/
 Principal               Maturity
  Amount   Rate            Date    Value
-----------------------------------------
           International Bank
           for Reconstruction
           and Development
 100,000       4.500%    03/20/03 $   843
           Japan Development
           Bank
 160,000       6.500     09/20/01   1,373
                                  -------
                                    3,727
                                  -------
 NETHERLANDS GUILDER--1.4%
           Kingdom of the
           Netherlands
     700       5.750     02/15/07     371
                                  -------
 SPANISH PESETA--4.9%
           Kingdom of Spain
 120,000      11.300     01/15/02     970
  35,000      10.000     02/28/05     299
                                  -------
                                    1,269
                                  -------
 SWEDISH KRONA--2.3%
           Kingdom of Sweden
   3,700      10.250     05/05/03     584
                                  -------
 UNITED STATES DOLLAR--7.4%
           U.S. Treasury Bond
   1,650       7.125     02/15/23   1,909
-----------------------------------------
 TOTAL DEBT OBLIGATIONS (Cost
  $24,844)                        $24,283
-----------------------------------------
 SHORT-TERM INVESTMENT--3.4%
 United States Dollar
           Marshall & Isley
           Bank, Grand Cayman
 $   872       5.688%    06/01/98 $   872
-----------------------------------------
 TOTAL SHORT-TERM INVESTMENT
  (Cost $872)                     $   872
-----------------------------------------
 TOTAL INVESTMENTS--97.1%
  (Cost $25,716)                  $25,155
-----------------------------------------
 Other assets, less liabili-
  ties--2.9%                          760
-----------------------------------------
 NET ASSETS--100.0%               $25,915
-----------------------------------------
-----------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1998
(All amounts in thousands)
(Unaudited)

           Description
--------------------------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
--------------------------------------------------------
                       SHORT-INTERMEDIATE BOND PORTFOLIO
 ASSET-BACKED SECURITIES--24.8%
 AUTOMOTIVE--9.8%
           Chevy Chase
           Automobile
           Receivables Trust,
           Series 1991-4, Class
           A
 $ 4,047     6.250%      06/15/04 $  4,056
           Olympic Automobile
           Receivables Trust,
           Interest Only
           Stripped Security,
           Series 1995-D, Class
           I
      --     7.187       01/15/99      137
           Olympic Automobile
           Receivables Trust,
           Series 1995-A, Class
           A
   1,175       7.875     07/15/01    1,187
           Series 1996-D, Class
           A-4
   4,075       6.050     08/15/02    4,087
           Western Financial
           Automobile Loan
           Trust, Series 1994-
           4, Class A-1
     461       7.100     01/01/00      465
           WFS Financial Owner
           Trust,
           Series 1997-A, Class
           A-3
   5,800       6.500     09/20/01    5,838
           Series 1997-D, Class
           A-3
   5,000       6.250     03/20/02    5,028
                                  --------
                                    20,798
                                  --------
 HOME EQUITY LOANS--8.0%
           Contimortgage Home
           Equity Loan Trust,
           Interest Only
           Stripped Security,
           Series 1998-1, Class
           A10I
      --     6.612       09/15/00    4,668
           Contimortgage Net
           Interest Margin
           Notes, Series 1998-
           A, Class A(/1/)
   3,167     7.920       03/16/28    3,159
           Delta Funding Home
           Equity Loan Trust,
           Interest Only
           Stripped Security,
           Series 1997-2, Class
           AIO
      --       6.500     06/25/27    2,560
           IMC Excess Cashflow
           Securities Trust,
           Series 1997-A, Class
           A
   3,546       7.410     11/26/28    3,530
           Lehman FHA Title I
           Loan Trust,
           Interest Only
           Stripped Security,
           Series 1995-6, Class
           S
      --      11.328     11/25/16    1,372
           The Money Store
           Trust, Series 1997-
           1(/1/)
   1,556       7.360     05/16/01    1,555
                                  --------
                                    16,844
                                  --------
 FINANCIAL--7.0%
           Associates Corp.
   5,000     5.850       01/15/01    4,984
           California Infrastructure
           Pacific Gas & Electric,
           Series 1997-1, Class A-3
   7,250     6.150       06/25/02    7,287
           Southern Pacific
           Secured Asset Corp.,
           Series 1997-2, Class
           AIO
  37,500       5.723     07/25/00    2,514
                                  --------
                                    14,785
--------------------------------------------------------
 TOTAL ASSET-BACKED SECURITIES
  (Cost $55,901)                  $ 52,427
--------------------------------------------------------

           Description
------------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
------------------------------------------
 COLLATERALIZED MORTGAGE OBLIGATIONS--
  19.3%
           AAMES Mortgage
           Trust,
           Interest Only
           Stripped Security,
           Series 1997-B, Class
           AIO
 $    --       5.500%    07/15/00 $  1,963
           Donaldson, Lufkin &
           Jenrette
           Mortgage Acceptance
           Corp.,
           Interest Only
           Stripped Security,
           Series 1997-CF2,
           Class CP
      --       5.727     11/15/04    6,150
           Series 1994-Q8,
           Class 2A1
      --       7.250     05/25/24    1,743
           Financial Asset
           Securitization,
           Inc.,
           Series 1997-NAMC,
           Class FXA-3
   6,074       7.350     05/25/27    6,106
           GE Capital Mortgage
           Services, Inc.,
           Series 1994-15,
           Class A-6
   6,303       6.000     04/25/09    6,264
           PNC Mortgage
           Securities Corp.,
           Series 1996-PR1,
           Class A(/1/)
   2,531       8.151     04/28/27    2,620
           Prudential Home
           Mortgage Securities
           Co.,
           Series 1994-1, Class
           A-3
   7,860       6.000     02/25/09    7,816
           Residential Asset
           Securitization
           Trust,
           Series 1997-A8,
           Class A-3
   4,121       7.000     10/25/27    4,129
           Series 1998-A1,
           Class A-6
   4,466      13.068     03/25/28    4,025
------------------------------------------
 TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS (Cost $41,490)      $ 40,816
------------------------------------------
 CORPORATE BONDS--5.2%
 BROKERAGE SERVICES--3.1%
           Donaldson, Lufkin &
           Jenrette, Inc.
           Medium Term Note
 $ 6,500     5.625%      02/15/16 $  6,428
                                  --------
 ELECTRICAL UTILITY--2.1%
           Tenaga Nasional
           Berhad
   4,800     7.200       04/29/07    4,497
------------------------------------------
 TOTAL CORPORATE BONDS (Cost
  $11,282)                        $ 10,925
------------------------------------------
 U.S. GOVERNMENT AGENCIES--2.4%
 COLLATERALIZED MORTGAGE OBLIGATIONS--
  2.4%
 FANNIE MAE REMIC TRUST--1.8%
           Series 1996-M4,
           Class A
 $ 3,712     7.750%      03/17/17 $  3,815
                                  --------
 FANNIE MAE REMIC TRUST
 PRINCIPAL ONLY STRIPPED SECURITY--0.1%
           Series 1994-9, Class
           G
      317    4.954       11/25/23      304
                                  --------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
----------------------------------------
Principal              Maturity
 Amount    Rate          Date    Value
----------------------------------------
FREDDIE MAC REMIC TRUST
PRINCIPAL ONLY STRIPPED SECU-
RITY--0.5%
           Series 1571, Class
           BA
$ 1,009      8.793%    04/15/19 $    997
----------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES
 (Cost $4,768)                  $  5,116
----------------------------------------
U.S. GOVERNMENT OBLIGATIONS--
 46.1%
U.S. TREASURY NOTES--46.1%
$ 9,000      6.625%    06/30/01 $  9,257
 55,000      6.625     07/31/01   56,624
 31,000      6.250     01/31/02   31,639
----------------------------------------
TOTAL U.S. GOVERNMENT OBLIGA-
 TIONS
 (Cost $96,735)                 $ 97,520
----------------------------------------
SHORT-TERM INVESTMENT--0.5%
           Marshall & Isley Bank, Grand
           Cayman
$ 1,117      5.688%    06/01/98 $  1,117
----------------------------------------
TOTAL SHORT-TERM INVESTMENT
 (Cost $1,117)                  $  1,117
----------------------------------------
TOTAL INVESTMENTS--98.3%
 (Cost $211,293)                $207,921
----------------------------------------
Other assets, less liabili-
 ties--1.7%                        3,592
----------------------------------------
NET ASSETS--100.0%              $211,513
----------------------------------------
----------------------------------------

(/1/)At May 31, 1998, the Portfolio owned a restricted security valued at approximately $7,334 (3.5% of net assets), with an aggregate cost basis of $7,300. This security may not be publicly sold without registration under the Securities Act of 1933. The value of this security is determined by valuations supplied by a pricing service or brokers, if not available, in accordance with procedures established by the Trustees.

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1998
(All amounts in thousands)
(Unaudited)

           Description
----------------------------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
----------------------------------------------------------
                      U.S. GOVERNMENT SECURITIES PORTFOLIO
 U.S. GOVERNMENT AGENCIES--59.4%
 COLLATERALIZED MORTGAGE OBLIGATIONS--
  42.9%
 FANNIE MAE REMIC TRUST--29.7%
           Series 1991-127,
           Class S
 $ 1,615    12.080%      06/25/98 $  1,633
           Series 1998-M2,
           Class CPI,
           Interest Only
           Stripped Security
      --     7.678       02/17/02      625
           Series 1997-M1,
           Class A
   2,846     6.783       01/17/03    2,884
           Series 1993-085,
           Class PD
     888     5.500       07/25/03      884
           Series 1993-133,
           Class EZ
   3,958     5.850       02/25/17    3,934
           Series 1996-M4,
           Class A
   2,474     7.750       03/17/17    2,543
           Series 1992-2000,
           Class E
     723     6.250       06/25/17      721
           Series 1998-14,
           Class 14-F
     118     9.200       12/25/17      119
           Series 1997-20,
           Class IO,
           Interest Only
           Stripped Security
      --    14.207       03/25/27      451
                                  --------
                                    13,794
                                  --------
 FREDDIE MAC--13.2%
           Series 1227, Class G
   3,641     9.371       05/15/99    3,745
           Series 1296, Class H
   1,781    11.572       07/15/99    1,886
           Series 1520, Class F
     499     5.650       09/15/04      497
                                  --------
                                     6,128
                                  --------
                                    19,922
                                  --------
 MORTGAGE-BACKED SECURITIES--6.2%
 FANNIE MAE--5.5%
           Pool #124945
 $ 2,464     7.658%      01/01/31 $  2,566
                                  --------
 FREDDIE MAC--0.7%
           Pool #410092
     298     7.797       11/01/24      307
                                  --------
                                     2,873
                                  --------

           Description
------------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
------------------------------------------
 AGENCY OBLIGATIONS--10.3%
 FANNIE MAE--5.8%
 $ 2,750     5.250%      01/15/03 $  2,692
                                  --------
 FREDDIE MAC--1.1%
     500     7.130       06/30/05      501
                                  --------
 TENNESSEE VALLEY AUTHORITY NOTE--3.4%
   1,500     6.235       07/15/45    1,566
                                  --------
                                     4,759
------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES
  (Cost $27,499)                  $ 27,554
------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--34.7%
 U.S. TREASURY NOTES--34.7%
 $ 4,750     6.625%      07/31/01 $  4,890
   1,250     6.250       01/31/02    1,276
   9,000     7.500       02/15/05    9,923
------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGA-
  TIONS
  (Cost $15,889)                  $ 16,089
------------------------------------------
 SHORT-TERM INVESTMENT--4.7%
           Federal Home Loan
           Bank Discount Note
 $ 2,183     5.450%      06/01/98 $  2,183
------------------------------------------
 TOTAL SHORT-TERM INVESTMENT
  (Cost $2,183)                   $  2,183
------------------------------------------
 TOTAL INVESTMENTS--98.8%
  (Cost $45,571)                  $ 45,826
------------------------------------------
 Other assets, less liabili-
  ties--1.2%                           556
------------------------------------------
 NET ASSETS--100.0%               $ 46,382
------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
------------------------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
------------------------------------------------------
                         U.S. TREASURY INDEX PORTFOLIO
 U.S. GOVERNMENT OBLIGATIONS--
  97.1%
 U.S. TREASURY NOTES--57.0%
 $  400       9.125%     05/15/99 $   413
  2,400       7.875      11/15/99   2,477
  2,300       7.750      01/30/00   2,378
  1,900       6.500      05/31/01   1,947
  1,400       7.500      11/15/01   1,482
  1,400       6.250      02/15/03   1,437
  1,500       5.750      08/15/03   1,511
    800       6.250      02/15/07     831
                                  -------
                                   12,476
                                  -------
 U.S. TREASURY BONDS--40.1%
  1,000      11.750      02/15/01   1,153
    435      13.875      05/15/11     658
    660      14.000      11/15/11   1,020
    490      13.250      05/15/14     783
  1,450       7.250      05/15/16   1,669
    900       8.125      05/15/21   1,148
    700       8.000      11/15/21     884
  1,400       6.250      08/15/23   1,464
                                  -------
                                    8,779
------------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGA-
  TIONS
  (Cost $20,593)                  $21,255
------------------------------------------------------
 SHORT-TERM INVESTMENT--1.7%
           Federal Home Loan
           Bank Discount Note
 $  364      5.450%      06/01/98 $   364
------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT
  (Cost $364)                     $   364
------------------------------------------------------
 TOTAL INVESTMENTS--98.8%
  (Cost $20,957)                  $21,619
------------------------------------------------------
 Other assets, less liabili-
  ties--1.2%                          274
------------------------------------------------------
 NET ASSETS--100.0%               $21,893
------------------------------------------------------
------------------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 1998
(All amounts in thousands, except net asset value per share)
(Unaudited)

                                                                  Short-       U.S.      U.S.
                                    Intermediate International Intermediate Government Treasury
                            Bond        Bond         Bond          Bond     Securities   Index
                          Portfolio  Portfolio     Portfolio    Portfolio   Portfolio  Portfolio
------------------------------------------------------------------------------------------------
ASSETS:
Investments in securi-
ties, at cost             $531,431    $24,169       $25,716      $211,293    $45,571    $20,957
------------------------------------------------------------------------------------------------
Investments in securi-
ties, at value            $546,680    $24,213       $25,155      $207,921    $45,826    $21,619
Cash and foreign curren-
cies                            --         63           219            82          1         62
Receivables:
 Interest                    8,294        340           522         3,562        573        222
 Fund shares sold            1,199         --            --             8         --         --
 Foreign tax reclaims           --         --            17            --         --         --
 Administrator                   8          9            21            21          2         --
Deferred organization
costs, net                      --         --            13            --         --         --
Other assets                    19          1             2             8          7          8
------------------------------------------------------------------------------------------------
TOTAL ASSETS               556,200     24,626        25,949       211,602     46,409     21,911
------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
 Fund shares redeemed          292          1            --             7          2         --
Accrued expenses:
 Advisory fees                 117          5            15            45          9          3
 Administration fees            47          2             3            18          4          2
 Transfer agent fees             9         --            --             2          1         --
 Custodian fees                  6          2             7             3          2          2
Other liabilities              117         35             9            14          9         11
------------------------------------------------------------------------------------------------
TOTAL LIABILITIES              588         45            34            89         27         18
------------------------------------------------------------------------------------------------
NET ASSETS                $555,612    $24,581       $25,915      $211,513    $46,382    $21,893
------------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
Paid-in capital           $533,979    $24,507       $25,993      $213,836    $46,038    $21,592
Accumulated undistrib-
 uted net investment in-
 come                        2,196         42           428         1,215        123         33
Accumulated net realized
 gains (losses) on
 investments, forward
 foreign currency
 contracts and foreign
 currency transactions       4,188        (12)           63          (166)       (34)      (394)
Net unrealized
 appreciation
 (depreciation) on
 investments, forward
 foreign currency
 contracts and foreign
 currency transactions      15,249         44          (561)       (3,372)       255        662
Net unrealized losses on
 translation of other
 assets and liabilities
 denominated in foreign
 currencies                     --         --            (8)           --         --         --
------------------------------------------------------------------------------------------------
NET ASSETS                $555,612    $24,581       $25,915      $211,513    $46,382    $21,893
------------------------------------------------------------------------------------------------
Total shares outstanding
(no par value), unlim-
ited shares authorized
 Class A                    23,378      1,226         1,290        10,462      2,106        948
 Class C                     2,690         --            --            --        166         --
 Class D                        77         --             7            59         37         93
------------------------------------------------------------------------------------------------
Net asset value, offer-
ing and redemption price
per share
 Class A                  $  21.25    $ 20.05       $ 19.99      $  20.10    $ 20.09    $ 21.04
 Class C                  $  21.24         --            --            --    $ 20.07         --
 Class D                  $  21.22         --       $ 19.90      $  20.05    $ 20.05    $ 21.00
------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Six Months Ended May 31, 1998
(All amounts in thousands)
(Unaudited)

                                                                  Short-       U.S.      U.S.
                                    Intermediate International Intermediate Government Treasury
                            Bond        Bond         Bond          Bond     Securities   Index
                          Portfolio  Portfolio     Portfolio    Portfolio   Portfolio  Portfolio
------------------------------------------------------------------------------------------------
INTEREST INCOME            $19,796      $549        $  810(a)    $10,023      $1,532    $  839
------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees     1,606        51           116           595         140        55
Administration fees            268         8            19            99          23        14
Transfer agent fees             52         1             1            11           4         3
Shareholder servicing
 fees                           42        --            --             1           3         2
Custodian fees                  28         8            25            12          11        10
Registration fees               21        10            19            23           3         3
Professional fees               19         2             5             6           4         4
Trustee fees                     7        --             2             3           2         2
Amortization of deferred
 organization costs              2         2             8             2           5         1
Other                           15        14             9             7           9         7
------------------------------------------------------------------------------------------------
TOTAL EXPENSES               2,060        96           204           759         204       101
Less: Voluntary waivers
 of investment advisory
 fees                         (937)      (30)          (26)         (347)        (82)      (34)
Less: Expenses reimburs-
 able by Administrator         (92)      (36)          (54)          (53)        (33)      (28)
------------------------------------------------------------------------------------------------
Net expenses                 1,031        30           124           359          89        39
------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME       18,765       519           686         9,664       1,443       800
Net realized gains
 (losses) on:
 Investment transactions     5,045         9           157          (124)        137       661
 Foreign currency trans-
  actions                       --        --           (20)           --          --        --
Net change in unrealized
 appreciation (deprecia-
 tion) on investments,
 forward foreign cur-
 rency contracts and
 foreign currency
 transactions                  304       105          (342)       (3,429)        (48)     (277)
Net change in unrealized
 losses on translation
 of other assets and li-
 abilities denominated
 in foreign currencies          --        --            (6)           --          --        --
------------------------------------------------------------------------------------------------
NET INCREASE IN NET AS-
 SETS RESULTING FROM OP-
 ERATIONS                  $24,114      $633          $475        $6,111      $1,532    $1,184
------------------------------------------------------------------------------------------------

(a) Net of $4 in non-reclaimable foreign withholding taxes.

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended May 31, 1998 (Unaudited) and the Year Ended November 30, 1997
(All amounts in thousands)

                                                                Intermediate
                                                Bond                Bond
                                              Portfolio          Portfolio
                                          ------------------  -----------------
                                            1998      1997     1998    1997 (a)
-------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment income                    $ 18,765  $ 28,861  $   519  $   204
 Net realized gains (losses) on
  investments and foreign currency
  transactions                               5,045     3,869        9      (21)
 Net change in unrealized appreciation
  (depreciation) on investments and
  foreign currency transactions                304     4,710      105      (61)
 Net change in unrealized gains (losses)
  on translations of other assets and
  liabilities denominated in foreign
  currencies                                    --        --       --       --
-------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                   24,114    37,440      633      122
-------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS
FROM:
 Net investment income                     (15,206)  (25,700)    (496)    (185)
 Net realized gain on investment
 transactions                               (2,645)       --       --       --
-------------------------------------------------------------------------------
Total distributions to Class A
shareholders                               (17,851)  (25,700)    (496)    (185)
-------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS C SHAREHOLDERS
FROM:
 Net investment income                      (1,656)   (2,140)      --       --
 Net realized gain on investment
 transactions                                 (296)       --       --       --
-------------------------------------------------------------------------------
Total distributions to Class C
shareholders                                (1,952)   (2,140)      --       --
-------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS D SHAREHOLDERS
FROM:
 Net investment income                         (45)      (23)      --       --
 Net realized gain on investment
 transactions                                   (6)       --       --       --
-------------------------------------------------------------------------------
Total distributions to Class D
shareholders                                   (51)      (23)      --       --
-------------------------------------------------------------------------------
CLASS A SHARE TRANSACTIONS:
 Proceeds from the sale of shares           76,128   155,583   16,460   11,875
 Reinvested distributions                   15,408    22,888      496      185
 Cost of shares redeemed                   (59,053)  (92,369)  (4,509)      --
-------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from
 Class A share transactions                 32,483    86,102   12,447   12,060
-------------------------------------------------------------------------------
CLASS C SHARE TRANSACTIONS:
 Proceeds from the sale of shares           15,053    60,626       --       --
 Reinvested distributions                    1,952     2,140       --       --
 Cost of shares redeemed                   (10,827)  (21,561)      --       --
-------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from Class C share
transactions                                 6,178    41,205       --       --
-------------------------------------------------------------------------------
CLASS D SHARE TRANSACTIONS:
 Proceeds from the sale of shares            1,282       657       --       --
 Reinvested distributions                       51        22       --       --
 Cost of shares redeemed                      (311)     (306)      --       --
-------------------------------------------------------------------------------
Net increase in net assets resulting
from Class D share transactions              1,022       373       --       --
-------------------------------------------------------------------------------
Net increase (decrease)                     43,943   137,257   12,584   11,997
Net assets--beginning of period            511,669   374,412   11,997       --
-------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                 $555,612  $511,669  $24,581  $11,997
-------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED NET INVESTMENT
INCOME                                    $  2,196  $    338  $    42  $    19
-------------------------------------------------------------------------------

(a) For the period August 1, 1997 (commencement of operations) through November 30, 1997.


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                       Short-          U.S. Government
 International      Intermediate         Securities         U.S. Treasury
Bond Portfolio     Bond Portfolio         Portfolio        Index Portfolio
----------------  ------------------  ------------------  ------------------
 1998     1997      1998      1997     1998      1997       1998      1997
-----------------------------------------------------------------------------
$   686  $ 1,608  $  9,664  $ 13,180  $ 1,443  $   5,026  $    800  $  1,856
    137       97      (124)     (623)     137         76       661       (56)
   (342)  (2,827)   (3,429)   (2,110)     (48)       (46)     (277)      382
     (6)       3        --        --       --         --        --        --
-----------------------------------------------------------------------------
    475   (1,119)    6,111    10,447    1,532      5,056     1,184     2,182
-----------------------------------------------------------------------------
   (295)  (1,390)   (8,459)  (12,516)  (1,217)    (4,820)     (767)   (1,746)
   (385)    (520)     (267)     (414)      --         --        --        --
-----------------------------------------------------------------------------
   (680)  (1,910)   (8,726)  (12,930)  (1,217)    (4,820)     (767)   (1,746)
-----------------------------------------------------------------------------
     --       --        --        --      (89)      (204)       --        --
     --       --        --        --       --         --        --        --
-----------------------------------------------------------------------------
     --       --        --        --      (89)      (204)       --        --
-----------------------------------------------------------------------------
     (1)      (3)      (46)      (39)     (14)       (17)      (56)      (79)
     (2)      (1)       (1)       (1)      --         --        --        --
-----------------------------------------------------------------------------
     (3)      (4)      (47)      (40)     (14)       (17)      (56)      (79)
-----------------------------------------------------------------------------
    727    1,168    80,690   121,515    2,675     68,991    12,701    20,990
    620    1,525     7,498    11,648    1,091      4,525       278     1,197
 (1,752)  (7,465)  (76,664)  (82,865)  (4,733)  (122,819)  (27,221)  (14,944)
-----------------------------------------------------------------------------
   (405)  (4,772)   11,524    50,298     (967)   (49,303)  (14,242)    7,243
-----------------------------------------------------------------------------
     --       --        --        --      594      1,328        --        --
     --       --        --        --       89        204        --        --
     --       --        --        --     (485)    (1,940)       --        --
-----------------------------------------------------------------------------
     --       --        --        --      198       (408)       --        --
-----------------------------------------------------------------------------
     55       47       379       638      573        111       354     1,106
      3        4        38        27        9          6        28        40
     (4)      (7)     (114)     (110)    (146)       (29)     (154)     (321)
-----------------------------------------------------------------------------
     54       44       303       555      436         88       228       825
-----------------------------------------------------------------------------
   (559)  (7,761)    9,165    48,330     (121)   (49,608)  (13,653)    8,425
 26,474   34,235   202,348   154,018   46,503     96,111    35,546    27,121
-----------------------------------------------------------------------------
$25,915  $26,474  $211,513  $202,348  $46,382  $  46,503  $ 21,893  $ 35,546
-----------------------------------------------------------------------------
$   428  $    38  $  1,215  $     56  $   123  $      --  $     33  $     56
-----------------------------------------------------------------------------

Northern Institutional Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Six Months Ended May 31, 1998 (Unaudited) and the Years Ended November
30,
BOND PORTFOLIO

                                                 Class A
                          -----------------------------------------------------------
                            1998      1997      1996      1995      1994     1993 (a)
--------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $  21.08  $  20.77  $  20.96  $  18.29  $  20.70   $  20.00
Income from investment
 operations:
 Net investment income        0.74      1.34      1.29      1.17      1.42       1.42
 Net realized and
  unrealized gain (loss)      0.22      0.29     (0.19)     2.66     (2.21)      0.66
--------------------------------------------------------------------------------------
Total income (loss) from
 investment operations        0.96      1.63      1.10      3.83     (0.79)      2.08
--------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHARE-
 HOLDERS FROM:
 Net investment income       (0.67)    (1.32)    (1.26)    (1.14)    (1.46)     (1.38)
 Net realized gain           (0.12)      --        --        --      (0.15)       --
 Return of capital             --        --      (0.03)    (0.02)    (0.01)       --
--------------------------------------------------------------------------------------
Total distributions to
 shareholders                (0.79)    (1.32)    (1.29)    (1.16)    (1.62)     (1.38)
--------------------------------------------------------------------------------------
Net increase (decrease)       0.17      0.31     (0.19)     2.67     (2.41)      0.70
--------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $  21.25  $  21.08  $  20.77  $  20.96  $  18.29   $  20.70
--------------------------------------------------------------------------------------
Total return (d)              4.65%     8.17%     5.57%    21.55%    (4.04)%    10.60%
Ratio to average net as-
 sets of (e):
 Expenses, net of waiv-
  ers and reimbursements      0.36%     0.36%     0.36%     0.36%     0.36%      0.36%
 Expenses, before waiv-
  ers and reimbursements      0.74%     0.77%     0.84%     0.84%     0.87%      0.92%
 Net investment income,
  net of waivers and re-
  imbursements                7.01%     6.66%     6.39%     5.94%     7.31%      7.84%
 Net investment income,
  before waivers and re-
  imbursements                6.63%     6.25%     5.91%     5.46%     6.80%      7.28%
Portfolio turnover rate      34.70%    76.30%   101.38%    74.19%   103.09%     89.06%
Net assets at end of pe-
 riod (in thousands)      $496,839  $460,514  $366,850  $286,301  $257,391   $245,112
--------------------------------------------------------------------------------------

                                      Class C                                Class D
                          ----------------------------------  -----------------------------------------
                           1998     1997     1996    1995(b)   1998    1997    1996     1995   1994 (c)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $ 21.07  $ 20.78  $ 20.96  $20.21   $21.05  $20.76  $ 20.94  $18.29  $ 18.74
Income from investment
 operations:
 Net investment income       0.73     1.29     1.25    0.47     0.72    1.24     1.22    1.08     0.28
 Net realized and
  unrealized gain (loss)     0.20     0.28    (0.18)   0.74     0.20    0.30    (0.18)   2.66    (0.45)
--------------------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations       0.93     1.57     1.07    1.21     0.92    1.54     1.04    3.74    (0.17)
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHARE-
 HOLDERS FROM:
 Net investment income      (0.64)   (1.28)   (1.22)  (0.45)   (0.63)  (1.25)   (1.19)  (1.09)   (0.28)
 Net realized gain          (0.12)     --     (0.03)  (0.01)   (0.12)    --     (0.03)    --       --
--------------------------------------------------------------------------------------------------------
Total distributions to
 shareholders               (0.76)   (1.28)   (1.25)  (0.46)   (0.75)  (1.25)   (1.22)  (1.09)   (0.28)
--------------------------------------------------------------------------------------------------------
Net increase (decrease)      0.17     0.29    (0.18)   0.75     0.17    0.29    (0.18)   2.65    (0.45)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $ 21.24  $ 21.07  $ 20.78  $20.96   $21.22  $21.05  $ 20.76  $20.94  $ 18.29
--------------------------------------------------------------------------------------------------------
Total return (d)             4.52%    7.88%    5.33%   6.08%    4.44%   7.74%    5.17%  21.06%   (0.94)%
Ratio to average net as-
 sets of (e):
 Expenses, net of waiv-
  ers and reimbursements     0.60%    0.60%    0.60%   0.60%    0.75%   0.75%    0.75%   0.75%    0.75%
 Expenses, before waiv-
  ers and reimbursements     0.98%    1.01%    1.08%   1.08%    1.13%   1.16%    1.23%   1.23%    1.26%
 Net investment income,
  net of waivers and
  reimbursements             6.96%    6.39%    6.09%   5.59%    6.93%   6.27%    5.99%   5.48%    6.31%
 Net investment income,
  before waivers and
  reimbursements             6.58%    5.98%    5.61%   5.11%    6.55%   5.86%    5.51%   5.00%    5.80%
Portfolio turnover rate     34.70%   76.30%  101.38%  74.19%   34.70%  76.30%  101.38%  74.19%  103.09%
Net assets at end of pe-
 riod (in thousands)      $57,142  $50,554  $ 7,342  $3,704   $1,631  $  601  $   220  $  120  $    15
--------------------------------------------------------------------------------------------------------

(a) For the period January 11, 1993 (commencement of operations) through November 30, 1993.
(b) For the period July 3, 1995 (Class C shares issue date) through November 30, 1995.
(c) For the period September 14, 1994 (Class D shares issue date) through November 30, 1994.
(d) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(e) Annualized for periods less than a full year.

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Six Months Ended May 31, 1998 (Unaudited) and the Year Ended November
30,
INTERMEDIATE BOND PORTFOLIO

                                                              Class A
                                                          ------------------
                                                           1998     1997 (a)
----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $ 19.89   $ 20.00
Income (loss) from investment operations:
 Net investment income                                       0.57      0.38
 Net realized and unrealized gain (loss)                     0.16     (0.15)
----------------------------------------------------------------------------
Total income from investment operations                      0.73      0.23
----------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                      (0.57)    (0.34)
----------------------------------------------------------------------------
Total distributions to shareholders                         (0.57)    (0.34)
----------------------------------------------------------------------------
Net increase (decrease)                                      0.16     (0.11)
----------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $ 20.05   $ 19.89
----------------------------------------------------------------------------
Total return (b)                                             3.75%     1.17%
Ratio to average net assets of (c):
 Expenses, net of waivers and reimbursements                 0.36%     0.36%
 Expenses, before waivers and reimbursements                 1.13%     2.28%
 Net investment income, net of waivers and reimbursements    6.92%     5.87%
 Net investment income, before waivers and reimbursements    6.15%     3.95%
Portfolio turnover rate                                     23.99%    56.99%
Net assets at end of period (in thousands)                $24,581   $11,997
----------------------------------------------------------------------------

(a) For the period August 1, 1997 (commencement of operations) through November 30, 1997.
(b) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(c) Annualized for periods less than a full year.

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Six Months Ended May 31, 1998 (Unaudited) and the Years Ended November
30,
INTERNATIONAL BOND PORTFOLIO

                                                   Class A
                                   --------------------------------------------
                                    1998     1997      1996     1995    1994(a)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PE-
 RIOD                              $ 20.13  $ 22.16   $ 21.74  $ 19.93  $ 20.00
Income from investment opera-
 tions:
 Net investment income                0.53     1.02      1.54     1.26     0.79
 Net realized and unrealized gain
  (loss)                             (0.14)   (1.70)     0.43     2.28     0.01
--------------------------------------------------------------------------------
Total income (loss) from invest-
 ment operations                      0.39    (0.68)     1.97     3.54     0.80
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
 Net investment income (c)           (0.23)   (1.01)    (1.55)   (1.73)   (0.87)
 Net realized gain                   (0.30)   (0.34)      --       --       --
--------------------------------------------------------------------------------
Total distributions to sharehold-
 ers                                 (0.53)   (1.35)    (1.55)   (1.73)   (0.87)
--------------------------------------------------------------------------------
Net increase (decrease)              (0.14)   (2.03)     0.42     1.81    (0.07)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD     $ 19.99  $ 20.13   $ 22.16  $ 21.74  $ 19.93
--------------------------------------------------------------------------------
Total return (d)                      1.89%   (3.02)%    9.47%   18.20%    4.03%
Ratio to average net assets of
 (e):
 Expenses, net of waivers and re-
  imbursements                        0.96%    0.96%     0.96%    0.96%    0.96%
 Expenses, before waivers and re-
  imbursements                        1.57%    1.52%     1.58%    1.47%    1.49%
 Net investment income, net of
  waivers and reimbursements          4.82%    5.61%     5.91%    5.92%    5.93%
 Net investment income, before
  waivers and reimbursements          4.21%    5.05%     5.29%    5.41%    5.40%
Portfolio turnover rate              14.50%   29.29%    33.89%   54.46%   88.65%
Net assets at end of period (in
 thousands)                        $25,771  $26,383   $34,183  $32,673  $26,947
--------------------------------------------------------------------------------

                                                       Class D
                                             --------------------------------
                                              1998    1997     1996   1995(b)
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $20.06  $22.14   $21.74  $22.17
Income from investment operations:
 Net investment income                         0.46    0.97     1.37    0.02
 Net realized and unrealized gain (loss)      (0.11)  (1.72)    0.51   (0.08)
------------------------------------------------------------------------------
Total income (loss) from investment opera-
 tions                                         0.35   (0.75)    1.88   (0.06)
------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income (c)                    (0.21)  (0.99)   (1.48)  (0.37)
 Net realized gain                            (0.30)  (0.34)     --      --
------------------------------------------------------------------------------
Total distributions to shareholders           (0.51)  (1.33)   (1.48)  (0.37)
------------------------------------------------------------------------------
Net increase (decrease)                       (0.16)  (2.08)    0.40   (0.43)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $19.90  $20.06   $22.14  $21.74
------------------------------------------------------------------------------
Total return (d)                               1.70%  (3.38)%   9.04%  (0.30)%
Ratio to average net assets of (e):
 Expenses, net of waivers and reimbursements   1.35%   1.35%    1.35%   1.35%
 Expenses, before waivers and reimbursements   1.96%   1.91%    1.97%   1.86%
 Net investment income, net of waivers and
  reimbursements                               4.43%   5.36%    5.67%   3.26%
 Net investment income, before waivers and
  reimbursements                               3.82%   4.80%    5.05%   2.75%
Portfolio turnover rate                       14.50%  29.29%   33.89%  54.46%
Net assets at end of period (in thousands)   $  144  $   91   $   52  $    9
------------------------------------------------------------------------------

(a) For the period March 28, 1994 (commencement of operations) through November 30, 1994.
(b) For the period November 20, 1995 (Class D shares issue date) through November 30, 1995.
(c) Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for Federal income tax purposes.
(d) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(e) Annualized for periods less than a full year.

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Six Months Ended May 31, 1998 (Unaudited) and the Years Ended November
30,
SHORT-INTERMEDIATE BOND PORTFOLIO

                                                Class A
                          ---------------------------------------------------------
                            1998      1997      1996      1995     1994    1993 (a)
------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $  20.36  $  20.70  $  20.73  $  19.53  $ 20.33  $  20.00
Income (loss) from in-
 vestment operations:
 Net investment income        0.97      1.46      1.14      1.02     0.97      0.85
 Net realized and
  unrealized gain (loss)     (0.34)    (0.29)    (0.01)     1.19    (0.80)     0.31
------------------------------------------------------------------------------------
Total income from in-
 vestment operations          0.63      1.17      1.13      2.21     0.17      1.16
------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHARE-
HOLDERS FROM:
 Net investment income       (0.86)    (1.46)    (1.16)    (1.01)   (0.97)    (0.83)
 Net realized gain           (0.03)    (0.05)      --        --       --        --
------------------------------------------------------------------------------------
Total distributions to
 shareholders                (0.89)    (1.51)    (1.16)    (1.01)   (0.97)    (0.83)
------------------------------------------------------------------------------------
Net increase (decrease)      (0.26)    (0.34)    (0.03)     1.20    (0.80)     0.33
------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $  20.10  $  20.36  $  20.70  $  20.73  $ 19.53  $  20.33
------------------------------------------------------------------------------------
Total return (c)              3.15%     5.95%     5.68%    11.58%    0.84%     5.90%
Ratio to average net as-
 sets of (d):
 Expenses, net of waiv-
  ers and reimbursements      0.36%     0.36%     0.36%     0.36%    0.36%     0.36%
 Expenses, before waiv-
  ers and reimbursements      0.76%     0.81%     0.88%     0.91%    0.95%     1.00%
 Net investment income,
  net of waivers and re-
  imbursements                9.75%     7.68%     5.83%     5.14%    4.84%     4.79%
 Net investment income,
  before waivers and re-
  imbursements                9.35%     7.23%     5.31%     4.59%    4.25%     4.15%
Portfolio turnover rate      34.80%    48.49%    47.68%    54.68%   48.67%    19.48%
Net assets at end of pe-
 riod (in thousands)      $210,335  $201,457  $153,675  $158,678  $96,209  $107,550
------------------------------------------------------------------------------------

                                                     Class D
                                       ---------------------------------------
                                        1998    1997    1996    1995   1994 (b)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $20.31  $20.66  $20.71  $19.53  $19.82
Income (loss) from investment opera-
 tions:
 Net investment income                   0.93    1.43    1.07    0.94    0.23
 Net realized and unrealized gain
  (loss)                                (0.33)  (0.34)  (0.02)   1.18   (0.29)
-------------------------------------------------------------------------------
Total income from investment opera-
 tions                                   0.60    1.09    1.05    2.12   (0.06)
-------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                  (0.83)  (1.39)  (1.10)  (0.94)  (0.23)
 Net realized gain                      (0.03)  (0.05)    --      --      --
-------------------------------------------------------------------------------
Total distributions to shareholders     (0.86)  (1.44)  (1.10)  (0.94)  (0.23)
-------------------------------------------------------------------------------
Net increase (decrease)                 (0.26)  (0.35)  (0.05)   1.18   (0.29)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $20.05  $20.31  $20.66  $20.71  $19.53
-------------------------------------------------------------------------------
Total return (c)                         2.95%   5.54%   5.22%  11.09%  (0.30)%
Ratio to average net assets of (d):
 Expenses, net of waivers and reim-
  bursements                             0.75%   0.75%   0.75%   0.75%   0.75%
 Expenses, before waivers and reim-
  bursements                             1.15%   1.20%   1.27%   1.30%   1.34%
 Net investment income, net of waivers
  and reimbursements                     9.44%   7.48%   4.96%   4.85%   4.42%
 Net investment income, before waivers
  and reimbursements                     9.04%   7.03%   4.44%   4.30%   3.83%
Portfolio turnover rate                 34.80%  48.49%  47.68%  54.68%  48.67%
Net assets at end of period (in thou-
 sands)                                $1,178  $  891  $  343  $   13  $    1
-------------------------------------------------------------------------------

(a) For the period January 11, 1993 (commencement of operations) through November 30, 1993.
(b) For the period September 14, 1994 (Class D shares issue date) through November 30, 1994.
(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Six Months Ended May 31, 1998 (Unaudited) and the Years Ended November
30,
U.S. GOVERNMENT SECURITIES PORTFOLIO

                                                Class A
                          -------------------------------------------------------------
                           1998       1997       1996       1995      1994     1993 (a)
----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $ 19.99    $ 20.07    $ 20.08    $ 19.05   $ 20.07    $ 20.00
Income from investment
 operations:
 Net investment income       0.63       1.21       1.02       1.05      0.91       0.55
 Net realized and
  unrealized gain (loss)     0.04      (0.07)     (0.01)      1.02     (1.02)      0.05
----------------------------------------------------------------------------------------
Total income (loss) from
 investment operations       0.67       1.14       1.01       2.07     (0.11)      0.60
----------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHARE-
 HOLDERS FROM:
 Net investment income      (0.57)     (1.22)     (1.02)     (1.04)    (0.91)     (0.53)
----------------------------------------------------------------------------------------
Total distributions to
 shareholders               (0.57)     (1.22)     (1.02)     (1.04)    (0.91)     (0.53)
----------------------------------------------------------------------------------------
Net increase (decrease)      0.10      (0.08)     (0.01)      1.03     (1.02)      0.07
----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $ 20.09    $ 19.99    $ 20.07    $ 20.08   $ 19.05    $ 20.07
----------------------------------------------------------------------------------------
Total return (d)             3.36%      5.93%      5.15%     11.18%    (0.57)%     3.00%
Ratio to average net as-
 sets of (e):
 Expenses, net of waiv-
  ers and reimbursements     0.36%      0.36%      0.36%      0.36%     0.36%      0.43%
 Expenses, before waiv-
  ers and reimbursements     0.85%      0.85%      0.94%      1.09%     1.12%      1.18%
 Net investment income,
  net of waivers and re-
  imbursements               6.19%      5.86%      5.22%      5.43%     4.62%      4.18%
 Net investment income,
  before waivers and re-
  imbursements               5.70%      5.37%      4.64%      4.70%     3.86%      3.43%
Portfolio turnover rate     42.20%     95.73%    119.75%    141.14%    45.55%     20.59%
Net assets at end of pe-
 riod (in thousands)      $42,301    $43,073    $92,351    $56,329   $25,293    $32,479
----------------------------------------------------------------------------------------

                                 Class C                           Class D
                          -------------------------  ---------------------------------------
                           1998     1997    1996 (b)  1998    1997    1996    1995   1994 (c)
---------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $19.98   $20.06   $20.13   $19.94  $20.03  $20.04  $19.05  $19.43
Income from investment
 operations:
 Net investment income      0.60     1.14     0.91     0.53    1.16    0.96    0.96    0.22
 Net realized and
  unrealized gain (loss)    0.03    (0.04)   (0.12)    0.11   (0.10)  (0.03)   1.00   (0.38)
---------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations      0.63     1.10     0.79     0.64    1.06    0.93    1.96   (0.16)
---------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHARE-
 HOLDERS FROM:
 Net investment income     (0.54)   (1.18)   (0.86)   (0.53)  (1.15)  (0.94)  (0.97)  (0.22)
---------------------------------------------------------------------------------------------
Total distributions to
 shareholders              (0.54)   (1.18)   (0.86)   (0.53)  (1.15)  (0.94)  (0.97)  (0.22)
---------------------------------------------------------------------------------------------
Net increase (decrease)     0.09    (0.08)   (0.07)    0.11   (0.09)  (0.01)   0.99   (0.38)
---------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $20.07   $19.98   $20.06   $20.05  $19.94  $20.03  $20.04  $19.05
---------------------------------------------------------------------------------------------
Total return (d)            3.23%    5.67%    4.05%    3.21%   5.52%   4.77%  10.66%  (0.90)%
Ratio to average net as-
 sets of (e):
 Expenses, net of waiv-
  ers and reimbursements    0.60%    0.60%    0.60%    0.75%   0.75%   0.75%   0.75%   0.75%
 Expenses, before waiv-
  ers and reimbursements    1.09%    1.09%    1.18%    1.24%   1.24%   1.33%   1.48%   1.51%
 Net investment income,
  net of waivers and re-
  imbursements              5.95%    5.63%    4.97%    5.80%   5.50%   4.83%   5.08%   4.65%
 Net investment income,
  before waivers and re-
  imbursements              5.46%    5.14%    4.39%    5.31%   5.01%   4.25%   4.35%   3.89%
Portfolio turnover rate    42.20%   95.73%  119.75%   42.20%  95.73% 119.75% 141.14%  45.55%
Net assets at end of
 year (in thousands)      $3,332   $3,118   $3,535   $  749  $  312  $  225  $   67  $   13
---------------------------------------------------------------------------------------------

(a) For the period April 5, 1993 (commencement of operations) through November 30, 1993.
(b) For the period December 29, 1995 (Class C shares issue date) through November 30, 1996.
(c) For the period September 15, 1994 (Class D shares issue date) through November 30, 1994.
(d) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(e) Annualized for periods less than a full year.

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Six Months Ended May 31, 1998 (Unaudited) and the Years Ended November
30,
U.S. TREASURY INDEX PORTFOLIO

                                              Class A
                          ------------------------------------------------------
                           1998     1997     1996     1995     1994     1993 (a)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $ 20.81  $ 20.60  $ 20.78  $ 18.77  $ 21.05   $ 20.00
Income (loss) from in-
 vestment operations:
 Net investment income       0.63     1.26     1.19     1.11     1.15      0.95
 Net realized and
  unrealized gain (loss)     0.23     0.20    (0.18)    2.01    (1.93)     1.02
--------------------------------------------------------------------------------
Total income (loss) from
 investment operations       0.86     1.46     1.01     3.12    (0.78)     1.97
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHARE-
 HOLDERS FROM:
 Net investment income      (0.63)   (1.25)   (1.19)   (1.11)   (1.14)    (0.92)
 Net realized gain             --       --       --       --    (0.36)       --
--------------------------------------------------------------------------------
Total distributions to
 shareholders               (0.63)   (1.25)   (1.19)   (1.11)   (1.50)    (0.92)
--------------------------------------------------------------------------------
Net increase (decrease)      0.23     0.21    (0.18)    2.01    (2.28)     1.05
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                    $ 21.04  $ 20.81  $ 20.60  $ 20.78  $ 18.77   $ 21.05
--------------------------------------------------------------------------------
Total return (c)             4.18%    7.44%    5.10%   16.95%   (3.80)%    9.94%
Ratio to average net as-
 sets of (d):
 Expenses, net of waiv-
  ers and reimbursements     0.26%    0.26%    0.26%    0.26%    0.26%     0.26%
 Expenses, before waiv-
  ers and reimbursements     0.72%    0.82%    1.04%    0.89%    0.79%     0.83%
 Net investment income,
  net of waivers and
  reimbursements             5.87%    6.36%    5.93%    5.09%    5.60%     5.11%
 Net investment income,
  before waivers and
  reimbursements             5.41%    5.80%    5.15%    4.46%    5.07%     4.54%
Portfolio turnover rate     46.47%   72.61%   42.49%   80.36%   52.80%    77.75%
Net assets at end of pe-
 riod (in thousands)      $19,938  $33,839  $26,273  $17,674  $37,305   $71,456
--------------------------------------------------------------------------------

                                                     Class D
                                      -----------------------------------------
                                       1998     1997    1996    1995   1994 (b)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD  $ 20.77  $20.57  $20.75  $18.77   $18.80
Income (loss) from investment opera-
 tions:
 Net investment income                   0.57    1.20    1.17    1.00     0.09
 Net realized and unrealized gain
  (loss)                                 0.25    0.18   (0.24)   2.03    (0.03)
-------------------------------------------------------------------------------
Total income from investment opera-
 tions                                   0.82    1.38    0.93    3.03     0.06
-------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                  (0.59)  (1.18)  (1.11)  (1.05)   (0.09)
-------------------------------------------------------------------------------
Total distributions to shareholders     (0.59)  (1.18)  (1.11)  (1.05)   (0.09)
-------------------------------------------------------------------------------
Net increase (decrease)                  0.23    0.20   (0.18)   1.98    (0.03)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD        $ 21.00  $20.77  $20.57  $20.75   $18.77
-------------------------------------------------------------------------------
Total return (c)                         3.97%   7.03%   4.72%  16.43%    0.37%
Ratio to average net assets of (d):
 Expenses, net of waivers and reim-
  bursements                             0.65%   0.65%   0.65%   0.65%    0.65%
 Expenses, before waivers and reim-
  bursements                             1.11%   1.21%   1.43%   1.28%    1.18%
 Net investment income, net of waiv-
  ers and reimbursements                 5.51%   6.07%   5.57%   5.41%    6.05%
 Net investment income, before waiv-
  ers and reimbursements                 5.05%   5.51%   4.79%   4.78%    5.52%
Portfolio turnover rate                 46.47%  72.61%  42.49%  80.36%   52.80%
Net assets at end of period (in
 thousands)                           $ 1,955  $1,707  $  848  $  286   $   --
-------------------------------------------------------------------------------

(a) For the period January 11, 1993 (commencement of operations) through November 30, 1993.
(b) For the period November 16, 1994 (Class D shares issue date) through November 30, 1994.
(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1998
(All amounts in thousands, except shares)
(Unaudited)


 Shares Description                                     Value
--------------------------------------------------------------
                               BALANCED PORTFOLIO
 COMMON STOCKS--53.8%
 BANKING--1.5%
  8,520 Banc One Corp.                                 $   470
  4,700 BankAmerica Corp.                                  389
                                                       -------
                                                           859
                                                       -------
 BROKERAGE AND FINANCIAL SERVICES--0.6%
 11,000 Schwab (Charles) Corp.                             363
                                                       -------
 COMMUNICATIONS--4.1%
 10,200 Ameritech Corp.                                    433
  5,500 AT&T Corp.                                         335
  6,000 Lucent Technologies, Inc.                          426
  9,000 Snyder Communications, Inc.                        363
  8,000 Tellabs, Inc.*                                     549
  5,000 WorldCom, Inc.*                                    227
                                                       -------
                                                         2,333
                                                       -------
 COMPUTERS AND OFFICE MACHINES--4.5%
  6,950 Cisco Systems, Inc.*                               526
  5,000 HBO & Co.                                          288
  6,600 Hewlett-Packard Co.                                410
  2,600 International Business Machines Corp.              305
  9,500 Microsoft Corp.                                    806
  4,000 PeopleSoft, Inc.                                   175
                                                       -------
                                                         2,510
                                                       -------
 CONSUMER PRODUCTS--3.2%
  3,500 Gillette Co.                                       410
  7,800 Procter & Gamble Co.                               655
 28,050 Staples, Inc.                                      705
                                                       -------
                                                         1,770
                                                       -------
 CREDIT INSTITUTIONS--0.8%
 14,000 MBNA Corp.                                         444
                                                       -------
 ELECTRONICS AND OTHER ELECTRICAL EQUIPMENT--4.6%
  5,500 Emerson Electric Co.                               334
 14,900 General Electric Co.                             1,242
  4,700 Intel Corp.                                        336
  5,300 Linear Technology Corp.                            371
  7,000 Solectron Corp.                                    290
                                                       -------
                                                         2,573
                                                       -------
 FOOD AND BEVERAGE--3.3%
  5,000 Coca-Cola (The) Co.                                392
 14,400 PepsiCo, Inc.                                      588
 12,700 Philip Morris Cos., Inc.                           475
  8,200 Starbucks Corp.*                                   394
                                                       -------
                                                         1,849
                                                       -------
 HEALTH SERVICES--4.6%
  6,000 Cardinal Health, Inc.                              535
 24,950 Health Management Associates, Inc., Class A*       744
 11,000 HEALTHSOUTH Corp.*                                 312
  6,200 Johnson & Johnson Co.                              428
 10,400 Medtronic, Inc.                                    578
                                                       -------
                                                         2,596
                                                       -------


 Shares Description                           Value
----------------------------------------------------
 INDUSTRIAL INSTRUMENTS--0.4%
  3,000 Becton, Dickinson & Co.              $   212
                                             -------
 INSURANCE SERVICES--2.9%
  7,100 American International Group, Inc.       879
  9,900 MBIA, Inc.                               738
                                             -------
                                               1,617
                                             -------
 MORTGAGE AGENCIES--2.4%
 14,900 Fannie Mae                               892
  9,500 Freddie Mac                              432
                                             -------
                                               1,324
                                             -------
 OIL AND GAS--5.2%
  6,000 Chevron Corp.                            479
 11,400 Exxon Corp.                              804
 12,800 Royal Dutch Petroleum Co. ADR            718
  9,600 Schlumberger Ltd. ADR                    749
  3,000 Transocean Offshore, Inc.                148
                                             -------
                                               2,898
                                             -------
 PHARMACEUTICALS--4.4%
  2,800 Bristol-Myers Squibb Co.                 301
  6,000 Elan Corp. PLC ADR*                      367
  4,900 Merck & Co., Inc.                        574
  4,900 Pfizer, Inc.                             513
 10,800 Warner-Lambert Co.                       689
                                             -------
                                               2,444
                                             -------
 PROFESSIONAL SERVICE--4.9%
 18,000 Accustaff*                               593
  9,000 Cendant Corp.*                           195
 10,400 Cintas Corp.                             475
 11,600 Computer Sciences Corp.*                 602
 10,000 Newell Co.                               482
 12,000 Paychex, Inc.                            432
                                             -------
                                               2,779
                                             -------
 RECREATION AND LEISURE SERVICES--0.8%
  6,500 Carnival Corp., Class A                  440
                                             -------
 RETAIL--5.6%
  7,800 Consolidated Stores Corp.*               298
  6,000 Fastenal                                 297
 10,650 Home Depot (The), Inc.                   837
 24,000 Walgreen Co.                             844
 15,500 Wal-Mart Stores, Inc.                    855
                                             -------
                                               3,131
----------------------------------------------------
 TOTAL COMMON STOCKS (Cost $19,127)          $30,142
----------------------------------------------------
 PREFERRED STOCK--1.7%
 AGENCY--1.7%
  1,000 Home Ownership Funding Corp.         $   976
----------------------------------------------------
 TOTAL PREFERRED STOCK (Cost $1,000)         $   976
----------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Principal
  Amount   Description                                                   Value
-------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES--6.0%
 AUTOMOTIVE--3.9%
           Chevy Chase Auto Receivables Trust, Series 1997-4, Class A
 $  864      6.250%Due 06/15/04                                          $  867
           Olympic Automobile Receivable Trust, Series 1996-D, Class
           A-4
    600      6.050Due 08/15/02                                              602
           Western Financial Grantor Trust, Series 1994-4, Class A-1
     46      7.100Due 01/01/00                                               46
           Series 1995-5, Class A-1
    258      5.875Due 03/01/02                                              258
           Western Financial Owner Trust, Series 1997-A, Class A-3
    400      6.500Due 09/20/01                                              402
                                                                         ------
                                                                          2,175
                                                                         ------
 CREDIT CARD--1.8%
           Circuit City Credit Card Master Trust, Series 1999-2, Class
           A
  1,000      8.000Due 11/15/03                                            1,030
                                                                         ------
 HOME EQUITY LOANS--0.3%
           The Money Store Trust, Series 1997-1(/1/)
    181      7.360Due 05/16/01                                              181
-------------------------------------------------------------------------------
 TOTAL ASSET-BACKED SECURITIES (Cost $3,381)                             $3,386
-------------------------------------------------------------------------------
 COLLATERALIZED MORTGAGE OBLIGATIONS--4.1%
           Donaldson, Lufkin & Jenrette
           Mortgage Acceptance Corp.,
           Series 1994-Q8, Class 2-A1
 $  222      7.250%Due 05/25/24                                          $  230
           Financial Asset Securitization, Inc.,
           Series 1997-NAMC, Class FXA-3
    900      7.350Due 04/25/27                                              905
           First Union-Lehman Brothers-Bank of America Commercial
           Mortgage Trust, Series 1998-C2, Class A2
    510      6.560Due 11/18/08                                              518
           Mortgage Capital Funding, Inc. Commercial Mortgage Backed
           Security, Series 1998-MC1, Class A2
    605      6.663Due 01/18/08                                              616
-------------------------------------------------------------------------------
 TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS (Cost $2,244)                                              $2,269
-------------------------------------------------------------------------------
 CORPORATE AND FOREIGN GOVERNMENT BONDS--10.9%
 FINANCIAL--4.5%
           Finova Capital Corp.
 $  500      6.190%Due 10/20/99                                          $  502
           Lehman Brothers Holdings, Inc.
    570      7.375Due 05/15/07, putable 05/01/00                            605

 Principal
  Amount   Description                                 Value
-------------------------------------------------------------
           Lehman Brothers Holdings, Inc.
           Medium Term Note
 $  305      6.900%Due 01/29/01                       $   311
           Lumbermens Mutual Casualty Co.
    350      9.150Due 07/01/26                            419
           Salomon, Inc. Medium Term Note
    650      6.65Due 07/15/01                             659
                                                      -------
                                                        2,496
                                                      -------
 INDUSTRIAL--1.5%
           Penney (J. C.), Inc.
    830      6.900Due 08/15/26, putable 08/15/03          866
                                                      -------
 SANITARY SERVICES--2.0%
           WMX Technologies, Inc.
    285      8.250Due 11/15/99                            293
    800      7.100Due 08/01/26, putable 08/01/03          832
                                                      -------
                                                        1,125
                                                      -------
 SOVEREIGN--1.2%
           Quebec Province, Canada Medium Term Note
    600      7.220Due 07/22/36, putable 07/22/06          684
                                                      -------
 UTILITY--1.7%
           Tenaga Nasional Berhad
  1,000      7.200Due 04/29/07, putable 04/29/02          936
-------------------------------------------------------------
 TOTAL CORPORATE AND FOREIGN GOVERNMENT  BONDS (Cost
 $5,989)                                              $ 6,107
-------------------------------------------------------------
 U.S. GOVERNMENT AGENCIES--1.7%
 FANNIE MAE REMIC TRUST--1.7%
           Series 1991-37, Class G
 $  133      8.150%Due 08/25/05                       $   133
           Series 1992-200, Class E
    361      6.250Due 06/25/17                            360
           Series 1996-M4, Class A
    464      7.750Due 03/17/17                            477
-------------------------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES (Cost $947)           $   970
-------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--13.3%
 U.S. TREASURY BOND--1.7%
 $  800      7.125%Due 02/15/23                       $   926
                                                      -------
 U.S. TREASURY NOTES--11.6%
    245      6.750Due 05/31/99                            248
    175      6.250Due 05/31/00                            177
  1,325      7.750Due 02/15/01                          1,397
    900      6.625Due 06/30/01                            926
  2,525      6.625Due 07/31/01                          2,600
    200      6.250Due 02/15/03                            205
    875      7.500Due 02/15/05                            965
                                                      -------
                                                        6,518
-------------------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Cost $7,341)                                       $ 7,444
-------------------------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1998
(All amounts in thousands, except shares)
(Unaudited)

 Principal
  Amount   Description                            Value
--------------------------------------------------------
                         BALANCED PORTFOLIO--CONTINUED
 FLOATING RATE BANK NOTES--3.5%
           Lloyds Bank PLC
 $1,100      6.188%Due 06/15/98                  $   984
           National Westminster Bank
  1,100      5.813Due 08/28/98                       954
--------------------------------------------------------
 TOTAL FLOATING RATE BANK NOTES
  (Cost $1,932)                                  $ 1,938
--------------------------------------------------------
 SHORT-TERM INVESTMENT--3.5%
           Marshall & Isley Bank, Grand Cayman
 $1,976      5.688%Due 06/01/98                  $ 1,976
--------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT (Cost $1,976)       $ 1,976
--------------------------------------------------------
 TOTAL INVESTMENTS--98.5%
  (Cost $43,937)                                 $55,208
--------------------------------------------------------
 Other assets, less liabilities--1.5%                850
--------------------------------------------------------
 NET ASSETS--100.0%                              $56,058
--------------------------------------------------------
--------------------------------------------------------

*Non-income producing security.
(/1/)At May 31, 1998, the Portfolio owned restricted securities valued at approximately $181 (0.3% of net assets), with an aggregate cost basis of $181. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers or, if not available, in accordance with procedures established by the Trustees.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares  Description                                     Value
----------------------------------------------------------------
                          DIVERSIFIED GROWTH PORTFOLIO
 COMMON STOCKS--99.2%
 BANKING--4.5%
  29,634 Banc One Corp.                                 $  1,633
  15,000 BankAmerica Corp.                                 1,240
  11,000 Citicorp                                          1,640
   8,200 Wells Fargo & Co.                                 2,964
                                                        --------
                                                           7,477
                                                        --------
 BROKERAGE SERVICES--1.0%
  48,000 Schwab (Charles) Corp.                            1,584
                                                        --------
 COMMUNICATIONS--8.1%
  48,000 Ameritech Corp.                                   2,037
  30,000 AT&T Corp.                                        1,826
  34,000 BellSouth Corp.                                   2,193
  30,000 Lucent Technologies, Inc.                         2,128
  50,000 SBC Communications, Inc.                          1,944
  30,000 Tellabs, Inc.*                                    2,061
  28,000 WorldCom Inc.*                                    1,274
                                                        --------
                                                          13,463
                                                        --------
 COMPUTERS AND OFFICE MACHINES--7.6%
  39,450 Cisco Systems, Inc.*                              2,983
  27,600 HBO & Co.                                         1,593
  14,000 International Business Machines Corp.             1,643
  63,600 Microsoft Corp.                                   5,394
  22,000 PeopleSoft, Inc.                                    961
                                                        --------
                                                          12,574
                                                        --------
 CONSUMER PRODUCTS--5.0%
  13,000 Gillette Co.                                      1,523
  39,700 Newell Co.                                        1,916
  58,000 Philip Morris Cos., Inc.                          2,168
  31,500 Procter & Gamble Co.                              2,644
                                                        --------
                                                           8,251
                                                        --------
 CREDIT INSTITUTIONS--1.1%
  58,400 MBNA Corp.                                        1,851
                                                        --------
 ELECTRONICS AND OTHER ELECTRICAL EQUIPMENT--7.8%
  25,000 Emerson Electric Co.                              1,519
  71,000 General Electric Co.                              5,920
  22,800 Intel Corp.                                       1,629
  32,900 Linear Technology Corp.                           2,301
  40,000 Solectron Corp.                                   1,655
                                                        --------
                                                          13,024
                                                        --------
 FOOD AND BEVERAGES--3.5%
  28,000 Coca-Cola (The) Co.                               2,195
  40,800 PepsiCo, Inc.                                     1,665
  42,000 Starbucks Corp.*                                  2,016
                                                        --------
                                                           5,876
                                                        --------
 HEALTH SERVICES--6.2%
  24,000 Cardinal Health, Inc.                             2,139
 122,500 Health Management Associates, Inc., Class A*      3,652
  86,000 HEALTHSOUTH Corp.*                                2,440
  30,000 Johnson & Johnson Co.                             2,072
                                                        --------
                                                          10,303
                                                        --------


 Shares  Description                           Value
------------------------------------------------------
 INDUSTRIAL INSTRUMENTS--1.6%
  17,000 Becton, Dickinson & Co.              $  1,203
  24,600 Hewlett-Packard Co.                     1,528
                                              --------
                                                 2,731
                                              --------
 INSURANCE SERVICES--5.3%
  10,000 Allstate Corp.                            941
  35,850 American International Group, Inc.      4,439
  46,800 MBIA, Inc.                              3,489
                                              --------
                                                 8,869
                                              --------
 MEDICAL PRODUCTS AND EQUIPMENT--2.1%
  31,000 Elan Corp. PLC ADR*                     1,897
  28,000 Medtronic, Inc.                         1,557
                                              --------
                                                 3,454
                                              --------
 MORTGAGE AGENCIES--3.5%
  65,700 Fannie Mae                              3,934
  42,000 Freddie Mac                             1,911
                                              --------
                                                 5,845
                                              --------
 OIL AND GAS--11.3%
  32,000 Chevron Corp.                           2,556
  60,800 Exxon Corp.                             4,286
  54,700 Mobil Corp.                             4,267
  54,800 Royal Dutch Petroleum Co. ADR           3,072
  48,800 Schlumberger Ltd. ADR                   3,809
  15,000 Transocean Offshore, Inc.                 740
                                              --------
                                                18,730
                                              --------
 PHARMACEUTICALS--6.6%
  19,000 Bristol-Myers Squibb Co.                2,042
  24,000 Lilly (Eli) & Co.                       1,475
  24,400 Merck & Co., Inc.                       2,856
  27,000 Pfizer, Inc.                            2,830
   8,000 Schering-Plough Corp.                     670
  18,000 Warner-Lambert Co.                      1,149
                                              --------
                                                11,022
                                              --------
 PROFESSIONAL SERVICES--8.3%
  75,000 Accustaff, Inc.*                        2,470
  50,000 Cendant Corp.*                          1,084
  50,400 Cintas Corp.                            2,303
  44,800 Computer Sciences Corp.*                2,327
  90,000 Paychex, Inc.                           3,240
  60,000 Snyder Communications, Inc.             2,419
                                              --------
                                                13,843
                                              --------
 RECREATION AND LEISURE SERVICES--3.1%
  49,900 Carnival Corp., Class A                 3,381
  16,000 Disney (The Walt) Co.                   1,810
                                              --------
                                                 5,191
                                              --------
 RETAIL--12.6%
  42,000 Consolidated Stores Corp.*              1,604
  30,000 Fastenal Co.                            1,485
  57,050 Home Depot (The), Inc.                  4,482

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1998
(All amounts in thousands, except shares)
(Unaudited)

  Shares/
 Principal
  Amount   Description                            Value
-----------------------------------------------------------
                    DIVERSIFIED GROWTH PORTFOLIO--CONTINUED
  46,000   Kohl's Corp.*                         $  2,188
 143,775   Staples, Inc.*                           3,612
  72,700   Wal-Mart Stores, Inc.                    4,012
 100,000   Walgreen Co.                             3,519
                                                 --------
                                                   20,902
-----------------------------------------------------------
 TOTAL COMMON STOCKS (Cost $101,203)             $164,990
-----------------------------------------------------------
 U.S. GOVERNMENT OBLIGATION--0.1%
    $230   U.S. Treasury Bill
           5.030% Due 06/25/98                       $228
-----------------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGATION (Cost $228)        $228
-----------------------------------------------------------
 SHORT-TERM INVESTMENT--0.2%
    $253   Marshall & Isley Bank, Grand Cayman
           5.688% Due 06/01/98                       $253
-----------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT (Cost $253)             $253
-----------------------------------------------------------
 TOTAL INVESTMENTS--99.5%
  (Cost $101,684)                                $165,471
-----------------------------------------------------------
 Other assets, less liabilities--0.5%                 770
-----------------------------------------------------------
 NET ASSETS--100.0%                              $166,241
-----------------------------------------------------------

--------------------------------------------------------------------------------
*Non-income producing security.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                            Value
-------------------------------------------------------
                             EQUITY INDEX PORTFOLIO
 COMMON STOCKS--98.4%
 AGRICULTURE--0.1%
  34,400 Pioneer Hi-Bred International, Inc.   $  1,309
                                               --------
 APPAREL--0.1%
   9,400 Liz Claiborne, Inc.                        476
  17,200 VF Corp.                                   915
                                               --------
                                                  1,391
                                               --------
 BANKING--8.1%
  15,400 Ahmanson (H. F.) & Co.                   1,174
  90,853 Banc One Corp.                           5,008
  53,000 Bank of New York Co., Inc.               3,240
  97,552 BankAmerica Corp.                        8,066
  20,400 BankBoston Corp.                         2,150
  13,800 Bankers Trust New York Corp.             1,704
  20,100 BB&T Corp.                               1,330
  59,246 Chase Manhattan Corp.                    8,054
  64,300 Citicorp                                 9,589
  22,200 Comerica, Inc.                           1,460
  32,775 Fifth Third Bancorp                      1,614
  40,907 First Chicago NBD Corp.                  3,577
 136,056 First Union Corp.                        7,526
   8,000 Golden West Financial Corp.                864
  26,900 Huntington Bancshares, Inc.                881
  61,800 KeyCorp                                  2,345
  35,800 Mellon Bank Corp.                        2,414
  18,400 Mercantile Bancorporation                  941
  25,000 Morgan (J. P.) & Co., Inc.               3,105
 132,260 National City Corp.                     10,019
   6,000 NationsBank Corp.                          306
 106,200 Norwest Corp.                            4,129
  42,900 PNC Bank Corp.                           2,477
   7,700 Republic New York Corp.                    989
  22,600 State Street Corp.                       1,558
  24,800 Summit Bancorp                           1,243
  29,700 SunTrust Banks, Inc.                     2,346
 103,617 U.S. Bancorp                             4,054
  29,000 Wachovia Corp.                           2,322
  12,166 Wells Fargo & Co.                        4,398
                                               --------
                                                 98,883
                                               --------
 BITUMINOUS COAL AND LIGNITE SURFACE MINING--
  0.1%
  39,718 Houston Industries, Inc.                 1,137
   1,100 NACCO Industries, Inc.                     161
                                               --------
                                                  1,298
                                               --------
 BROKERAGE AND FINANCIAL SERVICES--2.6%
  65,400 American Express Co.                     6,711
  48,707 Associates First Capital Corp.           3,644
  38,301 Fleet Financial Group, Inc.              3,141
  35,600 Franklin Resources, Inc.                 1,740
  19,200 Green Tree Financial Corp.                 772
  14,300 Lehman Brothers, Inc.*                   1,014
  46,900 Merrill Lynch & Co., Inc.                4,198

 Shares  Description                                    Value
-------------------------------------------------------------------
  83,349 Morgan Stanley, Dean Witter, Discover & Co.   $  6,506
  37,350 Schwab (Charles) Corp.                           1,233
  36,900 Synovus Financial Corp.                            828
  36,190 Washington Mutual, Inc.                          2,556
                                                       --------
                                                         32,343
                                                       --------
 CHEMICALS AND ALLIED PRODUCTS--11.2%
 107,600 Abbott Laboratories                              7,983
  16,600 Air Products and Chemicals, Inc.                 1,444
   9,200 Allergan, Inc.                                     386
 182,800 American Home Products Corp.                     8,831
  37,000 Amgen, Inc.*                                     2,238
  39,400 Baxter International, Inc.                       2,253
 139,900 Bristol-Myers Squibb Co.                        15,039
  14,500 Clorox Co.                                       1,211
  41,600 Colgate-Palmolive Co.                            3,619
  31,900 Dow Chemical Co.                                 3,090
 159,200 du Pont (E. I.) de Nemours & Co.                12,258
  11,075 Eastman Chemical Co.                               742
  18,200 Ecolab, Inc.                                       562
   4,900 FMC Corp.*                                         375
  10,100 Goodrich (B. F.) Co.                               518
   8,400 Great Lakes Chemical Corp.                         336
  13,600 Hercules, Inc.                                     599
  15,400 International Flavors & Fragrances, Inc.           739
 155,996 Lilly (Eli) & Co.                                9,584
 168,600 Merck & Co., Inc.                               19,737
  18,300 Morton International, Inc.                         557
   9,400 Nalco Chemical Co.                                 353
   2,100 Octel Corp.*                                        46
 181,900 Pfizer, Inc.                                    19,065
  71,420 Pharmacia & Upjohn, Inc.                         3,156
  25,100 PPG Industries, Inc.                             1,829
  22,200 Praxair, Inc.                                    1,095
   8,600 Rohm & Haas Co.                                    945
 103,000 Schering-Plough Corp.                            8,620
  24,300 Sherwin-Williams Co.                               808
  14,100 Sigma-Aldrich Corp.                                515
  17,300 Union Carbide Corp.                                864
  10,400 W.R. Grace & Co.*                                  193
 114,900 Warner-Lambert Co.                               7,332
                                                       --------
                                                        136,922
                                                       --------
 COMMUNICATIONS--9.3%
  79,400 AirTouch Communications, Inc.*                   3,781
  25,900 Alltel Corp.                                     1,021
 154,000 Ameritech Corp.                                  6,535
 228,500 AT&T Corp.                                      13,910
 109,280 Bell Atlantic Corp.                             10,013
 139,500 BellSouth Corp.                                  8,998
 100,100 CBS Corp.*                                       3,178
  17,400 Clear Channel Communications, Inc.*              1,668
  49,100 Comcast Corp., Class A                           1,683
  23,100 Frontier Corp.                                     703
  20,800 General Instrument Corp.*                          495

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1998
(All amounts in thousands, except shares)
(Unaudited)

 Shares  Description                              Value
---------------------------------------------------------
                       EQUITY INDEX PORTFOLIO--CONTINUED
 134,700 GTE Corp.                               $  7,855
  29,700 HBO & Co.                                  1,714
 183,028 Lucent Technologies, Inc.                 12,984
  10,300 Mallinckrodt, Inc.                           317
  98,000 MCI Communications Corp.                   5,240
  37,000 Nextel Communications, Inc.*                 872
  13,400 Providian Corp.                              853
 257,912 SBC Communications, Inc.                  10,026
  60,500 Sprint Corp.                               4,341
  25,500 Tellabs, Inc.*                             1,752
  68,000 US West Communications Group               3,451
  85,400 US West Media Group*                       3,165
  49,700 Viacom, Inc., Class B*                     2,734
 142,500 WorldCom, Inc.*                            6,484
                                                 --------
                                                  113,773
                                                 --------
 COMPUTERS AND OFFICE MACHINES--6.8%
   9,700 Adobe Systems, Inc.                          387
  18,700 Apple Computer, Inc.*                        498
  30,900 Bay Networks, Inc.*                          856
  22,300 Cabletron Systems, Inc.*                     287
  10,200 Ceridian Corp.*                              551
 143,150 Cisco Systems, Inc.*                      10,826
 212,990 Compaq Computer Corp.                      5,817
   6,900 Data General Corp.*                          105
  91,800 Dell Computer Corp.*                       7,565
  20,600 Digital Equipment Corp.*                   1,130
  69,800 EMC Corp.*                                 2,892
  21,800 Gateway 2000, Inc.*                          982
 136,800 International Business Machines Corp.     16,057
 342,500 Microsoft Corp.*                          29,048
  36,100 Parametric Technology Co.*                 1,107
  40,700 Pitney Bowes, Inc.                         1,913
  34,100 Seagate Technology, Inc.*                    789
  26,400 Silicon Graphics, Inc.*                      317
  14,500 Tandy Corp.                                  642
  49,900 3Com Corp.*                                1,266
  35,100 Unisys Corp.*                                860
                                                 --------
                                                   83,895
                                                 --------
 CONSTRUCTION--0.2%
  31,300 Dover Corp.                                1,174
  24,700 Dresser Industries, Inc.                   1,150
                                                 --------
                                                    2,324
                                                 --------
 CONSUMER PRODUCTS--4.7%
  18,600 Avon Products, Inc.                        1,522
  24,100 Fortune Brands, Inc.                         926
  78,800 Gillette Co.                               9,229
 189,200 Johnson & Johnson                         13,067
  78,184 Kimberly-Clark Corp.                       3,875
 341,000 Philip Morris Cos., Inc.                  12,745
 188,800 Procter & Gamble Co.                      15,847
                                                 --------
                                                   57,211
                                                 --------

 Shares  Description                            Value
-------------------------------------------------------
 CREDIT INSTITUTIONS--0.6%
   7,500 Beneficial Corp.                      $  1,005
  15,300 Countrywide Credit Industries, Inc.        708
  15,100 Household International, Inc.            2,043
  70,487 MBNA Corp.                               2,234
  16,100 MGIC Investment Corp.                      965
                                               --------
                                                  6,955
                                               --------
 ELECTRONICS AND ELECTRICAL EQUIPMENT--7.0%
  19,900 Advanced Micro Devices, Inc.*              388
  30,956 AMP, Inc.                                1,176
  12,430 Andrew Corp.*                              273
  51,500 Applied Materials, Inc.*                 1,648
  17,000 Cooper Industries, Inc.                  1,094
  16,600 DSC Communications Corp.*                  284
  62,400 Emerson Electric Co.                     3,791
 460,400 General Electric Co.                    38,386
  11,200 Harris Corp.                               540
 230,100 Intel Corp.                             16,438
  11,800 Kla-Tencor Corp.*                          400
  19,900 LSI Logic Corp.*                           424
  13,400 Maytag Corp.                               676
  29,800 Micron Technology, Inc.*                   702
  84,000 Motorola, Inc.                           4,447
  46,200 National Semiconductor Corp.*            3,130
  23,100 National Service Industries, Inc.          375
  73,200 Northern Telecom Ltd.                    4,685
  11,900 Raychem Corp.                              448
  11,100 Scientific-Atlanta, Inc.                   245
  71,300 Tele-Communications, Inc.*               2,446
  54,900 Texas Instruments, Inc.                  2,820
   7,700 Thomas & Betts Corp.                       411
  10,600 Whirlpool Corp.                            724
                                               --------
                                                 85,951
                                               --------
 FOOD AND BEVERAGES--6.7%
  68,900 Anheuser-Busch Cos., Inc.                3,165
  80,429 Archer-Daniels-Midland Co.               1,518
  40,500 Bestfoods                                2,286
   9,700 Brown-Forman Corp., Class B                559
  64,200 Campbell Soup Co.                        3,499
 347,900 Coca-Cola (The) Co.                     27,267
  66,900 ConAgra, Inc.                            1,957
   5,100 Coors (Adolph) Co., Class B                191
  22,300 General Mills, Inc.                      1,522
  51,400 Heinz (H. J.) Co.                        2,727
  20,100 Hershey Foods Corp.                      1,392
  57,800 Kellogg Co.                              2,388
  96,900 McDonalds Corp.                          6,359
 213,400 PepsiCo, Inc.                            8,709
  19,500 Quaker Oats Co.                          1,125
  15,100 Ralston-Ralston Purina Group             1,681
  66,600 Sara Lee Corp.                           3,921
  50,100 Seagram (The) Co. Ltd.                   2,201
  21,330 Tricon Global Restaurants*                 663
  90,100 Unilever N.V.                            7,112
  25,900 UST, Inc.                                  690
  16,300 Wrigley (Wm.) Jr. Co.                    1,569
                                               --------
                                                 82,501
                                               --------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                           Value
------------------------------------------------------
 FURNITURE--0.1%
  23,200 Masco Corp.                          $  1,305
                                              --------
 GENERAL BUILDING CONTRACTORS--0.2%
   8,300 Centex Corp.                              297
  17,900 Honeywell, Inc.                         1,502
   5,400 Kaufman & Broad Home Corp.                139
                                              --------
                                                 1,938
                                              --------
 GLASS, CLAY AND STONE PRODUCTS--0.2%
  32,500 Corning, Inc.                           1,282
  22,400 Newell Co.                              1,081
                                              --------
                                                 2,363
                                              --------
 HEALTH SERVICES--1.2%
  12,000 ALZA Corp.*                               580
  15,400 Cardinal Health, Inc.                   1,373
  91,095 Columbia/HCA Healthcare Corp.           2,978
  21,200 Guidant Corp.                           1,366
  55,400 HEALTHSOUTH Corp.*                      1,572
  23,000 Humana, Inc.*                             714
   8,950 Manor Care, Inc.                          282
  65,900 Medtronic, Inc.                         3,666
  11,800 St. Jude Medical, Inc.*                   422
  43,100 Tenet Healthcare Corp.*                 1,509
                                              --------
                                                14,462
                                              --------
 HEAVY CONSTRUCTION--0.2%
  11,800 Fluor Corp.                               563
   5,600 Foster Wheeler Corp.                      142
  36,900 Halliburton Co.                         1,748
                                              --------
                                                 2,453
                                              --------
 INDUSTRIAL INSTRUMENTS--2.1%
   8,000 Bard (C. R.), Inc.                        277
   7,800 Bausch & Lomb, Inc.                       388
  17,200 Becton, Dickinson & Co.                 1,217
  15,700 Biomet, Inc.                              453
  27,400 Boston Scientific Corp.*                1,747
  45,700 Eastman Kodak Co.                       3,262
 146,300 Hewlett-Packard Co.                     9,089
  11,800 Johnson Controls, Inc.                    702
   6,100 Millipore Corp.                           204
   6,800 Perkin-Elmer Corp.                        466
   6,300 Polaroid Corp.                            256
  47,700 Raytheon Co.                            2,609
   7,000 Tektronix, Inc.                           268
  10,600 United States Surgical Corp.              421
  45,800 Xerox Corp., Inc.                       4,706
                                              --------
                                                26,065
                                              --------
 INSURANCE SERVICES--4.9%
  20,857 Aetna, Inc.                             1,631
  60,365 Allstate Corp.*                         5,682
  35,670 American General Corp.                  2,394
  98,712 American International Group, Inc.     12,222
  23,600 Aon Corp.                               1,512
  23,900 Chubb Corp.                             1,902

  Shares  Description                                Value
-----------------------------------------------------------
   31,200 CIGNA Corp.                               $ 2,137
   23,100 Cincinnati Financial Corp.                    970
   26,500 Conseco, Inc.                               1,236
   11,000 General Re Corp.                            2,419
   16,600 Hartford Financial Services Group, Inc.     1,827
   14,937 Jefferson-Pilot Corp.                         855
   14,400 Lincoln National Corp.                      1,294
   16,200 Loews Corp.                                 1,470
   23,900 Marsh & McLennan Cos., Inc.                 2,093
   13,800 MBIA, Inc.                                  1,029
   10,200 Progressive Corp.                           1,406
   19,900 SAFECO Corp.                                  925
   32,544 St. Paul Cos., Inc.                         1,444
   27,500 SunAmerica, Inc.                            1,337
   19,700 Torchmark Corp.                               845
    8,800 Transamerica Corp.                          1,012
  161,337 Travelers Group, Inc.                       9,842
   26,500 United Healthcare Corp.                     1,696
   19,500 UNUM Corp.                                  1,083
                                                    -------
                                                     60,263
                                                    -------
 JEWELRY AND PRECIOUS METALS--0.0%
    5,500 Jostens, Inc.                                 139
                                                    -------
 LUMBER AND WOOD PRODUCTS--0.0%
   15,400 Louisiana-Pacific Corp.                       307
                                                    -------
 MACHINERY--1.3%
   23,800 Baker Hughes, Inc.                            857
   13,400 Black & Decker Corp.                          782
    3,400 Briggs & Stratton Corp.                       154
   14,000 Brunswick Corp.                               440
   10,600 Case Corp.                                    613
   52,400 Caterpillar, Inc.                           2,879
    5,500 Cincinnati Milacron, Inc.                     165
    5,300 Cummins Engine Co., Inc.                      276
   35,100 Deere & Co.                                 1,821
    6,100 General Signal Corp.                          251
    6,600 Harnischfeger Industries, Inc.                208
   23,250 Ingersoll-Rand Co.                          1,048
   23,900 Tenneco, Inc.                                 995
   22,400 Thermo Electron Corp.*                        787
    8,900 Timken (The) Co.                              335
   80,500 Tyco International Ltd.                     4,458
                                                    -------
                                                     16,069
                                                    -------
 MANUFACTURING--0.2%
    3,900 Aeroquip-Vickers, Inc.                        241
    8,000 Alberto-Culver Co., Class B                   238
   16,700 ITT Industries, Inc.                          616
    3,000 Pulte Corp.                                   160
   11,606 Sealed Air Corp.*                             621
                                                    -------
                                                      1,876
                                                    -------
 MERCHANDISE GENERAL--0.1%
    8,600 Snap-On, Inc.                                 377
   12,600 Stanley Works (The)                           599
                                                    -------
                                                        976
                                                    -------
 METAL MINING--0.3%
   52,400 Barrick Gold Corp.                          1,009
   31,800 Battle Mountain Gold Co.                      169
   13,150 Cyprus Amax Minerals Co.                      209

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1998
(All amounts in thousands, except shares)
(Unaudited)

 Shares  Description                                       Value
-------------------------------------------------------------------
                       EQUITY INDEX PORTFOLIO--CONTINUED
  27,200 Freeport-McMoRan Copper & Gold, Inc., Class B   $      456
  29,700 Homestake Mining Co.                                   323
  23,500 Inco, Ltd.                                             338
  21,997 Newmont Mining Corp.                                   549
  34,800 Placer Dome, Inc.                                      433
                                                         ----------
                                                              3,486
                                                         ----------
 METAL PRODUCTS--0.2%
  27,527 Allegheny Teledyne, Inc.                               640
   4,200 Ball Corp.                                             166
   6,500 Crane Co.                                              342
   8,500 McDermott International, Inc.                          325
  15,625 Parker-Hannifin Corp.                                  642
                                                         ----------
                                                              2,115
                                                         ----------
 MORTGAGE AGENCIES--1.1%
 149,200 Fannie Mae                                           8,933
  97,800 Freddie Mac                                          4,450
                                                         ----------
                                                             13,383
                                                         ----------
 NATURAL GAS--0.7%
  13,400 Apache Corp.                                           458
  14,900 Coastal Corp.                                        1,050
   7,800 Columbia Gas System, Inc.                              658
  13,400 Consolidated Natural Gas Co.                           758
   2,800 Eastern Enterprises                                    112
  46,200 Enron Corp.                                          2,316
   6,700 NICOR, Inc.                                            259
   4,300 ONEOK, Inc.                                            168
  11,700 Pacific Enterprises                                    445
   4,900 Peoples Energy Corp.                                   181
  15,500 Sonat, Inc.                                            607
  57,800 Williams (The) Cos., Inc.                            1,875
                                                         ----------
                                                              8,887
                                                         ----------
 OFFICE EQUIPMENT--0.0%
  18,900 Ikon Office Solutions, Inc.                            400
                                                         ----------
 OIL AND GAS--4.8%
   8,400 Anadarko Petroleum Corp.                               554
  24,852 Burlington Resources, Inc.                           1,047
  92,400 Chevron Corp.                                        7,380
 346,900 Exxon Corp.                                         24,456
   7,100 Helmerich & Payne, Inc.                                179
  47,700 Occidental Petroleum Corp.                           1,318
  14,900 Oryx Energy Co.*                                       347
  12,200 Rowan Cos., Inc.*                                      312
 301,600 Royal Dutch Petroleum Co.                           16,908
  70,000 Schlumberger Ltd.                                    5,464
  35,676 Union Pacific Resources Group, Inc.                    722
   7,700 Western Atlas, Inc.*                                   667
                                                         ----------
                                                             59,354
                                                         ----------

 Shares  Description                              Value
----------------------------------------------------------
 PACKAGING AND CONTAINER PRODUCTS--0.2%
  18,100 Crown Cork & Seal Co., Inc.            $      939
  21,700 Owens-Illinois, Inc.*                         975
                                                ----------
                                                     1,914
                                                ----------
 PAPER PRODUCTS--1.2%
  14,400 Avery Dennison Corp.                          746
   7,500 Bemis Co., Inc.                               316
   7,900 Boise Cascade Co.                             264
  13,500 Champion International Corp.                  648
  29,400 Fort James Corp.                            1,406
  13,000 Georgia-Pacific Corp.                         834
  42,535 International Paper Co.                     1,957
  14,800 Mead Corp.                                    461
  57,500 Minnesota Mining & Manufacturing Co.        5,326
  14,004 Stone Container Corp.*                        249
   8,000 Temple-Inland, Inc.                           470
   9,800 Union Camp Corp.                              536
  14,350 Westvaco Corp.                                409
  28,100 Weyerhaeuser Co.                            1,428
                                                ----------
                                                    15,050
                                                ----------
 PERSONAL SERVICES--0.6%
  14,800 Block (H&R), Inc.                             651
 114,011 Cendant Corp.*                              2,473
  35,200 Hilton Hotels Corp.                         1,107
  35,900 Marriott International, Inc.                1,248
  35,400 Service Corp. International                 1,447
  15,600 Willamette Industries, Inc.                   535
                                                ----------
                                                     7,461
                                                ----------
 PETROLEUM--2.4%
  12,900 Amerada Hess Corp.                            697
 137,000 Amoco Corp.                                 5,728
  10,600 Ashland, Inc.                                 528
  45,100 Atlantic Richfield Co.                      3,557
   6,700 Kerr-McGee Corp.                              424
 110,300 Mobil Corp.                                 8,603
   6,700 Pennzoil Co.                                  387
  37,000 Phillips Petroleum Co.                      1,852
  10,100 Sun Co., Inc.                                 429
  77,100 Texaco, Inc.                                4,453
  34,700 Unocal Corp.                                1,236
  40,600 USX--Marathon Group                         1,421
                                                ----------
                                                    29,315
                                                ----------
 PRINTING AND PUBLISHING--1.4%
  10,200 American Greetings Corp.                      484
  11,400 Deluxe Corp.                                  383
  20,500 Donnelley (RR) & Sons Co.                     923
  13,500 Dow Jones & Co., Inc.                         650
  39,900 Gannett Co., Inc.                           2,631
  11,200 Knight-Ridder, Inc.                           639
  13,900 McGraw Hill Cos., Inc.                      1,087
   7,400 Meredith Corp.                                294
  12,200 Moore Corp. Ltd.                              177

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                                  Value
--------------------------------------------------------------
  13,500 New York Times Co., Class A                $      952
  81,400 Time Warner, Inc.                               6,334
  12,400 Times Mirror Co., Class A                         794
  17,300 Tribune Co.                                     1,157
                                                    ----------
                                                        16,505
                                                    ----------
 PROFESSIONAL SERVICES--1.6%
   6,600 Autodesk, Inc.                                    280
  42,000 Automatic Data Processing, Inc.                 2,672
  76,825 Computer Associates International, Inc.         4,033
  21,900 Computer Sciences Corp.*                        1,137
  21,100 Equifax, Inc.                                     768
  60,200 First Data Corp.                                2,002
  17,700 Interpublic Group of Cos., Inc.                 1,050
  49,400 Novell, Inc.*                                     519
  22,800 Omnicom                                         1,067
 138,400 Oracle Corp.*                                   3,270
  10,800 Ryder System, Inc.                                368
   3,500 Shared Medical Systems Corp.                      255
  53,100 Sun Microsystems, Inc.*                         2,127
                                                    ----------
                                                        19,548
                                                    ----------
 RECREATION AND LEISURE SERVICES--1.1%
  95,000 Disney (The Walt) Co.                          10,747
  10,000 Harcourt General, Inc.                            545
  14,200 Harrah's Entertainment, Inc.*                     355
  10,400 King World Productions, Inc.*                     265
  40,845 Mattel, Inc.                                    1,547
  25,200 Mirage Resorts, Inc.*                             524
                                                    ----------
                                                        13,983
                                                    ----------
 RESEARCH AND CONSULTING SERVICES--0.2%
  22,800 Cognizant Corp.                                 1,214
  23,900 Dun & Bradstreet (The) Corp.                      807
   6,400 EG&G, Inc.                                        202
                                                    ----------
                                                         2,223
                                                    ----------
 RETAIL--5.6%
  34,500 Albertson's, Inc.                               1,598
  38,400 American Stores Co.                               957
  21,400 Autozone, Inc.*                                   711
  13,900 Circuit City Stores, Inc.                         589
  15,200 Consolidated Stores Corp.*                        580
  30,103 Costco Companies, Inc.*                         1,742
  26,900 CVS Corp.                                       1,888
  20,900 Darden Restaurants, Inc.                          323
  61,500 Dayton-Hudson Corp.                             2,852
  15,600 Dillard Department Stores, Inc., Class A          656
  29,500 Federated Department Stores, Inc.*              1,528
  55,700 Gap, Inc.                                       3,008
   8,400 Giant Food, Inc., Class A                         361
   5,300 Great Atlantic & Pacific Tea Co., Inc.            170
  18,775 Hasbro, Inc.                                      718
 102,950 Home Depot (The), Inc.                          8,088
  68,600 Kmart Corp.*                                    1,329
  35,900 Kroger Co.*                                     1,541

 Shares  Description                          Value
------------------------------------------------------
  31,700 Limited, Inc. (The)                $    1,054
   5,300 Longs Drug Stores, Inc.                   161
  24,600 Lowe's Cos., Inc.                       1,948
  32,500 May Department Stores Co.               2,090
   5,200 Mercantile Stores Co., Inc.               409
  40,900 Nike, Inc., Class B                     1,881
  10,900 Nordstrom, Inc.                           785
  35,200 Penney (J.C.) Co., Inc.                 2,528
   8,900 Pep Boys-Manny, Moe & Jack                198
   7,800 Reebok International Ltd.*                224
  36,300 Rite Aid Corp.                          1,300
  55,100 Sears, Roebuck & Co.                    3,406
   8,500 SUPERVALU, Inc.                           356
  22,700 TJX Cos., Inc.                          1,061
  39,900 Toys "R" Us, Inc.*                      1,057
 315,900 Wal-Mart Stores, Inc.                  17,434
  69,700 Walgreen Co.                            2,453
  18,600 Wendy's International, Inc.               459
  20,900 Winn-Dixie Stores, Inc.                   850
  19,000 Woolworth Corp.*                          375
                                            ----------
                                                68,668
                                            ----------
 RUBBER AND PLASTICS--0.7%
   5,700 Armstrong World Industries, Inc.          479
  10,900 Cooper Tire & Rubber Co.                  258
  22,000 Goodyear Tire & Rubber Co.              1,581
  83,400 Monsanto Co.                            4,618
  21,100 Rubbermaid, Inc.                          688
   8,600 Tupperware Corp.                          232
                                            ----------
                                                 7,856
                                            ----------
 SANITARY SERVICES--0.3%
  27,300 Browning-Ferris Industries, Inc.          971
  46,200 Laidlaw, Inc.                             572
  63,980 Waste Management, Inc.                  2,079
                                            ----------
                                                 3,622
                                            ----------
 SERVICE INDUSTRY MACHINERY--0.0%
  17,566 Pall Corp.                                348
                                            ----------
 STEEL PRODUCTS--0.5%
  32,000 Alcan Aluminum Ltd.                       912
  24,300 Aluminum Co. of America                 1,686
  14,600 Armco, Inc.*                               79
   5,600 ASARCO, Inc.                              127
  15,900 Bethlehem Steel Corp.*                    195
  20,287 Engelhard Corp.                           422
   6,900 Inland Steel Industries, Inc.             198
  12,400 Nucor Corp.                               639
   7,500 Owens Corning                             281
   8,300 Phelps Dodge Corp.                        506
  10,400 Reynolds Metals Co.                       603
  12,100 USX--U.S. Steel Group                     434
  13,375 Worthington Industries, Inc.              236
                                            ----------
                                                 6,318
                                            ----------

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1998
(All amounts in thousands, except shares)
(Unaudited)


 Shares  Description                                   Value
--------------------------------------------------------------
                       EQUITY INDEX PORTFOLIO--CONTINUED
 TEXTILES--0.1%
  10,300 Fruit of the Loom, Inc., Class A*           $     370
   5,000 Russell Corp.                                     136
   2,800 Springs Industries, Inc., Class A                 157
                                                     ---------
                                                           663
                                                     ---------
 TRANSPORTATION PARTS AND EQUIPMENT--4.0%
  79,400 AlliedSignal, Inc.                              3,394
 140,600 Boeing Co.                                      6,696
  91,200 Chrysler Corp.                                  5,073
  14,800 Dana Corp.                                        771
  10,100 Eaton Corp.                                       907
   8,900 Echlin, Inc.                                      423
   5,100 Fleetwood Enterprises, Inc.                       204
 168,800 Ford Motor Co.                                  8,757
  17,700 General Dynamics Corp.                            787
  99,500 General Motors Corp.                            7,158
  35,100 Illinois Tool Works, Inc.                       2,317
  27,354 Lockheed Martin Corp.                           3,070
  10,220 Navistar International Corp.*                     309
   9,400 Northrop Grumman Corp.                          1,008
  10,920 PACCAR, Inc.                                      603
  28,300 Rockwell International Corp.                    1,557
  23,100 Textron, Inc.                                   1,714
  17,300 TRW, Inc.                                         927
  32,800 United Technologies Corp.                       3,083
                                                     ---------
                                                        48,758
                                                     ---------
 TRANSPORTATION SERVICES--1.1%
  12,800 AMR Corp.*                                      1,970
  21,965 Burlington Northern Santa Fe Corp.              2,186
  30,700 CSX Corp.                                       1,462
  10,500 Delta Air Lines, Inc.                           1,208
  20,660 Federal Express Corp.*                          1,325
  53,000 Norfolk Southern Corp.                          1,660
  31,050 Southwest Airlines Co.                            829
  34,800 Union Pacific Corp.                             1,683
  12,800 US Airways Group, Inc.*                           896
                                                     ---------
                                                        13,219
                                                     ---------
 UTILITIES--2.3%
  19,300 Ameren Corp.                                      755
  26,700 American Electric Power Co.                     1,211
  20,800 Baltimore Gas & Electric Co.                      633
  21,100 Carolina Power & Light Co.                        865
  29,900 Central & South West Corp.                        790
  22,210 Cinergy Corp.                                     718
  33,100 Consolidated Edison Co. of New York, Inc.       1,417
  27,200 Dominion Resources, Inc.                        1,080
  20,400 DTE Energy Co.                                    807
  50,643 Duke Energy Co.                                 2,918
  53,700 Edison International                            1,584
  34,300 Entergy Corp.                                     903

  Shares/
 Principal
  Amount   Description                               Value
-------------------------------------------------------------------------------------
  32,400   FirstEnergy Corp.*                      $      962
  25,600   FPL Group, Inc.                              1,573
  17,800   GPU, Inc.                                      685
  20,300   Niagara Mohawk Power Corp.*                    251
  10,500   Northern States Power Co.                      597
  53,600   Pacific Gas & Electric Co.                   1,688
  41,700   PacifiCorp                                     962
  31,300   Peco Energy Co.                                884
  23,300   PP&L Resources, Inc.                           516
  32,600   Public Service Enterprise Group, Inc.        1,078
  97,100   Southern Co.                                 2,579
  34,712   Texas Utilities Co.                          1,371
  30,500   Unicom Corp.                                 1,048
                                                   ----------
                                                       27,875
                                                   ----------
 WHOLESALE--0.2%
  25,175   Genuine Parts Co.                              854
   7,000   Grainger (W.W.), Inc.*                         739
   4,100   Potlatch Corp.                                 180
  47,800   Sysco Corp.                                  1,114
                                                   ----------
                                                        2,887
-------------------------------------------------------------------------------------
 TOTAL COMMON STOCKS
  (Cost $761,511)                                  $1,206,810
-------------------------------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATION--0.1%
           U.S. Treasury Bill #
 $ 1,015   5.044%Due 06/25/98                      $    1,005
-------------------------------------------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGATION
  (Cost $1,005)                                    $    1,005
-------------------------------------------------------------------------------------
 SHORT-TERM INVESTMENT--1.4%
           Marshall & Isley Bank, Grand Cayman
 $16,802   5.688%Due 06/01/98                      $   16,802
-------------------------------------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT
  (Cost $16,802)                                   $   16,802
-------------------------------------------------------------------------------------
 TOTAL INVESTMENTS--99.9%
  (Cost $779,318)                                  $1,224,617
-------------------------------------------------------------------------------------
 Other assets, less liabilities--0.1%                   1,675
-------------------------------------------------------------------------------------
 NET ASSETS--100.0%                                $1,226,292
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

            Number of       Contract       Contract        Contract        Unrealized
 Type       Contracts        Amount        Position       Expiration          Loss
-------------------------------------------------------------------------------------
S&P 500        64           $17,453          Long          06/19/98          $(497)
-------------------------------------------------------------------------------------

OPEN FUTURES CONTRACTS:

*Non-income producing security.

#Securities pledged to cover margin requirements for open futures contracts.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                              Value
---------------------------------------------------------
                            FOCUSED GROWTH PORTFOLIO
 COMMON STOCKS--99.6%
 BANKING--5.6%
  23,250 Banc One Corp.                          $  1,282
  13,950 BankAmerica Corp.                          1,153
  46,500 MBNA Corp.                                 1,473
  27,500 Norwest Corp.                              1,069
  32,500 State Street Corp.                         2,240
                                                 --------
                                                    7,217
                                                 --------
 COMMUNICATIONS--8.3%
  30,000 Ameritech Corp.                            1,273
  15,800 BellSouth Corp.                            1,019
  30,000 Chancellor Media Corp.*                    1,254
  27,500 Lucent Technologies, Inc.                  1,951
  12,000 SBC Communications, Inc.                     467
  28,000 Tellabs, Inc.*                             1,924
  20,000 US West Media Group*                         741
  45,000 WorldCom, Inc.*                            2,048
                                                 --------
                                                   10,677
                                                 --------
 COMPUTERS AND OFFICE MACHINES--8.0%
  33,050 Cisco Systems, Inc.*                       2,500
  37,200 Computer Sciences Corp.                    1,932
   9,000 International Business Machines Corp.      1,056
  33,000 Microsoft Corp.*                           2,799
  32,500 Peoplesoft, Inc.                           1,420
   5,000 Xerox Corp.*                                 514
                                                 --------
                                                   10,221
                                                 --------
 CONSUMER PRODUCTS--5.3%
  16,700 Gillette Co.                               1,956
  40,000 Newell Co.                                 1,930
  28,050 Philip Morris Cos., Inc.                   1,048
  21,800 Procter & Gamble Co.                       1,830
                                                 --------
                                                    6,764
                                                 --------
 ELECTRONICS AND OTHER ELECTRICAL EQUIPMENT--
  6.4%
  60,000 General Electric Co.                       5,003
  12,000 Intel Corp.                                  857
  18,000 Linear Technology Corp.                    1,259
  27,700 Solectron Corp.*                           1,146
                                                 --------
                                                    8,265
                                                 --------
 FINANCIAL--1.2%
  46,000 Charles Schwab (The) Corp.                 1,518
                                                 --------
 FOOD AND BEVERAGES--4.3%
  30,000 Coca-Cola (The) Co.                        2,351
  45,000 PepsiCo, Inc.                              1,837
  27,500 Starbucks Corp.*                           1,320
                                                 --------
                                                    5,508
                                                 --------
 FURNITURE & FIXTURES--1.0%
  23,300 Masco Corp.                                1,311
                                                 --------

 Shares  Description                                     Value
----------------------------------------------------------------
 HEALTH SERVICES--8.3%
  12,500 Becton, Dickinson & Co.                        $    884
  23,300 Cardinal Health, Inc.                             2,077
  18,600 Guidant Corp.                                     1,199
  16,200 HBO & Co.                                           935
  74,400 Health Management Associates, Inc., Class A*      2,218
  55,800 HEALTHSOUTH Corp.*                                1,583
  31,000 Medtronic, Inc.                                   1,724
                                                        --------
                                                          10,620
                                                        --------
 INDUSTRIAL INSTRUMENTS--0.7%
  14,800 Hewlett-Packard Co.                                 919
                                                        --------
 INSURANCE SERVICES--5.5%
  19,300 American International Group, Inc.                2,390
  23,300 MBIA, Inc.                                        1,737
  15,000 MGIC Investment Corp.                               899
  10,500 Progressive Corp.                                 1,448
  10,000 Travelers Group, Inc.                               610
                                                        --------
                                                           7,084
                                                        --------
 MACHINERY--0.6%
  15,000 Tyco International Ltd.                             831
                                                        --------
 MORTGAGE AGENCIES--2.7%
  37,200 Fannie Mae                                        2,227
  27,900 Freddie Mac                                       1,270
                                                        --------
                                                           3,497
                                                        --------
 NATURAL GAS--1.3%
  32,500 Enron Corp.                                       1,629
                                                        --------
 OFFICE EQUIPMENT--0.6%
  27,167 Steelcase, Inc., Class A                            810
                                                        --------
 OIL AND GAS--2.9%
  32,500 Exxon Corp.                                       2,291
  18,500 Mobil Corp.                                       1,443
                                                        --------
                                                           3,734
                                                        --------
 OIL FIELD MACHINERY AND EQUIPMENT--3.4%
  23,300 Halliburton Co.                                   1,104
  29,400 Schlumberger Ltd. ADR                             2,295
  20,000 Transocean Offshore, Inc.                           986
                                                        --------
                                                           4,385
                                                        --------
 PHARMACEUTICALS--9.3%
  13,900 Bristol-Myers Squibb Co.                          1,494
  27,900 Elan Corp. PLC ADR*                               1,707
  10,500 Lily (Eli) & Co.                                    645
  13,500 Merck & Co., Inc.                                 1,580
  21,000 Pfizer, Inc.                                      2,201
  31,000 Schering-Plough Corp.                             2,594
  27,000 Warner-Lambert Co.                                1,723
                                                        --------
                                                          11,944
                                                        --------

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1998
(All amounts in thousands, except shares)
(Unaudited)

  Shares/
 Principal
  Amount   Description                            Value
----------------------------------------------------------
                     FOCUSED GROWTH PORTFOLIO -- CONTINUED
 PROFESSIONAL SERVICES--7.9%
  79,500   Accustaff, Inc.*                      $  2,619
  41,800   Cendant Corp.                              907
  31,800   Cintas Corp.                             1,453
  48,750   Paychex, Inc.                            1,755
  41,500   Snyder Communications, Inc.              1,673
  20,000   Sterling Commerce, Inc.*                   794
  32,265   Young & Rubicam, Inc.*                     903
                                                 --------
                                                   10,104
                                                 --------
 RECREATION AND LEISURE SERVICES--2.7%
  34,700   Carnival Corp., Class A                  2,351
  10,000   Disney (The Walt) Co.                    1,131
                                                 --------
                                                    3,482
                                                 --------
 RETAIL--12.9%
  20,000   Abercrombie & Fitch Co., Class A*          845
  33,000   Consolidated Stores Corp.*               1,260
  10,000   Dayton-Hudson Corp.                        464
  23,200   Fastenal Co.                             1,148
  40,900   Home Depot (The), Inc.                   3,213
  48,500   Kohl's Corp.*                            2,307
 111,500   Staples, Inc.*                           2,802
  65,000   Wal-Mart Stores, Inc.                    3,587
  26,000   Walgreen Co.                               915
                                                 --------
                                                   16,541
                                                 --------
 TELECOMMUNICATIONS--0.7%
  17,500   CIENA Corp.*                               910
----------------------------------------------------------
 TOTAL COMMON STOCKS (Cost $97,349)              $127,971
----------------------------------------------------------
 SHORT-TERM INVESTMENT--0.3%
           Marshall & Isley Bank, Grand Cayman
    $413   5.688%Due 06/01/98                    $    413
----------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT (Cost $413)         $    413
----------------------------------------------------------
 TOTAL INVESTMENTS--99.9%
  (Cost $97,762)                                 $128,384
----------------------------------------------------------
 Other assets, less liabilities--0.1%                 113
----------------------------------------------------------
 NET ASSETS--100.0%                              $128,497
----------------------------------------------------------
----------------------------------------------------------

*Non-income producing security.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                            Value
----------------------------------------------------------
                      INTERNATIONAL EQUITY INDEX PORTFOLIO
 COMMON STOCKS--94.0%
 AUSTRALIA--2.1%
    600 Aberfoyle Ltd.                        $     1
  4,200 Amcor Ltd.                                 19
  1,800 Ashton Mining Ltd.                          1
    180 Ashton Mining Ltd. Rights*                  0
  1,938 Australian Gas Light Co. Ltd.              14
  5,100 Australian National Industries Ltd.         3
  7,499 Boral Ltd.                                 15
  1,500 Brambles Industries Ltd.                   30
 13,300 Broken Hill Proprietary Co. Ltd.          114
  3,500 Burns Philp & Co. Ltd.                      0
  5,572 Coca-Cola Amatil Ltd.                      41
  7,615 Coles Myer Ltd.                            34
  6,400 Crown Ltd.*                                 3
  6,600 CSR Ltd.                                   19
  2,600 David Jones Ltd.                            3
  1,300 Delta Gold NL                               1
  1,934 Email Ltd.                                  4
    922 Faulding (F.H.) & Co. Ltd.                  4
 11,100 Foster's Brewing Group Ltd.                24
  3,209 Futuris Corp. Ltd.                          3
  8,084 General Property Trust Units               14
  4,118 Gio Australia Holdings Ltd.                12
  8,352 Goodman Fielder Ltd.                       12
  1,857 Great Central Mines Ltd.                    2
  2,600 Hardie (James) Industries Ltd.              8
    408 Homestake Mining Co.                        4
  1,700 Leighton Holdings Ltd.                      6
  1,600 Lend Lease Corp. Ltd.                      34
 10,697 M.I.M. Holdings Ltd.                        6
  1,200 Metal Manufactures Ltd.                     2
  9,200 National Australia Bank                   128
  1,600 Newcrest Mining Ltd.                        2
 12,725 News Corp. Ltd.                            79
 10,470 Normandy Mining Ltd.                       10
  4,674 North Ltd.                                 11
  1,750 Orica Ltd.                                 12
  6,700 Pacific Dunlop Ltd.                        12
  5,800 Pioneer International Ltd.                 15
  2,420 QBE Insurance Group Ltd.                   10
  4,315 QCT Resources Ltd.                          3
  1,400 Resolute Ltd.                               1
  1,400 RGC Ltd.                                    2
  2,100 Rio Tinto Ltd.                             25
    800 Rothmans Holdings Ltd.                      6
  3,900 Santos Ltd.                                13
  2,800 Schroders Property Fund                     5
  1,200 Smith (Howard) Ltd.                         8
    724 Sons of Gwalia Ltd.                         2
  4,126 Southcorp Holdings Ltd.                    15
  2,300 Stockland Trust Group                       6
     99 Stockland Trust Group (New)*                0
  2,000 TABCORP Holdings Ltd.                      11

 Shares Description                                               Value
------------------------------------------------------------------------
 33,400 Telstra Corp. Ltd.                                       $    79
  7,800 Westfield Trust                                               16
    316 Westfield Trust (New)*                                         1
 12,400 Westpac Banking Corp. Ltd.                                    82
  7,455 WMC Ltd.                                                      23
                                                                 -------
                                                                   1,010
                                                                 -------
 AUSTRIA--0.4%
     19 Austria Mikro Systeme International A.G.                       1
    168 Austrian Airlines Osterreichische Luftverkehrs A.G.*           6
    446 Bank Austria A.G.                                             40
     63 Bank Austria A.G. (Partial Certificates)                       5
     30 Bau Holdings A.G.                                              2
     70 Bohler-Uddeholm A.G.                                           5
     12 BWT A.G.                                                       2
     45 EA-Generali A.G.                                              16
    135 Flughafen Wien A.G.                                            7
     26 Lenzing                                                        2
     78 Mayr-Melnhof Karton A.G.                                       6
     58 Oesterreichische Brau-Beteiligungs A.G.                        4
    200 Oesterreichische Elektrizitaetswirtschafts A.G., Class        24
    175 OMV A.G.                                                      25
     90 Radex-Heraklith Industriebeteiligungs A.G.                     5
     72 Steyr-Daimler-Puch A.G.                                        2
     33 Universale-Bau A.G.                                            1
     97 VA Technologies A.G.                                          13
     56 Wienerberger Baustoffindustrie A.G.                           14
                                                                 -------
                                                                     180
                                                                 -------
 BELGIUM--1.5%
    100 Barco Industries                                              26
     18 Bekaert N.V.                                                  14
    220 Cimenteries CBR Cementbedrisven                               24
    100 Compagnie Maritime Belge S.A.                                  8
    435 Delhaize-Le Lion                                              30
    400 Electrabel S.A.                                              100
    300 Fortis A.G.                                                   86
    100 Generale de Banque S.A.                                       73
    100 Gevaert N.V. Warrants*                                         1
     50 Glaverbel S.A.                                                 7
    200 Groupe Bruxelles Lambert S.A.                                 44
     97 Kredietbank N.V.                                              68
    160 Petrofina S.A.                                                66
    118 Royale Belge                                                  46
    625 Solvay S.A.                                                   46
    625 Tractebel                                                     83
    150 Union Miniere Group                                           10
                                                                 -------
                                                                     732
                                                                 -------
 DENMARK--1.0%
     12 Aarhus Oliefabrik A/S, Class A                                 1
     12 Aarhus Oliefabrik A/S, Class B, Limited Voting                 1
     20 Aktieselskabet Korn-OG Foderstof Kompagniet A/S                1
     64 Bang & Olufsen Holdings A/S, Class B                           4

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1998
(All amounts in thousands, except shares)
(Unaudited)

 Shares Description   Value
---------------------------
                INTERNATIONAL EQUITY INDEX PORTFOLIO--CONTINUED
DENMARK--Continued
  231  Carlsberg A/S, Class A                        $   16
  178  Carlsberg A/S, Class B                            12
    5  Dampskibsselskabet af 1912 A/S, Class B           49
    5  Dampskibsselskabet Svendborg A/S, Class B         68
  385  Danisco A/S                                       24
  300  Den Danske Bank                                   38
   85  Det Ostasiatiske Kompagni A/S*                     1
  280  FLS Industries A/S, Class B                        8
  140  GN Store Nord A/S                                  4
  156  International Service System A/S, Class B          8
    6  Lauritzen (J.) Holding A/S                         1
   29  NKT Holdings A/S                                   2
  459  Novo-Nordisk A/S, Class B                         74
   45  Radiometer A/S, Class B                            2
   41  Ratin A/S, Class A                                 8
  129  Ratin A/S, Class B                                26
  195  SAS Danmark A/S                                    4
   41  Sophus Berendsen A/S, Class A                      2
  129  Sophus Berendsen A/S, Class B                      5
  164  Superfos A/S                                       5
  799  Tele Danmark A/S                                  75
  342  Unidanmark A/S, Class A                           28
                                                     ------
                                                        467
                                                     ------
FINLAND--1.7%
  200  Amer Group Ltd.*                                   4
  300  Cultor Oy                                          5
  100  Instrumentarium Group, Class A                     7
1,200  Kemira Oy                                         13
  900  Kesko                                             15
8,700  Merita Ltd., Class A                              55
  100  Metra Oy, Class A                                  3
  500  Metra Oy, Class B                                 16
6,000  Nokia AB, Class A                                395
2,100  Nokia AB, Class K                                136
1,300  Outokumpu Oy, Class A                             18
  100  Pohjola Insurance Group, Class A                   5
  100  Pohjola Insurance Group, Class B                   6
  700  Sampo Insurance Co. Ltd., Class A                 33
  300  Stockman AB, Class A                               3
  200  Stockman AB, Class A Rights*                       8
  600  Stockman AB, Class B                               1
  400  Stockman AB, Class B Rights*                      13
3,300  Upm-Kymmene Corp.                                 96
                                                     ------
                                                        832
                                                     ------
FRANCE--9.5%
  250  Accor S.A.                                        69
1,050  Air Liquide                                      207
1,170  Alcatel Alsthom                                  250
   27  Assurances Generales de France S.A. Warrants*      0
2,300  AXA-UAP                                          262
1,400  Banque Nationale de Paris                        120
   10  Bongrain S.A.                                      5
  175  Bouygues                                          32
  200  Canal Plus                                        36

 Shares Description                                Value
----------------------------------------------------------
   275  Carrefour S.A.                            $    168
   500  Casino Guichard-Perrachon S.A.                  36
    50  Chargeurs S.A.                                   4
   100  Club Mediterranee*                              10
   587  Compagnie de Saint Gobain                      116
    50  Compagnie Generale de Geophysique S.A.*          8
    75  Compagnie Parisienne de Reescompte               6
    30  Comptoirs Modernes                              17
   555  Danone                                         150
    50  Dollfus-Mieg & Cie S.A.                          1
 1,900  Elf Aquitaine S.A.                             264
   245  Eridania Beghin-Say S.A.                        54
    60  Essilor International                           26
    10  Europe 1 Communication                           2
 5,575  France Telecom S.A.                            312
   100  Groupe GTM                                       9
   550  Havas S.A.                                      43
   100  Imetal S.A.                                     14
   490  L"OREAL                                        243
 1,200  Lafarage S.A.                                  122
   800  Lagardere S.C.A.                                35
   180  Legrand S.A.                                    50
   570  LVMH Moet Hennessy Louis Vuitton               120
   890  Michelin, Class B                               55
   250  Moulinex*                                        7
   100  Natexis                                          7
   100  Nord-Est S.A.                                    2
 1,200  Paribas                                        122
    50  Pathe                                            9
   350  Pernod-Ricard                                   26
   185  Pinault Printemps-Redoute S.A.                 152
   150  Primagaz Cie                                    13
   170  Promodes                                        83
   325  PSA Peugeot Citroen                             64
 2,350  Rhone-Poulenc, Class A                         130
    30  Sagem S.A.                                      23
   700  Sanofi S.A.                                     82
 1,000  Schneider S.A.                                  85
   350  SEITA                                           15
   200  Sidel S.A.                                      16
   125  Simco S.A.                                      11
   100  Skis Rossignol S.A.                              2
   350  Societe BIC S.A.                                27
    25  Societe Eurafrance S.A.                         15
   640  Societe Generale, Class A                      127
   100  Societe Technip                                 14
   300  Sodexho Alliance S.A.                           55
   150  Sommer-Allibert                                  8
   817  Suez Lyonnaise des Eaux                        139
 1,700  Total S.A., Class B                            211
   800  Thomson CSF                                     32
    50  Union du Credit-Bail Immobilier                  7
    50  Union du Immobiliere de France                   4
 1,600  Usinor Sacilor                                  27
   450  Valeo S.A.                                      42
   880  Vivendi                                        177
   300  Vivendi Warrants*                                1
                                                  --------
                                                     4,581
                                                  --------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                                       Value
----------------------------------------------------------------
 GERMANY--10.1%
    300 Adidas-Salomon A.G.                              $    53
    200 AGIV A.G.                                              6
  1,610 Allianz A.G.                                         509
    300 AMB Aachener & Muenchener Beteilgungs-A.G.            35
    150 Axa Colonia Konzern A.G.                              20
  4,250 BASF A.G.                                            197
  4,800 Bayer A.G.                                           230
  1,700 Bayer Hypotheken-und Wechsel-Bank A.G.               107
  2,100 Bayerische Vereinsbank A.G.                          176
    550 Beiersdorf A.G.                                       34
    350 Bilfinger & Berger Bau A.G.                           13
     50 Brau Und Brunnen A.G.                                  6
    900 Continental A.G.                                      27
  3,550 Daimler-Benz A.G.                                    358
    600 Degussa A.G.                                          38
  3,650 Deutsche Bank A.G.                                   314
  2,500 Deutsche Lufthansa A.G. (Registered)                  63
 14,800 Deutsche Telekom A.G.                                397
    400 Deutz A.G.*                                            4
    200 Douglas Holdings A.G.                                 11
  3,400 Dresdner Bank A.G.                                   191
    400 FAG Kugelfischer Georg Schaefer A.G.                   7
    370 Heidelbergerzement A.G.                               37
    500 Hochtief A.G.                                         23
     70 Karstadt A.G.                                         37
     70 Linde A.G.                                            52
     50 Man A.G.                                              20
    285 Mannesmann A.G.                                      279
  1,100 Merck KGaA                                            43
  1,460 Metro A.G.                                            93
    550 Muenchener Ruckversicherungs-Gesellschaft A.G.       250
    120 Preussag A.G.                                         44
    100 Rheinmetall A.G.                                       3
  2,200 RWE A.G.                                             117
    450 SAP A.G.                                             233
    150 Schering A.G.                                         18
    450 SGL Carbon A.G.                                       53
  3,950 Siemens A.G.                                         255
    260 Thyssen A.G.                                          68
  3,400 VEBA A.G.                                            223
    200 Viag A.G.                                            112
    190 Volkswagen A.G.                                      154
                                                         -------
                                                           4,910
                                                         -------
 HONG KONG--1.7%
 10,000 Applied International Holdings*                        0
  8,800 Bank of East Asia Ltd.*                               12
 22,000 Cathay Pacific Airways                                15
 15,000 Cheung Kong Holdings Ltd.                             81
 16,000 China Light & Power Co. Ltd.                          69
 12,000 Chinese Estates Holdings                               3
  2,000 Dickson Concepts International Ltd                     3

 Shares Description                                Value
--------------------------------------------------------
  5,000 Elec & Eltek International Holdings Ltd.   $  1
  6,000 Giordano International Ltd.                   1
  9,000 Hang Lung Development Co.                     9
 12,400 Hang Seng Bank Ltd.                          93
  7,500 Hong Kong & Shanghai Hotels Ltd.              4
  1,200 Hong Kong Aircraft Engineering Co. Ltd.       2
 27,720 Hong Kong China Gas Co. Ltd.                 36
  1,260 Hong Kong China Gas Co. Ltd. Warrants*        0
 77,200 Hong Kong Telecommunications Ltd.           139
 28,000 Hopewell Holdings Ltd.                        4
 25,000 Hutchinson Whampoa Ltd.                     131
    700 Hysan Development Co. Ltd.                    0
  7,000 Hysan Development Co. Ltd. Warrants*          7
  2,900 Johnson Electric Holdings Ltd.               11
  3,000 Kumagai Gum Ltd.                              2
  4,000 Miramar Hotel & Investment Ltd.               4
 12,651 New World Development Co. Ltd.               30
 12,000 Oriental Press Group                          1
  4,000 Peregrine Investments Holdings Ltd.           2
  2,000 Playmates Toys Holdings                       0
 26,400 Regal Hotels International                    4
 11,000 Shangri-La Asia Ltd.                          7
 12,000 Shun Tak Holdings Ltd.                        1
 20,741 Sino Land Co.                                 7
 12,000 South China Morning Post Holdings Ltd.        7
  2,000 Stelux Holdings                               0
 15,000 Sun Hung Kai Properties Ltd.                 73
 10,000 Swire Pacific Ltd.                           37
  5,000 Tai Cheung Holdings Ltd.                      1
 12,000 Tan Chong International Ltd.*                 0
  3,000 Television Broadcasts Ltd.                    7
  2,000 Varitronix International Ltd.                 4
 15,000 Wharf Holdings Ltd.                          19
  1,500 Wing Lung Bank                                4
                                                   ----
                                                    831
                                                   ----
 IRELAND--0.5%
  5,626 Allied Irish Banks PLC                       75
    272 Clondalkin Group PLC Units                    3
    290 Crean (James) PLC Units                       1
  2,506 CRH PLC                                      36
    536 DCC PLC                                       5
  1,912 Fyffes PLC                                    5
  1,245 Greencore Group PLC                           7
  1,631 Independent Newspapers PLC                   10
    168 Irish Continental Group PLC                   3
  2,083 Irish Life PLC                               17
    611 Irish Permanent PLC                           7
    288 Jurys Hotel Group PLC                         3
  1,065 Kerry Group PLC, Class A                     15
  1,300 Ryanair Holdings PLC                          9
  7,046 Smurfit (Jefferson) Group PLC                24
  1,489 Tullow Oil PLC*                               4
  4,737 Waterford Wedgewood PLC Units                 7
                                                   ----
                                                    231
                                                   ----

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1998
(All amounts in thousands, except shares)
(Unaudited)

 Shares Description                                 Value
---------------------------------------------------------------
                INTERNATIONAL EQUITY INDEX PORTFOLIO--CONTINUED
 ITALY--4.5%
  7,000 Assicurazioni Generali                     $   225
 12,000 Banca Commerciale Italiana                      71
 10,000 Banca Intesa S.p.A.                             62
  4,000 Banca Intesa-RNC S.p.A.                         14
  2,000 Banco Popolare di Milano                        18
  1,000 Benetton Group S.p.A.                           22
  2,000 Bulgari S.p.A.                                  12
  1,000 Burgo (Cartiere) S.p.A.                          9
  2,000 Cementir S.p.A.                                  3
 19,000 Credito Italiano                               106
  4,000 Edison S.p.A.                                   38
 52,000 ENI S.p.A.                                     368
  1,000 Falck Acciaierie & Ferriere Lombarde             7
 24,400 Fiat S.p.A.                                    109
  5,300 Fiat-RNC S.p.A.                                 14
  4,000 Impregilo S.p.A.                                 4
  5,000 Istituto Bancario San Paolo di Torino           78
  4,000 Istituto Mobiliare Italiano S.p.A.              69
 26,000 Istituto Nationale Assicurazioni                81
  1,000 Italcementi S.p.A.                              10
  1,000 Italcementi-RNC S.p.A.                           5
  5,000 Italgas S.p.A.                                  23
  1,000 La Rinascente S.p.A.                            10
  3,000 Magneti Marelli                                  8
  3,000 Magneti Marelli Rights*                          1
  8,000 Mediaset S.p.A.                                 51
  3,000 Mediobanca S.p.A.                               40
  1,000 Mondadori (Arnoldo) Editore S.p.A.              12
 33,000 Montedison S.p.A.                               46
  6,000 Montedison-RNC S.p.A.                            6
 17,240 Olivetti Group*                                 25
 10,000 Parmalat Finanziaria S.p.A.                     21
 12,000 Pirelli S.p.A.                                  40
  1,000 Pirelli-RNC S.p.A.                               3
  3,000 Riunione Adriatic di Sicurta S.p.A.             48
  1,000 Riunione Adriatica di Sicurta-RNC S.p.A.        10
  1,000 Sirti S.p.A.                                     6
  5,000 Snia BPD S.p.A.                                  7
  1,000 Snia BPD-RNC S.p.A.                              1
  1,000 Societa Assicuratrice Industriale S.p.A.        13
 43,000 Telecom Italia Mobile S.p.A.                   254
 10,000 Telecom Italia Mobile-RNC S.p.A.                36
 24,111 Telecom Italia S.p.A.                          182
  5,488 Telecom Italia-RNC S.p.A.                       30
                                                   -------
                                                     2,198
                                                   -------
 JAPAN--19.3%
  3,000 77 Bank                                         24
    900 Acom Co. Ltd.                                   40
    550 Advantest Corp.                                 34
  4,000 Ajinomoto Co.                                   34
  1,000 Alps Electric Co. Ltd.                          11
  2,000 Amada Co. Ltd.                                  10

 Shares Description                            Value
-----------------------------------------------------
  1,000 Amano Corp.                           $     9
  3,000 Aoki Corp.*                                 2
    400 Arabian Oil Co.                             6
 15,000 Asahi Bank Ltd.                            56
  3,000 Asahi Breweries Ltd.                       38
  9,000 Asahi Chemical Industry Co. Ltd.           31
  8,000 Asahi Glass Co. Ltd.                       43
  4,000 Ashikaga Bank Ltd.                          6
    200 Autobacs Seven Co. Ltd.                     6
 31,000 Bank of Tokyo-Mitsubishi Ltd.             319
  8,000 Bank of Yokohama Ltd.                      19
  5,000 Bridgestone Corp.                         114
  2,000 Brother Industries Ltd.                     7
  6,000 Canon, Inc.                               143
  2,000 Casio Computer Co. Ltd.                    19
  5,000 Chiba Bank Ltd.                            18
  4,000 Chichibu Onoda Cement Corp.                 6
  1,000 Chiyoda Corp.                               1
  2,000 Chugai Pharmaceutical Co. Ltd.             11
  2,000 Citizen Watch Co. Ltd.                     15
  4,000 Cosmo Oil Co. Ltd.                          6
  1,200 Credit Saison Co. Ltd.                     24
    400 CSK Corp.                                   9
  5,000 Dai Nippon Ink & Chemicals, Inc.           16
  5,000 Dai Nippon Printing Co. Ltd.               82
  1,000 Dai Nippon Screen MFG Co. Ltd.              5
  3,000 Daicel Chemical Industry Ltd.               5
  3,000 Daido Steel Co. Ltd.                       14
  5,000 Daiei, Inc.                                 4
  1,000 Daifuku Co. Ltd.                           27
  2,000 Daiichi Pharmaceutical                     12
  2,000 Daikin Industries Ltd.                      1
  1,000 Daikyo, Inc.                                5
  2,000 Daimaru, Inc.                               4
  1,100 Daito Trust Construction Co.                8
  3,000 Daiwa House Industry Co. Ltd.              23
  1,000 Daiwa Kosho Lease Co. Ltd.                  4
  9,000 Daiwa Securities Co. Ltd.                  34
  3,000 Denki Kagaku Kogyo Kabushiki Kaisha         5
  6,000 Denso Corp.                               102
     26 East Japan Railway Co.                    123
  2,000 Ebara Corp.                                18
  2,000 Eisai Co. Ltd.                             26
  1,000 Ezaki Glico Co. Ltd.                        5
  1,600 Fanuc                                      59
 19,000 Fuji Bank Ltd.                             93
  3,000 Fuji Photo Film Co.                       102
  2,000 Fujikura Ltd.                               9
  3,000 Fujita Corp.                                2
  1,000 Fujita Kanko, Inc.                          9
 12,000 Fujitsu Ltd.                              138
  4,000 Furukawa Electric Co. Ltd.                 13
  1,000 Gakken Co. Ltd.                             2
  3,000 Gunma Bank                                 21
  2,000 Gunze Ltd.                                  5
  6,000 Hankyu Corp.                               25

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                                 Value
-----------------------------------------------------------
  1,000 Hankyu Department Stores, Inc.             $      6
  3,000 Haseko                                            2
  2,000 Hazama Corp.                                      1
  2,000 Higo Bank                                         9
 22,000 Hitachi Ltd.                                    145
  7,000 Hitachi Zosen Corp.                              12
  5,000 Hokuriku Bank                                     7
  6,000 Honda Motor Co. Ltd.                            204
  1,000 House Foods Corp.                                14
  1,000 Hoya Corp.                                       32
  2,000 Inax                                              7
 17,000 Industrial Bank of Japan                        104
  1,000 Isetan                                            9
  2,000 Ishihara Sangyo Kaisha                            3
  3,000 Ito-Yokado Co.                                  149
 10,000 Itochu Corp.                                     22
  2,000 Itoham Foods                                      9
  2,000 Iwataini International Corp.                      3
  1,000 Jaccs Co. Ltd.                                    6
 12,000 Japan Airlines                                   31
  8,000 Japan Energy Corp.                                8
  1,000 Japan Metals & Chemicals                          1
  3,000 Japan Steel Works*                                3
  1,000 JGC Corp.                                         2
  6,000 Joyo Bank                                        21
  2,000 JUSCO Co.                                        35
  6,000 Kajima Corp.                                     16
  1,000 Kaken Pharmaceutical Co.                          3
  2,000 Kamigumi Co. Ltd.                                 8
  1,000 Kandenko Co. Ltd.                                 6
  4,000 Kanebo Ltd.*                                      3
  2,000 Kaneka Corp.                                     11
  6,400 Kansai Electric Power Co., Inc.                 102
  2,000 Kansai Paint                                      5
  4,000 Kao Corp.                                        60
 10,000 Kawasaki Heavy Industries Ltd.                   19
  4,000 Kawasaki Kisen Kaisha Ltd.                        6
 21,000 Kawasaki Steel Corp.                             34
  3,000 Keihin Electric Expesss Railway Co. Ltd.          9
  1,000 Kikkoman Corp.                                    5
  2,000 Kinden Corp.                                     24
 11,000 Kinki Nippon Railway                             53
  7,000 Kirin Brewery Co. Ltd.                           65
  1,000 Kokuyo Co. Ltd.                                  18
  6,000 Komatsu Ltd.                                     25
  1,000 Komori Corp.                                     18
    300 Konami Co. Ltd.                                   6
  2,000 Konica Corp.                                      9
  1,000 Koyo Seiko Co.                                    4
  9,000 Kubota Corp.                                     22
  5,000 Kumagai Gumi Co. Ltd.                             3
  2,000 Kurabo Industries                                 3
  2,000 Kurary Co. Ltd.                                  17
  1,000 Kureha Chemical Industry                          2
  1,000 Kurita Water Industries Ltd.                     11

 Shares Description                                   Value
-------------------------------------------------------------
  1,000 Kyocera Corp.                                $     49
  3,000 Kyowa Hakko Kogyo                                  12
  2,000 Lion Corp.                                          7
  1,000 Maeda Road Construction Co. Ltd.                    5
  1,000 Makino Milling Machine Co. Ltd.                     7
  1,000 Makita Corp.                                       11
 10,000 Marubeni Corp.                                     20
  2,000 Maruha Corp.                                        2
  2,000 Marui Co. Ltd.                                     31
 14,000 Matsushita Electric Industrial Co. Ltd.           219
  2,000 Meiji Milk Products Co. Ltd.                        5
  3,000 Meiji Seika                                        10
  3,000 Minebea Co. Ltd.                                   31
  1,000 Misawa Homes Co. Ltd.                               3
 14,000 Mitsubishi Chemical Corp.                          25
 10,000 Mitsuibishi Corp.                                  60
 14,000 Mitsubishi Electric Corp.                          33
  8,000 Mitsubishi Estate Co. Ltd.                         70
  3,000 Mitsubishi Gas Chemical Co.                         8
 22,000 Mitsubishi Heavy Industries Ltd.                   77
  1,000 Mitsubishi Logistics Corp.                         10
  8,000 Mitsubishi Materials Corp.                         16
  3,000 Mitsubishi Oil Co. Ltd.                             4
  2,000 Mitsubishi Paper Mills                              3
  4,000 Mitsubishi Rayon Co.                               10
  9,000 Mitsubishi Trust & Banking Corp.                   80
 10,000 Mitshi & Co.                                       51
  1,000 Mitsui Chemicals, Inc.                              3
  6,000 Mitsui Engineering & Shipbuilding Co. Ltd.          5
  5,000 Mitsui Fudosan Co. Ltd.                            40
  5,000 Mitsui Marine & Fire Insurance Co. Ltd.            25
  3,000 Mitsui Mining & Smelting                           12
  8,000 Mitsui O.S.K. Lines Ltd.                           12
  1,000 Mitsui Soko Co. Ltd.                                3
  8,000 Mitsui Trust & Banking Co. Ltd.                    19
  3,000 Mitsukoshi Ltd.                                     8
  1,000 Mori Seiki Co. Ltd.                                12
  2,000 Murata Manufacturing Co. Ltd.                      58
  2,000 Mycal Corp.                                        12
  1,000 Nagase & Co. Ltd.                                   3
  5,000 Nagoya Railroad Co. Ltd.                           15
  3,000 Nankai Electric Railway                            12
 11,000 NEC Corp.                                         112
  2,000 NGK Insulators Ltd.                                18
  1,000 NGK Spark Plug Co.                                  8
  3,000 Nichido Fire & Marine Insurance                    16
  2,000 Nichirei Corp.                                      4
  2,000 Nihon Cement Co. Ltd.                               3
  2,000 Niigata Engineering Co. Ltd.*                       1
  2,000 Nikon Corp.                                        14
  1,000 Nippon Beet Sugar Manufacturing Co. Ltd.            1
  1,000 Nippon Comsys Corp.                                12
  7,000 Nippon Express Co. Ltd.                            38
  4,000 Nippon Fire & Marine Insurance                     15
  4,000 Nippon Light Metal Co.                              5

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1998
(All amounts in thousands, except shares)
(Unaudited)

 Shares Description                           Value
---------------------------------------------------------------
                INTERNATIONAL EQUITY INDEX PORTFOLIO--CONTINUED
 JAPAN--Continued
  1,000 Nippon Meat Packers, Inc.            $     13
  8,000 Nippon Oil Co. Ltd.                        25
  6,000 Nippon Paper Industries Co.                26
  1,000 Nippon Sharyo Ltd.                          2
  3,000 Nippon Sheet Glass Co. Ltd.                 5
  2,000 Nippon Shinpan Co.                          3
  1,000 Nippon Shokubai K.K. Co.                    5
 45,000 Nippon Steel Corp.                         76
  2,000 Nippon Suisan Kaisha Ltd.*                  2
     84 Nippon Telegraph & Telephone Corp.        691
  8,000 Nippon Yusen Kabushiki Kaisha              28
  2,000 Nishimatsu Construction                     9
 17,000 Nissan Motor Co. Ltd.                      51
  2,000 Nisshinbo Industries, Inc.                  8
  1,000 Nissin Food Products                       19
  1,000 Nitto Denko Corp.                          16
 25,000 NKK Corp.                                  21
  1,000 NOF Corp.                                   2
 13,000 Nomura Securities Co. Ltd.                142
  1,000 Noritake Co. Ltd.                           4
  4,000 NSK Ltd.                                   14
  3,000 NTN Corp.                                   8
  5,000 Obayashi Corp.                             19
  5,000 Odakyu Electric Railway                    16
  7,000 Oji Paper Co. Ltd.                         30
  1,000 Okamoto Industries Inc.                     2
  1,000 Okuma Corp.                                 4
  2,000 Okumura Corp.                               6
  2,000 Olympus Optical Co. Ltd.                   19
  2,000 Omron Corp.                                30
  1,000 Onward Kasiyama Co. Ltd.                   12
  2,000 Orient Corp.                                4
 17,000 Osaka Gas Co. Ltd.                         37
    300 Oyo Corp.                                   4
  2,000 Penta-Ocean Construction                    4
  1,000 Pioneer Electronic Corp.                   19
  1,000 Q.P. Corp.                                  7
  2,000 Renown, Inc.*                               1
  1,000 Rohm Co. Ltd.                             104
 24,000 Sakura Bank Ltd.                           71
  1,000 Sanden Corp.                                7
  2,000 Sankyo Aluminium Industry Co.               2
  3,000 Sankyo Co. Ltd.                            72
  2,000 Sanwa Shutter Corp.                         8
 13,000 Sanyo Electric Co.                         37
  2,000 Sapporo Breweries Ltd.                      8
  2,000 Sato Kogyo                                  2
  1,000 Secom Co. Ltd.                             57
    600 Sega Enterprises                           11
  1,000 Seino Transportation Co. Ltd.               5
  1,000 Seiyu Ltd.                                  2
  4,000 Sekisui Chemical Co. Ltd.                  20
  5,000 Sekisui House Ltd.                         37
  7,000 Sharp Corp.                                53

 Shares Description                          Value
----------------------------------------------------
  1,000 Shimano Inc.                        $     23
  5,000 Shimizu Corp.                             13
  3,000 Shin-Etsu Chemical Co. Ltd.               56
  2,000 Shionogi & Co.                            10
  3,000 Shiseido Co. Ltd.                         35
  5,000 Shizuoka Bank                             54
  7,000 Showa Denko K.K.                           7
  1,000 Skylark Co. Ltd.                           9
  2,000 Snow Brand Milk Products                   6
  2,700 Sony Corp.                               228
 21,000 Sumitomo Bank Ltd.                       196
 11,000 Sumitomo Chemicals Co.                    30
  7,000 Sumitomo Corp.                            37
  5,000 Sumitomo Electric Industries              52
  1,000 Sumitomo Forestry Co. Ltd.                 6
  4,000 Sumitomo Heavy Industries Ltd.             9
  4,000 Sumitomo Marine & Fire Insurance          22
 21,000 Sumitomo Metal Industries                 33
  4,000 Sumitomo Metal Mining Co.                 17
  3,000 Sumitomo Osaka Cement Co. Ltd.             4
  6,000 Taisei Corp.                              12
  2,000 Taisho Pharmaceutical Co.                 38
  1,000 Taiyo Yuden Co. Ltd.                      12
  1,000 Takara Shuzo                               4
  1,000 Takara Standard Co. Ltd.                   5
  2,000 Takashimaya Co. Ltd.                      14
  6,000 Takeda Chemical Industries               155
  6,000 Teijin Ltd.                               18
  2,000 Teikoku Oil Co. Ltd.                       6
  1,000 Toa Corp.                                  2
  6,000 Tobu Railway Co.                          17
  1,000 Toei Co. Ltd.                              3
    100 Toho Co.                                  11
  3,300 Tohoku Electric Power                     45
 14,000 Tokai Bank                                77
 10,000 Tokio Marine & Fire Insurance Co.         95
  1,000 Tokyo Broadcasting System Inc.            12
  1,000 Tokyo Dome Corp.                           6
  8,900 Tokyo Electric Power Co.                 170
  1,000 Tokyo Electron Ltd.                       32
 18,000 Tokyo Gas Co. Ltd.                        37
  1,200 Tokyo Steel Manufacturing                  6
  1,000 Tokyo Style Co. Ltd.                      10
  2,000 Tokyo Tatemono Co. Ltd.                    4
  2,000 Tokyotokeiba                               3
  7,000 Tokyu Corp.                               23
  5,000 Toppan Printing Co. Ltd.                  55
  9,000 Toray Industries, Inc.                    45
  4,000 Tosoh Corp.                                7
  1,000 Tostem Corp.                              13
  2,000 Toto Ltd.                                 13
  1,000 Toyo Engineering Corp.                     1
  1,000 Toyo Seikan Kaisha                        12
  5,000 Toyobo Ltd.                                7
  2,000 Toyoda Automatic Loom Works               35

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                               Value
---------------------------------------------------------
 25,000 Toyota Motor Corp.                       $    619
  1,000 Tsubakimoto Chain                               3
  6,000 Ube Industries Ltd.                             8
  3,000 Unitika Ltd.*                                   2
  1,000 Uny Co. Ltd.                                   15
  1,000 Wacoal Corp.                                   10
  1,000 Yamaguchi Bank                                 12
  1,000 Yamaha Corp.                                    9
  5,000 Yamaichi Securities Co. Ltd.                    0
  2,000 Yamanouchi Pharmaceutical Co. Ltd.             44
  3,000 Yamato Transport Co. Ltd.                      35
  1,000 Yamazaki Baking Co. Ltd.                        9
  8,000 Yasuda Trust & Banking                         10
  2,000 Yokogawa Electric                              10
                                                 --------
                                                    9,337
                                                 --------
 MALAYSIA--0.7%
  1,000 Aluminium Co. of Malaysia Berhad                0
  2,200 AMMB Holdings Berhad                            2
  8,000 Amsteel Corp. Berhad                            1
  2,000 Antah Holdings Berhad                           0
  2,000 Aokam Perdana Berhad*                           0
  6,000 Berjaya Group Berhad                            1
  4,000 Berjaya Land Berhad                             3
  5,000 Commerce Asset Holdings Berhad                  3
  2,000 Edaran Otomobil Nasional Berhad                 3
  4,000 Ekran Berhad                                    1
  6,000 Golden Hope Plantations Berhad                  7
  1,000 Golden Plus Holdings Berhad                     0
  2,000 Guinness Anchor Berhad                          3
  4,000 Highlands & Lowlands Berhad                     4
  2,000 Hong Leong Industries Berhad                    2
  4,000 Hong Leong Properties Berhad                    1
  2,000 Hume Industries Berhad                          1
  4,000 Idris Hydraulic Berhad*                         1
  3,000 IGB Corp. Berhad                                1
  5,000 IOI Corp. Berhad                                3
  2,000 Jaya Tiasa Holdings Berhad                      3
  2,000 Johan Holdings Berhad                           0
  3,000 Kedah Cement Holdings Berhad                    1
  1,000 Kelanamas Industries Berhad                     0
  3,000 Kemayan Corp. Berhad                            0
  1,000 Kian Joo Can Factory Berhad                     1
  5,000 Kuala Lumpur Kepong Berhad                      9
  3,000 Land and General Berhad                         0
  3,000 Landmarks Berhad                                0
  3,000 Leader Universal Holdings Berhad                1
  9,000 Magnum Corp. Berhad                             5
 13,200 Malayan Banking Berhad                         18
  3,000 Malayan Cement Berhad                           1
 12,000 Malayan United Industries Berhad                2
  1,500 Malayawata Steel Berhad                         0
 24,000 Malaysia International Shipping Berhad         42
  5,000 Malaysia Mining Corp. Berhad                    2
  5,000 Malaysian Airline System Berhad                 3

 Shares Description                                Value
----------------------------------------------------------
  2,000 Malaysian Mosaics Berhad                  $      1
  1,000 Malaysian Oxygen Berhad                          3
  2,000 Malaysian Pacific Industries                     5
  5,666 Malaysian Resources Corp. Berhad                 2
  5,000 MBF Capital Berhad                               1
  5,000 Metroplex Berhad                                 1
  6,000 Mulpha International Berhad                      1
  5,000 Multi-Purpose Holdings                           1
  3,000 Mycom Berhad                                     0
  2,000 Nestle Berhad                                    9
  2,000 New Straits Times Press Berhad                   1
  2,600 Oriental Holdings Berhad                         5
  1,000 Palmco Holdings Berhad                           0
  5,000 Pan-Malaysia Cement Works Berhad                 1
  3,000 Perlis Plantations Berhad                        4
  4,000 Perusahaan Otomolbil Nasional Berhad             4
  2,000 Petaling Garden Berhad                           1
  2,000 Pilecon Engineering Berhad                       1
  4,000 Promet Berhad*                                   0
  3,600 Public Bank Berhad                               1
 25,600 Public Bank Berhad (Foreign Market)             10
  2,000 R.J. Reynolds Berhad                             3
  3,000 Rashid Hussain Berhad                            2
  7,000 Resorts World Berhad                            11
 12,000 RHB Capital Berhad                               7
  1,800 Rothmans of Pall Mall Berhad                    14
  2,000 Selangor Properties Berhad                       1
  2,000 Shell Refining Co. Berhad                        3
    280 Silverstone Berhad*                              0
 14,000 Sime Darby Berhad                               11
  3,000 Sungei Way Holdings Berhad                       1
  5,000 Ta Enterprise Berhad                             1
  4,000 Tan Chong Motor Holdings Berhad                  1
  5,000 Technology Resources Industries Berhad*          4
 17,500 Telekom Malaysia Berhad                         40
 18,000 Tenaga Nasional Berhad                          30
  5,000 Time Engineering Berhad                          1
  2,000 UMW Holdings Berhad                              1
  5,000 United Engineers Malaysia Ltd.                   3
  8,000 YTL Corp. Berhad                                10
                                                  --------
                                                       321
                                                  --------
 NETHERLANDS--5.6%
  9,169 ABN AMRO Holdings N.V.                         222
    464 Akzo Nobel                                      97
    232 ASR Verzekeringsgroep N.V.                      20
  4,334 Elsevier N.V.                                   68
    558 Getronics N.V.                                  28
  2,038 Heineken N.V.                                   78
    215 Hollandsche Beton Groep N.V.                     5
    175 IHC Caland N.V.                                 10
  6,061 ING Groep N.V.                                 417
    479 KLM Royal Dutch Airlines N.V.                   19
  3,398 Koninklijke Ahold N.V.                         107
    241 Koninklijke Hoogovens N.V.                      11

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1998
(All amounts in thousands, except shares)
(Unaudited)

 Shares Description                           Value
---------------------------------------------------------------
                INTERNATIONAL EQUITY INDEX PORTFOLIO--CONTINUED
 NETHERLANDS--Continued
    676 Koninklijke KNP BT N.V.              $     20
    148 Koninklijke Nedlloyd N.V.                   3
    209 Koninklijke Pakhoed N.V.                    7
  3,070 Koninklijke PTT Nederland N.V.            172
    528 Oce-Van Der Grinten N.V.                   22
  2,371 Philips Electronics N.V.                  226
 13,940 Royal Dutch Petroleum Co.                 795
    199 Stork N.V.                                  7
  4,162 Unilever N.V.                             331
    445 Wolters Kluwer N.V.                        63
                                             --------
                                                2,728
                                             --------
 NEW ZEALAND--0.2%
 17,500 Brierley Investments Ltd.                   9
 11,200 Carter Holt Harvey Ltd.                    13
    800 Fisher & Paykel Industries Ltd.             2
  2,218 Fletcher Challenge Building                 4
  2,222 Fletcher Challenge Energy                   7
  5,317 Fletcher Challenge Forests                  3
  4,200 Fletcher Challenge Paper                    6
  3,600 Lion Nathan Ltd.                            9
 11,400 Telecom Corp. of New Zealand Ltd.          52
                                             --------
                                                  105
                                             --------
 NORWAY--0.5%
    400 Aker RGI ASA                                6
    140 Aker RGI ASA, Class B                       2
    300 ASK ASA*                                    3
    300 Bergesen d.y. ASA, Class A                  6
    100 Bergesen d.y. ASA, Class B                  2
  3,600 Christiania Bank Og Kreditkasse            15
  4,200 Den norske Bank ASA                        23
    200 Dyno Industrier ASA                         4
    300 Elkem ASA                                   4
    500 Hafslund ASA, Class A                       3
    200 Hafslund ASA, Class B                       1
    100 Helicopter Services Group ASA               1
    200 Kvaerner ASA                                8
    100 Kvaerner ASA, Class B                       3
    200 Leif Hoegh & Co. ASA                        3
    500 Merkantildata ASA                           7
  1,600 NCL Holdings ASA*                           8
  1,500 Norsk Hydro ASA                            68
    200 Norske Skogindustrier ASA, Class A          6
    100 Norske Skogindustrier ASA, Class B          3
    800 Orkla ASA, Class A                         18
    400 Orkla ASA, Class B                          8
    200 Petroleum Geo-Services ASA*                13
    300 SAS Norge ASA, Class B                      5
    400 Schibsted ASA                               6
    200 Smedvig, Class A                            3
    100 Smedvig, Class B                            2
  1,800 Storebrand ASA*                            17
    300 Tomra System ASA                            9
    100 Unitor ASA                                  2
                                             --------
                                                  259
                                             --------

 Shares Description                                                     Value
-------------------------------------------------------------------------------
 PORTUGAL--0.7%
  1,200 Banco Comercial Portugues S.A. (Registered)                    $     40
    720 Banco Espirito Santo e Comercial de Lisboa S.A. (Registered)         26
    400 Banco Totta & Acores S.A. (Registered)                               15
    500 BPI-SGPS S.A. (Registered)                                           20
    500 Brisa-Auto Estradas de Portugal S.A.                                 23
    500 Cimpor-Cimentos de Portugal SGPS S.A.                                19
    100 Colep-Companhia Portuguesa de Embalagens*                             1
    100 Companhia de Seguros Tranquilidade (Registered)                       3
    100 Corticeira Amorim S.A.                                                2
  2,300 EDP-Electricidade de Portugal S.A.                                   61
    100 EFACEC-Empresa Fabril de Maquinas Electricas S.A.                     1
    100 Engil-SGPS                                                            1
    100 INAPA Investimentos Participacoes e Gestao S.A.                       1
    400 Jeronimo Martins SGPS S.A.                                           18
    700 Portucel Industral-Empresa Produtora de Celulose S.A.                 6
  1,200 Portugal Telecom S.A. (Registered)                                   63
    100 Sociedade de Construcoes Soares da Costa S.A.                         1
    100 Somague-SGPS S.A.                                                     1
    200 Sonae Investmentos-SGPS S.A.                                         12
    100 UNICER-Uniao Cervejeira S.A.                                          2
                                                                       --------
                                                                            316
                                                                       --------
 SINGAPORE--0.6%
  1,000 Chuan Hup Holdings Ltd.                                               0
  3,000 City Developments Ltd.                                               11
  2,000 Comfort Group Ltd.                                                    1
  1,000 Cycle & Carriage Ltd.                                                 3
  3,000 DBS Land Ltd.                                                         3
  9,900 Development Bank of Singapore Ltd.                                   60
  1,000 First Capital Corp. Ltd.                                              1
  1,000 Fraser & Neave Ltd.                                                   3
  2,000 Goldtron Ltd.                                                         0
  2,000 Hai Sun Hup Group Ltd.                                                1
  1,000 Haw Par Brothers International Ltd.                                   1
  1,000 Hotel Properties Ltd.                                                 0
  1,000 Inchcape Marketing Services Ltd.*                                     0
  1,000 Inchape Motors Ltd.                                                   1
  6,000 IPC Corp.                                                             1
  2,250 Keppel Corp. Ltd.                                                     5
  2,400 Lum Chang Holdings Ltd.                                               1
  1,000 NatSteel Ltd.                                                         1
  3,000 Neptune Orient Lines Ltd.                                             1
 14,600 Overseas Chinese Banking Corp. Ltd. (Foreign)                        58
  1,000 Overseas Union Enterprise Ltd.                                        1
    400 Overseas Union Enterprise Ltd. Rights                                 0
  1,000 Parkways Holdings Ltd.                                                2
  1,000 Sembawang Co. Ltd.                                                    2
  1,000 Sembawang Marine and Logistics                                        1
  8,000 Singapore Airlines Ltd.                                              44
  2,104 Singapore Press Holdings Ltd.                                        17

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                                            Value
----------------------------------------------------------------------
  2,000 Singapore Technologies Industrial Corp.               $      2
 17,000 Singapore Telecommunications Ltd.                           24
  1,000 Straits Trading Co. Ltd.                                     1
  4,000 United Industrial Corp. Ltd.                                 1
  7,000 United Overseas Bank Ltd. (Foreign)                         27
  2,000 United Overseas Land Ltd.                                    1
                                                              --------
                                                                   275
                                                              --------
 SPAIN--3.0%
     75 Acerinox S.A.                                               11
  1,550 Autopistas Concesionaria ESP                                25
  4,402 Banco Bilbao Vizcaya S.A.                                  221
  2,380 Banco Central Hispanoamericano                              78
  3,117 Banco Santander S.A.                                       157
    800 Corporacion Bancaria de Espana S.A.                         68
    100 Corporacion Financiera Alba                                 12
    393 Corporacion Mapfre                                          15
    372 Dragados & Construcciones S.A.                              12
    300 Ebro Agricolas Compania de Alimentacion S.A.*                8
    200 El Aguila S.A.*                                              2
    150 Empresa Nacional de Celulosas S.A.                           3
  6,750 Empresa Nacional de Electricidad S.A.                      162
    900 Ercros S.A.*                                                 1
    375 Fomenta de Construcciones S.A.                              19
    975 Gas Natural SDG S.A., Class E                               67
  5,855 Iberdrola S.A.                                              97
    150 Inmobiliaria Metropolitana Vasco Central S.A.                9
    250 Inmobiliaria Urbis S.A.*                                     4
     50 Portland Valderrivas S.A.                                    6
    400 Prosegur CIA de Seguridad S.A. (Registered)                  5
  1,950 Repsol S.A.                                                108
    453 Sarrio S.A.                                                  2
    300 Sociedade General de Aguas de Barcelona S.A.                17
  1,125 Tabacalera S.A., Class A                                    24
  6,101 Telefonica de Espana                                       273
  1,977 Union Electrica Fenosa S.A.                                 25
    350 Uralita S.A.                                                 5
    275 Vallehermoso S.A.                                           11
    150 Viscofan Industria Navarra de Envolturas Celulosica          7
    350 Zardoya Otis S.A.                                           12
                                                              --------
                                                                 1,466
                                                              --------
 SWEDEN--3.1%
  4,300 ABB AB, Class A                                             69
  1,800 ABB AB, Class B                                             29
    800 AGA AB, Class A                                             13
    700 AGA AB, Class B                                             11
    250 Asticus AB*                                                  3
  8,666 Astra AB, Class A                                          174
  2,000 Astra AB, Class B                                           39
    800 Atlas Copco AB, Class A                                     23
    400 Atlas Copco AB, Class B                                     12
    500 Diligentia AB                                                5

 Shares Description                                           Value
---------------------------------------------------------------------
    488 Electrolux AB, Class B                               $     49
    100 Esselte AB, Class A                                         2
    100 Esselte AB, Class B                                         2
  1,500 Fastighets AB Balder                                        0
  2,300 ForeningsSparbanken AB                                     69
    192 Granges AB                                                  4
  1,300 Hennes & Mauritz AB, Class B                               73
    700 Netcom Systems AB, Class B*                                27
    600 Om Gruppen AB                                              12
  1,200 Sandvik AB, Class A                                        36
    500 Sandvik AB, Class B                                        15
    500 Securitas AB, Class B                                      19
  3,105 Skandia Forsakrings AB                                     45
  3,800 Skandinaviska Enskilda Banken, Class A                     63
    700 Skanska AB, Class B                                        33
    400 SKF AB, Class A                                             8
    411 SKF AB, Class B                                             9
  1,700 Stora Kopparbergs Bergslags Aktiebolag,
        Class A                                                    28
    500 Stora Kopparbergs Bergslags Aktiebolag,
        Class B                                                     8
  1,300 Svenska Cellulosa AB, Class B                              36
  1,400 Svenska Handelsbanken, Class A                             59
    100 Svenska Handelsbanken, Class B                              4
    600 Svenskt Stal AB, Class A                                   12
    300 Svenskt Stal AB, Class B                                    6
  3,000 Swedish Match AB                                           11
  3,000 Swedish Match AB Rights*                                    0
 12,600 Telefonaktiebolaget LM Ericsson, Class B                  360
    800 Trelleborg AB, Class B                                     11
    900 Volvo AB, Class A                                          64
  2,000 Volvo AB, Class B                                          28
    500 Wm-Data AB, Class B                                        18
                                                             --------
                                                                1,489
                                                             --------
 SWITZERLAND--8.0%
     55 ABB A.G. (Bearer)*                                         93
     25 ABB A.G. (Registered)                                       9
    110 Adecco S.A.                                                45
     40 Alusuisse-Lonza Holdings A.G. (Registered)                 54
  1,745 Credit Suisse Group (Registered)                          384
     15 Fischer (Georg) A.G. (Registered)                           7
     30 Holderbank Financiere Glarus A.G., (Bearer)                38
     50 Holderbank Financiere Glarus A.G. (Registered)             13
      2 Kuoni Reisen A.G., Category B (Registered)                 11
    280 Nestle S.A. (Registered)                                  601
     60 Novartis A.G. (Bearer)                                    102
    430 Novartis A.G. (Registered)                                729
     11 Roche Holdings A.G. (Bearer)                              182
     51 Roche Holdings A.G. (Genusss)                             525
    100 Sairgroup (Registered)                                     31
     10 Schindler Holding A.G. (Registered)                        18
    510 Schweizerischer Bankverein (Registered)*                  185
     35 SGS Societe Generale de Surveillance Holdings S.A.         53

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1998
(All amounts in thousands, except shares)
(Unaudited)

 Shares Description                                      Value
----------------------------------------------------------------
                INTERNATIONAL EQUITY INDEX PORTFOLIO--CONTINUED
 SWITZERLAND--Continued
     20 SMH A.G. (Bearer)                               $     17
    100 SMH A.G. (Registered)                                 18
    115 Schweizerische Reuckversicherungs-
         Gesellschaft (Registered)                           265
     20 Sulzer (Registered)                                   17
    140 Union Bank of Switzerland (Bearer)                   236
    145 Union Bank of Switzerland (Registered)                49
     25 Valora Holding A.G.                                    7
    310 Zurich Versicherungsgesellschaft (Registered)        194
                                                        --------
                                                           3,883
                                                        --------
 UNITED KINGDOM--19.3%
  9,000 Abbey National PLC                                   160
  1,012 AMEC PLC                                               3
    439 Amstrad PLC                                            0
  2,000 Anglian Water PLC                                     28
  2,000 Argos PLC                                             21
  5,000 Arjo Wiggins Appleton PLC                             20
  6,000 Associated British Foods PLC                          55
 20,311 B.A.T. Industries PLC                                183
  9,933 Barclays PLC                                         265
  1,000 Barratt Developments PLC                               5
  5,158 Bass PLC                                              95
  3,037 BBA Group PLC                                         26
 25,294 BG PLC                                               130
  3,044 BICC Group PLC                                         8
  5,000 Blue Circle Industries PLC                            32
  3,167 BOC Group PLC                                         50
  5,917 Boots Co. PLC                                         89
  1,000 Bowthorpe PLC                                         10
  3,000 BPB PLC                                               21
 12,000 British Aerospace PLC                                106
  7,000 British Airways PLC                                   74
  3,000 British Land Co. PLC                                  33
 37,651 British Petroleum Co. PLC                            552
 11,000 British Sky Broadcasting Group PLC                    77
 13,000 British Steel PLC                                     32
 41,352 British Telecommunications PLC                       431
 21,610 BTR PLC                                               71
  1,000 Burmah Castrol PLC                                    20
 15,000 Cable & Wireless PLC                                 170
  6,510 Cadbury Schweppes PLC                                 99
  3,900 Caradon PLC                                           13
  4,000 Carlton Communications PLC                            32
 29,000 Centrica PLC*                                         47
  5,000 Coats Viyella PLC                                      7
  1,000 Cobham PLC                                            20
  4,000 Commercial Union PLC                                  73
  2,645 Courtaulds PLC                                        20
  1,000 Courtaulds Textiles PLC                                5
  1,000 De La Rue PLC                                          5
  1,000 Delta PLC                                              5
 23,594 Diageo PLC                                           266
  3,000 Electrocomponents PLC                                 28

 Shares Description                                     Value
--------------------------------------------------------------
  3,000 Elementis PLC                                  $     9
  5,137 EMI Group PLC                                       43
  2,020 English China Clays PLC                              8
  4,000 FKI PLC                                             14
 17,618 General Electric Co. PLC                           144
  4,596 GKN PLC                                             68
 23,000 Glaxo Wellcome PLC                                 618
  6,078 Granada Group PLC                                  114
  2,000 Great Portland Estates PLC                           8
  7,000 Great Universal Stores PLC                          99
  5,714 Guardian Royal Exchange PLC                         36
  2,008 Hammerson PLC                                       17
  4,000 Hanson PLC                                          24
  2,000 Hepworth PLC                                         9
 12,235 HSBC Holdings PLC                                  302
  6,117 HSBC Holdings PLC (75P)                            160
  1,000 Hyder PLC                                           16
  2,000 IMI PLC                                             17
  5,000 Imperial Chemical Industries PLC                    95
  1,000 Johnson Matthey PLC                                 10
  4,000 Kingfisher PLC                                      71
  8,000 Ladbroke Group PLC                                  45
  1,000 Laird Group PLC                                      8
  3,522 Land Securities Group PLC                           55
  6,000 LASMO PLC                                           28
  8,000 Legal & General Group PLC                           88
  1,000 Lex Service PLC                                     10
 35,626 Lloyds TSB Group PLC                               517
  1,286 Lonrho PLC                                           6
  1,286 Lonrho Africa PLC*                                   2
  9,070 LucasVarity PLC                                     40
 18,510 Marks & Spencer PLC                                165
  2,000 Marley PLC                                           4
  2,726 MEPC PLC                                            25
  1,000 Meyer International PLC                              7
  9,050 National Grid Group PLC                             56
  8,000 National Power PLC                                  74
  2,000 Next PLC                                            18
  1,000 Ocean Group PLC                                     13
  3,724 Pearson PLC                                         55
  4,014 Peninsular and Oriental Steam Navigation Co.        68
  6,742 Pilkington PLC                                      16
  1,929 Provident Financial PLC                             31
 12,000 Prudential Corp. PLC                               159
  2,000 Racal Electronics PLC                               12
  3,000 Railtrack Group PLC                                 58
  5,215 Rank Group PLC                                      30
  7,832 Reed International PLC                              72
  9,400 Reuters Holdings PLC                               108
  3,000 Rexam PLC                                           15
  6,966 Rio Tinto PLC (Registered)                          87
  2,000 RMC Group PLC                                       38
 10,000 Rolls-Royce PLC                                     48
 10,093 Royal & Sun Alliance Insurance Group PLC           107
  5,610 Royal Bank Scotland Group PLC                       95

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares Description                                  Value
------------------------------------------------------------
  4,000 Rugby Group PLC                             $      9
  7,081 Safeway PLC                                       43
 12,331 Sainsbury (J) PLC                                 97
  1,500 Schroders PLC                                     44
  4,000 Scottish & Newcastle PLC                          56
  8,000 Scottish Power PLC                                72
  9,930 Sears PLC                                         10
  4,000 Sedgwick Group PLC                                10
  3,000 Slough Estates PLC                                19
 36,000 SmithKline Beecham PLC                           390
  2,000 Smiths Industries PLC                             32
  3,000 Southern Electric PLC                             26
  3,000 St. James Place Capital PLC                       17
  6,052 Tarmac PLC                                        12
  3,000 Tate & Lyle PLC                                   24
  3,000 Taylor Woodrow PLC                                11
 14,180 Tesco PLC                                        124
  2,000 Thames Water PLC                                  32
  2,714 Thorn PLC                                          9
  3,000 TI Group PLC                                      29
    565 Transport Development Group PLC                    3
  1,000 Transport Development Group PLC, Class B*          1
  1,556 Unigate PLC                                       17
 20,868 Unilever PLC                                     229
  3,451 United Biscuits Holdings PLC                      15
  4,000 United Utilities PLC                              54
  2,000 Vickers PLC                                        8
  1,000 Viglen Technology PLC                              1
 20,113 Vodafone Group PLC                               221
  4,666 Williams PLC                                      33
  3,036 Willis Corroon                                     8
  1,000 Wilson (Connolly) Holdings PLC                     3
  2,000 Wimpey (George) PLC                                4
  4,000 Wolseley PLC                                      28
  6,000 Zeneca Group PLC                                 244
                                                    --------
                                                       9,364
------------------------------------------------------------
 TOTAL COMMON STOCKS (Cost $41,513)                 $ 45,515
------------------------------------------------------------
 PREFERRED STOCKS--0.8%
 AUSTRALIA--0.1%
 11,466 News Corp. Ltd.                             $     62
  3,600 Star City Holdings Ltd.*                           2
                                                    --------
                                                          64
                                                    --------
 AUSTRIA--0.1%
     12 Bau Holdings A.G.--Vorzug                          1
    193 Bank Austria A.G.--Vorzug                         17
      4 EA-Generali A.G.--Vorzug                           1
                                                    --------
                                                          19
                                                    --------
 FRANCE--0.0%
    100 Casino Guichard--Perrachon S.A.                    5
                                                    --------
 GERMANY--0.6%
     50 Axa Colonia Konzern A.G.--Non Voting               5
     50 MAN A.G.--Vorzug                                  15
    200 Metro A.G.--Vorzug                                 9
  1,400 RWE A.G.--Non Voting                              57
    300 SAP A.G.--Vorzug                                 167
     50 Volkswagen A.G.--Non Voting                       30
                                                    --------
                                                         283
                                                    --------

  Shares/
 Principal
  Amount   Description                                                   Value
-------------------------------------------------------------------------------
 ITALY--0.0%
   6,300   Fiat S.p.A.                                                  $    17
-------------------------------------------------------------------------------
 TOTAL PREFERRED STOCKS (Cost $263)                                     $   388
-------------------------------------------------------------------------------
 CORPORATE BONDS--0.0%
 UNITED KINGDOM--0.0%
           Viglen Technology PLC
      $2   6.938% Due 09/01/00                                          $     4
           Viglen Technology PLC Letters of Entitlement to Litigation
           Notes
       1   4.120% Due 01/01/01                                                0
                                                                        -------
                                                                              4
-------------------------------------------------------------------------------
 TOTAL CORPORATE BONDS (Cost $4)                                        $     4
-------------------------------------------------------------------------------
 OTHER--3.6%
 GERMANY--0.1%
   1,100   WEBS Index Series--Germany                                   $    26
                                                                        -------
 JAPAN--2.0%
 101,900   WEBS Index Series--Japan                                         987
                                                                        -------
 SWITZERLAND--0.4%
  10,600   WEBS Index Series--Switzerland                                   205
                                                                        -------
 UNITED KINGDOM--1.1%
  27,100   WEBS Index Series--United Kingdom                                547
-------------------------------------------------------------------------------
 TOTAL OTHER (Cost $1,991)                                              $ 1,765
-------------------------------------------------------------------------------
 SHORT-TERM INVESTMENT--0.4%
           Marshall & Isley Bank, Grand Cayman
    $207   5.688%Due 06/01/98                                           $   207
-------------------------------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT (Cost $207)                                $   207
-------------------------------------------------------------------------------
 TOTAL INVESTMENTS--98.8%
  (Cost $43,978)                                                        $47,879
-------------------------------------------------------------------------------
 Other assets, less liabilities--1.2%                                       569
-------------------------------------------------------------------------------
 NET ASSETS--100.0%                                                     $48,448
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

*Non-income producing security.

At May 31, 1998 the Portfolio's investments, excluding the short-term investment, were diversified as follows:

Industry/Sector
------------------------------
Banks                    14.8%
Business Services        9.5
Capital Goods            6.4
Consumer Goods          13.9
Consumer Services        3.7
Energy/Utilities        11.8
Financial Services       9.1
Pharmaceuticals/Health   7.7
Multi-Industry           6.1
Raw Materials            6.9
Retail                   4.1
Technology               3.9
Transportation           2.1
------------------------------
Total                   100.0%
------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1998
(All amounts in thousands, except shares)
(Unaudited)


 Shares  Description                                       Value
----------------------------------------------------------------------
                         INTERNATIONAL GROWTH PORTFOLIO
 COMMON STOCKS--92.0%
 FRANCE--15.5%
  21,000 Axa-UAP                                          $  2,390
   9,000 Cie Generale des Eaux                               1,808
  17,000 Elf Aquitaine S.A.                                  2,361
   8,500 Groupe Danone S.A.                                  2,289
   6,000 Lafarge S.A.                                          609
  11,000 Lyonnaise des Eaux--Dumez S.A.                      1,877
  19,000 Paribas                                             1,937
   8,500 Societe Generale                                    1,684
   6,000 Valeo S.A.                                            566
  12,000 Vivendi                                             2,116
                                                          --------
                                                            17,637
                                                          --------
 GERMANY--14.7%
   5,500 Allianz A.G.                                        1,740
  20,000 Deutsche Bank A.G.                                  1,723
  39,000 Hoechst A.G.                                        1,947
   2,800 Karstadt A.G. .                                     1,465
   6,000 MAN A.G.                                            2,390
   2,600 Mannesmann A.G.                                     2,545
   4,000 Munchener Rueckversicherungs-Gesellschaft A.G.      1,818
  18,000 VEBA A.G.                                           1,183
   2,400 Volkswagen A.G.                                     1,948
                                                          --------
                                                            16,759
                                                          --------
 GREECE--3.1%
  12,000 Alpha Credit Bank Athens                            1,253
  28,000 Hellenic Bottling Co. S.A.                            938
  45,000 Hellenic Telecommunication Organization S.A.        1,323
                                                          --------
                                                             3,514
                                                          --------
 IRELAND--1.6%
  30,000 Elan Corp. PLC ADR*                                 1,836
                                                          --------
 ITALY--6.7%
  75,000 Assicurazioni Generali                              2,412
 475,000 Fiat S.p.A.                                         2,128
 350,000 Pirelli S.p.A.                                      1,156
 255,000 Telecom Italia S.p.A.                               1,928
                                                          --------
                                                             7,624
                                                          --------
 JAPAN--11.3%
  85,000 Eisai Co. Ltd.                                      1,128
  42,000 Fuji Photo Film Co.                                 1,422
 180,000 Industrial Bank of Japan Ltd.                       1,104
  23,000 Ito-Yokado Co. Ltd.                                 1,145
 140,000 Kirin Brewery Co. Ltd.                              1,302
     140 Nippon Telegraph & Telephone Corp.                  1,152
  70,000 Pioneer Electronic Corp.                            1,364
 100,000 Sanwa Bank (The) Ltd.                                 876
  95,000 Shiseido Co. Ltd.                                   1,104
 275,000 Sumitomo Realty & Development Co. Ltd.              1,292
  70,000 Uny Co. Ltd.                                        1,056
                                                          --------
                                                            12,945
                                                          --------

  Shares/
 Principal
  Amount   Description                                Value
-----------------------------------------------------------------
 NETHERLANDS--6.4%
   20,000  ING Groep N.V.                            $  1,375
   22,000  Royal Dutch Petroleum Co.                    1,233
   34,000  Unilever N.V. ADR                            2,684
   29,000  Vendex International N.V.                    1,963
                                                     --------
                                                        7,255
                                                     --------
 SOUTH AFRICA--2.0%
   50,000  Liberty Life Association of Africa Ltd.      1,379
   35,000  Nedcor Ltd.                                    937
                                                     --------
                                                        2,316
                                                     --------
 SOUTH KOREA--0.0%
      368  Daewoo Corp.                                     1
                                                     --------
 SPAIN--3.4%
  115,000  Iberdola S.A.                                1,900
   14,500  Telefonica de Espana ADR                     1,950
                                                     --------
                                                        3,850
                                                     --------
 SWEDEN--3.7%
   17,500  Electrolux AB, Series B                      1,743
  110,000  Skandinaviska Enskilda Banken                1,833
   20,000  Volvo AB                                       640
                                                     --------
                                                        4,216
                                                     --------
 SWITZERLAND--7.1%
    7,300  Credit Suisse Group                          1,610
      900  Nestle S.A.                                  1,931
    1,800  Novartis A.G.                                3,053
    2,400  Zurich Versicherungs-Gesellschaft A.G.       1,501
                                                     --------
                                                        8,095
                                                     --------
 UNITED KINGDOM--16.5%
  125,000  Bass PLC                                     2,300
  170,000  Diageo PLC                                   1,918
  240,000  General Electric Co. PLC                     1,965
   25,000  Glaxo Wellcome PLC ADR                       1,348
  130,000  Great Universal Stores PLC                   1,845
  305,000  Ladbroke Group PLC                           1,721
  110,000  National Westminster Bank PLC                2,007
  110,000  Pearson PLC                                  2,014
  330,000  Shell Transport & Trading Co.                2,435
   12,000  Vodafone Group PLC ADR                       1,319
                                                     --------
                                                       18,872
-----------------------------------------------------------------
 TOTAL COMMON STOCKS (Cost $86,289)                  $104,920
-----------------------------------------------------------------
-----------------------------------------------------------------
 SHORT-TERM INVESTMENT--7.3%
           Marshall & Isley Bank, Grand Cayman
 $  8,366    5.688%Due 06/01/98                      $  8,366
-----------------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT
  (Cost $8,366)                                      $  8,366
-----------------------------------------------------------------
 TOTAL INVESTMENTS--99.3%
  (Cost $94,655)                                     $113,286
-----------------------------------------------------------------
 Other assets, less liabilities--0.7%                     843
-----------------------------------------------------------------
 NET ASSETS--100.0%                                  $114,129
-----------------------------------------------------------------
-----------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
At May 31, 1998 the Portfolio's investments, excluding the short-term investment, were diversified as follows:

Industry/Sector
-----------------------------------
Auto                           4.1%
Basic Industry                8.6
Capital Goods                 7.7
Consumer Goods               16.1
Financial Services           20.7
Food & Beverage               6.6
Insurance                     3.4
Pharmaceuticals/Health Care   5.3
Real Estate                   1.1
Retail                        4.3
Technology                   10.6
Other                        11.5
-----------------------------------
Total                        100.0%
-----------------------------------

*Non-income producing security.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1998
(All amounts in thousands, except shares)
(Unaudited)

 Shares  Description                           Value
------------------------------------------------------
                         SMALL COMPANY INDEX PORTFOLIO
 COMMON STOCKS--97.5%
 AGRICULTURE--0.7%
   4,100 DeKalb Genetics Corp.                $    393
   5,153 Delta & Pine Land Co.                     221
   5,700 Dimon, Inc.                                77
   7,000 Longview Fibre Co.                        116
   1,200 Tejon Ranch Co.                            32
                                              --------
                                                   839
                                              --------
 APPAREL--0.5%
   2,500 Converse, Inc.*                            13
   1,900 Donna Karan Intl, Inc.*                    27
   1,200 Fossil, Inc.*                              23
   1,300 Gadzooks, Inc.*                            36
   3,700 Genesco, Inc.*                             48
   1,000 Guess ?, Inc.*                              5
   3,500 Hartmarx Corp.*                            28
   3,050 Kellwood Co.                              101
   1,100 Kenneth Cole Productions, Inc.*            25
   4,700 Nautica Enterprises, Inc.*                137
   1,100 Oshkosh B' Gosh, Inc.                      42
   1,000 Oxford Industries, Inc.                    35
   2,400 St. John Knits, Inc.                       92
   4,300 Tultex Corp.*                              13
   1,350 Unitog Co.                                 31
                                              --------
                                                   656
                                              --------
 BANKING--7.7%
   3,250 Aames Financial Corp.                      47
   1,680 Albank Financial Corp.                     87
   3,350 Amcore Financial, Inc.                     82
   1,300 Anchor Bancorp, Inc.                       55
   1,500 Area Bancshares Corp.                      53
   6,854 Associated Banc-Corp.                     339
     500 Bancfirst Corp.                            24
   5,600 BancorpSouth, Inc.                        119
   1,302 Bank Granite Corp. Club, Inc.              53
   1,800 BankAtlantic Bancorp, Inc.                 25
   2,200 Banknorth Group, Inc.                      80
   1,700 Bay View Capital Corp.                     55
   1,846 Brenton Banks, Inc.                        38
   1,200 BSB Bancorp, Inc.                          38
   1,760 BT Financial Corp.                         48
     200 Capital City Bank Group, Inc.               9
     900 CBT Corp.                                  30
   1,583 Chemical Financial Corp.                   67
   2,108 Chittenden Corp.                           79
   1,925 CitFed Bancorp, Inc.                       95
     800 Citizens Bancshares of Ohio                56
   2,350 Citizens Banking Corp. of Michigan         81
   2,501 CNB Bancshares, Inc.                      116
   4,600 Colonial BancGroup, Inc.                  149
   2,299 Commerce Bancorp, Inc.                    128
   2,354 Commonwealth Bancorp                       56

 Shares  Description                                Value
-----------------------------------------------------------
   1,100 Community Bank System, Inc.               $     37
   5,400 Community First Bankshares                     132
   1,400 CPB, Inc.                                       27
   3,080 Cullen/Frost Bankers, Inc.                     167
   1,350 CVB Financial Corp.                             29
   3,006 Downey Financial Corp.                         100
   1,388 F & M Bancorp                                   56
   2,955 F & M National Corp.                            87
   1,983 Fidelity National Corp.                         66
   1,400 First Citizens Bancshares, Class A.            148
   1,600 First Commercial Bancshares, Inc.               43
   3,200 First Commonwealth Financial Corp.              90
   1,400 First Federal Financial Corp.                   69
   1,181 First Financial Bancshares, Inc.                48
     852 First Financial Corp. of Indiana                44
   2,375 First Midwest Bancorp, Inc. of Illinois        109
   4,695 First Source Bancorp, Inc.                      48
   1,474 First Source Corporation                        53
   1,150 First United Bancshares of Ark                  60
   1,632 First Western Bancorp                           50
   2,250 Firstbank of Illinois Co.                       96
   1,825 Firstbank Puerto Rico*                         102
   2,243 FNB Corp.                                       80
   6,905 Fulton Financial Corp.                         181
   2,000 GBC Bancorp                                     57
   1,100 Hamilton Bancorp, Inc*                          35
   1,110 Hancock Holding Co.                             63
     968 Harleysville National Corp.                     39
   1,550 Heritage Financial Services, Inc.               54
   3,128 Hubco, Inc.                                    110
   4,581 Imperial Bancorp*                              134
   3,364 Imperial Credit Industries, Inc.*               71
     900 Investors Financial Services Corp.              45
   1,800 Irwin Financial Corp.                           49
   7,109 Keystone Financial, Inc.                       277
   1,500 Klamath First Bancorp                           30
   1,900 Liberty Corp.                                   96
   4,494 Magna Group, Inc.                              250
   1,700 Mainstreet Bankgroup, Inc.                      52
   1,100 Merchants New York Bancorp                      44
   3,374 MidAm, Inc.                                     86
   2,300 Mid-America Bancorp                             62
     900 Mississippi Valley Bancshares, Inc.             35
   2,400 National Bancorp of Alaska, Inc.                77
   1,509 National City Bancshares, Inc.                  60
   1,268 National Penn Bancshares, Inc.                  43
   1,270 NBT Bancorp, Inc.                               42
       1 North Fork Bancorporation, Inc                   0
   2,200 Ocean Financial Corp.                           42
   3,819 Old National Bancorp                           183
   1,200 Omega Financial Corp.                           45
   3,731 One Valley Bancorp, Inc.                       131
   1,450 Oriental Financial Group                        62
   1,000 Park National Corp.                             95
  12,068 Peoples Heritage Financial Group, Inc.         272

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                            Value
-------------------------------------------------------
   3,252 Provident Bankshares Corp.            $    102
   2,410 Republic Bancorp, Inc.                      45
   2,900 Riggs National Corp.                        79
   1,700 S & T Bancorp, Inc.                         91
   2,000 Santa Barbara Bancorp                       56
   2,800 Security Capital Corp.                      62
   3,000 Silicon Valley Bancshares*                  98
   1,700 Southwest Bancorporation of Texas*          67
  19,365 Sovereign Bancorp, Inc.                    343
   4,719 St. Paul Bancorp, Inc.                     119
   2,950 Sterling Bancshares, Inc. of Texas          50
   3,200 Stratus Computer, Inc.*                    115
     600 Student Loan Corp.                          29
     300 Sumitomo Bank of California                 11
   3,162 Susquehanna Bancshares, Inc.               117
   2,200 T.R. Financial Corp.                        98
   1,950 Texas Regional Bancshares, Class A          62
   1,900 Triangle Bancorp, Inc.                      55
   2,300 Trust Co. of Jersey City                    63
   3,330 Trustco Bank Corp.                          95
   8,900 Trustmark Corp.                            190
   2,263 UMB Financial Corp.                        124
   4,100 United Bankshares, Inc.                    103
   2,600 Us Trust Corp                              195
     700 USBancorp, Inc.                             56
   3,700 UST Corp.                                  103
   1,900 Vermont Financial Services Corp.            54
   3,800 Webster Financial Corp.                    128
   2,250 Wesbanco, Inc.                              59
   1,600 West Coast Bancorp of Oregon                40
   5,900 Westamerica Bancorp                        182
   1,418 Westcorp, Inc.                              17
   5,800 Westernbank Puerto Rico                     99
   2,875 Whitney Holding Corp.                      158
                                               --------
                                                  9,837
                                               --------
 BITUMINOUS COAL AND LIGNITE SURFACE MINING--
  0.2%
   3,400 Arch Coal, Inc.                             82
   1,000 Nacco Industries, Inc.                     147
                                               --------
                                                    229
                                               --------
 BROKERAGE AND FINANCIAL SERVICES--3.3%
     300 Ameritrade Holdings Corp., Class A*          9
   5,500 Amresco, Inc.*                             186
   5,600 Arcadia Financial, Ltd.*                    42
   2,800 Bank Plus Corporation*                      36
   3,900 Bank United Corp., Class A                 195
     687 BOK Financial Corp.*                        34
     300 Capital Factors Holdings, Inc.*              6
   3,200 Century Business Services, Inc.*            55
   2,500 Cityscape Financial Corp.*                   1
   3,100 CMAC Investment Corp.                      188
   4,625 Commercial Federal Corp.                   154
   5,050 Crawford & Co., Class B                     92
   3,100 Credit Acceptance Corp.*                    32
   6,300 Crimmi Mae, Inc.                            96

 Shares  Description                                 Value
------------------------------------------------------------
   1,800 Dain Rauscher Corp.                        $    102
     700 Delta Financial Corp.*                           12
   1,800 Dime Community Bancorp, Inc.                     52
   4,400 Doral Financial Corp.                            73
     800 Everen Capital Corp.                             41
   1,350 Financial Federal Corp.*                         32
   2,400 First Colorado Bancorp, Inc.                     68
   1,200 First Federal Capital Corp.                      42
     875 First Federal Financial Corp.*                   27
   2,267 First Financial Bancorp                         130
   1,900 First Financial Holdings, Inc.                   44
   1,357 First Indiana Corp.                              34
   1,400 First Republic Bank*                             47
   1,400 First Savings Bank of Washington                 36
   3,600 Firstplus Financial Group*                      144
     700 Flagstar Bancorp, Inc.                           17
     800 Fund American Enterprise Holdings, Inc.         117
   1,500 Grand Premier Financial, Inc.                    25
   2,500 Hambrecht & Quist Group*                         77
   4,806 Harbor Florida Bancorp, Inc.                     59
   1,200 Harris Financial, Inc.                           31
   2,500 HFNC Financial Corp.                             32
   3,700 IMC Mortgage Company*                            49
   3,200 Insignia Financial Group, Inc., Class A*         79
   1,200 Interwest Bancorp, Inc.                          55
     500 Investment Technology Group, Inc.*               14
   2,500 Jefferies Group, Inc.                           115
   3,133 Legg Mason, Inc.                                189
   3,100 Long Beach Financial Corp.*                      36
   3,300 Long Island Bancorp, Inc.                       204
   2,680 McDonald & Co. Investments, Inc.                 80
  21,300 Mercury Finance Co.*                              5
     500 Metris Companies, Inc.                           29
   3,537 Morgan Keegan, Inc.                              81
   3,800 Ocwen Financial Corp.*                           93
   2,500 Pff Bancorp, Inc.*                               49
   6,350 Phoenix Investment Partners, Ltd.                60
   3,200 Pioneer Group, Inc.                              91
   1,800 Queens County Bancorp, Inc.                      79
   4,975 Raymond James Financial, Inc.                   150
   1,400 Reliance Bancorp, Inc.                           53
   1,896 Resource Bancshares Mortgage Group, Inc.         33
   6,000 Roslyn Bancorp, Inc.                            141
   1,600 SEI Corp.                                       107
   1,100 Southern Pacific Funding Corp.*                  17
     700 St. Francis Capital Corp.                        29
     300 Value Line, Inc.                                 13
     770 WFS Financial, Inc.*                              7
   1,500 WSFS Financial Corp.*                            32
                                                    --------
                                                       4,258
                                                    --------
 CHEMICALS, ALLIED PRODUCTS AND PHARMACEUTICALS--
 3.7%
   3,300 Affymetrix, Inc.*                                89
   3,100 Albermarle Corp.                                 75
   2,300 Alberto-Culver Co., Class B                      68

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1998
(All amounts in thousands, except shares)
(Unaudited)

 Shares  Description                        Value
------------------------------------------------------------
                    SMALL COMPANY INDEX PORTFOLIO--CONTINUED
 CHEMICALS, ALLIED PRODUCTS AND PHARMACEUTICALS--
 Continued
   1,700 Algos Pharmaceuticals Corp.*      $     62
   4,600 Alliance Pharmaceutical Corp.*          22
   2,200 Alpharma, Inc., Class A                 48
   1,700 American Safety Razor Co.*              20
   4,100 Amylin Pharmaceuticals, Inc.*           17
   1,300 Andrx Corp.*                            44
   1,000 Aphton Corp.*                           13
     900 Bush Boake Allen, Inc.*                 27
   1,000 Cadus Pharmaceutical Corp.*              6
   5,000 Calgon Carbon Corp.                     53
   1,300 Carbide/Graphite Group*                 42
   3,200 Carter-Wallace, Inc.                    57
   3,900 Cephalone, Inc.*                        41
   1,300 Chemed Corp.                            48
   2,900 Chemfirst, Inc.                         74
   2,900 Cygnus, Inc.*                           27
     666 Del Laboratories, Inc.                  19
   3,200 Dexter Corp.                           132
   1,600 Diagnostic Products Corp.               50
   1,500 Emisphere Technologies, Inc.*           24
   1,900 Fuller (H.B.) Co.                      119
   2,100 GelTex Pharmaceuticals, Inc.*           48
   1,600 General Chemical Group, Inc.            41
   3,300 Geon Co.                                71
   4,400 Georgia Gulf Corp.                     110
   2,300 Guilford Pharmaceuticals, Inc.*         42
   6,100 Hanna (M.A) Co.                        122
   1,766 Herbalife International, Inc.           45
   8,201 ICN Pharmaceuticals, Inc.              354
   4,900 ICOS Corp.*                            103
   3,300 Immunomedics, Inc.*                     17
   4,200 Interneuron Pharamaceuticals*           19
   3,900 Isis Pharmaceuticals, Inc.*             54
   3,200 Jones Medical Industries, Inc.          98
     700 Kos Pharmaceuticals, Inc.*               8
   1,100 Kronos, Inc.*                           39
   1,650 KV Pharmaceutical Co., Class B*         34
   4,500 Lawter International, Inc.              43
   1,300 Learonal, Inc.                          39
   1,571 Life Technologies, Inc.                 54
   3,275 Lilly Industrial, Inc.                  64
   2,800 MacDermid, Inc.                        115
     900 McWhorter Technologies, Inc.*           25
   3,200 Medimmune, Inc.*                       160
   3,900 Millennium Pharmaceuticals*             69
   3,200 Mineral Technologies, Inc.             169
     900 Miravant Medical Technologies*          24
   3,968 Mississippi Chemical Corp.              66
   6,700 NBTY, Inc.*                            117
     500 NCH Corp.                               32
   3,400 NL Industries*                          68
   3,300 Noeprobe Corp.*                         14
   3,100 OM Group, Inc.                         129
   9,825 PSS World Medical, Inc.*               123

 Shares  Description                                     Value
----------------------------------------------------------------
   3,100 Regeneron Pharmaceuticals, Inc.*               $     29
   3,200 Roberts Pharmaceutical Corp.*                        53
   4,900 Schulman (A.), Inc.                                  97
   2,700 Scotts Co.*                                          94
   3,800 Sepracor, Inc.*                                     163
   4,400 Sequus Pharmaceuticals, Inc.*                        50
     800 Sonus Pharmaceuticals, Inc.*                         11
   1,200 Stepan Co.                                           38
   2,600 Techne Corp.*                                        46
   5,800 Terra Industries, Inc.                               59
   3,218 Tetra Tech, Inc.*                                    71
   1,600 Tetra Technologies, Inc.*                            35
   2,700 Transkaryotic Therapies, Inc.*                       81
   1,000 USA Detergents, Inc.*                                14
   1,500 Valhi, Inc.                                          15
   3,600 Vertex Pharmaceuticals, Inc.*                       104
   1,930 WD-40 Co.                                            53
   4,000 Wellman, Inc.                                        96
                                                        --------
                                                           4,802
                                                        --------
 COMMUNICATIONS--5.6%
   1,400 Ackerley Communications, Inc.                        28
     800 Aerial Communications, Inc.*                          5
   4,900 Aliant Communications, Inc.                         114
   2,300 American Mobile Satellite Corp.*                     26
   3,090 American Radio Systems, Corp.                       204
   3,900 ANTEC Corp.*                                         75
     900 BET Holdings, Inc.*                                  56
   2,400 Black Box Corp.*                                     96
     919 Block Drug Co., Inc.                                 40
   2,500 Bowne & Co., Inc.                                   107
   6,924 Brightpoint, Inc.*                                  109
   3,775 Cable Design Technologies Corp.*                     89
   4,300 Cablevision Systems, Class A*                       238
   2,200 California Microwave*                                47
   1,900 Cellstar Corp.*                                      57
   2,250 Cellular Communications International, Inc.*        106
   3,280 Cellular Technical Services, Inc.*                    3
   4,600 Century Communications Corp., Class A*               73
   1,900 CFW Communications Co.                               48
   2,000 CIDCO, Inc.*                                         16
   1,466 Commonwealth Telephone Enterprise*                   44
   6,750 Comsat Corp.                                        235
   1,200 Consolidated Graphics, Inc.*                         61
   1,900 Corecomm, Inc.*                                      40
   1,300 Cox Radio, Inc., Class A*                            55
   1,300 Data Transmission Network Corp.*                     50
   1,150 Davox Corp.*                                         21
   5,700 DSP Communications, Inc.*                           105
   1,400 Echostar Communications, Class A*                    36
   1,200 Emmis Broadcasting Corp., Class A*                   53
     300 Forrester Research, Inc.*                            11
   1,400 General Communications, Inc.*                         8
   4,450 Hawaiian Electric Industries                        170
   3,100 Heftel Broadcasting Corp., Class A*                 117
   3,600 HighwayMaster Communications, Inc.*                  13

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                                      Value
-----------------------------------------------------------------
   1,800 Integrated Circuit Systems*                     $     25
   2,500 Intermedia Communications, Inc.*                     185
   2,300 IXC Communications, Inc.*                            100
   6,700 Jacor Communications, Inc.*                          354
   2,300 Jones Intercable, Inc., Class A*                      49
   6,660 Journal Register Co.*                                132
   2,950 Lamar Advertising Co.*                                94
   4,200 Level One Communications, Inc.*                      112
   2,300 Mail-Well, Inc.*                                     106
   1,700 Mastec, Inc.*                                         35
   5,100 Mcleodusa, Inc., Class A*                            212
   1,700 Media General, Inc.                                   78
   1,100 Metro Networks, Inc.*                                 44
   6,357 Metromedia International Group, Inc.*                 86
   3,933 NTL, Inc.*                                           160
   1,400 Ods Networks, Inc.*                                   10
   4,300 Omnipoint Corp.*                                      88
   1,700 On Command Corp.*                                     23
   3,500 Outdoor Systems, Inc.*                               105
   5,100 P-COM, Inc.*                                          77
   1,200 Pacific Gateway Exchange, Inc.*                       51
   1,498 Park Electrochemical Corp.                            36
   2,400 Paxson Communications Corp.*                          28
   2,000 Periphonics Corp.*                                    20
   2,400 Plantronics, Inc.*                                   110
   2,200 Powertel, Inc.*                                       40
     700 Precision Response Corporation*                        5
   2,100 Primus Telecommunications Group*                      39
   1,000 Quest Communications, Corp.                           35
   4,500 RCN Corporation*                                      97
   1,300 SAGA Communications, Inc.*                            27
   1,000 Sawtek, Inc.*                                         26
   1,100 SFX Broadcasting, Inc., Class A                       83
   2,800 Sinclair Broadcast Group A*                           71
   6,800 Skytel Communications, Inc.*                         154
   1,400 Smartalk Teleservices, Inc.*                          26
   2,200 Snyder Communications, Inc.*                          89
   2,300 TCA Cable TV, Inc.                                   140
   7,400 TCI Satellite Entertainment, Class A*                 42
   4,700 Tel-Save Holdings, Inc.*                              93
   3,600 Telespectrum Worldwide, Inc.*                         31
   1,200 TMP Worldwide, Inc.*                                  31
   1,250 Transaction Network Services, Inc.*                   25
   2,900 True North Communications, Inc.                       92
   3,800 United International Holdings, Inc., Class A*         63
     600 United Television, Inc.                               66
   1,700 United Video Satellite Group, Inc.*                   66
   5,200 Vanguard Cellular Systems, Inc.*                      93
   3,500 Waters Corp.*                                        204
   2,600 West Teleservices Corp.*                              36
   9,700 Western Wireless Corp., Class A*                     179
   3,400 Westwood One, Inc.*                                   91
   4,700 WinStar Communications, Inc.*                        176
   1,200 Woodward Governor Co.                                 35
   1,700 Young Broadcasting Corp.*                             88
                                                         --------
                                                            7,119
                                                         --------

 Shares  Description                                Value
-----------------------------------------------------------
 COMPUTERS AND OFFICE MACHINES--5.2%
     500 Act Manufacturing, Inc.*                  $      4
   2,800 Actel Corp.*                                    36
   3,600 Alliance Semiconductor Corp.*                   17
   3,500 American Business Info., Class B*               44
   5,700 American Management Systems*                   155
     700 Apex Pc Solutions, Inc.*                        18
   1,000 Applied Graphics Technologies*                  48
   1,500 Arqule, Inc.*                                   21
   1,000 Aspect Development, Inc.*                       57
   2,400 Atmi, Inc.*                                     44
   3,700 Auspex Systems, Inc.*                           21
   3,200 Avid Technology, Inc.*                         130
   2,100 Aware, Inc.*                                    23
     700 BA Merchants Services, Inc.*                    13
   3,166 BancTec, Inc.*                                  74
   2,400 BEA Systems, Inc.*                              48
   3,776 Boole & Babbage, Inc.*                          93
   5,500 Borland International, Inc.*                    46
   1,400 BT Office Products International, Inc.*         19
   1,100 CACI International, Inc., Class A*              22
   1,596 Cambrex Corp.                                   89
   2,900 CCC Information Services Group.*                66
     800 CFM Technologies, Inc.*                          9
   8,700 Cirrus Logic, Inc.*                             87
   1,200 Claremont Technology Group*                     24
   1,000 CNET, Inc.*                                     36
   1,000 Complete Business Solutions*                    26
   5,930 Converse Technology, Inc.*                     296
   7,000 Copytele, Inc.*                                 24
   1,200 Cybermedia, Inc.*                                7
   2,700 Cylink Corp.*                                   27
   1,300 Data Dimensions, Inc.*                          18
   6,500 Data General Corp.*                             99
   1,400 Day Runner, Inc.*                               31
     900 Deltek Systems, Inc.*                           19
   1,300 Dialogic Corp.*                                 43
   4,200 Diamond Multimedia Systems, Inc.*               32
     700 Digital Link Corp.*                              6
     600 Dupont Photomasks, Inc.*                        26
   1,200 E* Trade Group, Inc.*                           41
   1,700 Edify Corp.*                                    18
   1,600 Encad, Inc.*                                    17
   1,300 Evans & Sutherland Computer Corp.*              33
   3,000 Exabyte Corp.*                                  29
   1,400 Exar Corp.*                                     32
     600 Factset Research Systems, Inc.*                 19
   2,100 Filenet Corp.*                                 116
   2.200 Fonix Corp.*                                     9
   2,800 Forte Software, Inc.*                           14
   4,400 FTP Software, Inc.*                             12
     700 General Binding Corp.                           24
   3,800 GT Interactive Software Corp.*                  36
   5,400 HMT Technology Corp.*                           63
   2,600 Hyperion Software Corp.*                        84

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1998
(All amounts in thousands, except shares)
(Unaudited)

 Shares  Description                          Value
------------------------------------------------------------
                    SMALL COMPANY INDEX PORTFOLIO--CONTINUED
 COMPUTERS AND OFFICE MACHINES--Continued
     800 I2 Technologies, Inc.*              $     48
   1,500 Indus International, Inc.*                14
   3,500 Industri-Matematik Intl. Corp.*           56
   1,500 Information Management Resources*         34
   4,200 Information Resources, Inc.*              74
   6,000 Intergraph Corp.*                         53
   2,800 International Network Services*           88
   7,400 International Rectifier Corp.*            78
   1,900 Interpool, Inc.                           28
   1,800 Itron, Inc.*                              28
   5,700 Learning Company, Inc.*                  162
   2,000 LHS Group, Inc.*                         116
   2,075 Lycos, Inc.*                             110
   4,500 Macromedia, Inc.*                         71
   1,800 Mastech Corporation*                      34
   1,300 Medical Manager Corp.*                    33
   2,400 Mercury Interactive Corp.*                80
     700 Metro Information Services, Inc.*         23
   1,700 Micro Linear Corp.*                        8
     820 Microprose, Inc.                           4
   1,200 Micros Systems, Inc.*                     71
   1,100 Microtouch Systems, Inc.*                 18
   4,173 Midway Games, Inc.*                       56
   2,900 Mylex Corp.*                              20
   3,900 National Computer Systems, Inc.           95
   2,300 National Techteam, Inc.*                  21
   1,400 Neomagic Corp.*                           21
   3,900 Network Data Process Corp.               136
   2,100 Network Computing Devices*                18
   3,400 Object Design, Inc.*                      18
   1,400 Objective Systems Integrator*             10
   2,500 Open Market, Inc.*                        40
     700 Pegasystems, Inc.*                        15
   2,300 Phoenix Technologies Ltd.*                23
   8,798 Platinum Technology, Inc.*               241
   2,100 Plexus Corp.*                             45
   4,100 PMC-Sierra, Inc.*                        160
   1,400 Proxim, Inc.*                             18
     900 Radiant Systems, Inc.*                    15
     900 Radisys, Inc.*                            24
   1,800 Rambus, Inc.*                             70
  10,685 Rational Software Corp.*                 163
   6,400 Read-Rite Corp.*                          56
   7,200 S3, Inc.*                                 47
   3,700 Safeguard Scientifics, Inc.*             159
   2,700 Sandisk Corp.*                            44
   2,700 Santa Cruz Operation, Inc.*               13
     800 Seachange International, Inc.*             7
   1,500 Semtech Corp.*                            32
   5,900 Sequent Computer Systems, Inc.*           98
   4,000 Shiva Corp.*                              38
   7,848 Siebel Systems, Inc.*                    179
   3,600 SMART Modular Technologies, Inc.*         49
   1,700 Splash Technology Holdings, Inc.*         29

 Shares  Description                              Value
---------------------------------------------------------
     500 Sunquest Information Systems*           $      4
   1,400 Sykes Enterprises, Inc.*                      29
   3,975 Sylvan Learning Systems, Inc.*               121
   2,400 Synetic, Inc.*                               142
   3,550 Technology Solutions Co.*                    107
   2,600 Transition Systems, Inc,*                     52
   2,620 Triarc Cos., Inc., Class A*                   64
   1,700 Trident Microsystems, Inc.*                   12
   2,700 USCS International, Inc.*                     51
   1,900 Walker Interactive Systems*                   30
   1,400 Wall Data, Inc.*                              18
   5,200 Wang Labs, Inc.*                             125
   4,500 Xylan Corp.*                                 109
   2,500 Zebra Technologies Corp.*                     96
   2,300 Zitel Corp.*                                  18
                                                 --------
                                                    6,614
                                                 --------
 CREDIT INSTITUTIONS--0.3%
   3,272 Astoria Financial Corp.                      180
   1,600 IBS Financial Corp.                           30
   1,200 JSB Financial, Inc.                           70
   2,100 Ryland Group, Inc.                            42
                                                 --------
                                                      322
                                                 --------
 ELECTRICAL SERVICES--2.5%
   1,500 Advanced Lighting Technologies, Inc.*         38
   3,150 Black Hills Corp.                             69
   3,200 Cleco Corp.                                   96
   5,900 Checkfree Corp.*                             134
   2,000 CILCORP, Inc.                                 88
  13,725 Conectiv, Inc.*                              281
   2,900 Eastern Utilities Association                 74
   8,700 El Paso Electric Co.*                         83
   2,600 Electroglas, Inc.*                            35
   2,400 Empire District Electric Co.                  49
   2,400 Envoy Corp.*                                 105
  10,370 Interstate Energy Corp.                      312
   2,350 Madison Gas & Electric Co.                    50
   4,700 Minnesota Power & Light Co.                  185
   6,900 Nevada Power Co.                             165
   1,900 Orange & Rockland Utilities, Inc.            102
   1,700 Otter Tail Power Co.                          54
   6,500 PMT Services, Inc.*                          127
   5,700 Public Service Co. of New Mexico             124
   5,300 Rochester Gas & Electric Corp.               163
   4,300 Sierra Pacific Resources                     148
   3,450 SIGCORP, Inc.                                108
   1,500 TNP Enterprises, Inc.                         49
   4,580 Unisource Energy Corp.*                       72
   2,100 United Illuminating Co.                       99
   7,650 Washington Water Power Co.                   165
   3,200 WPS Resources Corp.                          100
   1,550 Yankee Energy System, Inc.                    37
   1,800 Zurn Industries, Inc.                         75
                                                 --------
                                                    3,187
                                                 --------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                               Value
----------------------------------------------------------
 ELECTRONICS AND OTHER ELECTRICAL EQUIPMENT--
  5.7%
     900 ADE Corp.*                               $     14
   2,700 Adtran, Inc.*                                  66
     600 Advanced Energy Industries, Inc.*               9
     975 AFC Cable Systems, Inc.*                       33
   3,400 Allen Telecom, Inc. *                          41
   2,400 Alpine Group, Inc. *                           48
   1,900 Altron, Inc.*                                  21
   4,500 Ametek, Inc.                                  130
   5,600 Ampex Corp.*                                   13
   2,400 Amphenol Corp., Class A*                      131
   2,100 ANADIGICS, Inc.*                               30
   5,100 Anixter International, Inc.*                  103
   3,422 Applied Magnetics Corp.*                       19
   6,800 Aspect Telecommunications, Inc.*              176
   2,100 Associated Group, Inc.*                        74
   3,375 Avant! Corp.*                                  87
   3,693 Baldor Electric Co.                            96
   3,300 Belden, Inc.                                  131
   1,700 Benchmark Electronics, Inc.*                   34
   2,500 Berg Electronics Corp.*                        52
   4,000 BMC Industries, Inc.                           59
   4,875 Burr-Brown Corp.*                             125
     900 C & D Technologies, Inc.                       50
   4,500 C-Cube Microsystems, Inc.*                     88
   2,900 Calpine Corporation*                           52
   5,100 Cellnet Data Systems, Inc.*                    52
   2,500 Central Hudson Gas & Electric                 109
   4,700 Central Maine Power Co.                        90
   4,800 Checkpoint Systems, Inc.*                      85
   1,400 Coherent Communications Systems Corp.*         66
   1,400 Cohu, Inc.                                     43
   2,600 Commonwealth Energy System                     99
   3,100 Credence Systems Corp.*                        65
   1,509 CTS Corp.                                      47
   4,100 Cymer, Inc.*                                   78
     900 Digital Lightwave, Inc.*                        4
   5,500 Digital Microwave Corp.*                       53
   3,700 DII Group*                                     70
   1,100 Dynatech, Corp.*                                4
   6,200 EG&G, Inc.                                    195
   2,168 Electro Rent Corp.*                            52
   1,400 Electro Scientific Industries, Inc.*           47
   1,000 Eltron International, Inc.*                    22
   1,200 Encore Wire Corp.*                             37
   2,300 ESS Technology, Inc.*                          10
   1,600 Essex International, Inc.*                     39
   2,400 Esterline Technologies Corp.*                  52
   2,100 FEI Company*                                   19
   5,578 Flowserve Corporation                         162
   3,600 General Cable Corp.                            95
   2,800 General DataComm Industries, Inc.*             13
   1,300 Geotel Communications Co.*                     35
   8,200 Glenayre Technologies, Inc.*                  126
   4,400 Griffon Corp.*                                 61

 Shares  Description                              Value
---------------------------------------------------------
   1,600 HADCO Corp.*                            $     51
   2,610 Harman International Industries, Inc.        111
   1,600 Holophane Corp.*                              42
   2,800 Hutchinson Technologies, Inc.*                70
   1,400 Imnet Systems, Inc.*                          16
  11,000 Integrated Device Technology, Inc.*          103
   3,000 Inter-Tel, Inc.                               56
   6,900 Interdigital Communications Corp.*            38
   2,100 Intervoice, Inc.*                             28
     500 JPM Company*                                   5
   2,700 Juno Lighting, Inc.                           57
   2,300 Kuhlman Corp.                                 97
     900 Lecroy Corp.*                                 18
   3,300 Lincoln Electric Co.                         146
   2,800 Littelfuse, Inc.*                             64
   2,700 Lojack Corp.*                                 34
   5,300 LTX Corp.*                                    20
   3,700 Magnetek, Inc.*                               63
   4,050 Methode Electronics, Inc., Class A            52
   1,800 Micrel, Inc.*                                 56
   1,100 Moog, Inc., Class A*                          43
   2,800 MRV Communications, Inc.                      65
     800 National Presto Industries, Inc.              32
   1,600 Natural Microsystems Corp.*                   34
   4,000 NexGen Inc.                                   40
   2,200 North Pittsburgh Systems                      35
   2,578 Northwestern Corporation                      62
   2,540 Oak Industries, Inc.*                         89
     400 Optical Cable Corp.*                           4
   4,900 Pagemart Wireless, Inc., Class A*             44
  14,100 Paging Network, Inc.*                        193
   1,200 Perceptron, Inc.*                             15
   5,500 Picturetel Corp.*                             52
   3,837 Pioneer Standard Electronics, Inc.            48
     600 Powerwave Technologies, Inc.*                 12
   3,700 Premisys Communications, Inc.*                92
   2,075 PriCellular Corp.*                            28
   4,400 Ramtron International Corp.*                  18
   3,300 Robotic Vision Systems, Inc.*                 21
   1,700 Rofin-Sinar Technologies, Inc.*               32
   2,600 Sammina Corp.*                               202
   1,900 SDL, Inc.*                                    42
   1,300 Sheldahl, Inc.*                               13
   4,300 Silicon Valley Group, Inc.*                   79
   1,400 Siliconix, Inc.*                              38
   1,000 Sipex Corporation*                            22
   1,500 Spectrian Corp.*                              25
   1,000 Speedfam International, Inc.*                 20
   1,000 SPS Transaction Services, Inc.*               31
   1,200 Standard Motor Products, Inc.*                26
   1,500 Stanford Telecommunications, Inc.*            21
   1,175 Superior Telecom, Inc.                        47
   1,700 Supertex, Inc.*                               18
   2,300 Symetricon, Inc.*                             15
   2,000 Technitrol, Inc.                              81

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1998
(All amounts in thousands, except shares)
(Unaudited)

 Shares  Description                             Value
------------------------------------------------------------
                    SMALL COMPANY INDEX PORTFOLIO--CONTINUED
 ELECTRONICS AND OTHER ELECTRICAL EQUIPMENT--Continued
   1,400 Tekelec*                               $     62
     400 Thermedics Detection, Inc.*                   4
   2,600 Thermedics, Inc.*                            37
     500 Thermo Optek Corp.*                           8
     500 Thermoquest Corporation *                     8
     500 ThermoSpectra Corp.*                          6
   2,250 Thomas Industries, Inc.                      58
   1,200 Triquint Semiconductor, Inc.*                27
   1,700 Triumph Group, Inc.*                         83
   2,700 Ultratech Stepper, Inc.*                     55
   4,700 Uniphase Corp.*                             240
   3,500 Unitrode Corp.*                              46
   2,700 Valence Technology, Inc.*                    16
   1,200 Veeco Instruments, Inc.*                     35
   4,600 Vicor Corp.*                                 72
   2,200 Westell Technologies, Inc., Class A*         22
   2,600 Windmere Corp.*                              82
   1,500 Woodhead Industries, Inc.                    27
   2,800 World Access, Inc.*                          88
     900 Yurie Systems, Inc.*                         32
   4,047 Zenith Electronics Corp.*                     2
   1,400 Zygo Corp.*                                  25
                                                --------
                                                   7,313
                                                --------
 FOOD AND BEVERAGES--1.9%
   4,200 Applebee's International, Inc.              102
   5,700 Bob Evans Farms, Inc.                       121
   1,800 Boston Beer Co., Inc.*                       20
   1,626 California Water Service Co.                 36
   2,100 Canandaigua Wine Company, Inc.*              97
   2,200 Cheesecake Factory, Inc.*                    44
     300 Coca-Cola Bottling Co.                       19
   4,900 Coors (Adolph) Co., Class B                 184
   3,300 Dreyer's Grand Ice Cream, Inc.               84
   3,000 Earthgrains Co.                             158
   1,000 Fine Host Corp.*                              4
   5,200 Fleming Companies, Inc.                      99
   2,500 Great Atlantic & Pac Tea Co.                 80
   5,000 Host Marriott Services Corp.*                71
   1,300 IHOP Corp.*                                  53
   2,500 International Multifoods Corp.               74
   2,500 Lance, Inc.                                  53
   3,300 Landry's Seafood Restaurants, Inc.*          75
   5,100 Lone Star Steakhouse Saloon, Inc.*           86
   3,400 Luby's Cafeterias, Inc.                      63
   1,900 Michael Foods, Inc.                          53
     500 Mondavi (Robert) Corp., Class A*             18
     600 National Beverage Corp.*                      6
   2,650 Papa Johns International, Inc.*             110
   3,150 Rainforest Cafe, Inc.*                       44
   1,300 Rare Hospitality Intl, Inc.*                 16
   6,500 Richfoods Holdings, Inc.                    159
   1,000 Riviana Foods, Inc.                          22
   4,200 Ruby Tuesday, Inc.                           67

 Shares  Description                           Value
------------------------------------------------------
   6,800 Ryan's Family Steak Houses, Inc.*    $     69
   1,850 Sbarro, Inc.*                              54
   6,300 Shoney's Inc.*                             28
   4,200 Smithfield Foods, Inc.*                   113
   2,760 Suiza Foods Corp.*                        161
     700 United Natural Foods, Inc.*                18
   1,400 Worthington Foods, Inc.                    20
                                              --------
                                                 2,481
                                              --------
 FOOD AND MANUFACTURING--0.5%
   1,800 Dominick's Supermarkets, Inc.*             78
   4,878 JP Foodservice                            162
      98 Farmer Bros. Co.                           20
   1,850 Performance Food Group Co.*                35
   4,700 Ralcorp Holding, Inc.*                    100
     900 Sanderson Farms, Inc.                      10
     100 Seaboard Corp.                             27
   3,300 Smucker (J.M.) Co.                         79
     900 TurboChef, Inc.*                            8
   7,000 Universal Foods Corp.                     167
                                              --------
                                                   686
                                              --------
 FURNITURE AND FIXTURES--0.7%
   1,900 Bassett Furniture Industries, Inc.         58
   1,200 Bush Industries, Inc.                      32
   1,900 CORT Business Services Corp.*              74
   3,700 Ethan Allen Interiors, Inc.               186
   7,800 Heilig-Meyers Co.                          94
   5,000 Kimball International, Inc.               123
   1,600 Knoll, Inc.*                               51
   2,100 La-Z-Boy Chair Co.                        107
   3,200 Royal Appliance Manufacturing Co.*         17
   2,075 SLI, Inc.                                  59
   2,100 Triangle Pacific Corp.*                    93
                                              --------
                                                   894
                                              --------
 GENERAL BUILDING CONTRACTORS--1.1%
   1,500 ABT Building Products Corp.*               21
   3,600 AMCOL International Co.                    50
   3,000 Blount, Inc.                               85
   3,158 D. R. Horton, Inc.                         57
   3,500 Eagle Hardware & Garden, Inc.*             64
   4,900 Fairfield Communities, Inc. *             100
   3,900 Fleetwood Enterprises                     156
   5,300 Kaufman & Broad Home Corp.                136
   1,300 N V R, Inc. *                              42
     900 NCI Building Systems, Inc.*                48
   6,350 Oakwood Homes                             173
   2,156 Palm Harbor Homes, Inc.*                   90
   2,100 Pulte Corp.                               112
   4,300 Standard Pacific Corp.                     74
   3,400 Toll Brothers, Inc.*                       88
   1,679 U.S. Home Corp.*                           68
   2,100 Webb (Del E.) Corp.                        51
                                              --------
                                                 1,415
                                              --------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

  Shares  Description                               Value
-----------------------------------------------------------
 GLASS, CLAY AND STONE PRODUCTS--0.7%
      600 Ameron, Inc.                             $     36
    4,100 Ball Corp.                                    162
    1,500 Centex Construction Products, Inc.             57
    4,800 Gentex Corp.*                                 176
    2,300 Medusa Corp.                                  133
    1,290 Mikasa, Inc.                                   16
    2,600 Photronics, Inc.*                              69
      600 Puerto Rican Cement Co.                        32
    3,200 Southdown, Inc.                               210
                                                   --------
                                                        891
                                                   --------
 HEALTH SERVICES--4.4%
    2,700 Access Health Marketing, Inc.*                 69
    2,400 Alternative Living Services*                   65
    1,500 American HomePatient, Inc.*                    25
    4,000 Apogee, Inc.                                   56
    7,400 Apria Healthcare Group, Inc.*                  56
    8,500 Arterial Vascular Engineer*                   263
    2,100 ATL Ultrasound, Inc.*                          95
    1,200 Atria Communities, Inc.*                       21
    2,300 AXYS Pharmaceuticals, Inc.*                    18
    1,200 Barr Labs, Inc.*                               49
    1,200 Bio-Rad Labs, Inc.*                            38
    1,600 Cardiothoracic Systems, Inc.*                   8
    1,200 Carematrix Corporation*                        28
    3,500 Cerner Corp.*                                  90
      900 Closure Medical Corporation*                   23
    1,500 Compdent Corp.*                                22
    1,800 Cooper Companies, Inc.*                        71
    3,400 COR Therapeutics, Inc.*                        58
    7,850 Covance, Inc.*                                166
    5,300 Coventry Health Care Inc.*                     77
    4,800 Creative BioMolecules, Inc.*                   29
    1,800 Curative Health Services, Inc.*                51
    3,094 Enzo Biochem, Inc.*                            40
    2,000 Fuisz Technologies, Ltd.*                      24
   10,800 Gensia, Inc.*                                  46
    3,000 Graham Field Health PDS*                       18
    3,200 Haemonetics Corp.*                             49
    1,743 HealthPlan Services Corp.                      39
    2,200 Heartport, Inc.*                               18
    3,100 Human Genome Sciences, Inc.*                  113
    1,900 I-STAT Corp.*                                  18
    2,800 IDEC Pharmaceuticals Corp.*                    88
    4,700 Idexx Laboratories, Inc.*                     105
      900 IDX Systems Corp.*                             38
   11,300 Imatron, Inc.*                                 31
    2,800 Incyte Pharmaceuticals, Inc.*                 103
    2,200 Inhale Therapeutic Systems*                    73
    5,548 Integrated Health Services                    206
    3,900 Invacare Corp.                                103
      800 Lab Holdings, Inc.                             18
      300 LabOne, Inc.                                    5
    6,800 Laboratory Corp. of American Holdings*         14

 Shares  Description                                 Value
------------------------------------------------------------
   1,200 Landauer, Inc.                             $     34
   4,158 Ligand Pharmaceuticals, Inc.*                    58
   4,200 Magellan Health Services, Inc.*                 113
   3,300 Mariner Health Group, Inc.*                      49
   2,000 Martek Biosciences Corp.*                        25
   2,600 Maxicare Health Plans, Inc.*                     24
   1,700 Medical Resources, Inc.*                          5
   2,200 Medicis Pharmaceutical, Class A*                 90
   1,800 Mediq, Inc                                       25
   1,000 MiniMed, Inc.*                                   50
   1,700 MMI Cos., Inc.                                   38
   1,533 Morrison Health Care, Inc.                       26
   1,300 Myriad Genetics, Inc.*                           26
   4,700 Nabi, Inc.*                                      17
   2,300 National Surgery Centers, Inc.*                  64
   2,800 NCS Healthcare, Inc., Class A*                   81
   2,500 Neurex Corp.*                                    70
   1,700 Neurogen Corp.*                                  29
   4,500 Neuromedical Systems, Inc.*                       7
   8,300 Novacare, Inc.*                                  91
   2,800 Nova Corp.*                                      92
   2,800 Oakley, Inc.*                                    37
   1,900 Oec Medical Systems, Inc.*                       42
   2,600 OIS Optical Imaging Systems, Inc.*                3
     800 Oxigene, Inc.*                                   11
   3,600 Paracelsus Healthcare Corp.*                     11
   1,500 Paragon Health Network, Inc.*                     7
   2,300 PathoGenesis Corp.*                              83
   1,500 Pediatrix Medical Group*                         54
     900 Perclose, Inc.*                                  23
   9,100 Perrigo Co.*                                    100
   3,300 Pharmos Corp.                                    40
     900 PHP Healthcare Corp.*                             8
   2,300 Prime Medical Services, Inc.*                    24
   2,100 Psychemedics Corp.                               12
   4,300 Quest Diagnostics, Inc.*                         93
   3,200 Renal Care Group, Inc.*                         116
   1,100 RES-CARE, Inc.*                                  35
   4,500 Rexall Sundown, Inc.*                           151
     500 RightChoice Managed Care, Inc., Class A*          6
   1,900 Rural/Metro Corp.*                               45
   1,300 Sabratek Corp.*                                  34
   4,700 Safeskin Corp.*                                 165
   2,300 Serologicals Corp.*                              68
   5,880 Sun Healthcare Group, Inc.*                      99
   1,400 Sunrise Assisted Living, Inc.*                   42
   2,500 Thermo Cardiosystems, Inc.*                      56
   2,000 Thermolase Corp.*                                12
   9,472 Total Renal Care Holdings*                      291
     900 Trex Medical Corp.*                              15
   2,000 Triangle Pharmaceuticals, Inc.*                  31
   2,600 Twinlab Corporation*                             97
   1,300 Universal Health Realty Income Trust             25
   2,900 Veterinary Centers of America, Inc.*             55
   2,100 Vical, Inc.*                                     34

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1998
(All amounts in thousands, except shares)
(Unaudited)

 Shares  Description                             Value
------------------------------------------------------------
                    SMALL COMPANY INDEX PORTFOLIO--CONTINUED
 HEALTH SERVICES--Continued
   2,021 Vitalink Pharmacy Services, Inc.*      $     44
   4,800 Vivus, Inc.*                                 44
   4,300 Zila, Inc.*                                  33
                                                --------
                                                   5,587
                                                --------
 HEAVY CONSTRUCTION--0.6%
   2,200 American Residential Services                25
   5,100 Dal-Tile International, Inc.*                71
   1,950 Elcor Corp.                                  52
   1,900 Florida Rock Industries, Inc.                59
   1,400 Giant Cement Holdings, Inc.*                 36
   1,750 Granite Construction, Inc.                   49
   5,903 Lennar Corp.                                156
   1,500 Lone Star Industries, Inc.                  113
     400 Mestek, Inc.*                                 8
   1,891 Morrison Knudsen Corp.*                      22
   1,300 Nortek, Inc.*                                40
   1,400 Republic Group, Inc.                         27
   1,200 Synthetic Industries, Inc.*                  25
   2,200 TJ International, Inc.                       64
   2,500 Watsco, Inc.                                 73
                                                --------
                                                     820
                                                --------
 INDUSTRIAL INSTRUMENTS--2.4%
   3,100 Acuson Corp.*                                59
   2,700 ADAC Laboratories*                           54
   3,000 Alkermes, Inc.*                              66
   1,000 Analogic Corp.                               46
   1,900 Arrow International, Inc.                    66
   4,596 Artesyn Technologies, Inc.*                  75
   4,200 Ballard Medical Products                     94
   2,300 Barnett, Inc.*                               42
   1,600 Biomatrix, Inc.*                             54
   3,900 Buckeye Cellulose Corp.*                     88
   4,900 Cincinnati Milacron, Inc.                   147
   1,800 Circon Corp.*                                25
   2,600 CNS, Inc.*                                   11
   4,700 Cognex Corp.*                                89
   3,300 Coherent, Inc.*                              76
   1,950 Commercial Intertech Corp.                   37
   2,150 CONMED Corp.*                                45
     776 Cubic Corp.                                  23
   2,200 Cytyc Corp.*                                 37
   2,200 Daniel Industries, Inc.                      45
   1,900 Datascope Corp.*                             53
   1,600 Dionex Corp.*                                84
   3,100 Etec Systems, Inc.*                         113
   5,100 Ferro Corp.                                 146
   2,000 Fluke (John) Manufacturing Co., Inc.         64
   3,900 Genrad, Inc.*                                68
   4,100 Gilead Sciences, Inc.*                      133
     775 Hach Co.                                      7
   1,700 Hologic, Inc.*                               36
   3,600 Kennametal, Inc.                            173

 Shares Description                                Value
----------------------------------------------------------
   800  Lunar Corp.*                              $     15
 2,100  Marquette Medical Systems, Inc.*                59
 3,800  Mascotech, Inc.                                 93
 3,564  Mentor Corp.                                    94
   500  Mine Safety Appliances Co.                      36
 2,600  MTS Systems Corp.                               49
 2,500  Physio-Control International Corp.*             53
 1,800  Possis Corp.*                                   20
 4,554  Respironics, Inc.*                              75
 2,300  SangStat Medical Corp.*                         60
 1,700  Staar Surgical Co.*                             21
 1,000  Starrett (L.S.) Co.                             39
 2,500  Sunrise Medical, Inc.*                          39
   900  Tech-Sym Corp.*                                 26
 3,400  Theragenics Corp.*                              95
 2,200  Theratech, Inc.*                                21
 3,200  Trimble Navigation, Ltd.*                       63
   800  Vital Signs, Inc.                               14
 1,196  Watkins-Johnson Co.                             30
 2,200  X-Rite, Inc.                                    30
 1,500  Zoltek Companies, Inc.*                         46
                                                  --------
                                                     3,034
                                                  --------
 INSURANCE SERVICES--4.1%
 1,800  Acceptance Insurance Cos., Inc.*                41
 2,700  Alfa Corp.                                      53
 3,262  Allied Group, Inc.                             137
 1,224  American Annuity Group, Inc.                    30
 2,300  American Heritage Life Investment Corp.         48
 3,200  Amerin Corp.*                                   96
 2,349  Amerus Life Holdings, Class A                   75
 2,800  Argonaut Group, Inc.                            90
 1,700  Baldwin & Lyons, Inc.                           41
 3,200  Berkley (W.R.) Corp.                           150
 1,500  Blanch (E.W.) Holdings, Inc.                    56
 1,600  Capital RE Corp.                               119
 1,200  Capitol Transamerica Corp.                      25
 1,200  Chartwell Re Corporation                        35
   900  Citizens Corporation                            29
 5,000  CNA Surety Corporation*                         81
 2,800  Commerce Group, Inc.                           100
 1,938  Delphi Financial Group, Inc.*                  105
 1,800  Enhance Financial Services Group, Inc.         117
 1,600  Executive Risk, Inc.                           101
 4,600  FBL Financial Group, Inc., Class A*            129
 4,074  FINL Security Assurance Holdings, Inc.         241
 2,150  First American Financial, Corp.                155
 3,100  Foremost Corp. of America                       76
 3,412  Fremont General Corp.                          195
 3,968  Frontier Insurance Group, Inc.                  97
 2,685  Gainsco, Inc.                                   20
 2,400  Gallagher (Arthur J.) & Co.                    104
 1,300  Guarantee Life Companies, Inc.                  35
 1,800  Harleysville Group, Inc.                        44
 3,500  Hartford Life, Class A                         180

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                                      Value
-----------------------------------------------------------------
   5,100 HCC Insurance Holdings, Inc.                    $    109
   1,900 Highlands Insurance Group, Inc.*                      40
   1,800 Hilb, Rogal & Hamilton Co.                            32
   4,050 HSB Group, Inc.                                      178
   3,500 John Alden Financial Corp.                            77
     500 Kansas City Life Insurance Co.                        43
   1,300 Life Reinsurance Corp.                                96
   2,700 Life USA Holding, Inc.*                               44
     600 Markel Corp.*                                        104
     800 Meadowbrook Insurance Group, Inc.                     25
   3,075 Medical Assurance, Inc.*                              85
   2,100 NAC Re Corp.                                          98
     300 National Western Life Insurance Co.*                  34
     600 Nationwide Financial Services, Class A                26
     600 Nymagic, Inc.                                         18
   3,780 Orion Capital Corp.                                  213
     800 Penn Treaty American Corp.*                           25
   3,900 Penncorp Financial Group, Inc.                        86
     900 Philadelphia Consolidated Holding Corporation         21
   1,525 Poe & Brown, Inc.                                     57
   3,600 Presidential Life Corp.                               79
   1,751 PXRE Corp.                                            55
   3,400 Reinsurance Group of America, Inc.                   170
   2,500 Risk Capital Holdings, Inc.*                          62
     865 RLI Corp.                                             45
   1,800 Scpie Holdings, Inc.                                  65
   4,000 Selective Insurance Group, Inc.                      106
   2,200 Sierra Health Services, Inc.*                         82
     850 State Auto Financial Corp.                            27
   1,750 Trenwick Group, Inc.                                  67
   1,900 Triad Guaranty, Inc.*                                 63
   3,520 United Cos. Financial Corp.                           65
   1,050 United Fire & Casualty Co.                            40
   1,200 United Wisconsin Services, Inc.                       37
   1,800 Vesta Insurance Group, Inc.                           95
   1,400 Zenith National Insurance Corp.                       40
                                                         --------
                                                            5,314
                                                         --------
 JEWELRY AND PRECIOUS METALS--0.0%
   2,050 Oneida Ltd.                                           57
                                                         --------
 LEATHER PRODUCTS--0.2%
   2,600 Brown Group, Inc.                                     47
   2,400 Justin Industries, Inc.                               38
     800 Timberland Co.*                                       66
   2,000 Wolverine Tube, Inc.*                                 73
                                                         --------
                                                              224
                                                         --------
 LUMBER AND WOOD PRODUCTS--0.1%
     750 Halter Marine Group, Inc.*                            14
   4,700 Newport News Shipbuilding                            132
   1,900 Pope & Talbot, Inc.                                   26
                                                         --------
                                                              172
                                                         --------

 Shares  Description                              Value
---------------------------------------------------------
 MACHINERY--2.5%
   2,500 Aftermarket Technology Corp.*           $     43
     600 Ag-Chem Equipment Co., Inc.*                   9
   1,200 Alamo Group, Inc.                             20
   1,500 Allied Products Corp.                         32
   1,500 Asyst Technologies, Inc.*                     25
   1,600 Avondale Industries, Inc.*                    45
      91 Bayard Drilling Technologies, Inc.*            1
   1,600 Brown & Sharpe Mfg. Co., Class A*             21
   1,400 Cascade Corp.                                 24
   1,100 Chart Industries, Inc.                        25
   1,600 Columbus Mckinnon Corp.                       47
   1,966 Commercial Metals Co.                         60
   5,300 Donaldson Co., Inc.                          116
   1,000 DT Industries, Inc.                           29
   1,500 Excel Industries, Inc.                        30
     568 Franklin Electric Co., Inc.                   39
   3,300 FSI International, Inc.*                      38
   1,650 Gardner Denver Machinery, Inc.*               45
   1,300 Gleason Corp.                                 38
   3,200 Global Industrial Technologies, Inc.*         54
   2,645 Graco, Inc.                                   92
   2,400 Helix Technology Corp.                        43
     900 Hirsch International Corp., Class A*           9
   4,025 IDEX Corp.                                   149
   5,500 Imation Corp.*                               100
   2,700 Indentix, Inc.*                               19
   2,500 Integrated Process Equipment Corp.*           35
   2,300 Ionics, Inc.*                                103
   6,300 JLG Industries, Inc.                         111
   4,700 Kaydon Corp.                                 185
   3,400 Kulicke & Soffa Industries, Inc.*             58
   1,300 Lindsay Manufacturing Co.                     60
   2,425 Manitowoc Co., Inc.                           99
   7,100 Marine Drilling Co., Inc.*                   134
   8,600 Mentor Graphics Corp. *                       95
   3,100 Modine Manufacturing Co.                     105
   4,525 Mohawk Industries, Inc.*                     137
   2,000 Nordson Corp.                                 91
   2,100 Omniquip International, Inc.                  46
   1,500 Osmonics, Inc.*                               22
     599 Pilgrims Pride Corp.                          10
   3,000 Regal-Beloit Corp.                            98
   1,148 Robbins & Myers, Inc.                         34
   4,300 Roper Industries, Inc.                       143
   1,600 Specialty Equipment Cos., Inc.*               35
   1,600 SPX Corp.*                                   111
   3,300 TBC Corp.*                                    27
   1,700 Terex Corp.*                                  52
   1,100 Thermadyne Holdings Corp.                     38
   1,700 Thermo Fibertek, Inc.*                        20
   2,625 Titan International, Inc.                     51
   1,800 Toro Co.                                      63
     600 Tractor Supply Co.*                           14
   4,700 Varco International, Inc.*                   122
                                                 --------
                                                    3,252
                                                 --------

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1998
(All amounts in thousands, except shares)
(Unaudited)

 Shares  Description                              Value
------------------------------------------------------------
                    SMALL COMPANY INDEX PORTFOLIO--CONTINUED
 MANUFACTURING--GENERAL--1.2%
     600 Bacou U.S.A., Inc.*                     $     11
   2,980 Brady (W.H.) Co.                              86
   1,200 Chase Industries, Inc.*                       37
     900 Consolidated Cigar Holdings, Inc.*            12
   1,230 Comnet Corp                                   38
   2,350 Cuno, Inc.*                                   48
   1,000 DBT Online, Inc.*                             22
   5,400 First Brands Corp.                           134
   7,100 Furniture Brands International, Inc.*        209
   2,400 General Cigar Holdings, Inc.*                 24
   3,600 Hayes Lemmerz International, Inc.*           141
   2,700 Hexcel Corp.*                                 74
   2,100 Innovex, Inc.                                 39
     600 Insilico Corp.*                               26
   5,600 Kemet Corp.*                                  90
     900 Matthews International Corp., Class A         45
   4,100 Polymer Group, Inc.*                          49
   1,300 Rockshox, Inc.*                                6
   2,300 Samsonite Corp.*                              66
   2,700 Scott Technologies, Inc.*                     40
   2,200 Seattle Filmworks, Inc.*                      19
     700 Simpson Manufacturing Co.*                    28
   1,500 Toy Biz, Inc.*                                15
   2,400 Tracor, Inc.*                                 95
     600 Tremont Corp.*                                34
     600 Trigen Energy Corp.                            8
   1,600 U. S. Can Corporation*                        27
     500 Wesley Jessen Visioncare*                     14
   2,100 Westinghouse Air Brake Co.                    58
   2,500 Wireless Telecom Group, Inc.*                  9
                                                 --------
                                                    1,504
                                                 --------
 MERCHANDISE--GENERAL--0.8%
   1,900 Action Performance Companies, Inc.*           53
     500 Aep Industries, Inc.*                         14
   4,000 American Pad & Paper Co.*                     27
   3,200 Amerisource Corp.*                           174
   3,600 Central Garden & Pet Co.*                    106
   2,600 Church & Dwight Co., Inc.                     79
   1,300 Cross (A.T.) Co.                              15
   2,800 Department 56, Inc.*                         103
   1,500 Henry Schein, Inc.                            58
   1,300 Hunt Corp.                                    30
   5,200 Jostens, Inc.                                131
   2,500 Libbey, Inc.                                  98
   3,900 Playtex Products, Inc.*                       56
   2,700 Silgan Holdings, Inc.*                        90
                                                 --------
                                                    1,034
                                                 --------
 METAL MINING--0.2%
   1,500 Cleveland Cliffs, Inc.                        79
   3,200 Coeur D'Alene Mines Corp.*                    28
   4,117 Getchell Gold Corp.*                          78

 Shares  Description                               Value
----------------------------------------------------------
   7,900 Hecla Mining Co.*                        $     40
   2,600 Stillwater Mining Co.*                         63
                                                  --------
                                                       288
                                                  --------
 METAL PRODUCTS--1.0%
   1,100 Alltrista Corp.*                               28
   8,100 Amax Gold, Inc.                                26
   3,200 Applied Industrial Tech, Inc.                  75
   2,500 Aptargroup, Inc.                              162
   1,500 Barnes Group, Inc.                             45
     950 Butler Manufacturing Co.                       33
   2,900 Century Aluminum Company                       44
   1,000 Citation Corp.*                                19
   3,450 Clarcor, Inc.                                  79
   2,100 Commonwealth Industrial, Inc.                  31
   5,000 Equitable Resources                           143
   2,200 Material Sciences Corp.*                       22
   1,300 Maverick Tube Corp. *                          20
   4,500 Miller Industries, Inc.*                       32
   1,700 NN Ball & Roller, Inc.                         20
     600 Penn Engineering & Manufacturing Corp.         14
   2,000 Quanex Corp.                                   62
     800 Ryerson Tull, Inc., Class A*                   17
   1,400 Shaw Group, Inc.*                              34
     600 Special Metals Corp.*                          10
   1,428 SPS Technologies, Inc.*                        84
   2,400 Titanium Metals Corporation*                   58
   2,600 Watts Industries, Inc., Class A                61
   2,800 Wyman-Gordon Co.*                              56
   1,800 Zero Corp.                                     52
                                                  --------
                                                     1,227
                                                  --------
 MINING, QUARRYING OF NONMETALLIC MINERAL--0.1%
   2,200 Cliff's Drilling Co.*                          91
   2,100 RMI Titanium Corp.*                            45
   2,400 Zeigler Coal Holding Co.                       44
                                                  --------
                                                       180
                                                  --------
 MISCELLANEOUS INVESTING INSTITUTIONS--1.6%
   5,724 BRE Properties, Inc.                          152
   3,400 Burnham Pacific Properties, Inc.               48
   8,075 Capstead Mortgage Corp.                       147
   6,304 Champion Enterprises, Inc.*                   170
   1,200 Corus Bankshares, Inc.                         51
   6,000 Franchise Finance Corp                        156
  10,700 Geotek Communications, Inc.*                    4
   2,508 Horizon Group, Inc.                            28
   3,200 Hospital Properties Trust                     100
   4,400 IRT Property Co.                               50
     700 John Nuveen and Company, Inc.                  26
   3,800 Koger Equity, Inc.                             67
   3,800 LTC Properties, Inc.                           76
   2,159 MAF Bancorp, Inc.                              82
   4,300 Meridian Industrial Trust, Inc.               100
   5,600 Merry Land & Investment Co., Inc.             124
   2,000 MGI Properties, Inc.                           49

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                                     Value
----------------------------------------------------------------
   1,136 Mid Atlantic Medical Services, Inc.*           $     39
     800 PEC Israel Economic Corp.*                           18
   1,404 Peoples First Corp.                                  48
   4,300 Reckson Associates Realty Corp.                     107
   2,000 Redwood Trust, Inc.                                  47
   1,900 Seacor Holdings, Inc.*                              111
   4,000 Smith, (Charles E.) Residential Realty, Inc.        130
   1,700 Trans Financial Bancorp, Inc.                        91
                                                        --------
                                                           2,021
                                                        --------
 NATURAL GAS TRANSMISSION--1.1%
   4,150 Atmos Energy Corp.                                  128
   1,900 Bay State Gas Co.                                    72
   1,300 Colonial Gas Co.                                     37
   1,500 Connecticut Energy Corp.                             44
   1,200 CTG Resources, Inc.                                  28
   2,700 Eastern Enterprises                                 108
   3,700 Energen Corp.                                        75
  14,200 Kelley Oil and Gas Corp.*                            32
   2,500 Laclede Gas Co.                                      62
   1,600 NUI Corp.                                            39
   3,700 Oneok, Inc.                                         145
   4,176 Piedmont Natural Gas Co.                            132
   3,500 Primark Corp.*                                      117
   2,850 Public Service Co. of North Carolina, Inc.           61
   4,600 UGI Corp.                                           116
   6,000 Washington Gas Light Co.                            156
   2,600 Wicor, Inc.                                         119
                                                        --------
                                                           1,471
                                                        --------
 OIL AND GAS--2.8%
   7,800 AGL Resources, Inc.                                 156
     800 Aquila Gas Pipeline Corp.                            12
   1,500 Atwood Oceanics, Inc.*                               78
   4,340 Barrett Resources Corp.*                            151
   1,200 Belco Oil & Gas Corp.*                               12
   4,200 Benton Oil & Gas Co.*                                44
   2,500 Berry Petroleum Co.                                  36
   3,800 Brown (Tom), Inc.*                                   64
   3,200 Cabot Oil & Gas Corp.                                65
   2,800 Calmat Co.                                           70
     700 Carbo Ceramics, Inc.                                 24
   8,454 Chesapeake Energy Corp.                              36
   3,700 Coho Energy, Inc.*                                   31
   3,500 Comstock Resources, Inc.*                            35
   4,900 Cross Timbers Oil Co.                                85
   3,100 Devon Energy Corp.                                  114
   2,000 Forcenergy, Inc.*                                    37
   4,000 Forest Oil Corp.*                                    58
  10,200 Grey Wolf, Inc.*                                     40
  15,500 Harken Energy Corp.*                                 83
   1,200 Houston Exploration Company*                         25
   2,200 HS Resources, Inc.*                                  32
   3,300 Indiana Energy, Inc.                                102
   5,600 Input/ Output, Inc.*                                123
   3,600 KCS Energy, Inc.                                     43

 Shares  Description                             Value
--------------------------------------------------------
   2,600 Key Energy Group, Inc.*                $     43
   4,776 Meridian Resource Corp.*                     34
   7,000 National-Oilwell, Inc.*                     245
   2,600 New Jersey Resources                         93
   1,450 North Carolina Natural Gas                   34
   3,300 Northwest Natural Gas Co.                    91
   2,900 Nuevo Energy Co.*                            94
   4,714 Ocean Energy, Inc.*                          95
   3,300 Oceaneering International, Inc.*             71
   9,800 Parker Drilling Co.*                         83
   3,200 Patterson Energy, Inc.*                      36
   1,400 Pennsylvania Enterprises, Inc.               36
   2,400 Plains Resources, Inc.*                      46
   2,800 Pool Energy Services Co.*                    57
   6,300 Pride International, Inc.*                  141
   5,100 Quaker State Corp.                           86
     900 Rutherford-Moran Oil Corp.*                  18
   1,987 Semco Energy, Inc.                           34
   4,300 Snyder Oil Corp.                             83
   1,120 South Jersey Industries                      31
   1,279 Southern Union Company*                      34
   3,900 Southwest Gas Corp.                          85
   3,600 Southwestern Energy Company                  38
   1,600 St Mary Land & Exploration                   44
   2,320 Swift Energy Co.*                            42
   4,600 Titan Exploration, Inc.*                     37
   6,100 Tuboscope Vetco International Corp.*        138
   3,700 Unit Corp.*                                  29
   4,700 Vintage Petroleum, Inc.                      85
   3,000 Western Gas Resources, Inc.                  49
                                                --------
                                                   3,588
                                                --------
 ORDNANCE AND ACCESSORIES--0.0%
   2,800 Sturm Ruger & Co., Inc.                      52
                                                --------
 OTHER SERVICES--1.9%
   1,100 Abacus Direct Corp.*                         55
   3,300 ADR Information Services, Inc.*              85
   7,850 Acnielsen Corp.*                            203
     800 Administaff, Inc.*                           33
   2,400 Apac Teleservices, Inc.*                     22
   1,200 Applied Analytical Industries, Inc.*         12
   2,700 Budget Group, Inc., Class A*                 80
   1,500 Caribiner Intl., Inc.*                       33
   1,100 Central Parking Corp.                        49
     300 Christiana Companies*                        12
     900 CKS Group, Inc.*                             18
   1,800 Coinmach Laundry Corp.*                      44
   1,400 Computer Learning Centers*                   24
   4,507 Concentra Managed Care, Inc.*               105
   1,300 Education Management Corp.*                  46
     900 Firearms Training Systems*                    4
   4,000 FPA Medical Management, Inc.*                18
   3,600 Franklin Covey Co.*                          72
   2,350 Kelly Services, Inc., Class A                86
   1,700 Layne Christensen Co.                        24

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1998
(All amounts in thousands, except shares)
(Unaudited)

 Shares  Description                               Value
------------------------------------------------------------
                    SMALL COMPANY INDEX PORTFOLIO--CONTINUED
 OTHER SERVICES--Continued
   1,500 McGrath Rentcorp                         $     31
  10,600 Medaphis Corp.*                                80
   1,600 Medquist, Inc.*                                70
   1,500 Memberworks, Inc.*                             41
   1,200 Metzler Group, Inc.*                           34
   2,100 Moneygram Payment Systems, Inc.*               35
   1,000 National Processing, Inc.*                     10
     850 NCO Group, Inc.*                               19
   6,900 Ogden Corp.                                   197
   1,300 Pixar, Inc.*                                   56
   1,200 Profit Recovery Group International*           29
   1,400 Rental Service Corp.*                          36
   2,900 Rollins, Inc.                                  60
      24 Score Board, Inc.                               0
   1,500 Service Experts, Inc.*                         47
   1,100 Sovran Self Storage, Inc.                      30
   2,100 Staffmark, Inc.*                               77
     850 Strayer Education, Inc.                        30
     600 Superior Consultant Holdings*                  25
   2,900 Trico Marine Services, Inc.*                   57
   5,800 Trigon Healthcare, Inc.*                      197
   1,400 U S Rentals, Inc.*                             45
     600 Vincam Group, Inc.*                            12
   1,400 Wackenhut Corrections Corp*                    34
   5,100 Walter Industries, Inc.*                       98
   1,300 Whittman-Hart, Inc.*                           53
                                                  --------
                                                     2,428
                                                  --------
 PAPER PRODUCTS--0.7%
   2,700 Chesapeake Corp.                               96
   1,700 Deltic Timber Corp.                            47
   7,400 Gaylord Container Corp.*                       62
   2,000 Greif Bros. Corp.                              73
  10,227 Paragon Tarade Brands, Inc.*                  157
   5,932 Paxar Corp.*                                   73
   4,970 Rock-Tenn Co.                                  73
   2,300 Schweitzer-Mauduit International, Inc.         76
   3,150 Shorewood Packaging Corp.*                     44
   1,700 Universal Forest Products, Inc.                29
   6,391 Wausau Paper Mills Co.                        137
                                                  --------
                                                       867
                                                  --------
 PERSONAL SERVICES--0.5%
   5,950 Bristol Hotel Co.*                            158
   2,600 Catalina Marketing Corp.*                     118
   2,000 CPI Corp.                                      51
   1,300 Equity Corp. International*                    31
   2,650 G & K Services, Inc.                          103
   3,700 Glatfelter (P.H) Co.                           60
   2,659 Marcus Corp.                                   47
   4,000 Red Roof Inns, Inc.*                           71
   1,300 Unifirst Corp.                                 33
                                                  --------
                                                       672
                                                  --------

 Shares  Description                                 Value
------------------------------------------------------------
 PETROLEUM PRODUCTS--0.4%
   3,000 Lomak Petroleum, Inc.                      $     36
   2,756 Louis Dreyfus Natural Gas Corp.*                 48
   4,500 Newfield Exploration, Inc.*                     101
   8,760 Newpark Resources, Inc.*                        159
   1,700 RPC, Inc.*                                       22
   3,200 Seitel, Inc.*                                    54
   1,600 Stone Energy Corp.*                              57
   3,900 Tesoro Petroleum Corp.*                          75
                                                    --------
                                                         552
                                                    --------
 PRINTING AND PUBLISHING--1.1%
   1,750 American Business Products, Inc.                 39
   6,100 American Media, Inc., Class A*                   39
   2,400 Big Flower Press Holdings, Inc.*                 74
     800 CSS Industries, Inc.*                            26
     900 Devon Group, Inc.*                               52
   1,300 Express Scripts, Inc.*                          100
   2,400 Gibson Greetings, Inc.*                          57
   3,900 Golden Books Family Entertainment, Inc.*         31
   4,500 Harland (John H.) Co.                            81
   4,200 Houghton Mifflin Co.                            144
   2,900 Marvel Entertainment Group*                       1
   2,275 McClatchy Newspapers, Inc., Class A              68
   1,908 Merrill Corp.                                    43
   1,550 Nelson (Thomas), Inc.                            20
   1,700 New England Business Service, Inc.               55
   2,500 Playboy Enterprises, Inc.*                       45
   1,466 Pulitzer Publishing Co.                         130
   1,900 Scholastic Corp.*                                76
   1,900 Standard Register Co.                            69
   6,700 Topps, Inc.*                                     28
     400 Waverly, Inc.                                    16
   1,900 Wiley (John) & Sons, Inc.                       103
   5,200 World Color Press, Inc.*                        154
                                                    --------
                                                       1,451
                                                    --------
 PROFESSIONAL SERVICES--6.0%
   2,320 ABM Industries, Inc.                             64
   6,000 Acclaim Entertainment, Inc.*                     39
   2,000 Activision, Inc.*                                20
   4,900 Acxiom Corp.*                                   106
     500 Advent Software, Inc.*                           18
   3,225 Advo, Inc.                                       81
   5,200 Affiliated Computer Services, Inc.*             173
   2,000 Alternative Resources Corp.*                     41
   1,800 AMERCO*                                          59
   4,400 American Oncology Resources, Inc.*               56
   3,211 Analysts International Corp.                     94
   1,600 Arbor Software Corp.*                            55
   3,000 Aspen Technologies, Inc.*                       134
   4,100 Banta Corp.                                     130
   1,600 Barra, Inc.*                                     33
   3,200 BE Aerospace, Inc.*                              92
   2,000 Bell & Howell Co.*                               54
   4,600 Billing Information Concepts*                   107

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                                   Value
--------------------------------------------------------------
   3,600 Bisys Group, Inc.*                           $    134
   1,600 BRC Holdings, Inc.*                                30
   3,000 Broderbund Software, Inc.*                         48
   1,400 CDI Corp.*                                         52
   2,900 Ciber, Inc.*                                       93
   5,250 Citrix Systems, Inc.*                             274
   3,100 Clarify, Inc.*                                     38
   1,900 ClinTrials Research, Inc.*                         10
   3,700 Computer Horizons Corp.*                          124
   2,500 Computer Task Group, Inc.                          79
   3,500 CSG Systems International, Inc.*                  150
   1,500 Documentum, Inc.*                                  71
   3,700 Employee Solutions, Inc.*                          15
   1,400 Fair Isaac & Co.                                   51
   2,800 Gerber Scientific, Inc.                            71
   7,200 Global Industries Ltd.*                           153
     100 Grey Advertising, Inc.                             45
   2,400 HA-LO Industries, Inc.*                            74
   3,975 Harbinger Corp.*                                   93
   1,700 HCIA, Inc.*                                        14
   1,750 Henry (Jack) & Associates, Inc.                    57
   2,500 HNC Software, Inc.*                                86
     778 Holly Corp.                                        21
   1,200 IKOS Systems, Inc.*                                 7
   2,000 Inacom Corp.*                                      65
   3,200 Infocus Systems*                                   25
   1,400 Inso Corp.*                                        19
   2,300 Integrated Systems Consulting Group, Inc.*         43
   5,500 Interim Services, Inc.*                           160
   3,200 Intersolv, Inc.*                                   46
     400 Intevac, Inc.*                                      4
   1,100 Iron Mountain, Inc.*                               46
     650 ITT Educational Services, Inc.*                    19
   1,300 JDA Software Group, Inc.*                          59
   1,600 Landstar Systems, Inc.*                            54
   1,400 Learning Tree International, Inc.*                 22
   4,700 Legato Systems, Inc.*                             135
   2,300 Manugistics Group, Inc.*                           65
   1,900 May & Speh, Inc.*                                  32
   3,900 Metamor Worldwide, Inc.                           117
   3,950 MDU Resources Group, Inc.                         132
   3,200 National Health Investors, Inc.                   113
   1,950 National Instruments Corp.*                        65
   3,100 Network Equipment Technologies, Inc.*              49
   1,550 Nichols Research Corp.*                            37
   2,100 Nimbus CD International, Inc.*                     23
   2,000 Norrell Corp.                                      45
   5,400 Oak Technology, Inc.*                              30
   1,500 On Assignment, Inc.*                               51
   4,700 Orthodontic Centers of America, Inc.*             100
   3,500 Personnel Group of America, Inc.*                  71
   2,700 PhyMatrix Corp.*                                   25
   5,000 Physician Computer Network, Inc.                    8
   3,400 Physician Reliance Network, Inc.                   38
   4,300 Physician Resource Group, Inc.*                    22
   1,050 Pinkertons, Inc.*                                  22

 Shares  Description                                 Value
------------------------------------------------------------
   2,100 Policy Management Systems Corp.*           $    173
   3,100 Pre-Paid Legal Services, Inc.*                  110
   3,100 Premiere Technologies, Inc.*                     74
   1,600 Progress Software Corp.*                         52
   1,400 Project Software & Development, Inc.*            32
   2,200 Protein Design Labs, Inc.*                       55
   5,100 PSINET, Inc.*                                    55
   3,000 Remedy Corp.*                                    48
   4,813 Romac International, Inc.*                      136
   1,000 Sapient Corp.*                                   45
   6,800 Sitel Corp.*                                     43
   5,700 Sotheby's Holdings, Inc., Class A               131
     900 SPSS, Inc.*                                      20
   4,700 Structural Dynamics Research Corp.*             119
   4,750 System Software Associates, Inc.*                35
   4,600 Systems & Computer Technology Corp.*            118
   3,000 Systemsoft Corp.*                                 6
   2,300 Telxon Corp.                                     76
     650 Thermo Ecotek Corporation*                       10
     565 Thermo TerraTech, Inc.*                           3
   1,350 Thermotrex Corp.*                                27
   6,200 Vanstar Corp.*                                   90
   1,400 Vantive Corp.*                                   38
   3,100 Veritas DGC, Inc.*                              161
   5,513 Veritas Software Corp.*                         222
   2,800 Viasoft, Inc.*                                   43
   1,900 VideoServer, Inc.*                               16
   3,200 Visio Corp.*                                    150
   1,500 VISX Corp.*                                      74
   1,200 Volt Information Sciences, Inc.*                 37
   1,897 Wackenhut Corp.                                  42
   2,925 Wind River Systems*                              97
   3,300 Xircom, Inc.*                                    52
   3,300 Yahoo!, Inc.*                                   361
   1,400 Zoran Corp.*                                     16
                                                    --------
                                                       7,655
                                                    --------
 REAL ESTATE--6.6%
   1,100 Alexandria Real Estate                           35
   3,100 Amercian General Hospitality Corporation         74
   3,100 American Health Properties, Inc.                 86
   1,612 American Homestar Corp.*                         34
   2,000 AMLI Residential Properties                      45
   6,341 Apartment Investment & Management Co.           247
   5,100 Arden Realty Group, Inc.                        140
   1,800 Associated Estates Realty Corp.                  34
   5,400 Avalon Properties, Inc.                         152
   1,000 Avatar Holdings, Inc.*                           27
   3,400 Bay Apartment Communities, Inc.                 125
   3,100 Bedford Property Investors                       60
   5,100 Berkshire Realty, Inc.                           62
   1,300 Boykin Lodging Company                           28
   3,303 Bradley Real Estate Trust                        69
   5,933 Camden Property Trust                           181
   2,500 Capstone Capital Corp.                           58

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1998
(All amounts in thousands, except shares)
(Unaudited)

 Shares  Description                                Value
------------------------------------------------------------
                    SMALL COMPANY INDEX PORTFOLIO--CONTINUED
 REAL ESTATE--Continued
   2,200 Castle & Cooke, Inc.*                     $     42
   2,200 CB Commercial Real Estate Services*             74
   3,200 CBL & Associates Properties, Inc.               79
   2,400 Centerpoint Properties Corp.                    81
   3,700 Chateau Communities, Inc.                      110
   2,100 Chelsea GCA Realty, Inc.                        84
   6,600 Choice Hotels Intl., Inc.*                      99
   3,100 Colonial Property Trust                         94
   4,100 Commercial Net Lease Realty                     66
  12,400 Cornerstone Properties, Inc.                   217
   5,100 Cornerstone Realty Income Trust                 60
   3,400 Cousins Properties, Inc.                       104
   3,800 Crown American Realty Trust                     38
   3,300 Developers Diversified Realty Corp.            129
   6,600 Dynex Capital, Inc.                             79
   2,300 Eastgroup Properties                            46
   5,100 Equity Inns, Inc.                               73
   2,000 Essex Property Trust, Inc.                      65
   3,300 Excel Legacy Corp.*                             17
   3,200 Excel Realty Trust, Inc.                        87
   5,400 Federal Realty Investment Trust                134
   4,400 FelCor Suite Hotel, Inc.                       152
   5,000 First Industrial Realty Trust                  155
   4,300 First Union Real Estate                         47
     900 Forest City Enterprises, Inc.                   51
   3,200 Gables Residential Trust                        89
   4,800 General Growth Properties, Inc.                178
   1,162 Getty Realty Corp.                              25
   4,300 Glenborough Realty Trust, Inc.                 121
   3,400 Glimcher Realty Trust                           71
   2,000 Great Lakes REIT, Inc.                          37
   2,800 Grubb & Ellis Co.*                              34
   4,200 Health Care Property Investors, Inc.           148
   3,500 Health Care REIT, Inc.                          90
   2,400 Healthcare Realty Trust                         68
   6,600 Highwoods Properties, Inc.                     218
   1,300 Home Properties of New York, Inc.               35
   1,700 Impac Mortgage Holdings, Inc.                   27
   7,000 Indymac Mortgage Holdings, Inc.                166
   3,800 Innkeepers USA Trust                            53
   2,600 Irvine Apartment Communities, Inc.              78
   2,800 JDN Realty Co.                                  91
   2,200 JP Realty, Inc.                                 50
   3,100 Kilroy Realty Corp.                             81
   7,300 Liberty Property Trust                         193
   3,800 LNR Property, Inc.                              98
   3,500 Macerich Co.                                    95
   6,800 Mack-Cali Realty Corp.                         245
   3,300 Manufactured Home Communities, Inc.             82
     700 Maxxam, Inc.*                                   41
   7,000 Mid-America Apartment Communities, Inc.         91
   3,300 Mills Corp.                                     81
   1,800 National Golf Properties, Inc.                  54
   5,900 Nationwide Health Properties, Inc.             142

 Shares  Description                                   Value
--------------------------------------------------------------
   2,800 Ocwen Asset Investment Corp.                 $     48
   2,200 Pacific Gulf Properties, Inc.                      48
   1,100 Pennsylvania Real Estate Investmentt Trust         26
   4,468 Post Properties, Inc.                             184
   4,000 Prentiss Properties Trust                         102
   1,900 PRI Automation, Inc.*                              39
   1,800 Price Enterprises, Inc.                            32
   1,700 Price REIT, Inc.                                   81
   3,900 Prime Retail, Inc.                                 51
   3,800 Realty Income Corporation                         101
   3,500 Regency Realty Corp.                               86
   2,900 RFS Hotel Investors, Inc.                          58
   1,400 Saul Centers, Inc.                                 24
   3,900 Shurguard Storage Centers, Inc.                   112
   2,100 Storage Trust Realty                               51
   3,800 Storage USA, Inc.                                 141
   3,100 Summit Property, Inc.                              62
   2,400 Sun Communities, Inc.                              81
   5,400 Sunstone Hotel Investors, Inc.                     78
   1,000 Tanger Factory Outlet Center                       31
   5,000 Taubman Centers, Inc.                              68
   2,800 Thornburg Mortgage Asset Corp.                     39
   2,300 Town & Country Trust                               38
   2,900 Trinet Corporate Realty Trust                     101
   2,500 Urban Shopping Centers, Inc.                       83
   2,200 Walden Residential Properties, Inc.                53
   5,100 Washington Real Estate Investment Trust            90
   2,500 Weeks Corp.                                        80
   2,500 Western Investment Real Estate Trust               34
   2,300 Winston Hotels, Inc.                               28
                                                      --------
                                                         8,472
                                                      --------
 RECREATIONAL AND LEISURE SERVICES--1.8%
     600 AMC Entertainment, Inc.*                           11
     900 Anchor Gaming*                                     82
   4,300 Ascent Entertainment Group, Inc.*                  55
   2,700 Authentic Fitness Corp.                            49
   6,500 Aztar Corp.*                                       46
   5,100 Boyd Gaming Corp.*                                 34
   3,400 Capstar Hotel Company*                             99
   1,300 Carmike Cinemas, Inc.*                             34
   1,300 Coleman Co., Inc.*                                 25
     500 Dover Downs Entertainment                          15
   2,500 Enesco Group Inc.                                  76
   1,950 Family Golf Centers, Inc.*                         51
   5,000 Florida Panthers Holdings, Inc.*                   97
   2,600 Galoob (Lewis) Toys, Inc.*                         29
     800 GC Cos., Inc.*                                     40
   4,700 Grand Casinos*                                     83
   2,800 Hollywood Park, Inc.*                              36
   2,100 Homestead Village, Inc.*                           32
   3,400 Interstate Hotels Company*                        110
   2,017 K2, Inc.                                           40
   2,300 Lydall, Inc.*                                      40
   7,000 Malibu Entertainment Worldwide*                    18

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                                         Value
--------------------------------------------------------------------
   1,700 North Face, Inc.*                                  $     42
   2,700 Panavision, Inc.*                                        71
   1,000 Penn National Gaming, Inc.*                               9
     800 Penske Motorsports, Inc.*                                26
   1,700 Premier Parks, Inc.*                                     90
   1,100 Primadonna Resorts, Inc.*                                19
   5,600 Prime Hospitality Corp.*                                100
     700 Quintel Entertainment, Inc.*                              4
   2,400 Rio Hotel & Casino, Inc.*                                52
   3,200 Sabre Group Holdings, Inc.*                             112
   1,300 Scientific Games Holdings Corp.*                         27
   1,100 SFX Entertainment, Inc.*                                 49
   2,400 Showboat, Inc.                                           74
   2,300 Signature Resorts, Inc.*                                 36
   1,200 Skyline Corp.                                            35
   1,500 Sodak Gaming, Inc.*                                       9
   1,800 Speedway Motorsports, Inc.*                              47
   3,100 Spelling Entertainment Group, Inc.*                      29
   3,000 Station Casinos, Inc.*                                   45
   1,500 Suburban Lodges of America*                              24
   2,333 Sunburst Hospitality Corp.*                              16
   1,500 Ticketmaster Group, Inc.*                                41
   3,200 Trump Hotels and Casino Resorts, Inc.*                   27
   5,600 United States Satellite Broadcasting Comp. Inc.*         54
   3,800 Vail Resorts, Inc.*                                     110
     900 Vistana, Inc.*                                           19
   1,200 West Marine, Inc.*                                       23
     600 White River Corp.*                                       54
   2,900 WMS Industries, Inc.*                                    13
                                                            --------
                                                               2,359
                                                            --------
 RESEARCH AND CONSULTING SERVICES--1.0%
   4,900 Advance Tissue Science, Inc.*                            45
   4,200 Agouron Pharmaceuticals, Inc.*                          143
   6,800 Bio-Technology General Corp.*                            58
   4,100 Columbia Laboratories, Inc.*                             35
     275 Computer Management Sciences, Inc.*                       7
   6,500 Cytogen Corp.*                                            7
   1,800 Dames & Moore, Inc.                                      23
     700 Data Processing Resources Corp.*                         20
   3,100 Jacobs Engineering Group, Inc.*                         100
   5,400 Liposome Technology, Inc.*                               33
   2,400 Mycogen Corp.*                                           57
   2,100 NeoPath, Inc.*                                           27
   2,950 NFO Research, Inc.*                                      50
   1,900 OHM Corp.*                                               26
   3,956 Organogenesis, Inc.*                                    100
   3,000 Parexel International Corp.*                             90
   2,445 Pharmaceutical Product Development, Inc.*                52
   2,160 Renaissance Worldwide, Inc.*                             41
   5,400 Scios-Nova, Inc.*                                        51
   1,400 Spacelabs Medical, Inc.*                                 23
   1,000 Stone & Webster, Inc.                                    41
   4,550 Summit Technology, Inc.*                                 24

 Shares  Description                                 Value
------------------------------------------------------------
   7,700 Symantec Corp.*                            $    184
   3,500 U. S. Bioscience, Inc.*                          33
                                                    --------
                                                       1,270
                                                    --------
 RETAIL--5.3%
     775 99 Cents Only Stores*                            30
   2,200 Aaron Rents, Inc.                                43
   1,000 Abercrombie & Fitch Co., Class A*                42
     370 Alexander's, Inc.*                               33
     800 Amazon Com., Inc.*                               70
   4,100 Americredit Corp.*                              134
   3,200 Ames Department Stores, Inc.*                    79
   3,700 AnnTaylor Stores, Inc.*                          81
   4,312 Apple South, Inc.                                57
   9,400 Best Buy, Inc.*                                 307
   5,100 BJ'S Wholesale Club, Inc.                       201
   8,950 Brinker International, Inc.*                    195
     800 Brylane, Inc.*                                   38
     600 Buckle, Inc.*                                    31
   6,540 Buffets, Inc.*                                  107
   2,880 Burlington Coat Factory Warehouse*               58
   3,500 Cash America International, Inc.                 59
  15,300 Charming Shoppes, Inc.*                          77
   2,200 Circuit City Stores, Inc.*                       21
   6,310 CKE Restaurants, Inc.                           200
   6,250 Claire's Stores, Inc.                           117
   2,100 Cole National Corp.*                             81
   3,028 Consolidated Products, Inc.*                     60
   1,300 Cost Plus, Inc. of California*                   38
     700 Cross-Continent Auto Retailer*                    6
     400 Delia's, Inc.*                                    9
   2,400 Dress Barn, Inc*                                 69
   1,900 Einstein/Noah Bagel Corp.*                        9
   2,400 Fabri-Centers of America, Inc., Class A*         71
   5,000 Fedders Corp.                                    31
   6,300 Fingerhut Cos., Inc.                            185
   5,600 Foodmaker, Inc.*                                 94
   3,900 Footstar, Inc.*                                 172
   1,500 Friedmans, Inc., Class A*                        29
   2,600 Garden Ridge Corp.*                              45
   1,340 Genovese Drug Stores, Class A                    27
   2,200 Global Directmail Corp.*                         45
     900 Goody's Family Clothing, Inc.*                   43
   2,200 Guitar Center, Inc.*                             58
   3,500 Gymboree Corp.*                                  55
   3,000 Hancock Fabrics, Inc.                            40
   4,200 Hollywood Entertainment Corp.*                   44
   4,800 Homebase, Inc.*                                  42
   1,000 Ingles Markets, Inc.                             12
   3,250 Just For Feet, Inc.*                             71
   2,100 Lands' End, Inc.*                                68
   3,600 Linens 'N Things, Inc.*                         116
   4,100 Longs Drug Stores, Inc.                         124
   1,975 Men's (The) Warehouse, Inc.*                     84
   3,300 Michael's Stores, Inc.*                          99

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1998
(All amounts in thousands, except shares)
(Unaudited)

 Shares  Description                            Value
------------------------------------------------------------
                    SMALL COMPANY INDEX PORTFOLIO--CONTINUED
 RETAIL--Continued
   5,000 Micro Warehouse, Inc.*                $     87
   3,200 National Media Corp.*                        4
   2,123 Natures Sunshine Products, Inc.             49
   1,300 NPC International, Inc.*                    16
   1,700 Nu Skin Asia Pacific, Class A*              44
   1,800 O'Reilly Automotive, Inc.*                  58
   1,950 Pacific Sunwear California*                 87
   1,600 Paul Harris Stores*                         20
   2,950 Petco Animal Supplies, Inc.*                57
   9,252 Pier I Imports, Inc.                       222
  10,425 Proffitt's, Inc.*                          409
   2,300 Regis Corp.                                 64
   2,200 Renters Choice, Inc.*                       58
  14,500 Service Merchandise Co., Inc.*              31
   2,000 Shopko Stores, Inc.*                        70
   2,150 Showbiz Pizza Time, Inc.*                   76
   2,550 Sonic Corp.*                                53
   2,300 Spiegel, Inc., Class A*                     12
   4,500 Sports Authority, Inc.*                     68
   3,600 Stage Stores, Inc.*                        168
   2,500 Stein Mart, Inc.*                           39
   6,800 Stride Rite Corp.                           90
   7,900 Sunglass Hut International*                 96
   1,000 Syms Corp.*                                 15
   1,700 Talbots, Inc.                               48
   2,300 The Finish Line, Class A*                   54
  18,083 U S Office Products Co.*                   306
   1,200 Ugly Duckling Corp.*                        10
   2,100 United Auto Group, Inc.*                    43
   1,400 Urban Outfitters, Inc.*                     23
   2,900 Valmont Industries, Inc.                    58
   1,400 Value City Department Stores, Inc.*         25
   1,600 Wet Seal, Inc.*                             48
   3,500 Whole Foods Market, Inc.*                  192
   5,400 Williams-Sonoma, Inc.*                     149
   1,600 Wilmar Industries, Inc.*                    39
   4,800 Zale Corp.*                                148
                                               --------
                                                  6,843
                                               --------
 RUBBER AND PLASTICS--0.6%
   1,900 ACX Technologies, Inc.*                     43
   3,600 Carlisle Cos., Inc.                        174
   2,000 Foamex International, Inc.                  31
   2,600 Furon Co.                                   41
     600 Liqui-Box Corp.                             25
   1,994 Myers Industries, Inc.                      42
   2,100 O'Sullivan Corp.*                           31
   1,100 Rogers Corp.*                               42
   3,300 Sola International, Inc.*                  130
   1,800 Spartech Corp.                              40
   1,100 Tredegar Industries, Inc.                   95
   1,900 West Co., Inc.                              56
                                               --------
                                                    750
                                               --------

 Shares  Description                            Value
-------------------------------------------------------
 SANITARY SERVICES--0.5%
  13,700 Allied Waste Industries, Inc.*        $    363
   2,200 Centennial Cellular Corp.*                  77
  34,720 Laidlaw Environment Services, Inc.*        134
   2,900 Superior Services, Inc.*                    89
                                               --------
                                                    663
                                               --------
 SERVICE INDUSTRY MACHINERY--0.2%
   3,400 Applied Power, Inc.                        116
   1,500 Scotsman Industries, Inc.                   43
   1,200 Tennant Co.                                 51
   2,743 Wynn's International, Inc.                  57
                                               --------
                                                    267
                                               --------
 SOCIAL SERVICES--0.2%
     347 Berlitz International, Inc.*                 9
   3,700 DeVry, Inc.*                               147
   2,818 Omega Healthcare Investors, Inc.            97
                                               --------
                                                    253
                                               --------
 STEEL PRODUCTS--1.2%
   1,700 Acme Metals, Inc.*                          13
   6,900 AK Steel Holdings, Inc.                    128
   1,300 Amcast Industrial Corp.                     28
  13,700 Armco, Inc.*                                74
   4,300 Birmingham Steel Corp.                      60
   2,200 Brush Wellman, Inc.                         53
   2,900 Carpenter Technology Corp.                 154
     700 Curtiss Wright Corp.                        29
     500 Gibraltar Steel Corp.*                      11
   2,000 IMCO Recycling, Inc.                        38
   2,700 Intermet Corp.                              52
   2,600 J & L Specialty Steel, Inc.                 18
   3,400 Kaiser Aluminum Corp.*                      35
   3,200 Lone Star Technologies, Inc.*               61
   2,200 Lukens, Inc.                                70
   4,800 Mueller Industries, Inc.*                  149
   3,100 National Steel Corp., Class B               49
   3,200 Oregon Steel Mills, Inc.                    77
   1,550 Reliance Steel & Aluminum Co.               59
   1,000 Rouge Industries, Inc., Class A             12
     700 Shiloh Industries, Inc.*                    15
   1,700 Standex International Corp.                 51
   5,000 Steel Dynamics, Inc.*                       97
   2,900 Texas Industries, Inc.                     172
   3,200 Transmontaigne Oil Co.*                     52
                                               --------
                                                  1,557
                                               --------
 TEXTILES--0.6%
   2,600 Albany International Corp.                  75
   7,800 Burlington Industries, Inc.*               137
   3,500 Cone Mills Corp.*                           33
   1,100 Culp, Inc.                                  19
     600 Fab Industries, Inc.                        16
   1,700 Galey & Lord, Inc.*                         42
   3,197 Guilford Mills, Inc.                        86

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                                Value
-----------------------------------------------------------
   3,000 Interface, Inc.                           $    117
   3,500 Phillips-Van Heusen                             45
     700 Pillowtex Corp.                                 33
   2,000 Quiksilver, Inc.*                               38
   4,100 Ruddick Corp.                                   73
   1,800 Springs Industries, Inc.                       101
                                                   --------
                                                        815
                                                   --------
 TRANSPORTATION PARTS AND EQUIPMENT--1.9%
   3,600 AAR Corp.                                       95
   1,300 Alliant Techsystems, Inc.*                      84
   3,050 Arctic Cat, Inc.                                28
   3,000 Arvin Industries, Inc.                         111
   2,300 Aviall, Inc.*                                   34
   1,200 Banner Aerospace, Inc.*                         14
   1,800 Borg Warner Automotive, Inc.*                   40
   2,000 Breed Technologies, Inc.                        38
   2,200 Coachmen Industries, Inc.                       52
   8,700 Collins & Aikman Corp.*                         61
   1,100 Copart, Inc.*                                   20
   1,200 Detroit Diesel Corp.*                           29
     900 Ducommun, Inc.*                                 29
   2,200 Eaton Vance Corp.                               99
   2,400 Exide Corp.                                     43
   2,100 Fairchild Corp.*                                41
   5,500 Federal-Mogul Corp.                            325
   4,500 Gencorp, Inc.                                  134
   1,800 Huffy Corp.                                     27
   2,400 OEA, Inc.                                       41
   4,500 Orbital Sciences Corp.*                        184
   3,600 Polaris Industries, Inc.                       126
   2,400 Remec, Inc.*                                    34
   3,300 Rohr, Inc.                                      14
   7,600 Rollins Truck Leasing Corp.                     91
   1,200 Sequa Corp.*                                    83
   2,300 Simpson Industries, Inc.                        32
   1,600 Smith (A.O.) Corp.                              81
   2,425 Standard Products Co.                           71
   4,500 Stewart & Stevenson Services, Inc.              93
   2,900 Superior Industries International, Inc.         84
     883 Thor Industries, Inc.                           24
   2,200 Tower Automotive, Inc.*                        103
   2,900 Wabash National Corp.                           75
   1,200 Walbro Corp.*                                   12
   2,000 Winnebago Industries, Inc.                      22
                                                   --------
                                                      2,474
                                                   --------
 TRANSPORTATION SERVICES--2.1%
   4,250 Air Express International Corp.                110
   6,800 Airborne Freight Corp.                         253
   1,200 Airnet Systems, Inc.*                           28
   5,800 Airtran Holdings, Inc.*                         42
   2,500 Alaska Air Group, Inc.*                        116
   3,000 American Freightways, Inc.*                     34
   5,430 American West Holdings Corp.*                  154
   2,900 Arnold Industries, Inc.                         45

 Shares  Description                                     Value
----------------------------------------------------------------
   3,100 Asa Holdings, Inc.                             $    122
   1,200 Atlas Air, Inc.*                                     42
   1,800 Circle International Corp., Inc.                     49
   2,500 Coach USA, Inc.*                                    107
   3,200 Consolidated Freightways Corp.*                      47
   1,500 Covenant Transportation, Inc., Class A*              24
   1,100 Eagle USA Airfreight, Inc.*                          36
   3,300 Expeditors International of Washington, Inc.        132
     400 Florida East Coast Industries                        50
   3,100 Fritz Companies, Inc.*                               40
   6,700 Greyhound Lines, Inc.*                               42
   2,239 Heartland Express, Inc.*                             49
   3,100 Hunt (J.B.) Transportation Services, Inc.            93
   1,700 Hvide Marine, Inc., Class A*                         26
   3,700 Kirby Corp.*                                         79
     500 Kitty Hawk, Inc.*                                     9
     900 Knight Transportation, Inc.*                         17
   1,300 M.S. Carriers, Inc.*                                 39
   1,650 Mesaba Holdings, Inc.*                               36
   2,025 Midwest Express Holdings, Inc.*                      58
   2,600 Motivepower Industries, Inc.*                        72
   3,100 Offshore Logistics, Inc.*                            63
   5,600 OMI Corp.*                                           51
   3,900 Overseas Shipholding Group, Inc.                     75
   2,900 Pittston Burlington Group                            51
   1,800 Roadway Express, Inc.                                34
   2,850 Swift Transportation Co., Inc.*                      63
   7,300 Trans World Airlines, Inc.*                          76
   3,550 US Freightways Corporation                          112
   3,812 Werner Enterprises, Inc.                             72
   2,100 Xtra Corp.                                          110
   3,800 Yellow Corp.*                                        71
                                                        --------
                                                           2,729
                                                        --------
 WATER SUPPLY--0.4%
   1,100 Aquarion Co.                                         37
   3,425 Culligan Water Technologies, Inc.*                  191
   4,700 E'Town Corp.                                        102
   3,333 Philadelphia Suburban Corp.                          66
   1,260 Southern California Water Co.                        27
   3,852 United Water Resources, Inc.                         62
                                                        --------
                                                             485
                                                        --------
 WHOLESALE--1.1%
   1,000 Aviation Sales Company*                              38
   1,600 Bindley Western Industries, Inc.                     57
   3,400 Caraustar Industries, Inc.                          104
   7,200 Casey's General Stores, Inc.                        102
   1,656 Castle (A. M.) & Co.                                 37
   1,000 CDW Computer Centers, Inc.*                          41
   4,300 CHS Electronics, Inc.*                               85
   3,200 Compucom Systems, Inc.*                              23
   1,400 Daisytek International Corp.*                        35
   1,200 Discount Auto Parts, Inc.*                           31
   4,600 Handleman Co.                                        56
   1,900 Hughes Supply, Inc.                                  64

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1998
(All amounts in thousands, except shares)
(Unaudited)


 Shares  Description                                    Value
---------------------------------------------------------------
                    SMALL COMPANY INDEX PORTFOLIO--CONTINUED
 WHOLESALE--Continued
   2,800 Kaman Corp.                                   $     51
   3,900 Kent Electronics Corp.*                             82
     900 Lawson Products, Inc.                               24
   2,400 Marshall Industries*                                74
   2,450 Microage, Inc.*                                     33
   1,600 Nash-Finch Co.                                      27
   3,600 Owens & Minor, Inc. Holdings Co.                    43
   2,950 Patterson Dental Co.*                               96
   1,500 Russ Berrie & Co., Inc.                             38
   1,500 Smart & Final, Inc.                                 28
   2,200 United Stationers, Inc.*                           131
   2,100 VWR Corp.*                                          60
                                                       --------
                                                          1,360
---------------------------------------------------------------
 TOTAL COMMON STOCKS (Cost $100,810)                   $125,290
---------------------------------------------------------------
 RIGHTS--0.0%
      76 Alpha 1 Biomedicals, Inc. Rights*             $      0
   1,650 Metrocall, Inc. Variable Rights*                     0
     213 Omega Worldwide Rights*                              0
---------------------------------------------------------------
 TOTAL RIGHTS (Cost $0)                                $      0
---------------------------------------------------------------
 WARRANTS--0.0%
     248 Coram Healthcare Corp., Exp. 7/11/99*         $      0
   1,366 IMC Global, Inc., Exp. 01/10/00*                     5
     350 Milicom American Satellite Corp.,
         Exp. 06/30/99*                                       0
     213 NTN Communications, Inc., Exp. 07/11/98*             0
      57 Perkin Elmer Corp., Class G, Exp. 02/18/01*          0
---------------------------------------------------------------
 TOTAL WARRANTS (Cost $5)                              $      5
---------------------------------------------------------------
 OTHER INVESTMENTS--0.0%
   2,000 Escrow CFS Group, Inc.*                       $      0
   1,400 Escrow Millicom, Inc.*                               0
     900 Escrow Northeast Bancorp, Inc.*                      0
   2,790 Escrow Statesman Group, Inc.*                        0
   1,420 Escrow Strawbridge & Clothier*                       0
   1,700 Escrow Takecare, Inc.*                               0
   1,000 Escrow WCI Steel, Inc.*                              0
---------------------------------------------------------------
 TOTAL OTHER INVESTMENTS (Cost $0)                     $      0
---------------------------------------------------------------

 Principal
  Amount   Description                            Value
---------------------------------------------------------
 U.S. GOVERNMENT OBLIGATION--0.0%
           U.S. Treasury Bill #
 $    74   4.82% Due 06/25/98                    $     74
---------------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGATION
  (Cost $74)                                     $     74
---------------------------------------------------------
 SHORT-TERM INVESTMENT--2.2%
           Marshall & Isley Bank, Grand Cayman
 $ 2,775   5.688%Due 06/01/98                    $  2,775
---------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT (Cost $2,775)       $  2,775
---------------------------------------------------------
 TOTAL INVESTMENTS--99.7%
  (Cost $103,664)                                $128,144
---------------------------------------------------------
 Other assets, less liabilities--0.3%                 377
---------------------------------------------------------
 NET ASSETS--100.0%                              $128,521
---------------------------------------------------------

--------------------------------------------------------------------------------

OPEN FUTURES CONTRACTS:
              Number of Contract Contract  Contract  Unrealized
    Type      Contracts  Amount  Position Expiration    Loss
---------------------------------------------------------------
RUSSELL 2000      10     $2,282    Long    06/19/98    $(111)
---------------------------------------------------------------

*Non-income producing security.
#Securities pledged to cover margin requirements for open futures contracts.

See accompanying notes to financial statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 1998
(All amounts in thousands, except net asset value per share)
(Unaudited)

                                                                                                    Small
                                    Diversified   Equity    Focused   International International  Company
                          Balanced    Growth      Index     Growth    Equity Index     Growth       Index
                          Portfolio  Portfolio  Portfolio  Portfolio    Portfolio     Portfolio   Portfolio
-----------------------------------------------------------------------------------------------------------
ASSETS:
Investments in
 securities, at cost       $43,937   $101,684   $  779,318 $ 97,762      $43,978      $ 94,655    $103,664
-----------------------------------------------------------------------------------------------------------
Investments in
 securities, at value      $55,208   $165,471   $1,224,617 $128,384      $47,879      $113,286    $128,144
Cash and foreign
 currencies                     12         --            1        1          369            --           1
Receivables:
 Dividends and interest        348        151        1,937       89          129           137          94
 Foreign tax reclaims           --         --           --       --           43           225          --
 Fund shares sold              218         13        1,225       22           --             3         323
 Investment securities
  sold                         298        715           --    1,084           --         3,764          --
 Administrator                  --          7            8        6           34            --          --
Deferred organization
 costs, net                      1         --           --        1           14            12          --
Other assets                    16          9           16        8           17             1          35
-----------------------------------------------------------------------------------------------------------
TOTAL ASSETS                56,101    166,366    1,227,804  129,595       48,485       117,428     128,597
-----------------------------------------------------------------------------------------------------------
LIABILITIES:
Due to Custodian                --         12           --       --           --           360          --
Payable for:
 Fund shares redeemed           --         --          953      247            5           181           9
 Investment securities
  purchased                     --         --          201      728           --         2,630           9
Accrued expenses:
 Advisory fees                  24         79          105       93           10            77          23
 Administration fees             5         14          105       12            6            15          11
 Custodian fees                  2          2            6        1            8            15           7
 Transfer agent fees             1          2           23        2            1             1           1
Other liabilities               11         16          119       15            7            20          16
-----------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES               43        125        1,512    1,098           37         3,299          76
-----------------------------------------------------------------------------------------------------------
NET ASSETS                 $56,058   $166,241   $1,226,292 $128,497      $48,448      $114,129    $128,521
-----------------------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
Paid-in capital            $38,772   $ 94,260     $772,382 $ 87,840      $43,160      $ 93,430    $ 91,803
Accumulated
 undistributed
 (distributions in
 excess of)
 net investment income         364        389        1,478      (10)          21           (27)        708
Accumulated net realized
 gains on investments,
 options, futures and
 foreign currency
 transactions                5,651      7,805        7,630   10,045        1,371         2,085      11,641
Net unrealized
 appreciation on
 investments, options,
 futures and foreign
 currency transactions      11,271     63,787      444,802   30,622        3,901        18,631      24,369
Net unrealized gains
 (losses) on translation
 of other assets and
 liabilities denominated
 in foreign currencies          --         --           --       --           (5)           10          --
-----------------------------------------------------------------------------------------------------------
NET ASSETS                 $56,058   $166,241   $1,226,292 $128,497      $48,448      $114,129    $128,521
-----------------------------------------------------------------------------------------------------------
Total shares outstanding
 (no par value),
 unlimited shares
 authorized
 Class A                     3,504     10,185       51,083    7,811        4,042         9,549       8,543
 Class C                       379         --        4,813      627           --            --          18
 Class D                        53         71        1,796      124           --            33          64
-----------------------------------------------------------------------------------------------------------
Net asset value,
 offering and redemption
 price per share
 Class A                   $ 14.25   $  16.21   $    21.26 $  15.01      $ 11.99      $  11.91    $  14.90
 Class C                   $ 14.21         --   $    21.21 $  14.99           --            --    $  14.88
 Class D                   $ 14.18   $  16.03   $    21.15 $  14.82           --      $  11.76    $  14.86
-----------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Six Months Ended May 31, 1998
(All amounts in thousands)
(Unaudited)

                                                                                                   Small
                                    Diversified  Equity     Focused  International International  Company
                          Balanced    Growth      Index     Growth   Equity Index     Growth       Index
                          Portfolio  Portfolio  Portfolio  Portfolio  Portfolio      Portfolio   Portfolio
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividend                   $  345     $   832   $  8,425    $   592     $  497        $ 1,119     $   938
Interest                      636         108        649         47         23            178          98
----------------------------------------------------------------------------------------------------------
TOTAL INCOME                  981         940      9,074        639        520(a)       1,297(b)    1,036
----------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees      232         643      1,662        721        120            538         291
Administration fees            29          80        554         66         36             81          73
Custodian fees                 11          13        142         14         30             57         131
Registration fees              --           5         25          5         32             --          13
Amortization of deferred
 organization costs             6           1          1          9          1              7           1
Transfer agent fees             6           9        122         12          2              6           8
Shareholder servicing
 fees                           5           1        114          9         --              1           1
Professional fees               5           9         35          4          3              2           5
Trustee fees                    1           2         16          1          1             --           1
Other                           6           7         38         22         15              4          10
----------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                301         770      2,709        863        240            696         534
Less: Voluntary waivers
 of investment advisory
 fees                         (87)       (201)    (1,108)      (197)       (60)          (108)       (145)
Less: Expenses reimburs-
 able by Administrator        (29)        (36)      (244)       (40)       (45)           (17)       (159)
----------------------------------------------------------------------------------------------------------
Net expenses                  185         533      1,357        626        135            571         230
----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME         796         407      7,717         13        385            726         806
Net realized gains
 (losses) on:
 Investment transactions    5,652       7,630      9,155     10,077      1,406          6,217      11,496
 Futures transactions          --         266      1,922         40         --             --        (220)
 Foreign currency trans-
  actions                      --          --         --         --        (30)           (70)         --
Net change in unrealized
 appreciation
 (depreciation) on
 investments, options,
 futures, and foreign
 currency transactions       (796)     12,682    129,092      6,640      5,149         14,270      (1,748)
Net change in unrealized
 gains (losses) on
 translation of other
 assets and liabilities
 denominated in foreign
 currencies                    --          --         --         --         (2)            16          --
----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET
 ASSETS RESULTING FROM
 OPERATIONS                $5,652     $20,985   $147,886    $16,770     $6,908        $21,159     $10,334
----------------------------------------------------------------------------------------------------------

(a) Net of $60 in non-reclaimable foreign withholding taxes.
(b) Net of $108 in non-reclaimable foreign withholding taxes.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended May 31, 1998 (Unaudited) and the Year Ended November 30, 1997
(All amounts in thousands)

                                             Balanced          Diversified
                                            Portfolio       Growth Portfolio
                                         -----------------  ------------------
                                           1998     1997      1998      1997
-------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment income                   $    796  $ 1,606  $    407  $  1,090
 Net realized gains (losses) on invest-
  ments, options, futures and foreign
  currency transactions                     5,652    2,227     7,896    18,135
 Net change in unrealized appreciation
  (depreciation) on investments,
  options, futures and foreign currency
  transactions                               (796)   4,839    12,682    14,940
 Net change in unrealized losses on
  translations of other assets and lia-
  bilities denominated in foreign cur-
  rencies                                      --       --        --        --
-------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                  5,652    8,672    20,985    34,165
-------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS
 FROM:
 Net investment income                       (449)  (1,436)   (1,086)   (1,369)
 Net realized gains                        (1,990)  (1,132)  (18,075)  (14,420)
-------------------------------------------------------------------------------
Total distributions to Class A share-
 holders                                   (2,439)  (2,568)  (19,161)  (15,789)
-------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
 Net investment income                        (38)    (151)       --        --
 Net realized gains                          (174)    (152)       --        --
-------------------------------------------------------------------------------
Total distributions to Class C share-
 holders                                     (212)    (303)       --        --
-------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS D SHAREHOLDERS:
 Net investment income                         (5)      (8)       (4)       (4)
 Net realized gains                           (29)      (6)     (104)      (45)
-------------------------------------------------------------------------------
Total distributions to Class D share-
 holders                                      (34)     (14)     (108)      (49)
-------------------------------------------------------------------------------
CLASS A SHARE TRANSACTIONS:
 Proceeds from the sale of shares           7,672    7,638     5,733    13,555
 Reinvested distributions                   2,413    2,538    18,263    14,520
 Cost of shares redeemed                  (14,335)  (9,103)  (18,972)  (29,982)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from Class A share transac-
 tions                                     (4,250)   1,073     5,024    (1,907)
-------------------------------------------------------------------------------
CLASS C SHARE TRANSACTIONS:
 Proceeds from the sale of shares             611    1,106        --        --
 Reinvested distributions                     213      303        --        --
 Cost of shares redeemed                     (274)  (3,329)       --        --
-------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from Class C share transac-
 tions                                        550   (1,920)       --        --
-------------------------------------------------------------------------------
CLASS D SHARE TRANSACTIONS:
 Proceeds from the sale of shares             588      140       415       215
 Reinvested distributions                      34       14       108        49
 Cost of shares redeemed                     (215)     (96)     (101)      (93)
-------------------------------------------------------------------------------
Net increase in net assets resulting
 from Class D share transactions              407       58       422       171
-------------------------------------------------------------------------------
Net increase (decrease)                      (326)   4,998     7,162    16,591
Net assets--beginning of period            56,384   51,386   159,079   142,488
-------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                $ 56,058  $56,384  $166,241  $159,079
-------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED (DISTRIBU-
 TIONS IN EXCESS OF) NET INVESTMENT IN-
 COME                                    $    364  $    60  $    389  $  1,072
-------------------------------------------------------------------------------

(a) For the period April 1, 1997 (commencement of operations) through November 30, 1997.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                            International
    Equity Index        Focused Growth       Equity Index       International       Small Company
     Portfolio             Portfolio          Portfolio       Growth Portfolio     Index Portfolio
---------------------  ------------------  -----------------  ------------------  ------------------
   1998       1997       1998      1997      1998    1997 (a)   1998      1997      1998      1997
-----------------------------------------------------------------------------------------------------
$    7,717  $  13,574  $     13  $    327  $    385  $   312  $    726  $  1,206  $    806  $  1,478
    11,077     72,933    10,117    23,396     1,376       (3)    6,147     4,368    11,276     9,968
   129,092    119,879     6,640     4,216     5,149   (1,248)   14,270       138    (1,748)   13,285
        --         --        --        --        (2)      (3)       16       (21)       --        --
-----------------------------------------------------------------------------------------------------
   147,886    206,386    16,770    27,939     6,908     (942)   21,159     5,691    10,334    24,731
-----------------------------------------------------------------------------------------------------
    (6,036)   (12,212)     (321)     (130)     (678)      --    (1,630)   (1,022)   (1,365)   (1,364)
   (64,765)   (32,814)  (20,346)  (12,039)       --       --    (5,678)   (5,790)   (8,892)  (13,019)
-----------------------------------------------------------------------------------------------------
   (70,801)   (45,026)  (20,667)  (12,169)     (678)      --    (7,308)   (6,812)  (10,257)  (14,383)
-----------------------------------------------------------------------------------------------------
      (497)    (1,052)       (5)       (4)       --       --        --        --        --        --
    (5,908)    (2,679)   (1,471)     (811)       --       --        --        --        --        --
-----------------------------------------------------------------------------------------------------
    (6,405)    (3,731)   (1,476)     (815)       --       --        --        --        --        --
-----------------------------------------------------------------------------------------------------
      (171)      (313)       (1)       --        --       --        (3)       (1)       (5)       (1)
    (2,272)      (399)     (270)      (79)       --       --       (15)       (4)      (43)      (13)
-----------------------------------------------------------------------------------------------------
    (2,443)      (712)     (271)      (79)       --       --       (18)       (5)      (48)      (14)
-----------------------------------------------------------------------------------------------------
   295,876    340,805    13,186    21,470    18,359   36,436     4,085    11,482    30,275    46,673
    63,176     41,881    19,625    11,306       649       --     6,291     5,984     9,261    13,462
  (176,933)  (354,580)  (26,112)  (37,017)  (11,034)  (1,250)  (17,197)  (47,748)  (60,152)  (35,376)
-----------------------------------------------------------------------------------------------------
   182,119     28,106     6,699    (4,241)    7,974   35,186    (6,821)  (30,282)  (20,616)   24,759
-----------------------------------------------------------------------------------------------------
    23,435     41,164        85       171        --       --        --        --       608        --
     6,404      3,733     1,476       814        --       --        --        --        --        --
   (16,755)   (28,213)     (132)     (623)       --       --        --        --      (345)       --
-----------------------------------------------------------------------------------------------------
    13,084     16,684     1,429       362        --       --        --        --       263        --
-----------------------------------------------------------------------------------------------------
     6,472     22,852       672       491        --       --       123       200       368       583
     2,401        561       271        79        --       --        17         4        48        14
    (3,718)    (5,161)     (263)     (133)       --       --       (31)      (64)     (148)     (238)
-----------------------------------------------------------------------------------------------------
     5,155     18,252       680       437        --       --       109       140       268       359
-----------------------------------------------------------------------------------------------------
   268,595    219,959     3,164    11,434    14,204   34,244     7,121   (31,268)  (20,056)   35,452
   957,697    737,738   125,333   113,899    34,244       --   107,008   138,276   148,577   113,125
-----------------------------------------------------------------------------------------------------
$1,226,292  $ 957,697  $128,497  $125,333  $ 48,448  $34,244  $114,129  $107,008  $128,521  $148,577
-----------------------------------------------------------------------------------------------------
$    1,478  $     465  $    (10) $    304  $     21  $   314  $    (27) $    880  $    708  $  1,272
-----------------------------------------------------------------------------------------------------

Northern Institutional Funds
Equity Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Six Months Ended May 31, 1998 (Unaudited) and the Years Ended November
30,
BALANCED PORTFOLIO

                                              Class A
                          ------------------------------------------------------
                           1998     1997     1996     1995     1994     1993 (a)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $ 13.59  $ 12.24  $ 11.05  $  9.50  $ 10.22   $ 10.00
Income (loss) from in-
 vestment operations:
 Net investment income       0.20     0.38     0.34     0.34     0.24      0.09
 Net realized and
  unrealized gain (loss)     1.09     1.66     1.19     1.55    (0.72)     0.22
--------------------------------------------------------------------------------
Total income (loss) from
 investment operations       1.29     2.04     1.53     1.89    (0.48)     0.31
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHARE-
 HOLDERS FROM:
 Net investment income      (0.12)   (0.38)   (0.34)   (0.34)   (0.22)    (0.09)
 Net realized gain          (0.51)   (0.31)      --       --    (0.02)       --
--------------------------------------------------------------------------------
Total distributions to
 shareholders               (0.63)   (0.69)   (0.34)   (0.34)   (0.24)    (0.09)
--------------------------------------------------------------------------------
Net increase (decrease)      0.66     1.35     1.19     1.55    (0.72)     0.22
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $ 14.25  $ 13.59  $ 12.24  $ 11.05  $  9.50   $ 10.22
--------------------------------------------------------------------------------
Total return (d)             9.92%   17.29%   14.07%   20.22%   (4.76)%    3.12%
Ratio to average net as-
 sets of (e):
 Expenses, net of waiv-
  ers and reimbursements     0.61%    0.61%    0.61%    0.61%    0.61%     0.61%
 Expenses, before waiv-
  ers and reimbursements     1.01%    1.11%    1.20%    1.28%    1.50%     1.62%
 Net investment income,
  net of waivers and re-
  imbursements               2.77%    2.99%    3.03%    3.36%    2.56%     2.20%
 Net investment income,
  before waivers and re-
  imbursements               2.37%    2.49%    2.44%    2.69%    1.68%     1.19%
Portfolio turnover rate     24.27%   59.06%  104.76%   93.39%   75.69%    35.03%
Net assets at end of pe-
 riod (in thousands)      $49,921  $51,475  $45,157  $38,897  $31,462   $15,928
--------------------------------------------------------------------------------

                                      Class C                  Class D
                               ------------------------ ------------------------
                                1998    1997   1996 (b)  1998    1997   1996 (c)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                        $13.56  $12.24   $11.12  $13.54  $12.23   $11.34
Income (loss) from investment
 operations:
 Net investment income           0.17    0.36     0.29    0.21    0.34     0.22
 Net realized and unrealized
  gain                           1.10    1.64     1.12    1.04    1.64     0.96
--------------------------------------------------------------------------------
Total income from investment
 operations                      1.27    2.00     1.41    1.25    1.98     1.18
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
 Net investment income          (0.11)  (0.37)   (0.29)  (0.10)  (0.36)   (0.29)
 Net realized gain              (0.51)  (0.31)      --   (0.51)  (0.31)      --
--------------------------------------------------------------------------------
Total distributions to share-
 holders                        (0.62)  (0.68)   (0.29)  (0.61)  (0.67)   (0.29)
--------------------------------------------------------------------------------
Net increase                     0.65    1.32     1.12    0.64    1.31     0.89
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PE-
 RIOD                          $14.21  $13.56   $12.24  $14.18  $13.54   $12.23
--------------------------------------------------------------------------------
Total return (d)                 9.78%  17.00%   12.72%   9.71%  16.82%   10.55%
Ratio to average net assets
 of (e):
 Expenses, net of waivers and
  reimbursements                 0.85%   0.85%    0.85%   1.00%   1.00%    1.00%
 Expenses, before waivers and
  reimbursements                 1.25%   1.35%    1.44%   1.40%   1.50%    1.59%
 Net investment income, net
  of waivers and reimburse-
  ments                          2.51%   2.75%    2.80%   2.39%   2.60%    2.78%
 Net investment income, be-
  fore waivers and reimburse-
  ments                          2.11%   2.25%    2.21%   1.99%   2.10%    2.19%
Portfolio turnover rate         24.27%  59.06%  104.76%  24.27%  59.06%  104.76%
Net assets at end of period
 (in thousands)                $5,379  $4,587   $5,997  $  758  $  322   $  232
--------------------------------------------------------------------------------

(a) For the period July 1, 1993 (commencement of operations) through November 30, 1993.
(b) For the period December 29, 1995 (Class C shares issue date) through November 30, 1996.
(c) For the period February 20, 1996 (Class D shares issue date) through November 30, 1996.
(d) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(e) Annualized for periods less than a full year.



See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Six Months Ended May 31, 1998 (Unaudited) and the Years Ended November
30,
DIVERSIFIED GROWTH PORTFOLIO

                                                 Class A
                          -----------------------------------------------------------
                            1998      1997      1996      1995      1994     1993 (a)
--------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD      $  16.20  $  14.36  $  12.20  $   9.88  $  10.65   $  10.00
Income (loss) from
 investment operations:
 Net investment income        0.04      0.11      0.14      0.15      0.09       0.09
 Net realized and
  unrealized gain (loss)      1.94      3.33      2.33      2.26     (0.83)      0.65
--------------------------------------------------------------------------------------
Total income (loss) from
 investment operations        1.98      3.44      2.47      2.41     (0.74)      0.74
--------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHARE-
 HOLDERS FROM:
 Net investment income       (0.11)    (0.14)    (0.15)    (0.09)    (0.01)     (0.09)
 Net realized gain           (1.86)    (1.46)    (0.16)       --     (0.02)        --
--------------------------------------------------------------------------------------
Total distributions to
 shareholders                (1.97)    (1.60)    (0.31)    (0.09)    (0.03)     (0.09)
--------------------------------------------------------------------------------------
Net increase (decrease)       0.01      1.84      2.16      2.32     (0.77)      0.65
--------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $  16.21  $  16.20  $  14.36  $  12.20  $   9.88   $  10.65
--------------------------------------------------------------------------------------
Total return (c)             14.32%    27.06%    20.83%    24.55%    (6.98)%     7.38%
Ratio to average net as-
 sets of (d):
 Expenses, net of
  waivers and
  reimbursements              0.66%     0.67%     0.66%     0.69%     0.67%      0.71%
 Expenses, before
  waivers and
  reimbursements              0.96%     1.03%     1.10%     1.12%     1.08%      1.13%
 Net investment income,
  net of waivers and
  reimbursements              0.51%     0.76%     0.98%     1.16%     0.77%      1.04%
 Net investment income,
  before waivers and
  reimbursements              0.21%     0.40%     0.54%     0.73%     0.35%      0.62%
Portfolio turnover rate      14.04%    45.53%    59.99%    81.65%    78.94%    140.88%
Net assets at end of pe-
 riod (in thousands)      $165,110  $158,383  $142,055  $146,731  $164,963   $199,053
--------------------------------------------------------------------------------------

                                                   Class D
                                     -----------------------------------------
                                      1998     1997    1996    1995   1994 (b)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                              $16.03   $14.26  $12.16  $ 9.88   $10.41
Income (loss) from investment
 operations:
 Net investment income                 0.04     0.09    0.11    0.11     0.01
 Net realized and unrealized gain
  (loss)                               1.89     3.27    2.29    2.25    (0.54)
-------------------------------------------------------------------------------
Total income (loss) from investment
 operations                            1.93     3.36    2.40    2.36    (0.53)
-------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                (0.07)   (0.13)  (0.14)  (0.08)      --
 Net realized gain                    (1.86)   (1.46)  (0.16)     --       --
-------------------------------------------------------------------------------
Total distributions to shareholders   (1.93)   (1.59)  (0.30)  (0.08)      --
-------------------------------------------------------------------------------
Net increase (decrease)                  --     1.77    2.10    2.28    (0.53)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD       $16.03   $16.03  $14.26  $12.16   $ 9.88
-------------------------------------------------------------------------------
Total return (c)                      14.10%   26.60%  20.39%  24.19%   (5.14)%
Ratio to average net assets of (d):
 Expenses, net of waivers and
  reimbursements                       1.05%    1.06%   1.05%   1.08%    1.05%
 Expenses, before waivers and
  reimbursements                       1.35%    1.42%   1.49%   1.51%    1.46%
 Net investment income, net of
  waivers and reimbursements           0.12%    0.37%   0.59%   0.73%    0.94%
 Net investment income (loss),
  before waivers and reimbursements   (0.18)%   0.01%   0.15%   0.30%    0.53%
Portfolio turnover rate               14.04%   45.53%  59.99%  81.65%   78.94%
Net assets at end of period (in
 thousands)                          $1,131   $  696  $  433  $  221   $   40
-------------------------------------------------------------------------------

(a) For the period January 11, 1993 (commencement of operations) through November 30, 1993.
(b) For the period September 14, 1994 (Class D shares issued date) through November 30, 1994.
(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Six Months Ended May 31, 1998 (Unaudited) and the Years Ended November
30,
EQUITY INDEX PORTFOLIO

                                                 Class A
                         ------------------------------------------------------------
                            1998       1997      1996      1995      1994    1993 (a)
--------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD     $    20.09  $  16.79  $  13.86  $  10.60  $  10.78  $  10.00
 Income from investment
  operations:
 Net investment income         0.14      0.30      0.31      0.30      0.27      0.22
 Net realized and
  unrealized gain (loss)       2.60      4.13      3.36      3.47     (0.18)     0.78
--------------------------------------------------------------------------------------
Total income from
 investment operations         2.74      4.43      3.67      3.77      0.09      1.00
--------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
 Net investment income        (0.13)    (0.30)    (0.31)    (0.30)    (0.27)    (0.22)
 Net realized gain            (1.44)    (0.83)    (0.43)    (0.21)       --        --
--------------------------------------------------------------------------------------
Total distributions to
 shareholders                 (1.57)    (1.13)    (0.74)    (0.51)    (0.27)    (0.22)
--------------------------------------------------------------------------------------
Net increase (decrease)        1.17      3.30      2.93      3.26     (0.18)     0.78
--------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                  $    21.26  $  20.09  $  16.79  $  13.86  $  10.60  $  10.78
--------------------------------------------------------------------------------------
Total return (d)              14.91%    27.93%    27.53%    36.60%     0.87%    10.08%
Ratio to average net
 assets of (e):
 Expenses, net of
  waivers and
  reimbursements               0.21%     0.22%     0.22%     0.22%     0.23%     0.21%
 Expenses, before
  waivers and
  reimbursements               0.46%     0.46%     0.50%     0.54%     0.59%     0.66%
 Net investment income,
  net of waivers and
  reimbursements               1.43%     1.66%     2.12%     2.54%     2.62%     2.62%
 Net investment income,
  before waivers and
  reimbursements               1.18%     1.42%     1.84%     2.22%     2.25%     2.17%
Portfolio turnover rate        1.92%    18.96%    18.02%    15.27%    71.98%     2.06%
Net assets at end of
 period (in thousands)   $1,086,188  $844,065  $675,804  $479,763  $281,817  $219,282
--------------------------------------------------------------------------------------

                                       Class C                                 Class D
                          ------------------------------------  ------------------------------------------
                            1998     1997     1996    1995 (b)   1998     1997     1996    1995   1994 (c)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD      $  20.05  $ 16.79  $ 13.86  $ 13.43   $ 20.00  $ 16.77  $13.83  $10.60   $10.96
 Income (loss) from
  investment operations:
 Net investment income        0.13     0.26     0.28     0.05      0.11     0.26    0.27    0.25     0.02
 Net realized and
  unrealized gain (loss)      2.58     4.11     3.35     0.45      2.58     4.07    3.36    3.47    (0.31)
-----------------------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations        2.71     4.37     3.63     0.50      2.69     4.33    3.63    3.72    (0.29)
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
 Net investment income       (0.11)   (0.28)   (0.27)   (0.07)    (0.10)   (0.27)  (0.26)  (0.28)   (0.07)
 Net realized gain           (1.44)   (0.83)   (0.43)      --     (1.44)   (0.83)  (0.43)  (0.21)      --
-----------------------------------------------------------------------------------------------------------
Total distributions to
 shareholders                (1.55)   (1.11)   (0.70)   (0.07)    (1.54)   (1.10)  (0.69)  (0.49)   (0.07)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease)       1.16     3.26     2.93     0.43      1.15     3.23    2.94    3.23    (0.36)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $  21.21  $ 20.05  $ 16.79  $ 13.86   $ 21.15  $ 20.00  $16.77  $13.83   $10.60
-----------------------------------------------------------------------------------------------------------
Total return (d)             14.77%   27.64%   27.24%    3.94%    14.69%   27.45%  27.20%  36.20%   (2.68)%
Ratio to average net
 assets of (e):
 Expenses, net of
  waivers and
  reimbursements              0.45%    0.46%    0.46%    0.46%     0.60%    0.61%   0.61%   0.61%    0.60%
 Expenses, before
  waivers and
  reimbursements              0.70%    0.70%    0.74%    0.78%     0.85%    0.85%   0.89%   0.93%    0.96%
 Net investment income,
  net of waivers and
  reimbursements              1.19%    1.42%    1.89%    2.29%     1.04%    1.27%   1.78%   2.07%    2.67%
 Net investment income,
  before waivers and
  reimbursements              0.94%    1.18%    1.61%    1.97%     0.79%    1.03%   1.50%   1.75%    2.31%
Portfolio turnover rate       1.92%   18.96%   18.02%   15.27%     1.92%   18.96%  18.02%  15.27%   71.98%
Net assets at end of
 period (in thousands)    $102,104  $82,982  $53,929  $18,390   $38,000  $30,650  $8,005  $  810   $    3
-----------------------------------------------------------------------------------------------------------

(a) For the period January 11, 1993 (commencement of operations) through November 30, 1993.
(b) For the period September 28, 1995 (Class C shares issue date) through November 30, 1995.
(c) For the period September 14, 1994 (Class D shares issue date) through November 30, 1994.
(d) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(e) Annualized for periods less than a full year.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Six Months Ended May 31, 1998 (Unaudited) and the Years Ended November
30,
FOCUSED GROWTH PORTFOLIO

                                                Class A
                          -------------------------------------------------------------
                            1998       1997       1996      1995      1994     1993 (a)
----------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD      $  16.20   $  14.48   $  12.53   $  9.79   $ 10.43   $ 10.00
Income (loss) from
 investment operations:
 Net investment income          --       0.05       0.02      0.05      0.02      0.01
 Net realized and
  unrealized gain (loss)      1.71       3.37       2.17      2.71     (0.66)     0.43
----------------------------------------------------------------------------------------
Total income (loss) from
 investment operations        1.71       3.42       2.19      2.76     (0.64)     0.44
----------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHARE-
 HOLDERS FROM:
 Net investment income       (0.05)     (0.02)     (0.05)    (0.02)       --     (0.01)
 Net realized gain           (2.85)     (1.68)     (0.19)       --        --        --
----------------------------------------------------------------------------------------
Total distributions to
 shareholders                (2.90)     (1.70)     (0.24)    (0.02)       --     (0.01)
----------------------------------------------------------------------------------------
Net increase (decrease)      (1.19)      1.72       1.95      2.74     (0.64)     0.43
----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $  15.01   $  16.20   $  14.48   $ 12.53   $  9.79   $ 10.43
----------------------------------------------------------------------------------------
Total return (d)             13.64%     27.05%     17.82%    28.38%    (6.15)%    4.33%
Ratio to average net as-
 sets of (e):
 Expenses, net of
  waivers and
  reimbursements              0.93%      0.92%      0.91%     0.91%     0.91%     0.91%
 Expenses, before
  waivers and
  reimbursements              1.30%      1.34%      1.43%     1.47%     1.55%     1.88%
 Net investment income,
  net of waivers and
  reimbursements              0.04%      0.30%      0.12%     0.46%     0.24%     0.14%
 Net investment loss,
  before waivers and
  reimbursements             (0.33)%    (0.12)%    (0.40)%   (0.10)%   (0.39)%   (0.83)%
Portfolio turnover rate      41.51%    108.29%    116.78%    85.93%    74.28%    27.48%
Net assets at end of
 period (in thousands)    $117,261   $115,802   $106,250   $86,099   $57,801   $32,099
----------------------------------------------------------------------------------------

                                  Class C                            Class D
                          ----------------------------   --------------------------------------
                           1998      1997     1996 (b)    1998      1997      1996     1995 (c)
------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD      $ 16.16   $ 14.47   $ 13.46    $ 16.01   $ 14.37   $ 12.48    $ 9.55
Income (loss) from
 investment operations:
 Net investment income
  (loss)                    (0.01)     0.01     (0.01)        --      0.03     (0.03)     0.02
 Net realized and
  unrealized gain            1.70      3.37      1.02       1.67      3.30      2.15      2.93
------------------------------------------------------------------------------------------------
Total income from in-
 vestment operations         1.69      3.38      1.01       1.67      3.33      2.12      2.95
------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHARE-
 HOLDERS FROM:
 Net investment income      (0.01)    (0.01)       --      (0.01)    (0.01)    (0.04)    (0.02)
 Net realized gain          (2.85)    (1.68)       --      (2.85)    (1.68)    (0.19)       --
------------------------------------------------------------------------------------------------
Total distributions to
 shareholders               (2.86)    (1.69)       --      (2.86)    (1.69)    (0.23)    (0.02)
------------------------------------------------------------------------------------------------
Net increase (decrease)     (1.17)     1.69      1.01      (1.19)     1.64      1.89      2.93
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $ 14.99   $ 16.16   $ 14.47    $ 14.82   $ 16.01   $ 14.37    $12.48
------------------------------------------------------------------------------------------------
Total return (d)            13.50%    26.75%     7.51%     13.47%    26.52%    17.42%    30.97%
Ratio to average net as-
 sets of (e):
 Expenses, net of
  waivers and
  reimbursements             1.17%     1.16%     1.15%      1.32%     1.31%     1.30%     1.30%
 Expenses, before
  waivers and
  reimbursements             1.54%     1.58%     1.67%      1.69%     1.73%     1.82%     1.86%
 Net investment income
  (loss), net of waivers
  and reimbursements        (0.20)%    0.06%    (0.12)%    (0.35)%   (0.09)%   (0.28)%   (0.11)%
 Net investment loss,
  before waivers and
  reimbursements            (0.57)%   (0.36)%   (0.64)%    (0.72)%   (0.51)%   (0.80)%   (0.67)%
Portfolio turnover rate     41.51%   108.29%   116.78%     41.51%   108.29%   116.78%    85.93%
Net assets at end of pe-
 riod (in thousands)      $ 9,403   $ 8,325   $ 6,993    $ 1,833   $ 1,206   $   656    $  489
------------------------------------------------------------------------------------------------

(a) For the period July 1, 1993 (commencement of operations) through November 30, 1993.
(b) For the period June 14, 1996 (Class C shares issue date) through November 30, 1996.
(c) For the period December 8, 1994 (Class D shares issue date) through November 30, 1995.
(d) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(e) Annualized for periods less than a full year.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Six Months Ended May 31, 1998 (Unaudited) and the Year Ended November
30,
INTERNATIONAL EQUITY INDEX PORTFOLIO

                                                              Class A
                                                          -----------------
                                                           1998    1997 (a)
---------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $ 10.55  $ 10.00
Income from investment operations:
 Net investment income                                       0.08     0.10
 Net realized and unrealized gain                            1.53     0.45
---------------------------------------------------------------------------
Total income from investment operations                      1.61     0.55
---------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                      (0.17)      --
---------------------------------------------------------------------------
Total distributions to shareholders                         (0.17)      --
---------------------------------------------------------------------------
Net increase                                                 1.44     0.55
---------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $ 11.99  $ 10.55
---------------------------------------------------------------------------
Total return (b)                                            15.59%    5.45%
Ratio to average net assets of (c):
 Expenses, net of waivers and reimbursements                 0.57%    0.51%
 Expenses, before waivers and reimbursements                 1.00%    1.08%
 Net investment income, net of waivers and reimbursements    1.60%    1.75%
 Net investment income, before waivers and reimbursements    1.17%    1.18%
Portfolio turnover rate                                     24.30%    8.16%
Net assets at end of period (in thousands)                $48,448  $34,244
---------------------------------------------------------------------------

(a) For the period April 1, 1997 (commencement of operations) through November 30, 1997.
(b) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(c) Annualized for periods less than a full year.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Six Months Ended May 31, 1998 (Unaudited) and the Years Ended November
30,
INTERNATIONAL GROWTH PORTFOLIO

                                               Class A
                             -------------------------------------------------
                               1998      1997      1996      1995     1994(a)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
 OF PERIOD                   $  10.52  $  10.63  $   9.88  $  10.21   $  10.00
Income (loss) from invest-
 ment operations:
 Net investment income           0.08      0.11      0.10      0.12       0.05
 Net realized and
  unrealized gain (loss)         2.04      0.31      0.87     (0.36)      0.16
--------------------------------------------------------------------------------
Total income (loss) from
 investment operations           2.12      0.42      0.97     (0.24)      0.21
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLD-
 ERS FROM:
 Net investment income          (0.16)    (0.08)    (0.22)    (0.05)        --
 Net realized gain              (0.57)    (0.45)       --     (0.04)        --
--------------------------------------------------------------------------------
Total distributions to
 shareholders                   (0.73)    (0.53)    (0.22)    (0.09)        --
--------------------------------------------------------------------------------
Net increase (decrease)          1.39     (0.11)     0.75     (0.33)      0.21
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PE-
 RIOD                        $  11.91  $  10.52  $  10.63  $   9.88   $  10.21
--------------------------------------------------------------------------------
Total return (c)                21.83%     4.21%     9.96%    (2.32)%     2.11%
Ratio to average net assets
 of (d):
 Expenses, net of waivers
  and reimbursements             1.06%     1.06%     1.06%     1.06%      1.04%
 Expenses, before waivers
  and reimbursements             1.29%     1.37%     1.43%     1.38%      1.47%
 Net investment income, net
  of waivers and reimburse-
  ments                          1.35%     0.97%     0.73%     1.22%      0.76%
 Net investment income, be-
  fore waivers and reim-
  bursements                     1.12%     0.66%     0.36%     0.90%      0.33%
Portfolio turnover rate         76.03%   154.62%   202.47%   215.31%     77.79%
Net assets at end of period
 (in thousands)              $113,736  $106,774  $138,182  $148,704   $133,212
--------------------------------------------------------------------------------
                                               Class D
                             -------------------------------------------------
                               1998      1997      1996      1995     1994(b)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
 OF PERIOD                   $  10.39  $  10.54  $   9.83  $  10.21   $  10.47
Income (loss) from invest-
 ment operations:
 Net investment income           0.08      0.09      0.01      0.19         --
 Net realized and
  unrealized gain (loss)         2.00      0.29      0.92     (0.48)     (0.26)
--------------------------------------------------------------------------------
Total income (loss) from
 investment operations           2.08      0.38      0.93     (0.29)     (0.26)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLD-
 ERS FROM:
 Net investment income          (0.14)    (0.08)    (0.22)    (0.05)        --
 Net realized gain              (0.57)    (0.45)       --     (0.04)        --
--------------------------------------------------------------------------------
Total distributions to
 shareholders                   (0.71)    (0.53)    (0.22)    (0.09)        --
--------------------------------------------------------------------------------
Net increase (decrease)          1.37     (0.15)     0.71     (0.38)     (0.26)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PE-
 RIOD                        $  11.76  $  10.39  $  10.54  $   9.83   $  10.21
--------------------------------------------------------------------------------
Total return (c)                21.61%     3.79%     9.59%    (2.78)%    (2.56)%
Ratio to average net assets
 of (d):
 Expenses, net of waivers
  and reimbursements             1.45%     1.45%     1.45%     1.45%      1.35%
 Expenses, before waivers
  and reimbursements             1.68%     1.76%     1.82%     1.77%      1.78%
 Net investment income, net
  of waivers and reimburse-
  ments                          1.03%     0.58%     0.44%     2.01%        --
 Net investment income
  (loss), before waivers
  and reimbursements             0.80%     0.27%     0.07%     1.69%     (0.43)%
Portfolio turnover rate         76.03%   154.62%   202.47%   215.31%     77.79%
Net assets at end of period
 (in thousands)              $    393  $    234  $     94  $     20   $     --
--------------------------------------------------------------------------------

(a) For the period March 28, 1994 (commencement of operations) through November 30, 1994.
(b) For the period November 16, 1994 (Class D shares issue date) through November 30, 1994.
(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Six Months Ended May 31, 1998 (Unaudited) and the Years Ended November
30,
SMALL COMPANY INDEX PORTFOLIO

                                                Class A
                          ----------------------------------------------------------
                            1998      1997      1996     1995      1994     1993 (a)
------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD      $  15.05  $  13.97  $  12.98  $ 10.86  $  11.29   $ 10.00
Income (loss) from
 investment operations:
 Net investment income        0.09      0.15      0.19     0.16      0.14      0.11
 Net realized and
  unrealized gain (loss)      0.79      2.69      1.75     2.67     (0.30)     1.29
------------------------------------------------------------------------------------
Total income (loss) from
 investment operations        0.88      2.84      1.94     2.83     (0.16)     1.40
------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
 Net investment income       (0.14)    (0.17)    (0.14)   (0.15)    (0.02)    (0.11)
 Net realized gain           (0.89)    (1.59)    (0.81)   (0.56)    (0.25)       --
------------------------------------------------------------------------------------
Total distributions to
 shareholders                (1.03)    (1.76)    (0.95)   (0.71)    (0.27)    (0.11)
------------------------------------------------------------------------------------
Net increase (decrease)      (0.15)     1.08      0.99     2.12     (0.43)     1.29
------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $  14.90  $  15.05  $  13.97  $ 12.98  $  10.86   $ 11.29
------------------------------------------------------------------------------------
Total return (d)              5.88%    23.06%    15.96%   27.76%    (1.54)%   14.09%
Ratio to average net
 assets of (e):
 Expenses, net of
  waivers and
  reimbursements              0.31%     0.32%     0.32%    0.32%     0.33%     0.31%
 Expenses, before
  waivers and
  reimbursements              0.73%     0.68%     0.79%    0.81%     0.86%     1.02%
 Net investment income,
  net of waivers and
  reimbursements              1.12%     1.22%     1.36%    1.31%     1.27%     1.25%
 Net investment income,
  before waivers and
  reimbursements              0.70%     0.86%     0.89%    0.82%     0.74%     0.54%
Portfolio turnover rate       8.20%    42.66%    46.26%   38.46%    98.43%    26.31%
Net assets at end of
 period (in thousands)    $127,311  $147,887  $112,856  $94,899  $ 77,120   $54,763
------------------------------------------------------------------------------------

                                      Class C             Class D
                                      -------- --------------------------------
                                      1998 (b)  1998    1997    1996   1995 (c)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $13.89  $15.01  $13.96  $12.95   $10.51
Income from investment operations:
 Net investment income                   0.04    0.06    0.17    0.13     0.18
 Net realized and unrealized gain        0.95    0.78    2.62    1.83     2.96
-------------------------------------------------------------------------------
Total income from investment
 operations                              0.99    0.84    2.79    1.96     3.14
-------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                     --   (0.10)  (0.15)  (0.14)   (0.14)
 Net realized gain                         --   (0.89)  (1.59)  (0.81)   (0.56)
-------------------------------------------------------------------------------
Total distributions to shareholders        --   (0.99)  (1.74)  (0.95)   (0.70)
-------------------------------------------------------------------------------
Net increase (decrease)                  0.99   (0.15)   1.05    1.01     2.44
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $14.88  $14.86  $15.01  $13.96   $12.95
-------------------------------------------------------------------------------
Total return (d)                         6.27%   6.15%  22.68%  16.20%   31.62%
Ratio to average net assets of (e):
 Expenses, net of waivers and
  reimbursements                         0.55%   0.70%   0.71%   0.71%    0.71%
 Expenses, before waivers and
  reimbursements                         0.97%   1.12%   1.07%   1.18%    1.20%
 Net investment income, net of
  waivers and reimbursements             0.88%   0.73%   0.76%   1.02%    0.90%
 Net investment income, before
  waivers and reimbursements             0.46%   0.31%   0.40%   0.55%    0.41%
Portfolio turnover rate                  8.20%   8.20%  42.66%  46.26%   38.46%
Net assets at end of period (in
 thousands)                            $  259  $  951  $  690  $  269   $   44
-------------------------------------------------------------------------------

(a) For the period January 11, 1993 (commencement of operations) through November 30, 1993.
(b) For the period January 8, 1998 (Class C shares issue date) through May 31, 1998.
(c) For the period December 8, 1994 (Class D shares issue date) through November 30, 1995.
(d) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(e) Annualized for periods less than a full year.

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income and Equity Portfolios
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
May 31, 1998
(Unaudited)
1. ORGANIZATION
Northern Institutional Funds, (the "Trust") is a Delaware business trust which was formed on July 1, 1997, and is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust, formerly known as The Benchmark Funds, changed its name effective July 15, 1998. The Trust includes seventeen portfolios, each with its own investment objective. Prior to March 31, 1998, each portfolio was a series of The Benchmark Funds, a Massachusetts business trust, which reorganized into the Trust at the close of business on that date. Each Portfolio, other than the International Bond Portfolio, is classified as a diversified investment company. The Northern Trust Company ("Northern") is the investment adviser for all actively managed Portfolios and is the custodian and transfer agent for all Northern Institutional Funds. Effective April 1, 1998, Northern Trust Quantitative Advisors, Inc. ("NTQA"), a wholly-owned subsidiary of Northern Trust Corporation, became the investment adviser for the Equity Index, International Equity Index and Small Company Index Portfolios. Goldman, Sachs & Co. ("Goldman Sachs") acts as the Trust's administrator and distributor. Presented herein are the financial statements of the fixed income and equity portfolios (the "Portfolios").
 Each of the Portfolios has four separate classes: Class A, B, C and D. Each class is distinguished by the level of administrative support and transfer agent service provided. As of May 31, 1998, Class A, Class C and Class D shares are outstanding for certain Portfolios.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Portfolios in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(a) Investment Valuation
Investments held by a Portfolio are valued at the last quoted sale price on the exchange on which such securities are primarily traded, or if any securities are not traded on a valuation date, at the last quoted bid price. Securities which are traded in the over-the-counter markets are valued at the last quoted bid price. Exchange traded futures and options are valued at the settlement price as established by the exchange on which they are traded. Index futures are marked to market on a daily basis. Any securities, including restricted securities, for which current quotations are not readily available are valued at fair value as determined in good faith by Northern under the supervision of the Board of Trustees ("Board"). Short-term investments are valued at amortized cost which Northern has determined, pursuant to Board authorization, approximates market value.

(b) Investment Transactions and Investment Income
Investment transactions are recorded as of the trade date. Realized gains and losses on investment transactions are calculated on the identified-cost basis. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. The interest rates reflected in the Statements of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities or, for interest only or principal only securities, the current effective yield. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-date, or as soon as the information is available.

(c) Deferred Organization Costs
Organization related costs are being amortized on a straight-line basis over five years.

(d) Expenses
Expenses arising in connection with a specific Portfolio are allocated to that Portfolio. Certain expenses arising in connection with a class of shares are allocated to that class of shares. Expenses incurred which do not specifically relate to an individual Portfolio are allocated among the Portfolios based on each Portfolio's relative net assets.

(e) Repurchase Agreements
During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held in a customer-only account of Northern, as custodian for the Trust, at the Federal Reserve Bank of Chicago.

(f) Futures Contracts
Each Portfolio may invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for

Northern Institutional Funds
Fixed Income and Equity Portfolios
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS--CONTINUED
May 31, 1998
(Unaudited)
speculative purposes) or to maintain liquidity. The Portfolios bear the market risk arising from changes in the value of these financial instruments. At the time a Portfolio enters into a futures contract it is required to make a margin deposit with the custodian of a specified amount of liquid assets. Subsequently, as the market price of the futures contract fluctuates, gains or losses are recorded and payments are made, on a daily basis, between the portfolio and the broker. The Statements of Operations reflect gains and losses as realized for closed futures contracts and as unrealized for open futures contracts.
 At May 31, 1998, the Equity Index and Small Company Index Portfolios had entered into long exchange traded futures contracts. The aggregate market value of assets pledged to cover margin requirements for open positions at May 31, 1998, was approximately $1,005,000 and $74,000 for the Equity Index and Small Company Index Portfolios, respectively.

(g) Options Contracts
Each Portfolio may purchase and write (sell) put and call options on foreign and domestic stock indices, foreign currencies, and U.S. and foreign securities that are traded on U.S. and foreign securities exchanges and over-the-counter markets. These transactions are for hedging (or cross-hedging) purposes or for the purposes of earning additional income.
 The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as Portfolio securities.
 The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.
 In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.
 The Portfolios did not write call or put options during the six months ended May 31, 1998.

(h) Stripped Securities
Stripped securities represent the right to receive future interest payments (interest only stripped securities) or principal payments (principal only stripped securities). The value of variable rate interest only stripped securities varies directly with changes in interest rates, while the value of fixed rate interest only securities and the value of principal only stripped securities vary inversely with changes in interest rates.

(i) Forward Foreign Currency Exchange Contracts
Certain Portfolios are authorized to enter into forward foreign currency exchange contracts for the purchase of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. In addition, the International Bond and International Growth Portfolios may enter into foreign currency exchange contracts for speculative purposes. The objective of a Portfolio's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Portfolio's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency contracts are "marked-to-market" daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The Portfolio records realized gains or losses when the forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
 The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.
 At May 31, 1998, there were no outstanding forward foreign currency exchange contracts.

(j) Foreign Currency Translations
Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions.
 The gains or losses on investments resulting from changes in foreign exchange rates are included with net realized and unrealized gain (loss) on investments.

-------------------------------------------------------------------------------


(k) Federal Taxes
It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders. Therefore, no provision is made for federal taxes.
 At November 30, 1997, the Trust's most recent tax year end, the Portfolios had approximately the following amounts of capital loss carryforwards for U.S. federal tax purposes:

                                            Year(s) of
                                Amount      Expiration
-------------------------------------------------------
                            (in thousands)
Intermediate Bond               $  21              2005
Short-Intermediate Bond            10              2005
U.S. Government Securities        130      2001 to 2003
U.S. Treasury Index             1,046      2002 to 2005
International Equity Index          4              2005
-------------------------------------------------------

 These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

(l) Distributions
Dividends from net investment income are declared and paid as follows:

-------------------------------------
Bond                          Monthly
Intermediate Bond             Monthly
International Bond          Quarterly
Short-Intermediate Bond       Monthly
U.S. Government Securities    Monthly
U.S. Treasury Index           Monthly
Balanced                    Quarterly
Diversified Growth           Annually
Equity Index                Quarterly
Focused Growth               Annually
International Equity Index   Annually
International Growth         Annually
Small Company Index          Annually
-------------------------------------

 Each Portfolio's net realized capital gains are distributed at least annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with generally accepted accounting principles.

3. ADVISORY, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS
The Trust has an investment advisory agreement whereby each Portfolio pays Northern or NTQA, as the case may be, a fee, computed daily and payable monthly, based on a specified percentage of its average daily net assets. For the current period, Northern and NTQA each voluntarily agreed to waive a portion of the advisory fees as shown on the accompanying Statements of Operations. The annual advisory fees and waiver rates expressed as a percentage of average daily net assets for the six months ended May 31, 1998, are as follows:

                                              Net
                            Advisory Less:  Advisory
                              Fee    Waiver   Fee
----------------------------------------------------
Bond                           .60%   .35%    .25%
Intermediate Bond              .60    .35     .25
International Bond             .90    .20     .70
Short-Intermediate Bond        .60    .35     .25
U.S. Government Securities     .60    .35     .25
U.S. Treasury Index            .40    .25     .15
Balanced                       .80    .30     .50
Diversified Growth             .80    .25     .55
Equity Index                   .30    .20     .10
Focused Growth                1.10    .30     .80
International Equity Index     .50    .25     .25
International Growth          1.00    .20     .80
Small Company Index            .40    .20     .20
----------------------------------------------------

 As compensation for the services rendered as transfer agent, including the assumption by Northern of the expenses related thereto, Northern receives a fee, computed daily and payable monthly, at an annual rate of .01%, .05%, .10% and .15% of the average daily net asset value of the outstanding Class A, B, C and D shares, respectively, for the Portfolios.

Northern Institutional Funds
Fixed Income and Equity Portfolios
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS--CONTINUED
May 31, 1998
(Unaudited)

4. ADMINISTRATION AND DISTRIBUTION AGREEMENTS
The Trust has an administration agreement with Goldman Sachs whereby each Portfolio pays the Administrator a fee, computed daily and payable monthly, at an annual rate of .10% of the Portfolio's average daily net assets, except the International Bond, International Equity Index and International Growth Portfolios which pay the Administrator a fee, computed daily and payable monthly, at an annual rate of .15% of their respective average daily net assets.
 In addition, if in any fiscal year the sum of a Portfolio's expenses, including the administration fee, but excluding the investment advisory fee to Northern pursuant to its agreements with the Trust, servicing fees, transfer agency fees and extraordinary expenses (such as taxes, interest and indemnification expenses), exceeds on an annualized basis .10% of a Portfolio's average daily net assets (0.25% for the International Bond, International Growth and International Equity Index Portfolios), Goldman Sachs will reimburse each Portfolio for the amount of the excess pursuant to the terms of the administration agreement.
 The administration expenses reimbursed during the six months ended May 31, 1998 are shown on the accompanying Statements of Operations. No administration fees were waived, under this agreement, during the six months ended May 31, 1998.
 Goldman Sachs receives no compensation under the distribution agreement.

5. SHAREHOLDER SERVICING PLAN
The Trust has adopted a Shareholder Servicing Plan pursuant to which the Trust may enter into agreements with institutions or other financial intermediaries under which they will render certain shareholder administrative support services for their customers or other investors who beneficially own Class B, C and D shares. As compensation under the Shareholder Servicing Plan, the institution or other financial intermediary receives a fee at an annual rate of up to .10%, .15% and .25% of the average daily net asset value of the outstanding Class B, C and D shares, respectively.

6. INVESTMENT TRANSACTIONS
Investment transactions for the six months ended May 31, 1998 (excluding short-term investments) were as follows:

                                                    Proceeds
                                                   from sales   Proceeds
                                                       and     from sales
                             Purchases             maturities     and
                              of U.S.   Purchases    of U.S.   maturities
                            Government   of other  Government   of other
                            Obligations securities Obligations securities
-------------------------------------------------------------------------
                                           (in thousands)
Bond                          $58,175    $121,616   $120,135    $354,820
Intermediate Bond               9,744       4,372      2,642       1,086
International Bond                 --       3,555         --       4,516
Short-
 Intermediate Bond             52,440      30,691     55,057      12,164
U.S. Government Securities     19,160          --     20,992          --
U.S. Treasury Index            12,458          --     26,060          --
Balanced                        3,370       9,949      3,425      14,016
Diversified Growth                 --      22,140         --      29,722
Equity Index                       --     161,470         --      20,846
Focused Growth                     --      53,952         --      65,384
EAFE                               --      21,050         --      11,151
International Growth               --      76,043         --      90,898
Small Company Index                --      11,652         --      32,395
-------------------------------------------------------------------------

-------------------------------------------------------------------------------


 As of May 31, 1998, the composition of unrealized appreciation (depreciation) of investment securities (including the effects of foreign currency translation and excluding futures transactions) based on the aggregate cost of investments for federal income tax purposes were as follows:

                                                                     Cost for
                                                                     Federal
                                                           Net        Income
                                                       Appreciation    Tax
                            Appreciation Depreciation (Depreciation) Purposes
-----------------------------------------------------------------------------
                                             (in thousands)
Bond                          $18,654       $3,405       $15,249     $531,431
Intermediate Bond                 113           69            44       24,169
International Bond                851        1,412          (561)      25,716
Short-Intermediate Bond         1,837        5,209        (3,372)     211,293
U.S.
 Government Securities            476          221           255       45,571
U.S. Treasury Index               671            9           662       20,957
Balanced                       11,567          296        11,271       43,937
Diversified Growth             64,826        1,039        63,787      101,684
Equity Index                  455,914       10,615       445,299      779,318
Focused Growth                 32,470        1,848        30,622       97,762
International Equity Index      8,002        4,101         3,901       43,978
International Growth           20,432        1,801        18,631       94,655
Small Company Index            32,796        8,316        24,480      103,664
-----------------------------------------------------------------------------

7. BANK LOANS
Prior to January 16, 1998, the Trust maintained a $5,000,000 revolving bank credit line and a $15,000,000 conditional revolving credit line for liquidity and other purposes. As of January 16, 1998, the Trust maintains a $100,000,000 revolving bank credit line and a $15,000,000 conditional revolving credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at 1% above the federal funds rate and are secured by pledged securities equal to or exceeding 120% of the outstanding balance.
 Interest expense for the six months ended May 31, 1998 was approximately $14,000, $15,000, $13,000, and $2,000 for the Equity Index, Focused Growth, International Equity Index, and Small Company Index Portfolios, respectively. These amounts are included in "Other Expenses" on the Statements of Operations.
 As of May 31, 1998, there were no outstanding borrowings.

8. SHARE TRANSACTIONS
Transactions in Class A shares for the six months ended May 31, 1998 were as follows:

                                                                Net
                                    Reinvested                increase
                            Sales  distributions Redemptions (decrease)
-----------------------------------------------------------------------
                                          (in thousands)
Bond                         3,587       730        2,790       1,527
Intermediate Bond              823        25          225         623
International Bond              37        31           88         (20)
Short-Intermediate Bond      3,963       370        3,763         570
U.S. Government Securities     133        54          235         (48)
U.S. Treasury Index            603        13        1,294        (678)
Balanced                       556       185        1,024        (283)
Diversified Growth             365     1,323        1,277         411
Equity Index                14,442     3,437        8,818       9,061
Focused Growth                 921     1,532        1,790         663
International Equity Index   1,669        63          935         797
International Growth           387       644        1,636        (605)
Small Company
 Index                       2,056       673        4,013      (1,284)
-----------------------------------------------------------------------

Northern Institutional Funds
Fixed Income and Equity Portfolios
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS--CONTINUED
May 31, 1998
(Unaudited)

 Transactions in Class A shares for the year ended November 30, 1997 were as follows:

                                                                Net
                                    Reinvested                increase
                            Sales  distributions Redemptions (decrease)
-----------------------------------------------------------------------
                                          (in thousands)
Bond                         7,554     1,111        4,475       4,190
Intermediate Bond              594         9           --         603
International Bond              56        74          363        (233)
Short-Intermediate Bond      5,953       572        4,056       2,469
U.S. Government Securities   3,473       227        6,148      (2,448)
U.S. Treasury Index          1,031        59          740         350
Balanced                       609       205          717          97
Diversified Growth             939     1,144        2,201        (118)
Equity Index                18,925     2,547       19,705       1,767
Focused Growth               1,481       905        2,575        (189)
International Equity Index   3,356        --          111       3,245
International Growth         1,116       606        4,566      (2,844)
Small Company Index          3,221     1,087        2,562       1,746
-----------------------------------------------------------------------

 Transactions in Class C shares for the six months ended May 31, 1998 were as follows:

                                                               Net
                                   Reinvested                increase
                            Sales distributions Redemptions (decrease)
----------------------------------------------------------------------
                                          (in thousands)
Bond                          708       92          510        290
U.S. Government Securities     30        4           24         10
Balanced                       44       17           20         41
Equity Index                1,153      349          828        674
Focused Growth                  6      115            9        112
Small Company Index            42       --           24         18
----------------------------------------------------------------------

 Transactions in Class C shares for the year ended November 30, 1997 were as follows:

                                                               Net
                                   Reinvested                increase
                            Sales distributions Redemptions (decrease)
----------------------------------------------------------------------
                                          (in thousands)
Bond                        2,988      104         1,045      2,047
U.S. Government Securities     67       10            97        (20)
Balanced                       89       25           266       (152)
Equity Index                2,220      226         1,520        926
Focused Growth                 12       65            45         32
----------------------------------------------------------------------

 Transactions in Class D units for the six months ended May 31, 1998 were as follows:

                                                               Net
                                   Reinvested                increase
                            Sales distributions Redemptions (decrease)
----------------------------------------------------------------------
                                          (in thousands)
Bond                          61         2           15         48
International Bond             3         1            2          2
Short-
 Intermediate Bond            19         2            6         15
U.S. Government Securities    28        --            7         21
U.S. Treasury Index           17         1            7         11
Balanced                      43         2           16         29
Diversified Growth            26         8            7         27
Equity Index                 316       131          183        264
Focused Growth                46        21           18         49
International Growth          11         2            3         10
Small Company Index           25         3           10         18
----------------------------------------------------------------------

 Transactions in Class D units for the year ended November 30, 1997 were as follows:

                                                               Net
                                   Reinvested                increase
                            Sales distributions Redemptions (decrease)
----------------------------------------------------------------------
                                          (in thousands)
Bond                           32        1           15          18
International Bond              3       --           --           3
Short-Intermediate Bond        31        1            5          27
U.S. Government Securities      6       --            1           5
U.S. Treasury Index            55        2           16          41
Balanced                       12        1            8           5
Diversified Growth             16        4            6          14
Equity Index                1,302       34          281       1,055
Focused Growth                 32        6            9          29
International Growth           19       --            5          14
Small Company
 Index                         43        1           17          27
----------------------------------------------------------------------

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

      Investment Advisers:

      The Northern Trust Company
      Northern Trust Quantitative Advisors, Inc.
      50 South LaSalle Street
      Chicago, Illinois 60675

      Transfer Agent and Custodian:
      The Northern Trust Company

      Administrator and Distributor:
      Goldman, Sachs & Co.
      4900 Sears Tower
      Chicago, IL 60606


      This Semi-Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Prospectus which contains facts concerning the objectives and policies, management expenses and other information.